UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2012

This report on Form N-CSR relates solely to the Registrant's Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Equity Income Fund, Fidelity Advisor Equity Value Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Stock Selector Mid Cap Fund, Fidelity Advisor Small Cap Fund, Fidelity Advisor Strategic Growth Fund and Fidelity Advisor Value Strategies Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Dividend Growth

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	1.33%
Actual		$ 1,000.00	$ 1,046.30	$ 6.80
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.71
Class T	1.54%
Actual		$ 1,000.00	$ 1,044.70	$ 7.87
HypotheticalA		$ 1,000.00	$ 1,017.30	$ 7.77
Class B	2.11%
Actual		$ 1,000.00	$ 1,041.40	$ 10.77
HypotheticalA		$ 1,000.00	$ 1,014.45	$ 10.63
Class C	2.06%
Actual		$ 1,000.00	$ 1,042.50	$ 10.52
HypotheticalA		$ 1,000.00	$ 1,014.70	$ 10.38
Institutional Class	1.03%
Actual		$ 1,000.00	$ 1,047.10	$ 5.27
HypotheticalA		$ 1,000.00	$ 1,019.85	$ 5.20

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.0	3.4
Microsoft Corp.	2.0	0.0
Wells Fargo & Co.	1.9	1.5
Procter & Gamble Co.	1.7	1.4
The Coca-Cola Co.	1.5	1.3
Berkshire Hathaway, Inc. Class B	1.5	0.1
Philip Morris International, Inc.	1.1	1.3
Merck & Co., Inc.	1.0	0.8
JPMorgan Chase & Co.	1.0	1.1
CVS Caremark Corp.	0.9	0.9
	17.6
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.7	18.2
Financials	13.1	13.1
Industrials	12.6	14.2
Consumer Discretionary	12.1	11.5
Health Care	11.5	10.6
Asset Allocation (% of fund's net assets)
As of May 31, 2012 *		As of November 30, 2011 **
	Stocks and Investment Companies 97.5%		Stocks and Investment Companies 99.0%
	Convertible Securities 0.9%		Convertible Securities 0.8%
	Short-Term Investments and Net Other Assets (Liabilities) 1.6%		Short-Term Investments and Net Other Assets (Liabilities) 0.2%
* Foreign investments	18.1%	** Foreign investments	21.3%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.5%
Delphi Automotive PLC	30,900	$ 897
Johnson Controls, Inc.	14,400	434
Tenneco, Inc. (a)	54,638	1,483
TRW Automotive Holdings Corp. (a)	27,110	1,046
		3,860
Automobiles - 0.2%
Harley-Davidson, Inc.	14,701	708
Winnebago Industries, Inc. (a)(d)	103,238	925
		1,633
Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA	93,300	1,106
DeVry, Inc.	24,584	672
		1,778
Hotels, Restaurants & Leisure - 1.9%
Bravo Brio Restaurant Group, Inc. (a)	32,678	537
Brinker International, Inc.	101,517	3,280
Club Mediterranee SA (a)	71,817	1,209
Darden Restaurants, Inc.	5,977	309
Denny's Corp. (a)	478,904	2,064
DineEquity, Inc. (a)	4,005	192
Dunkin' Brands Group, Inc.	17,818	579
Icahn Enterprises LP rights (a)	115,176	0
Ruth's Hospitality Group, Inc. (a)	111,300	730
Spur Corp. Ltd.	213,023	420
Starbucks Corp.	35,037	1,923
Texas Roadhouse, Inc. Class A	80,052	1,455
WMS Industries, Inc. (a)	75,300	1,546
Yum! Brands, Inc.	19,994	1,407
		15,651
Household Durables - 0.4%
Lennar Corp. Class A	10,700	292
PulteGroup, Inc. (a)	92,797	869
Standard Pacific Corp. (a)(d)	208,658	1,077
Techtronic Industries Co. Ltd.	730,000	896
Woongjin Coway Co. Ltd.	14,330	429
		3,563
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	20,255	$ 4,312
Liberty Media Corp. Interactive Series A (a)	53,583	898
		5,210
Leisure Equipment & Products - 0.3%
Amer Group PLC (A Shares)	12,882	149
Brunswick Corp.	15,400	337
Hasbro, Inc.	49,586	1,756
Summer Infant, Inc. (a)	51,551	157
		2,399
Media - 2.5%
Aegis Group PLC	184,300	463
Antena 3 de Television SA (d)	155,859	572
Cablevision Systems Corp. - NY Group Class A	89,789	1,027
Comcast Corp. Class A	186,708	5,398
DISH Network Corp. Class A	50,681	1,421
MDC Partners, Inc. Class A (sub. vtg.)	93,834	911
Mood Media Corp. (a)	66,400	188
Mood Media Corp. (a)(g)	192,900	547
The Walt Disney Co.	139,678	6,385
Time Warner Cable, Inc.	1,200	90
Time Warner, Inc.	87,485	3,016
		20,018
Multiline Retail - 0.8%
Dollar General Corp. (a)	9,100	445
PPR SA	7,900	1,125
Target Corp.	78,803	4,563
		6,133
Specialty Retail - 3.4%
Advance Auto Parts, Inc.	59,633	4,350
American Eagle Outfitters, Inc.	40,276	778
Ascena Retail Group, Inc. (a)	32,690	619
Bed Bath & Beyond, Inc. (a)	15,700	1,134
Best Buy Co., Inc.	60,321	1,129
Big 5 Sporting Goods Corp.	44,200	288
Body Central Corp. (a)	81,042	1,187
Citi Trends, Inc. (a)	1,283	18
Destination Maternity Corp.	12,887	251
Express, Inc. (a)	152,072	2,813
Fast Retailing Co. Ltd.	3,400	757
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Foot Locker, Inc.	26,478	$ 840
Foschini Ltd.	56,796	796
GameStop Corp. Class A	32,245	618
Hengdeli Holdings Ltd.	476,000	140
Home Depot, Inc.	40,518	1,999
Inditex SA	807	67
Limited Brands, Inc.	22,406	994
Lowe's Companies, Inc.	191,474	5,116
Lumber Liquidators Holdings, Inc. (a)	32,466	944
MarineMax, Inc. (a)	30,807	297
rue21, Inc. (a)(d)	40,643	1,076
SuperGroup PLC (a)(d)	171,462	807
TJX Companies, Inc.	4,027	171
		27,189
Textiles, Apparel & Luxury Goods - 1.2%
Bosideng International Holdings Ltd.	1,134,000	262
Deckers Outdoor Corp. (a)(d)	14,400	802
G-III Apparel Group Ltd. (a)	60,765	1,502
Iconix Brand Group, Inc. (a)	36,350	545
NIKE, Inc. Class B	21,981	2,378
PVH Corp.	28,761	2,330
Vera Bradley, Inc. (a)	45,654	998
VF Corp.	4,300	606
		9,423
TOTAL CONSUMER DISCRETIONARY		96,857
CONSUMER STAPLES - 9.6%
Beverages - 2.4%
Carlsberg A/S Series B	11,500	863
Cott Corp. (a)	136,600	1,038
Dr Pepper Snapple Group, Inc.	56,794	2,343
Grupo Modelo SAB de CV Series C	267,300	1,854
SABMiller PLC	22,300	824
The Coca-Cola Co.	163,062	12,186
		19,108
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	12,500	1,080
CVS Caremark Corp.	165,406	7,433
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Drogasil SA	37,213	$ 344
Eurocash SA	82,242	893
		9,750
Food Products - 1.4%
Danone SA (d)	23,200	1,488
Flowers Foods, Inc.	66,864	1,472
Green Mountain Coffee Roasters, Inc. (a)	37,600	887
Kraft Foods, Inc. Class A	134,331	5,141
Sara Lee Corp.	81,308	1,699
The J.M. Smucker Co.	10,517	805
		11,492
Household Products - 2.3%
Colgate-Palmolive Co.	6,736	662
Procter & Gamble Co.	223,090	13,896
PZ Cussons PLC Class L	34,237	171
Reckitt Benckiser Group PLC	39,700	2,113
Unicharm Corp.	28,700	1,551
		18,393
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	12,024	651
Hengan International Group Co. Ltd.	83,500	799
		1,450
Tobacco - 2.1%
Altria Group, Inc.	77,073	2,481
British American Tobacco PLC (United Kingdom)	33,200	1,569
Imperial Tobacco Group PLC	36,193	1,309
Lorillard, Inc.	23,991	2,965
Philip Morris International, Inc.	105,447	8,911
		17,235
TOTAL CONSUMER STAPLES		77,428
ENERGY - 10.7%
Energy Equipment & Services - 3.9%
Aker Solutions ASA	61,257	810
BW Offshore Ltd.	700,552	786
Cal Dive International, Inc. (a)	178,916	460
Cameron International Corp. (a)	43,444	1,985
Cathedral Energy Services Ltd.	135,000	738
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Ensco PLC Class A	15,040	$ 675
Essential Energy Services Ltd.	463,900	1,051
Fugro NV (Certificaten Van Aandelen) unit	7,900	454
Halliburton Co.	85,705	2,576
ION Geophysical Corp. (a)	179,357	1,087
McDermott International, Inc. (a)	129,527	1,315
National Oilwell Varco, Inc.	107,188	7,155
Noble Corp.	31,879	997
Saipem SpA	10,427	407
SBM Offshore NV	98,400	1,284
Schlumberger Ltd.	93,617	5,921
TETRA Technologies, Inc. (a)	99,973	639
Tuscany International Drilling, Inc. (a)	73,100	37
Unit Corp. (a)	18,122	721
Vantage Drilling Co. (a)	574,734	862
Weatherford International Ltd. (a)	76,700	921
Xtreme Drilling & Coil Services Corp. (a)	198,100	439
		31,320
Oil, Gas & Consumable Fuels - 6.8%
Alon USA Energy, Inc.	46,200	391
Americas Petrogas, Inc. (a)	248,200	481
Americas Petrogas, Inc. (e)	286,000	554
Amyris, Inc. (a)(d)	115,157	312
Anadarko Petroleum Corp.	42,408	2,587
Apache Corp.	26,793	2,180
Bonavista Energy Corp.	1,500	26
Bonavista Energy Corp. (e)	15,800	271
BPZ Energy, Inc. (a)(d)	262,751	812
Cabot Oil & Gas Corp.	13,800	449
Chevron Corp.	57,142	5,618
Crew Energy, Inc. (a)	46,400	261
Crown Point Ventures Ltd. (a)	100,400	68
Crown Point Ventures Ltd. (a)(e)	399,602	271
Delek US Holdings, Inc.	47,800	770
Denbury Resources, Inc. (a)	47,890	724
Double Eagle Petroleum Co. (a)	98,229	413
EOG Resources, Inc.	11,015	1,094
EV Energy Partners LP	2,499	128
Gran Tierra Energy, Inc. (Canada) (a)	160,000	807
Halcon Resources Corp. (g)	90,000	762
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
HollyFrontier Corp.	54,394	$ 1,604
Inergy Midstream LP	3,375	70
InterOil Corp. (a)(d)	63,792	4,236
Madalena Ventures, Inc. (a)	159,500	77
Marathon Oil Corp.	29,700	740
Marathon Petroleum Corp.	58,279	2,102
Markwest Energy Partners LP	16,200	777
Midstates Petroleum Co., Inc.	11,514	165
Niko Resources Ltd.	17,500	518
Northern Oil & Gas, Inc. (a)(d)	137,400	2,464
Occidental Petroleum Corp.	56,540	4,482
OGX Petroleo e Gas Participacoes SA (a)	85,500	437
Painted Pony Petroleum Ltd. (a)(e)	17,000	130
Painted Pony Petroleum Ltd. Class A (a)	23,550	180
Paladin Energy Ltd. (Australia) (a)(d)	680,964	869
Pan Orient Energy Corp. (a)	80,100	268
Peabody Energy Corp.	38,786	906
Petrominerales Ltd.	33,800	452
Phillips 66 (a)	41,300	1,240
Pioneer Natural Resources Co.	10,417	1,007
Resolute Energy Corp. (a)(d)	167,394	1,465
Royal Dutch Shell PLC Class A sponsored ADR	38,500	2,394
SM Energy Co.	8,051	435
Southwestern Energy Co. (a)	24,793	695
Suncor Energy, Inc.	8,380	227
TAG Oil Ltd. (a)	157,500	1,426
TAG Oil Ltd. (e)	15,900	144
Targa Resources Corp.	15,300	678
Tesoro Corp. (a)	66,177	1,464
Voyager Oil & Gas, Inc. (a)	332,328	621
Voyager Oil & Gas, Inc. warrants 2/4/16 (a)	115,754	22
Williams Companies, Inc.	136,013	4,152
		55,426
TOTAL ENERGY		86,746
FINANCIALS - 12.8%
Capital Markets - 1.4%
Ameriprise Financial, Inc.	8,800	422
BlackRock, Inc. Class A	9,699	1,657
GP Investments Ltd. (depositary receipt) (a)	385,460	833
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
ICAP PLC	161,100	$ 848
ICG Group, Inc. (a)	54,458	474
Invesco Ltd.	65,932	1,434
KKR & Co. LP	32,183	378
Knight Capital Group, Inc. Class A (a)	116,430	1,464
Monex Beans Holdings, Inc.	2,388	365
Morgan Stanley	94,058	1,257
State Street Corp.	51,808	2,135
		11,267
Commercial Banks - 3.8%
Banco Pine SA	126,400	807
Bank of Ireland (a)	9,158,643	1,013
CapitalSource, Inc.	48,558	307
CIT Group, Inc. (a)	62,906	2,151
Comerica, Inc.	27,498	836
Commercial Bank of Qatar GDR (Reg. S)	106,028	412
Guaranty Trust Bank PLC GDR (Reg. S)	85,472	460
KeyCorp	112,645	845
Regions Financial Corp.	437,682	2,753
U.S. Bancorp	182,324	5,672
Wells Fargo & Co.	481,958	15,447
		30,703
Consumer Finance - 0.6%
Capital One Financial Corp.	77,512	3,982
International Personal Finance PLC	250,100	867
		4,849
Diversified Financial Services - 2.1%
Citigroup, Inc.	159,773	4,236
CME Group, Inc.	6,493	1,672
JPMorgan Chase & Co.	234,550	7,775
PICO Holdings, Inc. (a)	151,718	3,362
		17,045
Insurance - 2.9%
AEGON NV (d)	159,900	675
AFLAC, Inc.	44,106	1,768
Allied World Assurance Co. Holdings Ltd.	14,200	1,092
Assured Guaranty Ltd.	210,332	2,511
Berkshire Hathaway, Inc. Class B (a)	152,296	12,086
Lincoln National Corp.	19,900	411
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	110,101	$ 3,216
Prudential Financial, Inc.	33,364	1,550
		23,309
Real Estate Investment Trusts - 1.6%
American Tower Corp.	28,098	1,823
Beni Stabili SpA SIIQ	1,666,100	671
CBL & Associates Properties, Inc.	143,522	2,506
Douglas Emmett, Inc.	53,941	1,154
Education Realty Trust, Inc.	96,500	1,063
Franklin Street Properties Corp.	57,200	558
Klepierre SA (d)	8,416	261
Lexington Corporate Properties Trust	73,800	613
Prologis, Inc.	60,976	1,950
SL Green Realty Corp.	24,630	1,847
Vornado Realty Trust	4,800	393
Weyerhaeuser Co.	34,196	681
		13,520
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	157,162	2,585
Forest City Enterprises, Inc. Class A (a)	49,269	660
		3,245
TOTAL FINANCIALS		103,938
HEALTH CARE - 11.4%
Biotechnology - 3.2%
Alnylam Pharmaceuticals, Inc. (a)	77,000	788
Amgen, Inc.	55,691	3,872
Amylin Pharmaceuticals, Inc. (a)	66,520	1,763
ARIAD Pharmaceuticals, Inc. (a)	198,565	3,290
AVEO Pharmaceuticals, Inc. (a)	104,552	1,331
Biogen Idec, Inc. (a)	17,109	2,237
Biovitrum AB (a)	204,388	658
Dynavax Technologies Corp. (a)	402,187	1,516
Gentium SpA sponsored ADR (a)	24,217	224
Gilead Sciences, Inc. (a)	51,873	2,591
Horizon Pharma, Inc. (d)	45,600	182
Horizon Pharma, Inc. (g)	109,176	437
Horizon Pharma, Inc. warrants 2/28/17 (a)(g)	27,294	8
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
InterMune, Inc. (a)	51,987	$ 542
Isis Pharmaceuticals, Inc. (a)	35,800	354
Merrimack Pharmaceuticals, Inc.	26,900	185
NPS Pharmaceuticals, Inc. (a)	53,863	425
PDL BioPharma, Inc.	33,087	215
SIGA Technologies, Inc. (a)(d)	28,383	66
Synageva BioPharma Corp. (a)	11,200	437
Theravance, Inc. (a)	115,034	2,380
Thrombogenics NV (a)	48,733	1,396
Vertex Pharmaceuticals, Inc. (a)	6,400	384
ZIOPHARM Oncology, Inc. (a)(d)	235,466	1,210
		26,491
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	31,020	1,570
Boston Scientific Corp. (a)	172,100	988
C.R. Bard, Inc.	3,200	311
Covidien PLC	59,642	3,088
DENTSPLY International, Inc.	23,080	854
Genmark Diagnostics, Inc. (a)	51,606	232
Integra LifeSciences Holdings Corp. (a)	24,754	879
Nakanishi, Inc.	5,000	456
Natus Medical, Inc. (a)	15,918	178
Opto Circuits India Ltd.	111,944	323
Orthofix International NV (a)	9,134	346
Sirona Dental Systems, Inc. (a)	26,278	1,124
		10,349
Health Care Providers & Services - 3.4%
Apollo Hospitals Enterprise Ltd.	39,036	467
Brookdale Senior Living, Inc. (a)	238,000	3,925
Centene Corp. (a)	10,800	390
Chemed Corp.	14,377	799
CIGNA Corp.	67,399	2,959
Corvel Corp. (a)	7,262	323
DaVita, Inc. (a)	17,173	1,395
Emeritus Corp. (a)	65,163	991
Express Scripts Holding Co. (a)	83,299	4,347
McKesson Corp.	42,840	3,739
MEDNAX, Inc. (a)	4,844	296
Sunrise Senior Living, Inc. (a)	9,504	57
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	89,128	$ 4,971
WellPoint, Inc.	39,403	2,655
		27,314
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	68,439	2,783
Charles River Laboratories International, Inc. (a)	25,894	864
Thermo Fisher Scientific, Inc.	21,540	1,087
		4,734
Pharmaceuticals - 2.9%
AVANIR Pharmaceuticals Class A (a)	167,369	497
Cadence Pharmaceuticals, Inc. (a)(d)	425,870	1,171
Cardiome Pharma Corp. (a)	249,671	102
Elan Corp. PLC sponsored ADR (a)	54,297	758
Impax Laboratories, Inc. (a)	36,233	751
Jazz Pharmaceuticals PLC (a)	19,120	826
Johnson & Johnson	110,865	6,921
Merck & Co., Inc.	220,224	8,276
Novo Nordisk A/S Series B	17,345	2,319
Sanofi SA (d)	24,713	1,683
Watson Pharmaceuticals, Inc. (a)	4,609	329
		23,633
TOTAL HEALTH CARE		92,521
INDUSTRIALS - 12.5%
Aerospace & Defense - 2.8%
DigitalGlobe, Inc. (a)	75,636	1,222
GeoEye, Inc. (a)	140,074	2,684
Honeywell International, Inc.	54,617	3,040
Meggitt PLC	351,635	2,054
Precision Castparts Corp.	13,010	2,162
Raytheon Co.	43,712	2,200
Textron, Inc.	104,825	2,477
Ultra Electronics Holdings PLC	21,258	547
United Technologies Corp.	81,447	6,036
		22,422
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.9%
Pacer International, Inc. (a)	75,462	$ 426
United Parcel Service, Inc. Class B	87,423	6,551
		6,977
Building Products - 0.6%
Armstrong World Industries, Inc.	10,434	486
Lennox International, Inc.	13,145	564
Owens Corning (a)	97,875	3,020
Quanex Building Products Corp.	58,200	961
		5,031
Commercial Services & Supplies - 0.9%
Corrections Corp. of America	53,432	1,393
Multiplus SA	87,700	2,013
Republic Services, Inc.	69,540	1,833
Steelcase, Inc. Class A	149,443	1,311
Swisher Hygiene, Inc. (a)	202,331	362
Swisher Hygiene, Inc. (Canada) (a)	154,900	308
The Geo Group, Inc. (a)	11,900	259
		7,479
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	39,127	637
Fluor Corp.	44,368	2,080
Foster Wheeler AG (a)	139,837	2,502
MasTec, Inc. (a)	18,523	303
Quanta Services, Inc. (a)	1,200	27
Shaw Group, Inc. (a)	87,647	2,226
		7,775
Electrical Equipment - 1.7%
Alstom SA	43,611	1,271
AMETEK, Inc.	26,217	1,329
Brady Corp. Class A	21,575	592
Cooper Industries PLC Class A	9,782	690
Emerson Electric Co.	62,824	2,938
GrafTech International Ltd. (a)	147,479	1,574
Hubbell, Inc. Class B	11,162	881
Prysmian SpA	99,200	1,407
Regal-Beloit Corp.	43,381	2,615
Roper Industries, Inc.	9,161	927
		14,224
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	16,220	$ 843
Reunert Ltd.	57,853	463
		1,306
Machinery - 2.6%
Actuant Corp. Class A	61,073	1,598
Colfax Corp. (a)	25,802	731
Cummins, Inc.	19,190	1,860
Dover Corp.	19,018	1,076
EVA Precision Industrial Holdings Ltd.	398,000	45
Fiat Industrial SpA	355,741	3,594
Fiat Industrial SpA:
rights 6/20/12 (a)	352,641	0
rights 6/20/12 (a)	352,641	0
GEA Group AG	1,208	31
Illinois Tool Works, Inc.	36,300	2,038
Ingersoll-Rand PLC	82,752	3,418
Manitowoc Co., Inc.	109,503	1,139
Navistar International Corp. (a)	55,050	1,538
Pall Corp.	7,570	421
Stanley Black & Decker, Inc.	35,877	2,377
Timken Co.	16,108	768
Valmont Industries, Inc.	6,850	784
		21,418
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	86,618	124
Professional Services - 0.6%
Michael Page International PLC	18,162	100
Qualicorp SA	79,000	674
Randstad Holding NV	48,700	1,318
Robert Half International, Inc.	47,155	1,340
SR Teleperformance SA (d)	50,900	1,217
		4,649
Road & Rail - 0.9%
CSX Corp.	77,473	1,618
J.B. Hunt Transport Services, Inc.	15,119	864
Union Pacific Corp.	37,815	4,213
Universal Truckload Services, Inc.	32,557	428
		7,123
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.4%
Barloworld Ltd.	56,400	$ 562
Houston Wire & Cable Co.	53,736	613
Rush Enterprises, Inc. Class A (a)	23,958	397
Watsco, Inc.	20,305	1,495
		3,067
TOTAL INDUSTRIALS		101,595
INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 2.4%
Brocade Communications Systems, Inc. (a)	321,979	1,497
Calix Networks, Inc. (a)(d)	137,406	1,103
Cisco Systems, Inc.	378,938	6,188
Comverse Technology, Inc. (a)	425,477	2,600
Harris Corp.	3,935	157
Motorola Solutions, Inc.	29,500	1,418
Polycom, Inc. (a)	106,401	1,217
QUALCOMM, Inc.	37,857	2,170
Riverbed Technology, Inc. (a)	100,900	1,655
ViaSat, Inc. (a)	34,128	1,434
		19,439
Computers & Peripherals - 5.2%
Apple, Inc. (a)	69,861	40,369
Gemalto NV	20,607	1,315
		41,684
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	47,876	1,623
Avnet, Inc. (a)	81,841	2,495
Corning, Inc.	241,886	3,142
Flextronics International Ltd. (a)	75,700	486
Jabil Circuit, Inc.	39,880	763
Molex, Inc. (d)	56,145	1,295
TE Connectivity Ltd.	52,251	1,642
		11,446
Internet Software & Services - 0.5%
Cornerstone OnDemand, Inc. (a)	8,700	174
Facebook, Inc.:
Class A	16,100	477
Class B (a)(g)	47,471	1,266
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
QuinStreet, Inc. (a)	71,838	$ 583
Velti PLC (a)	107,350	784
Yahoo!, Inc. (a)	58,000	884
		4,168
IT Services - 3.0%
Accenture PLC Class A	8,792	502
Amdocs Ltd. (a)	30,082	865
Cognizant Technology Solutions Corp. Class A (a)	34,920	2,034
EPAM Systems, Inc.	19,000	333
Fidelity National Information Services, Inc.	60,348	1,978
Fiserv, Inc. (a)	22,790	1,537
Heartland Payment Systems, Inc.	37,282	1,088
IBM Corp.	23,006	4,438
Jack Henry & Associates, Inc.	1,600	53
MasterCard, Inc. Class A	4,742	1,928
Maximus, Inc.	9,575	436
Redecard SA	32,500	500
ServiceSource International, Inc. (a)	126,111	1,513
Unisys Corp. (a)	112,303	1,764
Virtusa Corp. (a)	33,443	489
Visa, Inc. Class A	38,466	4,431
WNS Holdings Ltd. sponsored ADR (a)	10,190	112
		24,001
Office Electronics - 0.3%
Xerox Corp.	327,580	2,365
Semiconductors & Semiconductor Equipment - 4.3%
Analog Devices, Inc.	53,500	1,946
Applied Micro Circuits Corp. (a)	38,200	204
ASML Holding NV	110,256	5,051
Avago Technologies Ltd.	28,383	939
Cirrus Logic, Inc. (a)	79,752	2,290
Cree, Inc. (a)	35,200	882
Cymer, Inc. (a)	82,628	4,476
Entropic Communications, Inc. (a)	202,631	815
Fairchild Semiconductor International, Inc. (a)	37,286	493
Freescale Semiconductor Holdings I Ltd.	167,956	1,545
Intersil Corp. Class A	127,532	1,345
LTX-Credence Corp. (a)	326,694	2,320
Maxim Integrated Products, Inc.	79,092	1,990
Micron Technology, Inc. (a)	185,018	1,081
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NXP Semiconductors NV (a)	127,256	$ 2,686
ON Semiconductor Corp. (a)	203,896	1,374
RF Micro Devices, Inc. (a)	498,410	1,879
Skyworks Solutions, Inc. (a)	74,947	2,013
Spansion, Inc. Class A (a)	61,236	661
TriQuint Semiconductor, Inc. (a)	209,333	1,091
		35,081
Software - 3.6%
Adobe Systems, Inc. (a)	34,338	1,066
Autodesk, Inc. (a)	23,000	736
Citrix Systems, Inc. (a)	50,559	3,695
Electronic Arts, Inc. (a)	35,811	488
Informatica Corp. (a)	13,792	571
JDA Software Group, Inc. (a)	31,213	864
Microsoft Corp.	556,202	16,236
Nuance Communications, Inc. (a)	27,000	559
Opnet Technologies, Inc.	32,372	808
Oracle Corp.	122,881	3,253
Royalblue Group PLC	25,250	601
Take-Two Interactive Software, Inc. (a)	35,000	403
		29,280
TOTAL INFORMATION TECHNOLOGY		167,464
MATERIALS - 4.0%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	5,251	415
Ashland, Inc.	21,946	1,403
CF Industries Holdings, Inc.	4,400	752
Clariant AG (Reg.)	266,337	2,734
Huabao International Holdings Ltd.	506,000	214
Kraton Performance Polymers, Inc. (a)	30,594	585
LyondellBasell Industries NV Class A	55,677	2,197
Nitto Denko Corp.	2,400	97
PetroLogistics LP	47,900	671
Spartech Corp. (a)	137,151	516
The Mosaic Co.	18,415	878
W.R. Grace & Co. (a)	103,390	5,428
		15,890
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Construction Materials - 0.1%
CEMEX SA de CV sponsored ADR	40,872	$ 226
HeidelbergCement Finance AG	13,797	604
		830
Containers & Packaging - 0.2%
HSIL Ltd.	17,981	46
Nampak Ltd.	306,833	831
Rock-Tenn Co. Class A	14,749	761
Youyuan International Holdings Ltd.	295,000	63
		1,701
Metals & Mining - 1.7%
Agnico-Eagle Mines Ltd. (Canada)	34,300	1,284
Anglo American PLC (United Kingdom)	20,800	634
Avion Gold Corp. (a)	322,400	159
Avion Gold Corp. (e)	27,400	14
Commercial Metals Co.	148,691	1,737
Copper Mountain Mining Corp. (a)	51,300	199
Eldorado Gold Corp.	62,263	691
First Quantum Minerals Ltd.	33,700	590
Freeport-McMoRan Copper & Gold, Inc.	26,121	837
Goldcorp, Inc.	51,300	1,872
Ivanhoe Mines Ltd. (a)	204,885	1,934
Newcrest Mining Ltd.	36,513	886
Randgold Resources Ltd. sponsored ADR	35,500	2,817
SunCoke Energy, Inc. (a)	17,300	243
		13,897
TOTAL MATERIALS		32,318
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.5%
CenturyLink, Inc.	54,383	2,133
China Unicom Ltd.	512,000	702
Frontier Communications Corp. (d)	167,036	625
PT Telkomunikasi Indonesia Tbk sponsored ADR	25,119	818
		4,278
Wireless Telecommunication Services - 0.4%
Crown Castle International Corp. (a)	2,000	109
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
SBA Communications Corp. Class A (a)	53,497	$ 2,779
TIM Participacoes SA	71,744	347
		3,235
TOTAL TELECOMMUNICATION SERVICES		7,513
UTILITIES - 2.6%
Electric Utilities - 1.3%
Ceske Energeticke Zavody A/S	10,000	353
Duke Energy Corp.	104,900	2,306
Edison International	62,916	2,829
El Paso Electric Co.	13,151	404
Fortum Corp.	11,600	211
NextEra Energy, Inc.	43,811	2,863
Northeast Utilities	38,286	1,379
PPL Corp.	6,330	173
		10,518
Gas Utilities - 0.1%
ONEOK, Inc.	12,772	1,060
Independent Power Producers & Energy Traders - 0.4%
The AES Corp. (a)	306,774	3,709
Multi-Utilities - 0.8%
CMS Energy Corp.	18,977	442
Dominion Resources, Inc.	3,200	167
National Grid PLC	107,789	1,081
PG&E Corp.	41,616	1,819
Sempra Energy	41,422	2,693
		6,202
TOTAL UTILITIES		21,489
TOTAL COMMON STOCKS (Cost $789,339)		787,869
Preferred Stocks - 0.4%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.3%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	16,600	$ 1,396
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
KaloBios Pharmaceuticals, Inc. Series E (a)(g)	153,000	520
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Unisys Corp. Series A, 6.25%	9,500	482
TOTAL CONVERTIBLE PREFERRED STOCKS		2,398
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	3,400	546
TOTAL PREFERRED STOCKS (Cost $3,322)		2,944
Investment Companies - 0.2%

Ares Capital Corp. (Cost $1,352)	100,976	1,524
Convertible Bonds - 0.6%
	Principal Amount (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (g)	$ 791	553
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)	1,875	762
INDUSTRIALS - 0.1%
Building Products - 0.1%
Aspen Aerogels, Inc. 8% 6/1/14 (g)	398	398
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.3%
Metals & Mining - 0.3%
Ivanplats Ltd.:
8% 11/10/14 pay-in-kind (f)(g)	$ 1,915	$ 1,986
8% 11/10/14 pay-in-kind (f)(g)	792	821
		2,807
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (e)	380	222
TOTAL CONVERTIBLE BONDS (Cost $4,975)		4,742
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	12,857,747	12,858
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	17,918,610	17,919
TOTAL MONEY MARKET FUNDS (Cost $30,777)		30,777
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $829,765)		827,856
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(17,725)
NET ASSETS - 100%		$ 810,131
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,368,000 or 0.3% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,299,000 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 3% 2/27/17	2/27/12	$ 791
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 398
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 1,187
Halcon Resources Corp.	3/1/12	$ 810
Horizon Pharma, Inc.	2/29/12	$ 392
Horizon Pharma, Inc. warrants 2/28/17	2/29/12	$ 3
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	11/10/11 - 3/28/12	$ 2,736
KaloBios Pharmaceuticals, Inc. Series E	5/2/12	$ 520
Mood Media Corp.	2/2/11	$ 390
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4
Fidelity Securities Lending Cash Central Fund	140
Total	$ 144
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 97,403	$ 91,708	$ 5,695	$ -
Consumer Staples	77,428	67,540	9,888	-
Energy	86,746	82,221	4,525	-
Financials	105,334	100,174	5,160	-
Health Care	93,041	86,001	6,520	520
Industrials	101,595	89,694	11,901	-
Information Technology	167,946	164,764	3,182	-
Materials	32,318	28,249	4,069	-
Telecommunication Services	7,513	6,811	702	-
Utilities	21,489	20,197	1,292	-
Investment Companies	1,524	1,524	-	-
Corporate Bonds	4,742	-	984	3,758
Money Market Funds	30,777	30,777	-	-
Total Investments in Securities:	$ 827,856	$ 769,660	$ 53,918	$ 4,278
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 3,500
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(168)
Cost of Purchases	2,133
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(1,187)
Ending Balance	$ 4,278
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (168)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	81.9%
Canada	2.8%
United Kingdom	2.2%
Netherlands	2.0%
Ireland	1.3%
Switzerland	1.1%
Others (Individually Less Than 1%)	8.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,220) - See accompanying schedule: Unaffiliated issuers (cost $798,988)	$ 797,079
Fidelity Central Funds (cost $30,777)	30,777
Total Investments (cost $829,765)		$ 827,856
Foreign currency held at value (cost $20)		20
Receivable for investments sold		5,739
Receivable for fund shares sold		785
Dividends receivable		1,243
Interest receivable		202
Distributions receivable from Fidelity Central Funds		32
Other receivables		9
Total assets		835,886

Liabilities
Payable for investments purchased	$ 5,034
Payable for fund shares redeemed	1,833
Accrued management fee	378
Distribution and service plan fees payable	306
Other affiliated payables	207
Other payables and accrued expenses	78
Collateral on securities loaned, at value	17,919
Total liabilities		25,755

Net Assets		$ 810,131
Net Assets consist of:
Paid in capital		$ 930,565
Undistributed net investment income		681
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(119,197)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,918)
Net Assets		$ 810,131

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($293,787 ÷ 24,533 shares)	$ 11.98

Maximum offering price per share (100/94.25 of $11.98)	$ 12.71
Class T: Net Asset Value and redemption price per share ($290,154 ÷ 24,320 shares)	$ 11.93

Maximum offering price per share (100/96.50 of $11.93)	$ 12.36
Class B: Net Asset Value and offering price per share ($17,907 ÷ 1,548 shares)A	$ 11.57

Class C: Net Asset Value and offering price per share ($117,370 ÷ 10,174 shares)A	$ 11.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($90,913 ÷ 7,311 shares)	$ 12.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 6,678
Interest		210
Income from Fidelity Central Funds		144
Total income		7,032

Expenses
Management fee Basic fee	$ 2,408
Performance adjustment	687
Transfer agent fees	1,102
Distribution and service plan fees	1,909
Accounting and security lending fees	148
Custodian fees and expenses	97
Independent trustees' compensation	3
Registration fees	75
Audit	30
Legal	4
Miscellaneous	4
Total expenses before reductions	6,467
Expense reductions	(20)	6,447
Net investment income (loss)		585
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,086
Foreign currency transactions	(17)
Total net realized gain (loss)		22,069
Change in net unrealized appreciation (depreciation) on: Investment securities	14,988
Assets and liabilities in foreign currencies	5
Total change in net unrealized appreciation (depreciation)		14,993
Net gain (loss)		37,062
Net increase (decrease) in net assets resulting from operations		$ 37,647

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 585	$ (232)
Net realized gain (loss)	22,069	82,284
Change in net unrealized appreciation (depreciation)	14,993	(90,807)
Net increase (decrease) in net assets resulting from operations	37,647	(8,755)
Distributions to shareholders from net investment income	-	(110)
Distributions to shareholders from net realized gain	-	(2,730)
Total distributions	-	(2,840)
Share transactions - net increase (decrease)	(45,241)	(21,803)
Total increase (decrease) in net assets	(7,594)	(33,398)

Net Assets
Beginning of period	817,725	851,123
End of period (including undistributed net investment income of $681 and undistributed net investment income of $123, respectively)	$ 810,131	$ 817,725

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 11.58	$ 9.95	$ 6.64	$ 13.75	$ 13.61
Income from Investment Operations
Net investment income (loss) E	.02	.02	.03 H	.04	.11	.12
Net realized and unrealized gain (loss)	.51	(.09)	1.66	3.41	(6.13)	.43
Total from investment operations	.53	(.07)	1.69	3.45	(6.02)	.55
Distributions from net investment income	-	-	(.02)	(.14)	(.10)	(.14)
Distributions from net realized gain	-	(.06)	(.05)	-	(.99)	(.28)
Total distributions	-	(.06)	(.06) J	(.14)	(1.09)	(.41) K
Net asset value, end of period	$ 11.98	$ 11.45	$ 11.58	$ 9.95	$ 6.64	$ 13.75
Total Return B, C, D	4.63%	(.63)%	17.09%	52.97%	(47.51)%	4.12%
Ratios to Average Net Assets F, I
Expenses before reductions	1.33% A	1.36%	1.36%	1.08%	1.08%	1.12%
Expenses net of fee waivers, if any	1.33% A	1.33%	1.25%	1.08%	1.08%	1.12%
Expenses net of all reductions	1.32% A	1.33%	1.24%	1.08%	1.08%	1.11%
Net investment income (loss)	.31% A	.16%	.24% H	.56%	1.02%	.84%
Supplemental Data
Net assets, end of period (in millions)	$ 294	$ 295	$ 285	$ 240	$ 192	$ 529
Portfolio turnover rate G	68% A	68%	80%	88%	122%	36%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .10%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.06 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.045 per share. K Total distributions of $.41 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 11.55	$ 9.92	$ 6.60	$ 13.67	$ 13.52
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	- H, J	.03	.09	.09
Net realized and unrealized gain (loss)	.50	(.09)	1.67	3.39	(6.11)	.44
Total from investment operations	.51	(.10)	1.67	3.42	(6.02)	.53
Distributions from net investment income	-	-	-	(.10)	(.06)	(.10)
Distributions from net realized gain	-	(.03)	(.04)	-	(.99)	(.28)
Total distributions	-	(.03)	(.04)	(.10)	(1.05)	(.38) K
Net asset value, end of period	$ 11.93	$ 11.42	$ 11.55	$ 9.92	$ 6.60	$ 13.67
Total Return B, C, D	4.47%	(.90)%	16.88%	52.60%	(47.66)%	3.97%
Ratios to Average Net Assets F, I
Expenses before reductions	1.54% A	1.57%	1.57%	1.31%	1.29%	1.33%
Expenses net of fee waivers, if any	1.54% A	1.55%	1.50%	1.31%	1.29%	1.33%
Expenses net of all reductions	1.54% A	1.54%	1.49%	1.30%	1.28%	1.32%
Net investment income (loss)	.09% A	(.06)%	(.01)% H	.34%	.82%	.63%
Supplemental Data
Net assets, end of period (in millions)	$ 290	$ 294	$ 322	$ 305	$ 263	$ 962
Portfolio turnover rate G	68% A	68%	80%	88%	122%	36%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.15)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.38 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 11.26	$ 9.68	$ 6.42	$ 13.29	$ 13.14
Income from Investment Operations
Net investment income (loss) E	(.03)	(.07)	(.05) H	(.01)	.03	- J
Net realized and unrealized gain (loss)	.49	(.08)	1.63	3.31	(5.94)	.43
Total from investment operations	.46	(.15)	1.58	3.30	(5.91)	.43
Distributions from net investment income	-	-	-	(.04)	-	(.01)
Distributions from net realized gain	-	-	-	-	(.96)	(.28)
Total distributions	-	-	-	(.04)	(.96)	(.28) K
Net asset value, end of period	$ 11.57	$ 11.11	$ 11.26	$ 9.68	$ 6.42	$ 13.29
Total Return B, C, D	4.14%	(1.33)%	16.32%	51.61%	(47.88)%	3.32%
Ratios to Average Net Assets F, I
Expenses before reductions	2.11% A	2.14%	2.13%	1.81%	1.85%	1.92%
Expenses net of fee waivers, if any	2.11% A	2.09%	2.00%	1.81%	1.85%	1.92%
Expenses net of all reductions	2.10% A	2.09%	2.00%	1.80%	1.85%	1.92%
Net investment income (loss)	(.48)% A	(.61)%	(.51)% H	(.17)%	.26%	.04%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 22	$ 43	$ 69	$ 75	$ 238
Portfolio turnover rate G	68% A	68%	80%	88%	122%	36%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.28 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.07	$ 11.22	$ 9.65	$ 6.41	$ 13.30	$ 13.17
Income from Investment Operations
Net investment income (loss) E	(.03)	(.07)	(.05) H	(.01)	.03	.01
Net realized and unrealized gain (loss)	.50	(.08)	1.62	3.30	(5.94)	.43
Total from investment operations	.47	(.15)	1.57	3.29	(5.91)	.44
Distributions from net investment income	-	-	-	(.05)	-	(.04)
Distributions from net realized gain	-	-	- J	-	(.98)	(.28)
Total distributions	-	-	- J	(.05)	(.98)	(.31) K
Net asset value, end of period	$ 11.54	$ 11.07	$ 11.22	$ 9.65	$ 6.41	$ 13.30
Total Return B, C, D	4.25%	(1.34)%	16.31%	51.79%	(47.93)%	3.40%
Ratios to Average Net Assets F, I
Expenses before reductions	2.06% A	2.08%	2.08%	1.81%	1.82%	1.86%
Expenses net of fee waivers, if any	2.06% A	2.06%	2.00%	1.81%	1.82%	1.86%
Expenses net of all reductions	2.05% A	2.05%	1.99%	1.81%	1.81%	1.86%
Net investment income (loss)	(.42)% A	(.57)%	(.51)% H	(.17)%	.29%	.10%
Supplemental Data
Net assets, end of period (in millions)	$ 117	$ 124	$ 129	$ 125	$ 103	$ 277
Portfolio turnover rate G	68% A	68%	80%	88%	122%	36%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.65)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.31 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.88	$ 12.00	$ 10.31	$ 6.73	$ 13.92	$ 13.76
Income from Investment Operations
Net investment income (loss) D	.04	.06	.05 G	.08	.15	.16
Net realized and unrealized gain (loss)	.52	(.09)	1.74	3.52	(6.21)	.46
Total from investment operations	.56	(.03)	1.79	3.60	(6.06)	.62
Distributions from net investment income	-	(.02)	(.06)	(.02)	(.14)	(.18)
Distributions from net realized gain	-	(.07)	(.04)	-	(.99)	(.28)
Total distributions	-	(.09)	(.10)	(.02)	(1.13)	(.46) I
Net asset value, end of period	$ 12.44	$ 11.88	$ 12.00	$ 10.31	$ 6.73	$ 13.92
Total Return B, C	4.71%	(.33)%	17.47%	53.57%	(47.34)%	4.55%
Ratios to Average Net Assets E, H
Expenses before reductions	1.03% A	1.04%	1.03%	.70%	.76%	.82%
Expenses net of fee waivers, if any	1.03% A	1.03%	1.00%	.70%	.76%	.82%
Expenses net of all reductions	1.02% A	1.02%	.99%	.69%	.75%	.82%
Net investment income (loss)	.61% A	.46%	.49% G	.94%	1.35%	1.14%
Supplemental Data
Net assets, end of period (in millions)	$ 91	$ 83	$ 73	$ 66	$ 55	$ 948
Portfolio turnover rate F	68% A	68%	80%	88%	122%	36%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .35%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.46 per share is comprised of distributions from net investment income of $.180 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Dividend Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, net operating losses, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 91,805
Gross unrealized depreciation	(99,038)
Net unrealized appreciation (depreciation) on securities and other investments	$ (7,233)

Tax cost	$ 835,089

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (12,575)
2017	(117,849)
Total capital loss carryforward	$ (130,424)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of

Semiannual Report

4. Operating Policies - continued

Restricted Securities - continued

these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short sales and short-term securities, aggregated $288,549 and $343,568, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 394	$ 6
Class T	.25%	.25%	771	3
Class B	.75%	.25%	107	80
Class C	.75%	.25%	637	46
			$ 1,909	$ 135

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 53
Class T	15
Class B*	16
Class C*	4
$ 88

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 434.28
Class T	371.24
Class B	33.31
Class C	162.25
Institutional Class	102.22
	$ 1,102

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were three hundred and three dollars for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $515. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $140, including $1 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $20 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net investment income
Institutional Class	$ -	$ 110
From net realized gain
Class A	$ -	$ 1,539
Class T	-	774
Institutional Class	-	417
Total	$ -	$ 2,730

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	2,658	7,009	$ 33,187	$ 87,683
Reinvestment of distributions	-	109	-	1,348
Shares redeemed	(3,916)	(5,922)	(49,044)	(72,839)
Net increase (decrease)	(1,258)	1,196	$ (15,857)	$ 16,192
Class T
Shares sold	2,752	6,502	$ 34,136	$ 80,658
Reinvestment of distributions	-	60	-	745
Shares redeemed	(4,145)	(8,712)	(51,062)	(107,195)
Net increase (decrease)	(1,393)	(2,150)	$ (16,926)	$ (25,792)
Class B
Shares sold	47	151	$ 576	$ 1,821
Shares redeemed	(492)	(1,939)	(5,950)	(23,825)
Net increase (decrease)	(445)	(1,788)	$ (5,374)	$ (22,004)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class C
Shares sold	664	2,691	$ 8,024	$ 33,189
Shares redeemed	(1,679)	(2,976)	(19,891)	(34,952)
Net increase (decrease)	(1,015)	(285)	$ (11,867)	$ (1,763)
Institutional Class
Shares sold	1,365	5,165	$ 17,816	$ 67,680
Reinvestment of distributions	-	36	-	463
Shares redeemed	(1,009)	(4,338)	(13,033)	(56,579)
Net increase (decrease)	356	863	$ 4,783	$ 11,564

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ADGF-USAN-0712
1.786779.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Dividend Growth

Fund - Institutional Class

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	1.33%
Actual		$ 1,000.00	$ 1,046.30	$ 6.80
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.71
Class T	1.54%
Actual		$ 1,000.00	$ 1,044.70	$ 7.87
HypotheticalA		$ 1,000.00	$ 1,017.30	$ 7.77
Class B	2.11%
Actual		$ 1,000.00	$ 1,041.40	$ 10.77
HypotheticalA		$ 1,000.00	$ 1,014.45	$ 10.63
Class C	2.06%
Actual		$ 1,000.00	$ 1,042.50	$ 10.52
HypotheticalA		$ 1,000.00	$ 1,014.70	$ 10.38
Institutional Class	1.03%
Actual		$ 1,000.00	$ 1,047.10	$ 5.27
HypotheticalA		$ 1,000.00	$ 1,019.85	$ 5.20

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.0	3.4
Microsoft Corp.	2.0	0.0
Wells Fargo & Co.	1.9	1.5
Procter & Gamble Co.	1.7	1.4
The Coca-Cola Co.	1.5	1.3
Berkshire Hathaway, Inc. Class B	1.5	0.1
Philip Morris International, Inc.	1.1	1.3
Merck & Co., Inc.	1.0	0.8
JPMorgan Chase & Co.	1.0	1.1
CVS Caremark Corp.	0.9	0.9
	17.6
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.7	18.2
Financials	13.1	13.1
Industrials	12.6	14.2
Consumer Discretionary	12.1	11.5
Health Care	11.5	10.6
Asset Allocation (% of fund's net assets)
As of May 31, 2012 *		As of November 30, 2011 **
	Stocks and Investment Companies 97.5%		Stocks and Investment Companies 99.0%
	Convertible Securities 0.9%		Convertible Securities 0.8%
	Short-Term Investments and Net Other Assets (Liabilities) 1.6%		Short-Term Investments and Net Other Assets (Liabilities) 0.2%
* Foreign investments	18.1%	** Foreign investments	21.3%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.5%
Delphi Automotive PLC	30,900	$ 897
Johnson Controls, Inc.	14,400	434
Tenneco, Inc. (a)	54,638	1,483
TRW Automotive Holdings Corp. (a)	27,110	1,046
		3,860
Automobiles - 0.2%
Harley-Davidson, Inc.	14,701	708
Winnebago Industries, Inc. (a)(d)	103,238	925
		1,633
Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA	93,300	1,106
DeVry, Inc.	24,584	672
		1,778
Hotels, Restaurants & Leisure - 1.9%
Bravo Brio Restaurant Group, Inc. (a)	32,678	537
Brinker International, Inc.	101,517	3,280
Club Mediterranee SA (a)	71,817	1,209
Darden Restaurants, Inc.	5,977	309
Denny's Corp. (a)	478,904	2,064
DineEquity, Inc. (a)	4,005	192
Dunkin' Brands Group, Inc.	17,818	579
Icahn Enterprises LP rights (a)	115,176	0
Ruth's Hospitality Group, Inc. (a)	111,300	730
Spur Corp. Ltd.	213,023	420
Starbucks Corp.	35,037	1,923
Texas Roadhouse, Inc. Class A	80,052	1,455
WMS Industries, Inc. (a)	75,300	1,546
Yum! Brands, Inc.	19,994	1,407
		15,651
Household Durables - 0.4%
Lennar Corp. Class A	10,700	292
PulteGroup, Inc. (a)	92,797	869
Standard Pacific Corp. (a)(d)	208,658	1,077
Techtronic Industries Co. Ltd.	730,000	896
Woongjin Coway Co. Ltd.	14,330	429
		3,563
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	20,255	$ 4,312
Liberty Media Corp. Interactive Series A (a)	53,583	898
		5,210
Leisure Equipment & Products - 0.3%
Amer Group PLC (A Shares)	12,882	149
Brunswick Corp.	15,400	337
Hasbro, Inc.	49,586	1,756
Summer Infant, Inc. (a)	51,551	157
		2,399
Media - 2.5%
Aegis Group PLC	184,300	463
Antena 3 de Television SA (d)	155,859	572
Cablevision Systems Corp. - NY Group Class A	89,789	1,027
Comcast Corp. Class A	186,708	5,398
DISH Network Corp. Class A	50,681	1,421
MDC Partners, Inc. Class A (sub. vtg.)	93,834	911
Mood Media Corp. (a)	66,400	188
Mood Media Corp. (a)(g)	192,900	547
The Walt Disney Co.	139,678	6,385
Time Warner Cable, Inc.	1,200	90
Time Warner, Inc.	87,485	3,016
		20,018
Multiline Retail - 0.8%
Dollar General Corp. (a)	9,100	445
PPR SA	7,900	1,125
Target Corp.	78,803	4,563
		6,133
Specialty Retail - 3.4%
Advance Auto Parts, Inc.	59,633	4,350
American Eagle Outfitters, Inc.	40,276	778
Ascena Retail Group, Inc. (a)	32,690	619
Bed Bath & Beyond, Inc. (a)	15,700	1,134
Best Buy Co., Inc.	60,321	1,129
Big 5 Sporting Goods Corp.	44,200	288
Body Central Corp. (a)	81,042	1,187
Citi Trends, Inc. (a)	1,283	18
Destination Maternity Corp.	12,887	251
Express, Inc. (a)	152,072	2,813
Fast Retailing Co. Ltd.	3,400	757
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Foot Locker, Inc.	26,478	$ 840
Foschini Ltd.	56,796	796
GameStop Corp. Class A	32,245	618
Hengdeli Holdings Ltd.	476,000	140
Home Depot, Inc.	40,518	1,999
Inditex SA	807	67
Limited Brands, Inc.	22,406	994
Lowe's Companies, Inc.	191,474	5,116
Lumber Liquidators Holdings, Inc. (a)	32,466	944
MarineMax, Inc. (a)	30,807	297
rue21, Inc. (a)(d)	40,643	1,076
SuperGroup PLC (a)(d)	171,462	807
TJX Companies, Inc.	4,027	171
		27,189
Textiles, Apparel & Luxury Goods - 1.2%
Bosideng International Holdings Ltd.	1,134,000	262
Deckers Outdoor Corp. (a)(d)	14,400	802
G-III Apparel Group Ltd. (a)	60,765	1,502
Iconix Brand Group, Inc. (a)	36,350	545
NIKE, Inc. Class B	21,981	2,378
PVH Corp.	28,761	2,330
Vera Bradley, Inc. (a)	45,654	998
VF Corp.	4,300	606
		9,423
TOTAL CONSUMER DISCRETIONARY		96,857
CONSUMER STAPLES - 9.6%
Beverages - 2.4%
Carlsberg A/S Series B	11,500	863
Cott Corp. (a)	136,600	1,038
Dr Pepper Snapple Group, Inc.	56,794	2,343
Grupo Modelo SAB de CV Series C	267,300	1,854
SABMiller PLC	22,300	824
The Coca-Cola Co.	163,062	12,186
		19,108
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	12,500	1,080
CVS Caremark Corp.	165,406	7,433
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Drogasil SA	37,213	$ 344
Eurocash SA	82,242	893
		9,750
Food Products - 1.4%
Danone SA (d)	23,200	1,488
Flowers Foods, Inc.	66,864	1,472
Green Mountain Coffee Roasters, Inc. (a)	37,600	887
Kraft Foods, Inc. Class A	134,331	5,141
Sara Lee Corp.	81,308	1,699
The J.M. Smucker Co.	10,517	805
		11,492
Household Products - 2.3%
Colgate-Palmolive Co.	6,736	662
Procter & Gamble Co.	223,090	13,896
PZ Cussons PLC Class L	34,237	171
Reckitt Benckiser Group PLC	39,700	2,113
Unicharm Corp.	28,700	1,551
		18,393
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	12,024	651
Hengan International Group Co. Ltd.	83,500	799
		1,450
Tobacco - 2.1%
Altria Group, Inc.	77,073	2,481
British American Tobacco PLC (United Kingdom)	33,200	1,569
Imperial Tobacco Group PLC	36,193	1,309
Lorillard, Inc.	23,991	2,965
Philip Morris International, Inc.	105,447	8,911
		17,235
TOTAL CONSUMER STAPLES		77,428
ENERGY - 10.7%
Energy Equipment & Services - 3.9%
Aker Solutions ASA	61,257	810
BW Offshore Ltd.	700,552	786
Cal Dive International, Inc. (a)	178,916	460
Cameron International Corp. (a)	43,444	1,985
Cathedral Energy Services Ltd.	135,000	738
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Ensco PLC Class A	15,040	$ 675
Essential Energy Services Ltd.	463,900	1,051
Fugro NV (Certificaten Van Aandelen) unit	7,900	454
Halliburton Co.	85,705	2,576
ION Geophysical Corp. (a)	179,357	1,087
McDermott International, Inc. (a)	129,527	1,315
National Oilwell Varco, Inc.	107,188	7,155
Noble Corp.	31,879	997
Saipem SpA	10,427	407
SBM Offshore NV	98,400	1,284
Schlumberger Ltd.	93,617	5,921
TETRA Technologies, Inc. (a)	99,973	639
Tuscany International Drilling, Inc. (a)	73,100	37
Unit Corp. (a)	18,122	721
Vantage Drilling Co. (a)	574,734	862
Weatherford International Ltd. (a)	76,700	921
Xtreme Drilling & Coil Services Corp. (a)	198,100	439
		31,320
Oil, Gas & Consumable Fuels - 6.8%
Alon USA Energy, Inc.	46,200	391
Americas Petrogas, Inc. (a)	248,200	481
Americas Petrogas, Inc. (e)	286,000	554
Amyris, Inc. (a)(d)	115,157	312
Anadarko Petroleum Corp.	42,408	2,587
Apache Corp.	26,793	2,180
Bonavista Energy Corp.	1,500	26
Bonavista Energy Corp. (e)	15,800	271
BPZ Energy, Inc. (a)(d)	262,751	812
Cabot Oil & Gas Corp.	13,800	449
Chevron Corp.	57,142	5,618
Crew Energy, Inc. (a)	46,400	261
Crown Point Ventures Ltd. (a)	100,400	68
Crown Point Ventures Ltd. (a)(e)	399,602	271
Delek US Holdings, Inc.	47,800	770
Denbury Resources, Inc. (a)	47,890	724
Double Eagle Petroleum Co. (a)	98,229	413
EOG Resources, Inc.	11,015	1,094
EV Energy Partners LP	2,499	128
Gran Tierra Energy, Inc. (Canada) (a)	160,000	807
Halcon Resources Corp. (g)	90,000	762
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
HollyFrontier Corp.	54,394	$ 1,604
Inergy Midstream LP	3,375	70
InterOil Corp. (a)(d)	63,792	4,236
Madalena Ventures, Inc. (a)	159,500	77
Marathon Oil Corp.	29,700	740
Marathon Petroleum Corp.	58,279	2,102
Markwest Energy Partners LP	16,200	777
Midstates Petroleum Co., Inc.	11,514	165
Niko Resources Ltd.	17,500	518
Northern Oil & Gas, Inc. (a)(d)	137,400	2,464
Occidental Petroleum Corp.	56,540	4,482
OGX Petroleo e Gas Participacoes SA (a)	85,500	437
Painted Pony Petroleum Ltd. (a)(e)	17,000	130
Painted Pony Petroleum Ltd. Class A (a)	23,550	180
Paladin Energy Ltd. (Australia) (a)(d)	680,964	869
Pan Orient Energy Corp. (a)	80,100	268
Peabody Energy Corp.	38,786	906
Petrominerales Ltd.	33,800	452
Phillips 66 (a)	41,300	1,240
Pioneer Natural Resources Co.	10,417	1,007
Resolute Energy Corp. (a)(d)	167,394	1,465
Royal Dutch Shell PLC Class A sponsored ADR	38,500	2,394
SM Energy Co.	8,051	435
Southwestern Energy Co. (a)	24,793	695
Suncor Energy, Inc.	8,380	227
TAG Oil Ltd. (a)	157,500	1,426
TAG Oil Ltd. (e)	15,900	144
Targa Resources Corp.	15,300	678
Tesoro Corp. (a)	66,177	1,464
Voyager Oil & Gas, Inc. (a)	332,328	621
Voyager Oil & Gas, Inc. warrants 2/4/16 (a)	115,754	22
Williams Companies, Inc.	136,013	4,152
		55,426
TOTAL ENERGY		86,746
FINANCIALS - 12.8%
Capital Markets - 1.4%
Ameriprise Financial, Inc.	8,800	422
BlackRock, Inc. Class A	9,699	1,657
GP Investments Ltd. (depositary receipt) (a)	385,460	833
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
ICAP PLC	161,100	$ 848
ICG Group, Inc. (a)	54,458	474
Invesco Ltd.	65,932	1,434
KKR & Co. LP	32,183	378
Knight Capital Group, Inc. Class A (a)	116,430	1,464
Monex Beans Holdings, Inc.	2,388	365
Morgan Stanley	94,058	1,257
State Street Corp.	51,808	2,135
		11,267
Commercial Banks - 3.8%
Banco Pine SA	126,400	807
Bank of Ireland (a)	9,158,643	1,013
CapitalSource, Inc.	48,558	307
CIT Group, Inc. (a)	62,906	2,151
Comerica, Inc.	27,498	836
Commercial Bank of Qatar GDR (Reg. S)	106,028	412
Guaranty Trust Bank PLC GDR (Reg. S)	85,472	460
KeyCorp	112,645	845
Regions Financial Corp.	437,682	2,753
U.S. Bancorp	182,324	5,672
Wells Fargo & Co.	481,958	15,447
		30,703
Consumer Finance - 0.6%
Capital One Financial Corp.	77,512	3,982
International Personal Finance PLC	250,100	867
		4,849
Diversified Financial Services - 2.1%
Citigroup, Inc.	159,773	4,236
CME Group, Inc.	6,493	1,672
JPMorgan Chase & Co.	234,550	7,775
PICO Holdings, Inc. (a)	151,718	3,362
		17,045
Insurance - 2.9%
AEGON NV (d)	159,900	675
AFLAC, Inc.	44,106	1,768
Allied World Assurance Co. Holdings Ltd.	14,200	1,092
Assured Guaranty Ltd.	210,332	2,511
Berkshire Hathaway, Inc. Class B (a)	152,296	12,086
Lincoln National Corp.	19,900	411
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	110,101	$ 3,216
Prudential Financial, Inc.	33,364	1,550
		23,309
Real Estate Investment Trusts - 1.6%
American Tower Corp.	28,098	1,823
Beni Stabili SpA SIIQ	1,666,100	671
CBL & Associates Properties, Inc.	143,522	2,506
Douglas Emmett, Inc.	53,941	1,154
Education Realty Trust, Inc.	96,500	1,063
Franklin Street Properties Corp.	57,200	558
Klepierre SA (d)	8,416	261
Lexington Corporate Properties Trust	73,800	613
Prologis, Inc.	60,976	1,950
SL Green Realty Corp.	24,630	1,847
Vornado Realty Trust	4,800	393
Weyerhaeuser Co.	34,196	681
		13,520
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	157,162	2,585
Forest City Enterprises, Inc. Class A (a)	49,269	660
		3,245
TOTAL FINANCIALS		103,938
HEALTH CARE - 11.4%
Biotechnology - 3.2%
Alnylam Pharmaceuticals, Inc. (a)	77,000	788
Amgen, Inc.	55,691	3,872
Amylin Pharmaceuticals, Inc. (a)	66,520	1,763
ARIAD Pharmaceuticals, Inc. (a)	198,565	3,290
AVEO Pharmaceuticals, Inc. (a)	104,552	1,331
Biogen Idec, Inc. (a)	17,109	2,237
Biovitrum AB (a)	204,388	658
Dynavax Technologies Corp. (a)	402,187	1,516
Gentium SpA sponsored ADR (a)	24,217	224
Gilead Sciences, Inc. (a)	51,873	2,591
Horizon Pharma, Inc. (d)	45,600	182
Horizon Pharma, Inc. (g)	109,176	437
Horizon Pharma, Inc. warrants 2/28/17 (a)(g)	27,294	8
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
InterMune, Inc. (a)	51,987	$ 542
Isis Pharmaceuticals, Inc. (a)	35,800	354
Merrimack Pharmaceuticals, Inc.	26,900	185
NPS Pharmaceuticals, Inc. (a)	53,863	425
PDL BioPharma, Inc.	33,087	215
SIGA Technologies, Inc. (a)(d)	28,383	66
Synageva BioPharma Corp. (a)	11,200	437
Theravance, Inc. (a)	115,034	2,380
Thrombogenics NV (a)	48,733	1,396
Vertex Pharmaceuticals, Inc. (a)	6,400	384
ZIOPHARM Oncology, Inc. (a)(d)	235,466	1,210
		26,491
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	31,020	1,570
Boston Scientific Corp. (a)	172,100	988
C.R. Bard, Inc.	3,200	311
Covidien PLC	59,642	3,088
DENTSPLY International, Inc.	23,080	854
Genmark Diagnostics, Inc. (a)	51,606	232
Integra LifeSciences Holdings Corp. (a)	24,754	879
Nakanishi, Inc.	5,000	456
Natus Medical, Inc. (a)	15,918	178
Opto Circuits India Ltd.	111,944	323
Orthofix International NV (a)	9,134	346
Sirona Dental Systems, Inc. (a)	26,278	1,124
		10,349
Health Care Providers & Services - 3.4%
Apollo Hospitals Enterprise Ltd.	39,036	467
Brookdale Senior Living, Inc. (a)	238,000	3,925
Centene Corp. (a)	10,800	390
Chemed Corp.	14,377	799
CIGNA Corp.	67,399	2,959
Corvel Corp. (a)	7,262	323
DaVita, Inc. (a)	17,173	1,395
Emeritus Corp. (a)	65,163	991
Express Scripts Holding Co. (a)	83,299	4,347
McKesson Corp.	42,840	3,739
MEDNAX, Inc. (a)	4,844	296
Sunrise Senior Living, Inc. (a)	9,504	57
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	89,128	$ 4,971
WellPoint, Inc.	39,403	2,655
		27,314
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	68,439	2,783
Charles River Laboratories International, Inc. (a)	25,894	864
Thermo Fisher Scientific, Inc.	21,540	1,087
		4,734
Pharmaceuticals - 2.9%
AVANIR Pharmaceuticals Class A (a)	167,369	497
Cadence Pharmaceuticals, Inc. (a)(d)	425,870	1,171
Cardiome Pharma Corp. (a)	249,671	102
Elan Corp. PLC sponsored ADR (a)	54,297	758
Impax Laboratories, Inc. (a)	36,233	751
Jazz Pharmaceuticals PLC (a)	19,120	826
Johnson & Johnson	110,865	6,921
Merck & Co., Inc.	220,224	8,276
Novo Nordisk A/S Series B	17,345	2,319
Sanofi SA (d)	24,713	1,683
Watson Pharmaceuticals, Inc. (a)	4,609	329
		23,633
TOTAL HEALTH CARE		92,521
INDUSTRIALS - 12.5%
Aerospace & Defense - 2.8%
DigitalGlobe, Inc. (a)	75,636	1,222
GeoEye, Inc. (a)	140,074	2,684
Honeywell International, Inc.	54,617	3,040
Meggitt PLC	351,635	2,054
Precision Castparts Corp.	13,010	2,162
Raytheon Co.	43,712	2,200
Textron, Inc.	104,825	2,477
Ultra Electronics Holdings PLC	21,258	547
United Technologies Corp.	81,447	6,036
		22,422
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.9%
Pacer International, Inc. (a)	75,462	$ 426
United Parcel Service, Inc. Class B	87,423	6,551
		6,977
Building Products - 0.6%
Armstrong World Industries, Inc.	10,434	486
Lennox International, Inc.	13,145	564
Owens Corning (a)	97,875	3,020
Quanex Building Products Corp.	58,200	961
		5,031
Commercial Services & Supplies - 0.9%
Corrections Corp. of America	53,432	1,393
Multiplus SA	87,700	2,013
Republic Services, Inc.	69,540	1,833
Steelcase, Inc. Class A	149,443	1,311
Swisher Hygiene, Inc. (a)	202,331	362
Swisher Hygiene, Inc. (Canada) (a)	154,900	308
The Geo Group, Inc. (a)	11,900	259
		7,479
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	39,127	637
Fluor Corp.	44,368	2,080
Foster Wheeler AG (a)	139,837	2,502
MasTec, Inc. (a)	18,523	303
Quanta Services, Inc. (a)	1,200	27
Shaw Group, Inc. (a)	87,647	2,226
		7,775
Electrical Equipment - 1.7%
Alstom SA	43,611	1,271
AMETEK, Inc.	26,217	1,329
Brady Corp. Class A	21,575	592
Cooper Industries PLC Class A	9,782	690
Emerson Electric Co.	62,824	2,938
GrafTech International Ltd. (a)	147,479	1,574
Hubbell, Inc. Class B	11,162	881
Prysmian SpA	99,200	1,407
Regal-Beloit Corp.	43,381	2,615
Roper Industries, Inc.	9,161	927
		14,224
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	16,220	$ 843
Reunert Ltd.	57,853	463
		1,306
Machinery - 2.6%
Actuant Corp. Class A	61,073	1,598
Colfax Corp. (a)	25,802	731
Cummins, Inc.	19,190	1,860
Dover Corp.	19,018	1,076
EVA Precision Industrial Holdings Ltd.	398,000	45
Fiat Industrial SpA	355,741	3,594
Fiat Industrial SpA:
rights 6/20/12 (a)	352,641	0
rights 6/20/12 (a)	352,641	0
GEA Group AG	1,208	31
Illinois Tool Works, Inc.	36,300	2,038
Ingersoll-Rand PLC	82,752	3,418
Manitowoc Co., Inc.	109,503	1,139
Navistar International Corp. (a)	55,050	1,538
Pall Corp.	7,570	421
Stanley Black & Decker, Inc.	35,877	2,377
Timken Co.	16,108	768
Valmont Industries, Inc.	6,850	784
		21,418
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	86,618	124
Professional Services - 0.6%
Michael Page International PLC	18,162	100
Qualicorp SA	79,000	674
Randstad Holding NV	48,700	1,318
Robert Half International, Inc.	47,155	1,340
SR Teleperformance SA (d)	50,900	1,217
		4,649
Road & Rail - 0.9%
CSX Corp.	77,473	1,618
J.B. Hunt Transport Services, Inc.	15,119	864
Union Pacific Corp.	37,815	4,213
Universal Truckload Services, Inc.	32,557	428
		7,123
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.4%
Barloworld Ltd.	56,400	$ 562
Houston Wire & Cable Co.	53,736	613
Rush Enterprises, Inc. Class A (a)	23,958	397
Watsco, Inc.	20,305	1,495
		3,067
TOTAL INDUSTRIALS		101,595
INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 2.4%
Brocade Communications Systems, Inc. (a)	321,979	1,497
Calix Networks, Inc. (a)(d)	137,406	1,103
Cisco Systems, Inc.	378,938	6,188
Comverse Technology, Inc. (a)	425,477	2,600
Harris Corp.	3,935	157
Motorola Solutions, Inc.	29,500	1,418
Polycom, Inc. (a)	106,401	1,217
QUALCOMM, Inc.	37,857	2,170
Riverbed Technology, Inc. (a)	100,900	1,655
ViaSat, Inc. (a)	34,128	1,434
		19,439
Computers & Peripherals - 5.2%
Apple, Inc. (a)	69,861	40,369
Gemalto NV	20,607	1,315
		41,684
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	47,876	1,623
Avnet, Inc. (a)	81,841	2,495
Corning, Inc.	241,886	3,142
Flextronics International Ltd. (a)	75,700	486
Jabil Circuit, Inc.	39,880	763
Molex, Inc. (d)	56,145	1,295
TE Connectivity Ltd.	52,251	1,642
		11,446
Internet Software & Services - 0.5%
Cornerstone OnDemand, Inc. (a)	8,700	174
Facebook, Inc.:
Class A	16,100	477
Class B (a)(g)	47,471	1,266
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
QuinStreet, Inc. (a)	71,838	$ 583
Velti PLC (a)	107,350	784
Yahoo!, Inc. (a)	58,000	884
		4,168
IT Services - 3.0%
Accenture PLC Class A	8,792	502
Amdocs Ltd. (a)	30,082	865
Cognizant Technology Solutions Corp. Class A (a)	34,920	2,034
EPAM Systems, Inc.	19,000	333
Fidelity National Information Services, Inc.	60,348	1,978
Fiserv, Inc. (a)	22,790	1,537
Heartland Payment Systems, Inc.	37,282	1,088
IBM Corp.	23,006	4,438
Jack Henry & Associates, Inc.	1,600	53
MasterCard, Inc. Class A	4,742	1,928
Maximus, Inc.	9,575	436
Redecard SA	32,500	500
ServiceSource International, Inc. (a)	126,111	1,513
Unisys Corp. (a)	112,303	1,764
Virtusa Corp. (a)	33,443	489
Visa, Inc. Class A	38,466	4,431
WNS Holdings Ltd. sponsored ADR (a)	10,190	112
		24,001
Office Electronics - 0.3%
Xerox Corp.	327,580	2,365
Semiconductors & Semiconductor Equipment - 4.3%
Analog Devices, Inc.	53,500	1,946
Applied Micro Circuits Corp. (a)	38,200	204
ASML Holding NV	110,256	5,051
Avago Technologies Ltd.	28,383	939
Cirrus Logic, Inc. (a)	79,752	2,290
Cree, Inc. (a)	35,200	882
Cymer, Inc. (a)	82,628	4,476
Entropic Communications, Inc. (a)	202,631	815
Fairchild Semiconductor International, Inc. (a)	37,286	493
Freescale Semiconductor Holdings I Ltd.	167,956	1,545
Intersil Corp. Class A	127,532	1,345
LTX-Credence Corp. (a)	326,694	2,320
Maxim Integrated Products, Inc.	79,092	1,990
Micron Technology, Inc. (a)	185,018	1,081
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NXP Semiconductors NV (a)	127,256	$ 2,686
ON Semiconductor Corp. (a)	203,896	1,374
RF Micro Devices, Inc. (a)	498,410	1,879
Skyworks Solutions, Inc. (a)	74,947	2,013
Spansion, Inc. Class A (a)	61,236	661
TriQuint Semiconductor, Inc. (a)	209,333	1,091
		35,081
Software - 3.6%
Adobe Systems, Inc. (a)	34,338	1,066
Autodesk, Inc. (a)	23,000	736
Citrix Systems, Inc. (a)	50,559	3,695
Electronic Arts, Inc. (a)	35,811	488
Informatica Corp. (a)	13,792	571
JDA Software Group, Inc. (a)	31,213	864
Microsoft Corp.	556,202	16,236
Nuance Communications, Inc. (a)	27,000	559
Opnet Technologies, Inc.	32,372	808
Oracle Corp.	122,881	3,253
Royalblue Group PLC	25,250	601
Take-Two Interactive Software, Inc. (a)	35,000	403
		29,280
TOTAL INFORMATION TECHNOLOGY		167,464
MATERIALS - 4.0%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	5,251	415
Ashland, Inc.	21,946	1,403
CF Industries Holdings, Inc.	4,400	752
Clariant AG (Reg.)	266,337	2,734
Huabao International Holdings Ltd.	506,000	214
Kraton Performance Polymers, Inc. (a)	30,594	585
LyondellBasell Industries NV Class A	55,677	2,197
Nitto Denko Corp.	2,400	97
PetroLogistics LP	47,900	671
Spartech Corp. (a)	137,151	516
The Mosaic Co.	18,415	878
W.R. Grace & Co. (a)	103,390	5,428
		15,890
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Construction Materials - 0.1%
CEMEX SA de CV sponsored ADR	40,872	$ 226
HeidelbergCement Finance AG	13,797	604
		830
Containers & Packaging - 0.2%
HSIL Ltd.	17,981	46
Nampak Ltd.	306,833	831
Rock-Tenn Co. Class A	14,749	761
Youyuan International Holdings Ltd.	295,000	63
		1,701
Metals & Mining - 1.7%
Agnico-Eagle Mines Ltd. (Canada)	34,300	1,284
Anglo American PLC (United Kingdom)	20,800	634
Avion Gold Corp. (a)	322,400	159
Avion Gold Corp. (e)	27,400	14
Commercial Metals Co.	148,691	1,737
Copper Mountain Mining Corp. (a)	51,300	199
Eldorado Gold Corp.	62,263	691
First Quantum Minerals Ltd.	33,700	590
Freeport-McMoRan Copper & Gold, Inc.	26,121	837
Goldcorp, Inc.	51,300	1,872
Ivanhoe Mines Ltd. (a)	204,885	1,934
Newcrest Mining Ltd.	36,513	886
Randgold Resources Ltd. sponsored ADR	35,500	2,817
SunCoke Energy, Inc. (a)	17,300	243
		13,897
TOTAL MATERIALS		32,318
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.5%
CenturyLink, Inc.	54,383	2,133
China Unicom Ltd.	512,000	702
Frontier Communications Corp. (d)	167,036	625
PT Telkomunikasi Indonesia Tbk sponsored ADR	25,119	818
		4,278
Wireless Telecommunication Services - 0.4%
Crown Castle International Corp. (a)	2,000	109
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
SBA Communications Corp. Class A (a)	53,497	$ 2,779
TIM Participacoes SA	71,744	347
		3,235
TOTAL TELECOMMUNICATION SERVICES		7,513
UTILITIES - 2.6%
Electric Utilities - 1.3%
Ceske Energeticke Zavody A/S	10,000	353
Duke Energy Corp.	104,900	2,306
Edison International	62,916	2,829
El Paso Electric Co.	13,151	404
Fortum Corp.	11,600	211
NextEra Energy, Inc.	43,811	2,863
Northeast Utilities	38,286	1,379
PPL Corp.	6,330	173
		10,518
Gas Utilities - 0.1%
ONEOK, Inc.	12,772	1,060
Independent Power Producers & Energy Traders - 0.4%
The AES Corp. (a)	306,774	3,709
Multi-Utilities - 0.8%
CMS Energy Corp.	18,977	442
Dominion Resources, Inc.	3,200	167
National Grid PLC	107,789	1,081
PG&E Corp.	41,616	1,819
Sempra Energy	41,422	2,693
		6,202
TOTAL UTILITIES		21,489
TOTAL COMMON STOCKS (Cost $789,339)		787,869
Preferred Stocks - 0.4%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.3%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	16,600	$ 1,396
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
KaloBios Pharmaceuticals, Inc. Series E (a)(g)	153,000	520
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Unisys Corp. Series A, 6.25%	9,500	482
TOTAL CONVERTIBLE PREFERRED STOCKS		2,398
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	3,400	546
TOTAL PREFERRED STOCKS (Cost $3,322)		2,944
Investment Companies - 0.2%

Ares Capital Corp. (Cost $1,352)	100,976	1,524
Convertible Bonds - 0.6%
	Principal Amount (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (g)	$ 791	553
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)	1,875	762
INDUSTRIALS - 0.1%
Building Products - 0.1%
Aspen Aerogels, Inc. 8% 6/1/14 (g)	398	398
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.3%
Metals & Mining - 0.3%
Ivanplats Ltd.:
8% 11/10/14 pay-in-kind (f)(g)	$ 1,915	$ 1,986
8% 11/10/14 pay-in-kind (f)(g)	792	821
		2,807
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (e)	380	222
TOTAL CONVERTIBLE BONDS (Cost $4,975)		4,742
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	12,857,747	12,858
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	17,918,610	17,919
TOTAL MONEY MARKET FUNDS (Cost $30,777)		30,777
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $829,765)		827,856
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(17,725)
NET ASSETS - 100%		$ 810,131
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,368,000 or 0.3% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,299,000 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 3% 2/27/17	2/27/12	$ 791
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 398
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 1,187
Halcon Resources Corp.	3/1/12	$ 810
Horizon Pharma, Inc.	2/29/12	$ 392
Horizon Pharma, Inc. warrants 2/28/17	2/29/12	$ 3
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	11/10/11 - 3/28/12	$ 2,736
KaloBios Pharmaceuticals, Inc. Series E	5/2/12	$ 520
Mood Media Corp.	2/2/11	$ 390
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4
Fidelity Securities Lending Cash Central Fund	140
Total	$ 144
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 97,403	$ 91,708	$ 5,695	$ -
Consumer Staples	77,428	67,540	9,888	-
Energy	86,746	82,221	4,525	-
Financials	105,334	100,174	5,160	-
Health Care	93,041	86,001	6,520	520
Industrials	101,595	89,694	11,901	-
Information Technology	167,946	164,764	3,182	-
Materials	32,318	28,249	4,069	-
Telecommunication Services	7,513	6,811	702	-
Utilities	21,489	20,197	1,292	-
Investment Companies	1,524	1,524	-	-
Corporate Bonds	4,742	-	984	3,758
Money Market Funds	30,777	30,777	-	-
Total Investments in Securities:	$ 827,856	$ 769,660	$ 53,918	$ 4,278
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 3,500
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(168)
Cost of Purchases	2,133
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(1,187)
Ending Balance	$ 4,278
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (168)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	81.9%
Canada	2.8%
United Kingdom	2.2%
Netherlands	2.0%
Ireland	1.3%
Switzerland	1.1%
Others (Individually Less Than 1%)	8.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,220) - See accompanying schedule: Unaffiliated issuers (cost $798,988)	$ 797,079
Fidelity Central Funds (cost $30,777)	30,777
Total Investments (cost $829,765)		$ 827,856
Foreign currency held at value (cost $20)		20
Receivable for investments sold		5,739
Receivable for fund shares sold		785
Dividends receivable		1,243
Interest receivable		202
Distributions receivable from Fidelity Central Funds		32
Other receivables		9
Total assets		835,886

Liabilities
Payable for investments purchased	$ 5,034
Payable for fund shares redeemed	1,833
Accrued management fee	378
Distribution and service plan fees payable	306
Other affiliated payables	207
Other payables and accrued expenses	78
Collateral on securities loaned, at value	17,919
Total liabilities		25,755

Net Assets		$ 810,131
Net Assets consist of:
Paid in capital		$ 930,565
Undistributed net investment income		681
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(119,197)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,918)
Net Assets		$ 810,131

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($293,787 ÷ 24,533 shares)	$ 11.98

Maximum offering price per share (100/94.25 of $11.98)	$ 12.71
Class T: Net Asset Value and redemption price per share ($290,154 ÷ 24,320 shares)	$ 11.93

Maximum offering price per share (100/96.50 of $11.93)	$ 12.36
Class B: Net Asset Value and offering price per share ($17,907 ÷ 1,548 shares)A	$ 11.57

Class C: Net Asset Value and offering price per share ($117,370 ÷ 10,174 shares)A	$ 11.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($90,913 ÷ 7,311 shares)	$ 12.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 6,678
Interest		210
Income from Fidelity Central Funds		144
Total income		7,032

Expenses
Management fee Basic fee	$ 2,408
Performance adjustment	687
Transfer agent fees	1,102
Distribution and service plan fees	1,909
Accounting and security lending fees	148
Custodian fees and expenses	97
Independent trustees' compensation	3
Registration fees	75
Audit	30
Legal	4
Miscellaneous	4
Total expenses before reductions	6,467
Expense reductions	(20)	6,447
Net investment income (loss)		585
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,086
Foreign currency transactions	(17)
Total net realized gain (loss)		22,069
Change in net unrealized appreciation (depreciation) on: Investment securities	14,988
Assets and liabilities in foreign currencies	5
Total change in net unrealized appreciation (depreciation)		14,993
Net gain (loss)		37,062
Net increase (decrease) in net assets resulting from operations		$ 37,647

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 585	$ (232)
Net realized gain (loss)	22,069	82,284
Change in net unrealized appreciation (depreciation)	14,993	(90,807)
Net increase (decrease) in net assets resulting from operations	37,647	(8,755)
Distributions to shareholders from net investment income	-	(110)
Distributions to shareholders from net realized gain	-	(2,730)
Total distributions	-	(2,840)
Share transactions - net increase (decrease)	(45,241)	(21,803)
Total increase (decrease) in net assets	(7,594)	(33,398)

Net Assets
Beginning of period	817,725	851,123
End of period (including undistributed net investment income of $681 and undistributed net investment income of $123, respectively)	$ 810,131	$ 817,725

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 11.58	$ 9.95	$ 6.64	$ 13.75	$ 13.61
Income from Investment Operations
Net investment income (loss) E	.02	.02	.03 H	.04	.11	.12
Net realized and unrealized gain (loss)	.51	(.09)	1.66	3.41	(6.13)	.43
Total from investment operations	.53	(.07)	1.69	3.45	(6.02)	.55
Distributions from net investment income	-	-	(.02)	(.14)	(.10)	(.14)
Distributions from net realized gain	-	(.06)	(.05)	-	(.99)	(.28)
Total distributions	-	(.06)	(.06) J	(.14)	(1.09)	(.41) K
Net asset value, end of period	$ 11.98	$ 11.45	$ 11.58	$ 9.95	$ 6.64	$ 13.75
Total Return B, C, D	4.63%	(.63)%	17.09%	52.97%	(47.51)%	4.12%
Ratios to Average Net Assets F, I
Expenses before reductions	1.33% A	1.36%	1.36%	1.08%	1.08%	1.12%
Expenses net of fee waivers, if any	1.33% A	1.33%	1.25%	1.08%	1.08%	1.12%
Expenses net of all reductions	1.32% A	1.33%	1.24%	1.08%	1.08%	1.11%
Net investment income (loss)	.31% A	.16%	.24% H	.56%	1.02%	.84%
Supplemental Data
Net assets, end of period (in millions)	$ 294	$ 295	$ 285	$ 240	$ 192	$ 529
Portfolio turnover rate G	68% A	68%	80%	88%	122%	36%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .10%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.06 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.045 per share. K Total distributions of $.41 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 11.55	$ 9.92	$ 6.60	$ 13.67	$ 13.52
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	- H, J	.03	.09	.09
Net realized and unrealized gain (loss)	.50	(.09)	1.67	3.39	(6.11)	.44
Total from investment operations	.51	(.10)	1.67	3.42	(6.02)	.53
Distributions from net investment income	-	-	-	(.10)	(.06)	(.10)
Distributions from net realized gain	-	(.03)	(.04)	-	(.99)	(.28)
Total distributions	-	(.03)	(.04)	(.10)	(1.05)	(.38) K
Net asset value, end of period	$ 11.93	$ 11.42	$ 11.55	$ 9.92	$ 6.60	$ 13.67
Total Return B, C, D	4.47%	(.90)%	16.88%	52.60%	(47.66)%	3.97%
Ratios to Average Net Assets F, I
Expenses before reductions	1.54% A	1.57%	1.57%	1.31%	1.29%	1.33%
Expenses net of fee waivers, if any	1.54% A	1.55%	1.50%	1.31%	1.29%	1.33%
Expenses net of all reductions	1.54% A	1.54%	1.49%	1.30%	1.28%	1.32%
Net investment income (loss)	.09% A	(.06)%	(.01)% H	.34%	.82%	.63%
Supplemental Data
Net assets, end of period (in millions)	$ 290	$ 294	$ 322	$ 305	$ 263	$ 962
Portfolio turnover rate G	68% A	68%	80%	88%	122%	36%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.15)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.38 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 11.26	$ 9.68	$ 6.42	$ 13.29	$ 13.14
Income from Investment Operations
Net investment income (loss) E	(.03)	(.07)	(.05) H	(.01)	.03	- J
Net realized and unrealized gain (loss)	.49	(.08)	1.63	3.31	(5.94)	.43
Total from investment operations	.46	(.15)	1.58	3.30	(5.91)	.43
Distributions from net investment income	-	-	-	(.04)	-	(.01)
Distributions from net realized gain	-	-	-	-	(.96)	(.28)
Total distributions	-	-	-	(.04)	(.96)	(.28) K
Net asset value, end of period	$ 11.57	$ 11.11	$ 11.26	$ 9.68	$ 6.42	$ 13.29
Total Return B, C, D	4.14%	(1.33)%	16.32%	51.61%	(47.88)%	3.32%
Ratios to Average Net Assets F, I
Expenses before reductions	2.11% A	2.14%	2.13%	1.81%	1.85%	1.92%
Expenses net of fee waivers, if any	2.11% A	2.09%	2.00%	1.81%	1.85%	1.92%
Expenses net of all reductions	2.10% A	2.09%	2.00%	1.80%	1.85%	1.92%
Net investment income (loss)	(.48)% A	(.61)%	(.51)% H	(.17)%	.26%	.04%
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 22	$ 43	$ 69	$ 75	$ 238
Portfolio turnover rate G	68% A	68%	80%	88%	122%	36%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.28 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.07	$ 11.22	$ 9.65	$ 6.41	$ 13.30	$ 13.17
Income from Investment Operations
Net investment income (loss) E	(.03)	(.07)	(.05) H	(.01)	.03	.01
Net realized and unrealized gain (loss)	.50	(.08)	1.62	3.30	(5.94)	.43
Total from investment operations	.47	(.15)	1.57	3.29	(5.91)	.44
Distributions from net investment income	-	-	-	(.05)	-	(.04)
Distributions from net realized gain	-	-	- J	-	(.98)	(.28)
Total distributions	-	-	- J	(.05)	(.98)	(.31) K
Net asset value, end of period	$ 11.54	$ 11.07	$ 11.22	$ 9.65	$ 6.41	$ 13.30
Total Return B, C, D	4.25%	(1.34)%	16.31%	51.79%	(47.93)%	3.40%
Ratios to Average Net Assets F, I
Expenses before reductions	2.06% A	2.08%	2.08%	1.81%	1.82%	1.86%
Expenses net of fee waivers, if any	2.06% A	2.06%	2.00%	1.81%	1.82%	1.86%
Expenses net of all reductions	2.05% A	2.05%	1.99%	1.81%	1.81%	1.86%
Net investment income (loss)	(.42)% A	(.57)%	(.51)% H	(.17)%	.29%	.10%
Supplemental Data
Net assets, end of period (in millions)	$ 117	$ 124	$ 129	$ 125	$ 103	$ 277
Portfolio turnover rate G	68% A	68%	80%	88%	122%	36%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.65)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.31 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.88	$ 12.00	$ 10.31	$ 6.73	$ 13.92	$ 13.76
Income from Investment Operations
Net investment income (loss) D	.04	.06	.05 G	.08	.15	.16
Net realized and unrealized gain (loss)	.52	(.09)	1.74	3.52	(6.21)	.46
Total from investment operations	.56	(.03)	1.79	3.60	(6.06)	.62
Distributions from net investment income	-	(.02)	(.06)	(.02)	(.14)	(.18)
Distributions from net realized gain	-	(.07)	(.04)	-	(.99)	(.28)
Total distributions	-	(.09)	(.10)	(.02)	(1.13)	(.46) I
Net asset value, end of period	$ 12.44	$ 11.88	$ 12.00	$ 10.31	$ 6.73	$ 13.92
Total Return B, C	4.71%	(.33)%	17.47%	53.57%	(47.34)%	4.55%
Ratios to Average Net Assets E, H
Expenses before reductions	1.03% A	1.04%	1.03%	.70%	.76%	.82%
Expenses net of fee waivers, if any	1.03% A	1.03%	1.00%	.70%	.76%	.82%
Expenses net of all reductions	1.02% A	1.02%	.99%	.69%	.75%	.82%
Net investment income (loss)	.61% A	.46%	.49% G	.94%	1.35%	1.14%
Supplemental Data
Net assets, end of period (in millions)	$ 91	$ 83	$ 73	$ 66	$ 55	$ 948
Portfolio turnover rate F	68% A	68%	80%	88%	122%	36%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .35%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.46 per share is comprised of distributions from net investment income of $.180 and distributions from net realized gain of $.276 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Dividend Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, equity-debt classifications, net operating losses, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 91,805
Gross unrealized depreciation	(99,038)
Net unrealized appreciation (depreciation) on securities and other investments	$ (7,233)

Tax cost	$ 835,089

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (12,575)
2017	(117,849)
Total capital loss carryforward	$ (130,424)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of

Semiannual Report

4. Operating Policies - continued

Restricted Securities - continued

these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short sales and short-term securities, aggregated $288,549 and $343,568, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 394	$ 6
Class T	.25%	.25%	771	3
Class B	.75%	.25%	107	80
Class C	.75%	.25%	637	46
			$ 1,909	$ 135

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 53
Class T	15
Class B*	16
Class C*	4
$ 88

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 434.28
Class T	371.24
Class B	33.31
Class C	162.25
Institutional Class	102.22
	$ 1,102

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were three hundred and three dollars for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $515. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $140, including $1 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $20 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net investment income
Institutional Class	$ -	$ 110
From net realized gain
Class A	$ -	$ 1,539
Class T	-	774
Institutional Class	-	417
Total	$ -	$ 2,730

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	2,658	7,009	$ 33,187	$ 87,683
Reinvestment of distributions	-	109	-	1,348
Shares redeemed	(3,916)	(5,922)	(49,044)	(72,839)
Net increase (decrease)	(1,258)	1,196	$ (15,857)	$ 16,192
Class T
Shares sold	2,752	6,502	$ 34,136	$ 80,658
Reinvestment of distributions	-	60	-	745
Shares redeemed	(4,145)	(8,712)	(51,062)	(107,195)
Net increase (decrease)	(1,393)	(2,150)	$ (16,926)	$ (25,792)
Class B
Shares sold	47	151	$ 576	$ 1,821
Shares redeemed	(492)	(1,939)	(5,950)	(23,825)
Net increase (decrease)	(445)	(1,788)	$ (5,374)	$ (22,004)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class C
Shares sold	664	2,691	$ 8,024	$ 33,189
Shares redeemed	(1,679)	(2,976)	(19,891)	(34,952)
Net increase (decrease)	(1,015)	(285)	$ (11,867)	$ (1,763)
Institutional Class
Shares sold	1,365	5,165	$ 17,816	$ 67,680
Reinvestment of distributions	-	36	-	463
Shares redeemed	(1,009)	(4,338)	(13,033)	(56,579)
Net increase (decrease)	356	863	$ 4,783	$ 11,564

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ADGFI-USAN-0712
1.786780.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Equity Growth

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	1.15%
Actual		$ 1,000.00	$ 1,068.20	$ 5.95
HypotheticalA		$ 1,000.00	$ 1,019.25	$ 5.81
Class T	1.31%
Actual		$ 1,000.00	$ 1,067.10	$ 6.77
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.61
Class B	1.90%
Actual		$ 1,000.00	$ 1,064.10	$ 9.80
HypotheticalA		$ 1,000.00	$ 1,015.50	$ 9.57
Class C	1.87%
Actual		$ 1,000.00	$ 1,064.30	$ 9.65
HypotheticalA		$ 1,000.00	$ 1,015.65	$ 9.42
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,069.90	$ 4.14
HypotheticalA		$ 1,000.00	$ 1,021.00	$ 4.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	11.3	8.0
QUALCOMM, Inc.	2.9	2.0
Harley-Davidson, Inc.	2.2	0.8
Home Depot, Inc.	1.8	0.3
McDonald's Corp.	1.7	2.3
Danaher Corp.	1.6	1.5
Google, Inc. Class A	1.6	3.6
Express Scripts Holding Co.	1.5	0.0
Citrix Systems, Inc.	1.5	1.3
The Coca-Cola Co.	1.5	1.1
	27.6
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	32.5	33.6
Consumer Discretionary	19.8	15.7
Industrials	14.7	15.2
Consumer Staples	9.8	8.1
Energy	7.6	10.0
Asset Allocation (% of fund's net assets)
As of May 31, 2012*		As of November 30, 2011**
	Stocks 97.7%		Stocks 98.7%
	Short-Term Investments and Net Other Assets (Liabilities) 2.3%		Short-Term Investments and Net Other Assets (Liabilities) 1.3%
* Foreign investments	13.5%	** Foreign investments	15.6%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.8%
Automobiles - 2.6%
Harley-Davidson, Inc.	1,372,164	$ 66,111
Tesla Motors, Inc. (a)(d)	391,531	11,550
		77,661
Diversified Consumer Services - 0.7%
Anhanguera Educacional Participacoes SA	812,700	9,631
Kroton Educacional SA unit (a)	651,100	9,653
		19,284
Hotels, Restaurants & Leisure - 3.7%
Arcos Dorados Holdings, Inc.	238,800	3,229
Chipotle Mexican Grill, Inc. (a)	13,100	5,411
Dunkin' Brands Group, Inc.	374,936	12,174
McDonald's Corp.	569,900	50,915
Starbucks Corp.	667,801	36,656
		108,385
Household Durables - 0.9%
Mohawk Industries, Inc. (a)	177,158	12,064
Tupperware Brands Corp.	264,108	14,275
		26,339
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	176,280	37,532
Media - 0.5%
Discovery Communications, Inc. Class C (non-vtg.) (a)	335,509	15,631
Multiline Retail - 1.8%
Dollar General Corp. (a)	347,193	16,981
Dollarama, Inc.	566,945	31,392
Dollarama, Inc. (a)(e)	108,600	6,013
		54,386
Specialty Retail - 6.9%
AutoZone, Inc. (a)	64,400	24,489
Bed Bath & Beyond, Inc. (a)	356,579	25,763
GNC Holdings, Inc.	627,226	24,167
Home Depot, Inc.	1,113,850	54,957
PetSmart, Inc.	34,500	2,223
Ross Stores, Inc.	403,366	25,505
TJX Companies, Inc.	486,482	20,656
Ulta Salon, Cosmetics & Fragrance, Inc.	109,381	9,775
Vitamin Shoppe, Inc. (a)	364,303	18,040
		205,575
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.4%
lululemon athletica, Inc. (a)	144,800	$ 10,518
NIKE, Inc. Class B	251,074	27,161
Ralph Lauren Corp.	29,368	4,370
		42,049
TOTAL CONSUMER DISCRETIONARY		586,842
CONSUMER STAPLES - 9.8%
Beverages - 2.4%
Anheuser-Busch InBev SA NV ADR	22,300	1,510
Monster Beverage Corp. (a)	300,332	21,804
SABMiller PLC	157,200	5,810
The Coca-Cola Co.	581,459	43,452
		72,576
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	94,000	8,121
Drogasil SA	385,998	3,569
Whole Foods Market, Inc.	164,256	14,555
		26,245
Food Products - 1.8%
Green Mountain Coffee Roasters, Inc. (a)(d)	1,020,291	24,079
Mead Johnson Nutrition Co. Class A	255,400	20,621
The Hershey Co.	110,700	7,401
Want Want China Holdings Ltd.	1,942,000	2,224
		54,325
Household Products - 1.1%
Colgate-Palmolive Co.	340,255	33,447
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	73,380	3,974
Herbalife Ltd.	608,849	27,270
		31,244
Tobacco - 2.5%
Altria Group, Inc.	94,330	3,036
British American Tobacco PLC sponsored ADR	261,900	24,640
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	497,500	$ 42,044
Swedish Match Co. AB	126,600	4,798
		74,518
TOTAL CONSUMER STAPLES		292,355
ENERGY - 7.6%
Energy Equipment & Services - 3.0%
Cameron International Corp. (a)	226,000	10,326
Dresser-Rand Group, Inc. (a)	267,404	11,734
National Oilwell Varco, Inc.	214,200	14,298
Oceaneering International, Inc.	419,432	19,386
Poseidon Concepts Corp. (d)	1,120,800	15,626
Schlumberger Ltd.	276,416	17,483
		88,853
Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.	124,619	7,602
Apache Corp.	80,422	6,545
Atlas Pipeline Partners, LP	460,996	13,830
Concho Resources, Inc. (a)	208,787	18,319
Kosmos Energy Ltd.	779,798	8,125
Markwest Energy Partners LP	131,240	6,292
Noble Energy, Inc.	71,400	6,030
Occidental Petroleum Corp.	345,773	27,409
Pioneer Natural Resources Co.	118,902	11,498
Targa Resources Corp.	176,969	7,847
Valero Energy Corp.	442,593	9,339
Williams Companies, Inc.	509,000	15,540
		138,376
TOTAL ENERGY		227,229
FINANCIALS - 2.8%
Capital Markets - 0.5%
GP Investments Ltd. (depositary receipt) (a)	1,061,775	2,295
Invesco Ltd.	576,728	12,544
JMP Group, Inc.	29,577	172
		15,011
Commercial Banks - 0.2%
First Republic Bank (a)	149,700	4,701
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.2%
Mahindra & Mahindra Financial Services Ltd.	222,140	$ 2,517
Shriram Transport Finance Co. Ltd.	479,634	4,511
		7,028
Diversified Financial Services - 0.3%
CME Group, Inc.	35,981	9,268
Real Estate Investment Trusts - 1.2%
American Tower Corp.	421,017	27,316
Public Storage	58,730	7,839
		35,155
Real Estate Management & Development - 0.4%
BR Malls Participacoes SA	138,500	1,525
CBRE Group, Inc. (a)	685,538	11,277
		12,802
TOTAL FINANCIALS		83,965
HEALTH CARE - 5.9%
Biotechnology - 1.8%
Aegerion Pharmaceuticals, Inc. (a)	92,900	1,413
Amgen, Inc.	246,000	17,102
AVEO Pharmaceuticals, Inc. (a)	444,014	5,652
Biogen Idec, Inc. (a)	171,721	22,453
Biovitrum AB (a)	1,792,331	5,768
		52,388
Health Care Equipment & Supplies - 0.2%
Conceptus, Inc. (a)	210,200	3,540
Edwards Lifesciences Corp. (a)	35,300	3,014
		6,554
Health Care Providers & Services - 1.6%
Apollo Hospitals Enterprise Ltd.	123,835	1,480
Express Scripts Holding Co. (a)	846,837	44,196
		45,676
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	66,593	2,867
Waters Corp. (a)	86,200	6,877
		9,744
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 2.0%
Novo Nordisk A/S Series B	141,997	$ 18,982
Valeant Pharmaceuticals International, Inc. (Canada) (a)	828,254	40,472
		59,454
TOTAL HEALTH CARE		173,816
INDUSTRIALS - 14.7%
Aerospace & Defense - 3.5%
Honeywell International, Inc.	209,140	11,641
Precision Castparts Corp.	162,147	26,950
Textron, Inc.	119,456	2,823
TransDigm Group, Inc. (a)	153,594	18,892
United Technologies Corp.	565,284	41,893
		102,199
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	359,915	26,972
Building Products - 0.2%
USG Corp. (a)(d)	403,200	6,217
Commercial Services & Supplies - 0.1%
Aggreko PLC	46,700	1,588
Electrical Equipment - 1.6%
AMETEK, Inc.	245,048	12,426
Regal-Beloit Corp.	162,253	9,782
Roper Industries, Inc.	254,866	25,798
		48,006
Industrial Conglomerates - 1.6%
Danaher Corp.	924,165	48,029
Machinery - 2.6%
CLARCOR, Inc.	320,361	15,634
Graco, Inc.	136,715	6,586
Ingersoll-Rand PLC	745,545	30,798
Manitowoc Co., Inc.	1,330,021	13,832
Terex Corp. (a)	526,100	8,749
		75,599
Professional Services - 2.9%
Advisory Board Co. (a)	178,511	17,292
Corporate Executive Board Co.	550,535	20,006
Equifax, Inc.	640,494	28,931
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
IHS, Inc. Class A (a)	167,827	$ 16,613
Qualicorp SA	469,300	4,002
		86,844
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	58,200	3,325
Trading Companies & Distributors - 1.2%
MSC Industrial Direct Co., Inc. Class A	132,058	9,470
W.W. Grainger, Inc.	140,162	27,142
		36,612
TOTAL INDUSTRIALS		435,391
INFORMATION TECHNOLOGY - 32.5%
Communications Equipment - 3.4%
Acme Packet, Inc. (a)(d)	651,458	14,905
QUALCOMM, Inc.	1,485,664	85,143
Riverbed Technology, Inc. (a)	85,400	1,401
		101,449
Computers & Peripherals - 12.1%
Apple, Inc. (a)	582,292	336,410
SanDisk Corp. (a)	695,288	22,736
		359,146
Electronic Equipment & Components - 0.2%
InvenSense, Inc. (d)	442,300	4,396
Internet Software & Services - 4.6%
Active Network, Inc.	191,268	2,685
Baidu.com, Inc. sponsored ADR (a)	138,695	16,334
Bankrate, Inc.	797,976	13,869
CoStar Group, Inc. (a)	87,636	6,475
Dice Holdings, Inc. (a)	107,480	1,057
Google, Inc. Class A (a)	79,414	46,128
InfoSpace, Inc. (a)	493,349	6,295
MercadoLibre, Inc.	81,700	5,739
SPS Commerce, Inc. (a)	187,937	5,195
VeriSign, Inc.	881,780	33,710
		137,487
IT Services - 1.9%
Accenture PLC Class A	238,686	13,629
Cardtronics, Inc. (a)	222,219	6,227
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Cognizant Technology Solutions Corp. Class A (a)	158,663	$ 9,242
Heartland Payment Systems, Inc.	343,718	10,030
MasterCard, Inc. Class A	18,300	7,439
ServiceSource International, Inc. (a)	700,895	8,411
		54,978
Semiconductors & Semiconductor Equipment - 4.0%
Altera Corp.	209,500	6,999
Analog Devices, Inc.	158,268	5,756
ASML Holding NV	235,800	10,802
Avago Technologies Ltd.	576,798	19,092
Broadcom Corp. Class A	768,623	24,865
Cirrus Logic, Inc. (a)	143,163	4,112
Ezchip Semiconductor Ltd. (a)	200,500	7,410
Linear Technology Corp.	236,400	6,860
MagnaChip Semiconductor Corp. (a)	544,248	5,181
Maxim Integrated Products, Inc.	110,400	2,778
PMC-Sierra, Inc. (a)	747,709	4,770
Texas Instruments, Inc.	706,042	20,108
		118,733
Software - 6.3%
ANSYS, Inc. (a)	232,894	14,410
Ariba, Inc. (a)	366,277	16,457
Check Point Software Technologies Ltd. (a)	312,902	16,033
Citrix Systems, Inc. (a)	601,676	43,970
Computer Modelling Group Ltd.	384,700	6,466
Intuit, Inc.	212,051	11,924
Red Hat, Inc. (a)	201,800	10,368
salesforce.com, Inc. (a)	259,973	36,037
SolarWinds, Inc. (a)	382,089	17,523
VMware, Inc. Class A (a)	162,648	15,128
		188,316
TOTAL INFORMATION TECHNOLOGY		964,505
MATERIALS - 3.6%
Chemicals - 2.9%
Albemarle Corp.	49,500	3,005
CF Industries Holdings, Inc.	43,050	7,360
FMC Corp.	395,000	20,133
Monsanto Co.	223,819	17,279
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Praxair, Inc.	260,663	$ 27,693
Sherwin-Williams Co.	83,600	10,838
		86,308
Metals & Mining - 0.7%
Kenmare Resources PLC (a)	3,586,851	2,495
Newmont Mining Corp.	410,192	19,345
		21,840
TOTAL MATERIALS		108,148
TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
SBA Communications Corp. Class A (a)	367,488	19,091
TIM Participacoes SA sponsored ADR (d)	489,474	11,968
		31,059
TOTAL COMMON STOCKS (Cost $2,456,500)		2,903,310
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 0.17% (b)	75,704,566	75,705
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	39,267,177	39,267
TOTAL MONEY MARKET FUNDS (Cost $114,972)		114,972
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $2,571,472)		3,018,282
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(48,804)
NET ASSETS - 100%		$ 2,969,478
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,013,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 33
Fidelity Securities Lending Cash Central Fund	490
Total	$ 523
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 586,842	$ 586,842	$ -	$ -
Consumer Staples	292,355	281,747	10,608	-
Energy	227,229	227,229	-	-
Financials	83,965	83,965	-	-
Health Care	173,816	149,066	24,750	-
Industrials	435,391	433,803	1,588	-
Information Technology	964,505	964,505	-	-
Materials	108,148	105,653	2,495	-
Telecommunication Services	31,059	31,059	-	-
Money Market Funds	114,972	114,972	-	-
Total Investments in Securities:	$ 3,018,282	$ 2,978,841	$ 39,441	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.5%
Canada	3.3%
Ireland	1.7%
Cayman Islands	1.5%
Brazil	1.3%
United Kingdom	1.1%
Others (Individually Less Than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $37,548) - See accompanying schedule: Unaffiliated issuers (cost $2,456,500)	$ 2,903,310
Fidelity Central Funds (cost $114,972)	114,972
Total Investments (cost $2,571,472)		$ 3,018,282
Receivable for investments sold		7,287
Receivable for fund shares sold		944
Dividends receivable		3,341
Distributions receivable from Fidelity Central Funds		152
Prepaid expenses		1
Other receivables		157
Total assets		3,030,164

Liabilities
Payable for investments purchased	$ 13,730
Payable for fund shares redeemed	4,698
Accrued management fee	1,394
Distribution and service plan fees payable	754
Other affiliated payables	654
Other payables and accrued expenses	189
Collateral on securities loaned, at value	39,267
Total liabilities		60,686

Net Assets		$ 2,969,478
Net Assets consist of:
Paid in capital		$ 3,662,241
Accumulated net investment loss		(1,426)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,138,136)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		446,799
Net Assets		$ 2,969,478

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($625,766 ÷ 10,760.1 shares)	$ 58.16

Maximum offering price per share (100/94.25 of $58.16)	$ 61.71
Class T: Net Asset Value and redemption price per share ($1,119,324 ÷ 19,330.5 shares)	$ 57.90

Maximum offering price per share (100/96.50 of $57.90)	$ 60.00
Class B: Net Asset Value and offering price per share ($29,502 ÷ 563.9 shares)A	$ 52.32

Class C: Net Asset Value and offering price per share ($133,799 ÷ 2,516.5 shares)A	$ 53.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,061,087 ÷ 17,125.9 shares)	$ 61.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 15,079
Income from Fidelity Central Funds		523
Total income		15,602

Expenses
Management fee	$ 8,278
Transfer agent fees	3,429
Distribution and service plan fees	4,617
Accounting and security lending fees	440
Custodian fees and expenses	46
Independent trustees' compensation	10
Registration fees	57
Audit	33
Legal	8
Miscellaneous	17
Total expenses before reductions	16,935
Expense reductions	(45)	16,890
Net investment income (loss)		(1,288)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,526
Foreign currency transactions	(47)
Total net realized gain (loss)		32,479
Change in net unrealized appreciation (depreciation) on: Investment securities	159,615
Assets and liabilities in foreign currencies	(11)
Total change in net unrealized appreciation (depreciation)		159,604
Net gain (loss)		192,083
Net increase (decrease) in net assets resulting from operations		$ 190,795

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,288)	$ (2,761)
Net realized gain (loss)	32,479	411,171
Change in net unrealized appreciation (depreciation)	159,604	(176,794)
Net increase (decrease) in net assets resulting from operations	190,795	231,616
Distributions to shareholders from net realized gain	(6,141)	(4,514)
Share transactions - net increase (decrease)	(30,674)	(463,674)
Total increase (decrease) in net assets	153,980	(236,572)

Net Assets
Beginning of period	2,815,498	3,052,070
End of period (including accumulated net investment loss of $1,426 and accumulated net investment loss of $138, respectively)	$ 2,969,478	$ 2,815,498

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 54.56	$ 50.75	$ 42.07	$ 34.36	$ 64.24	$ 51.56
Income from Investment Operations
Net investment income (loss) E	(.03)	(.04)	(.14)	(.01)	.11	(.13)
Net realized and unrealized gain (loss)	3.74	3.90	8.82	7.79	(29.99)	12.81
Total from investment operations	3.71	3.86	8.68	7.78	(29.88)	12.68
Distributions from net investment income	-	-	-	(.06)	-	-
Distributions from net realized gain	(.11)	(.05)	-	(.02)	-	-
Total distributions	(.11)	(.05)	-	(.07) I	-	-
Net asset value, end of period	$ 58.16	$ 54.56	$ 50.75	$ 42.07	$ 34.36	$ 64.24
Total Return B, C, D	6.82%	7.61%	20.63%	22.71%	(46.51)%	24.59%
Ratios to Average Net Assets F, H
Expenses before reductions	1.15% A	1.15%	1.16%	1.19%	1.16%	1.14%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.16%	1.19%	1.16%	1.14%
Expenses net of all reductions	1.14% A	1.14%	1.15%	1.18%	1.15%	1.13%
Net investment income (loss)	(.09)% A	(.08)%	(.31)%	(.04)%	.21%	(.22)%
Supplemental Data
Net assets, end of period (in millions)	$ 626	$ 609	$ 636	$ 640	$ 628	$ 1,232
Portfolio turnover rate G	74% A	70%	71%	135%	164%	112%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.07 per share is comprised of distributions from net investment income of $.059 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 54.26	$ 50.51	$ 41.94	$ 34.25	$ 64.15	$ 51.57
Income from Investment Operations
Net investment income (loss) E	(.08)	(.14)	(.22)	(.09)	.02	(.23)
Net realized and unrealized gain (loss)	3.72	3.89	8.79	7.78	(29.92)	12.81
Total from investment operations	3.64	3.75	8.57	7.69	(29.90)	12.58
Net asset value, end of period	$ 57.90	$ 54.26	$ 50.51	$ 41.94	$ 34.25	$ 64.15
Total Return B, C, D	6.71%	7.42%	20.43%	22.45%	(46.61)%	24.39%
Ratios to Average Net Assets F, H
Expenses before reductions	1.31% A	1.32%	1.34%	1.39%	1.33%	1.32%
Expenses net of fee waivers, if any	1.31% A	1.32%	1.34%	1.39%	1.33%	1.32%
Expenses net of all reductions	1.31% A	1.31%	1.33%	1.39%	1.32%	1.31%
Net investment income (loss)	(.26)% A	(.25)%	(.48)%	(.24)%	.04%	(.40)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,119	$ 1,139	$ 1,246	$ 1,268	$ 1,274	$ 2,786
Portfolio turnover rate G	74% A	70%	71%	135%	164%	112%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 49.17	$ 46.04	$ 38.45	$ 31.57	$ 59.47	$ 48.10
Income from Investment Operations
Net investment income (loss) E	(.23)	(.42)	(.44)	(.26)	(.28)	(.52)
Net realized and unrealized gain (loss)	3.38	3.55	8.03	7.14	(27.62)	11.89
Total from investment operations	3.15	3.13	7.59	6.88	(27.90)	11.37
Net asset value, end of period	$ 52.32	$ 49.17	$ 46.04	$ 38.45	$ 31.57	$ 59.47
Total Return B, C, D	6.41%	6.80%	19.74%	21.79%	(46.91)%	23.64%
Ratios to Average Net Assets F, H
Expenses before reductions	1.90% A	1.90%	1.91%	1.94%	1.91%	1.92%
Expenses net of fee waivers, if any	1.90% A	1.90%	1.91%	1.94%	1.91%	1.92%
Expenses net of all reductions	1.90% A	1.90%	1.91%	1.93%	1.90%	1.91%
Net investment income (loss)	(.85)% A	(.83)%	(1.06)%	(.79)%	(.54)%	(1.01)%
Supplemental Data
Net assets, end of period (in millions)	$ 30	$ 35	$ 54	$ 70	$ 91	$ 287
Portfolio turnover rate G	74% A	70%	71%	135%	164%	112%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 49.96	$ 46.77	$ 39.05	$ 32.06	$ 60.41	$ 48.85
Income from Investment Operations
Net investment income (loss) E	(.22)	(.41)	(.44)	(.26)	(.27)	(.53)
Net realized and unrealized gain (loss)	3.43	3.60	8.16	7.25	(28.08)	12.09
Total from investment operations	3.21	3.19	7.72	6.99	(28.35)	11.56
Net asset value, end of period	$ 53.17	$ 49.96	$ 46.77	$ 39.05	$ 32.06	$ 60.41
Total Return B, C, D	6.43%	6.82%	19.77%	21.80%	(46.93)%	23.66%
Ratios to Average Net Assets F, H
Expenses before reductions	1.87% A	1.88%	1.90%	1.94%	1.90%	1.90%
Expenses net of fee waivers, if any	1.87% A	1.88%	1.90%	1.94%	1.90%	1.90%
Expenses net of all reductions	1.86% A	1.87%	1.90%	1.93%	1.89%	1.89%
Net investment income (loss)	(.81)% A	(.81)%	(1.05)%	(.79)%	(.53)%	(.99)%
Supplemental Data
Net assets, end of period (in millions)	$ 134	$ 136	$ 143	$ 142	$ 141	$ 313
Portfolio turnover rate G	74% A	70%	71%	135%	164%	112%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 58.24	$ 54.14	$ 44.71	$ 36.61	$ 68.21	$ 54.76
Income from Investment Operations
Net investment income (loss) D	.08	.16	.02	.12	.32	.08
Net realized and unrealized gain (loss)	3.96	4.16	9.41	8.27	(31.92)	13.59
Total from investment operations	4.04	4.32	9.43	8.39	(31.60)	13.67
Distributions from net investment income	-	-	-	(.27)	-	(.22)
Distributions from net realized gain	(.32)	(.22)	-	(.02)	-	-
Total distributions	(.32)	(.22)	-	(.29) H	-	(.22)
Net asset value, end of period	$ 61.96	$ 58.24	$ 54.14	$ 44.71	$ 36.61	$ 68.21
Total Return B, C	6.99%	7.99%	21.09%	23.11%	(46.33)%	25.06%
Ratios to Average Net Assets E, G
Expenses before reductions	.80% A	.80%	.80%	.85%	.80%	.79%
Expenses net of fee waivers, if any	.80% A	.80%	.80%	.85%	.80%	.79%
Expenses net of all reductions	.79% A	.79%	.80%	.84%	.79%	.78%
Net investment income (loss)	.26% A	.27%	.05%	.30%	.57%	.12%
Supplemental Data
Net assets, end of period (in millions)	$ 1,061	$ 897	$ 973	$ 983	$ 934	$ 1,496
Portfolio turnover rate F	74% A	70%	71%	135%	164%	112%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.29 per share is comprised of distributions from net investment income of $.274 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 593,591
Gross unrealized depreciation	(155,254)
Net unrealized appreciation (depreciation) on securities and other investments	$ 438,337

Tax cost	$ 2,579,945

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (298,159)
2017	(858,583)
Total capital loss carryforward	$ (1,156,742)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,073,184 and $1,137,184, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 804	$ 28
Class T	.25%	.25%	2,942	21
Class B	.75%	.25%	168	127
Class C	.75%	.25%	703	25
			$ 4,617	$ 201

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and ..25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 35
Class T	21
Class B*	21
Class C*	2
$ 79

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 960.30
Class T	1,264.21
Class B	51.30
Class C	189.27
Institutional Class	965.20
	$ 3,429

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $26 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $8,042. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $490, including $131 from securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $45 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net realized gain
Class A	$ 1,215	$ 667
Institutional Class	4,926	3,847
Total	$ 6,141	$ 4,514

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	788	1,835	$ 46,043	$ 102,516
Reinvestment of distributions	21	11	1,098	602
Shares redeemed	(1,209)	(3,210)	(70,368)	(178,862)
Net increase (decrease)	(400)	(1,364)	$ (23,227)	$ (75,744)
Class T
Shares sold	1,134	3,104	$ 66,366	$ 172,144
Shares redeemed	(2,803)	(6,777)	(163,379)	(374,459)
Net increase (decrease)	(1,669)	(3,673)	$ (97,013)	$ (202,315)
Class B
Shares sold	4	16	$ 213	$ 823
Shares redeemed	(149)	(483)	(7,945)	(24,437)
Net increase (decrease)	(145)	(467)	$ (7,732)	$ (23,614)
Class C
Shares sold	87	285	$ 4,645	$ 14,713
Shares redeemed	(285)	(638)	(15,431)	(32,456)
Net increase (decrease)	(198)	(353)	$ (10,786)	$ (17,743)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Institutional Class
Shares sold	3,101	3,619	$ 195,377	$ 214,383
Reinvestment of distributions	86	54	4,818	3,064
Shares redeemed	(1,456)	(6,244)	(92,111)	(361,705)
Net increase (decrease)	1,731	(2,571)	$ 108,084	$ (144,258)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 23% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

EPG-USAN-0712
1.786783.109

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Equity Growth

Fund - Institutional Class

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	1.15%
Actual		$ 1,000.00	$ 1,068.20	$ 5.95
HypotheticalA		$ 1,000.00	$ 1,019.25	$ 5.81
Class T	1.31%
Actual		$ 1,000.00	$ 1,067.10	$ 6.77
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.61
Class B	1.90%
Actual		$ 1,000.00	$ 1,064.10	$ 9.80
HypotheticalA		$ 1,000.00	$ 1,015.50	$ 9.57
Class C	1.87%
Actual		$ 1,000.00	$ 1,064.30	$ 9.65
HypotheticalA		$ 1,000.00	$ 1,015.65	$ 9.42
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,069.90	$ 4.14
HypotheticalA		$ 1,000.00	$ 1,021.00	$ 4.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	11.3	8.0
QUALCOMM, Inc.	2.9	2.0
Harley-Davidson, Inc.	2.2	0.8
Home Depot, Inc.	1.8	0.3
McDonald's Corp.	1.7	2.3
Danaher Corp.	1.6	1.5
Google, Inc. Class A	1.6	3.6
Express Scripts Holding Co.	1.5	0.0
Citrix Systems, Inc.	1.5	1.3
The Coca-Cola Co.	1.5	1.1
	27.6
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	32.5	33.6
Consumer Discretionary	19.8	15.7
Industrials	14.7	15.2
Consumer Staples	9.8	8.1
Energy	7.6	10.0
Asset Allocation (% of fund's net assets)
As of May 31, 2012*		As of November 30, 2011**
	Stocks 97.7%		Stocks 98.7%
	Short-Term Investments and Net Other Assets (Liabilities) 2.3%		Short-Term Investments and Net Other Assets (Liabilities) 1.3%
* Foreign investments	13.5%	** Foreign investments	15.6%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.8%
Automobiles - 2.6%
Harley-Davidson, Inc.	1,372,164	$ 66,111
Tesla Motors, Inc. (a)(d)	391,531	11,550
		77,661
Diversified Consumer Services - 0.7%
Anhanguera Educacional Participacoes SA	812,700	9,631
Kroton Educacional SA unit (a)	651,100	9,653
		19,284
Hotels, Restaurants & Leisure - 3.7%
Arcos Dorados Holdings, Inc.	238,800	3,229
Chipotle Mexican Grill, Inc. (a)	13,100	5,411
Dunkin' Brands Group, Inc.	374,936	12,174
McDonald's Corp.	569,900	50,915
Starbucks Corp.	667,801	36,656
		108,385
Household Durables - 0.9%
Mohawk Industries, Inc. (a)	177,158	12,064
Tupperware Brands Corp.	264,108	14,275
		26,339
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	176,280	37,532
Media - 0.5%
Discovery Communications, Inc. Class C (non-vtg.) (a)	335,509	15,631
Multiline Retail - 1.8%
Dollar General Corp. (a)	347,193	16,981
Dollarama, Inc.	566,945	31,392
Dollarama, Inc. (a)(e)	108,600	6,013
		54,386
Specialty Retail - 6.9%
AutoZone, Inc. (a)	64,400	24,489
Bed Bath & Beyond, Inc. (a)	356,579	25,763
GNC Holdings, Inc.	627,226	24,167
Home Depot, Inc.	1,113,850	54,957
PetSmart, Inc.	34,500	2,223
Ross Stores, Inc.	403,366	25,505
TJX Companies, Inc.	486,482	20,656
Ulta Salon, Cosmetics & Fragrance, Inc.	109,381	9,775
Vitamin Shoppe, Inc. (a)	364,303	18,040
		205,575
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.4%
lululemon athletica, Inc. (a)	144,800	$ 10,518
NIKE, Inc. Class B	251,074	27,161
Ralph Lauren Corp.	29,368	4,370
		42,049
TOTAL CONSUMER DISCRETIONARY		586,842
CONSUMER STAPLES - 9.8%
Beverages - 2.4%
Anheuser-Busch InBev SA NV ADR	22,300	1,510
Monster Beverage Corp. (a)	300,332	21,804
SABMiller PLC	157,200	5,810
The Coca-Cola Co.	581,459	43,452
		72,576
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	94,000	8,121
Drogasil SA	385,998	3,569
Whole Foods Market, Inc.	164,256	14,555
		26,245
Food Products - 1.8%
Green Mountain Coffee Roasters, Inc. (a)(d)	1,020,291	24,079
Mead Johnson Nutrition Co. Class A	255,400	20,621
The Hershey Co.	110,700	7,401
Want Want China Holdings Ltd.	1,942,000	2,224
		54,325
Household Products - 1.1%
Colgate-Palmolive Co.	340,255	33,447
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	73,380	3,974
Herbalife Ltd.	608,849	27,270
		31,244
Tobacco - 2.5%
Altria Group, Inc.	94,330	3,036
British American Tobacco PLC sponsored ADR	261,900	24,640
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	497,500	$ 42,044
Swedish Match Co. AB	126,600	4,798
		74,518
TOTAL CONSUMER STAPLES		292,355
ENERGY - 7.6%
Energy Equipment & Services - 3.0%
Cameron International Corp. (a)	226,000	10,326
Dresser-Rand Group, Inc. (a)	267,404	11,734
National Oilwell Varco, Inc.	214,200	14,298
Oceaneering International, Inc.	419,432	19,386
Poseidon Concepts Corp. (d)	1,120,800	15,626
Schlumberger Ltd.	276,416	17,483
		88,853
Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.	124,619	7,602
Apache Corp.	80,422	6,545
Atlas Pipeline Partners, LP	460,996	13,830
Concho Resources, Inc. (a)	208,787	18,319
Kosmos Energy Ltd.	779,798	8,125
Markwest Energy Partners LP	131,240	6,292
Noble Energy, Inc.	71,400	6,030
Occidental Petroleum Corp.	345,773	27,409
Pioneer Natural Resources Co.	118,902	11,498
Targa Resources Corp.	176,969	7,847
Valero Energy Corp.	442,593	9,339
Williams Companies, Inc.	509,000	15,540
		138,376
TOTAL ENERGY		227,229
FINANCIALS - 2.8%
Capital Markets - 0.5%
GP Investments Ltd. (depositary receipt) (a)	1,061,775	2,295
Invesco Ltd.	576,728	12,544
JMP Group, Inc.	29,577	172
		15,011
Commercial Banks - 0.2%
First Republic Bank (a)	149,700	4,701
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.2%
Mahindra & Mahindra Financial Services Ltd.	222,140	$ 2,517
Shriram Transport Finance Co. Ltd.	479,634	4,511
		7,028
Diversified Financial Services - 0.3%
CME Group, Inc.	35,981	9,268
Real Estate Investment Trusts - 1.2%
American Tower Corp.	421,017	27,316
Public Storage	58,730	7,839
		35,155
Real Estate Management & Development - 0.4%
BR Malls Participacoes SA	138,500	1,525
CBRE Group, Inc. (a)	685,538	11,277
		12,802
TOTAL FINANCIALS		83,965
HEALTH CARE - 5.9%
Biotechnology - 1.8%
Aegerion Pharmaceuticals, Inc. (a)	92,900	1,413
Amgen, Inc.	246,000	17,102
AVEO Pharmaceuticals, Inc. (a)	444,014	5,652
Biogen Idec, Inc. (a)	171,721	22,453
Biovitrum AB (a)	1,792,331	5,768
		52,388
Health Care Equipment & Supplies - 0.2%
Conceptus, Inc. (a)	210,200	3,540
Edwards Lifesciences Corp. (a)	35,300	3,014
		6,554
Health Care Providers & Services - 1.6%
Apollo Hospitals Enterprise Ltd.	123,835	1,480
Express Scripts Holding Co. (a)	846,837	44,196
		45,676
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	66,593	2,867
Waters Corp. (a)	86,200	6,877
		9,744
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 2.0%
Novo Nordisk A/S Series B	141,997	$ 18,982
Valeant Pharmaceuticals International, Inc. (Canada) (a)	828,254	40,472
		59,454
TOTAL HEALTH CARE		173,816
INDUSTRIALS - 14.7%
Aerospace & Defense - 3.5%
Honeywell International, Inc.	209,140	11,641
Precision Castparts Corp.	162,147	26,950
Textron, Inc.	119,456	2,823
TransDigm Group, Inc. (a)	153,594	18,892
United Technologies Corp.	565,284	41,893
		102,199
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	359,915	26,972
Building Products - 0.2%
USG Corp. (a)(d)	403,200	6,217
Commercial Services & Supplies - 0.1%
Aggreko PLC	46,700	1,588
Electrical Equipment - 1.6%
AMETEK, Inc.	245,048	12,426
Regal-Beloit Corp.	162,253	9,782
Roper Industries, Inc.	254,866	25,798
		48,006
Industrial Conglomerates - 1.6%
Danaher Corp.	924,165	48,029
Machinery - 2.6%
CLARCOR, Inc.	320,361	15,634
Graco, Inc.	136,715	6,586
Ingersoll-Rand PLC	745,545	30,798
Manitowoc Co., Inc.	1,330,021	13,832
Terex Corp. (a)	526,100	8,749
		75,599
Professional Services - 2.9%
Advisory Board Co. (a)	178,511	17,292
Corporate Executive Board Co.	550,535	20,006
Equifax, Inc.	640,494	28,931
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
IHS, Inc. Class A (a)	167,827	$ 16,613
Qualicorp SA	469,300	4,002
		86,844
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	58,200	3,325
Trading Companies & Distributors - 1.2%
MSC Industrial Direct Co., Inc. Class A	132,058	9,470
W.W. Grainger, Inc.	140,162	27,142
		36,612
TOTAL INDUSTRIALS		435,391
INFORMATION TECHNOLOGY - 32.5%
Communications Equipment - 3.4%
Acme Packet, Inc. (a)(d)	651,458	14,905
QUALCOMM, Inc.	1,485,664	85,143
Riverbed Technology, Inc. (a)	85,400	1,401
		101,449
Computers & Peripherals - 12.1%
Apple, Inc. (a)	582,292	336,410
SanDisk Corp. (a)	695,288	22,736
		359,146
Electronic Equipment & Components - 0.2%
InvenSense, Inc. (d)	442,300	4,396
Internet Software & Services - 4.6%
Active Network, Inc.	191,268	2,685
Baidu.com, Inc. sponsored ADR (a)	138,695	16,334
Bankrate, Inc.	797,976	13,869
CoStar Group, Inc. (a)	87,636	6,475
Dice Holdings, Inc. (a)	107,480	1,057
Google, Inc. Class A (a)	79,414	46,128
InfoSpace, Inc. (a)	493,349	6,295
MercadoLibre, Inc.	81,700	5,739
SPS Commerce, Inc. (a)	187,937	5,195
VeriSign, Inc.	881,780	33,710
		137,487
IT Services - 1.9%
Accenture PLC Class A	238,686	13,629
Cardtronics, Inc. (a)	222,219	6,227
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Cognizant Technology Solutions Corp. Class A (a)	158,663	$ 9,242
Heartland Payment Systems, Inc.	343,718	10,030
MasterCard, Inc. Class A	18,300	7,439
ServiceSource International, Inc. (a)	700,895	8,411
		54,978
Semiconductors & Semiconductor Equipment - 4.0%
Altera Corp.	209,500	6,999
Analog Devices, Inc.	158,268	5,756
ASML Holding NV	235,800	10,802
Avago Technologies Ltd.	576,798	19,092
Broadcom Corp. Class A	768,623	24,865
Cirrus Logic, Inc. (a)	143,163	4,112
Ezchip Semiconductor Ltd. (a)	200,500	7,410
Linear Technology Corp.	236,400	6,860
MagnaChip Semiconductor Corp. (a)	544,248	5,181
Maxim Integrated Products, Inc.	110,400	2,778
PMC-Sierra, Inc. (a)	747,709	4,770
Texas Instruments, Inc.	706,042	20,108
		118,733
Software - 6.3%
ANSYS, Inc. (a)	232,894	14,410
Ariba, Inc. (a)	366,277	16,457
Check Point Software Technologies Ltd. (a)	312,902	16,033
Citrix Systems, Inc. (a)	601,676	43,970
Computer Modelling Group Ltd.	384,700	6,466
Intuit, Inc.	212,051	11,924
Red Hat, Inc. (a)	201,800	10,368
salesforce.com, Inc. (a)	259,973	36,037
SolarWinds, Inc. (a)	382,089	17,523
VMware, Inc. Class A (a)	162,648	15,128
		188,316
TOTAL INFORMATION TECHNOLOGY		964,505
MATERIALS - 3.6%
Chemicals - 2.9%
Albemarle Corp.	49,500	3,005
CF Industries Holdings, Inc.	43,050	7,360
FMC Corp.	395,000	20,133
Monsanto Co.	223,819	17,279
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Praxair, Inc.	260,663	$ 27,693
Sherwin-Williams Co.	83,600	10,838
		86,308
Metals & Mining - 0.7%
Kenmare Resources PLC (a)	3,586,851	2,495
Newmont Mining Corp.	410,192	19,345
		21,840
TOTAL MATERIALS		108,148
TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
SBA Communications Corp. Class A (a)	367,488	19,091
TIM Participacoes SA sponsored ADR (d)	489,474	11,968
		31,059
TOTAL COMMON STOCKS (Cost $2,456,500)		2,903,310
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 0.17% (b)	75,704,566	75,705
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	39,267,177	39,267
TOTAL MONEY MARKET FUNDS (Cost $114,972)		114,972
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $2,571,472)		3,018,282
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(48,804)
NET ASSETS - 100%		$ 2,969,478
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,013,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 33
Fidelity Securities Lending Cash Central Fund	490
Total	$ 523
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 586,842	$ 586,842	$ -	$ -
Consumer Staples	292,355	281,747	10,608	-
Energy	227,229	227,229	-	-
Financials	83,965	83,965	-	-
Health Care	173,816	149,066	24,750	-
Industrials	435,391	433,803	1,588	-
Information Technology	964,505	964,505	-	-
Materials	108,148	105,653	2,495	-
Telecommunication Services	31,059	31,059	-	-
Money Market Funds	114,972	114,972	-	-
Total Investments in Securities:	$ 3,018,282	$ 2,978,841	$ 39,441	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.5%
Canada	3.3%
Ireland	1.7%
Cayman Islands	1.5%
Brazil	1.3%
United Kingdom	1.1%
Others (Individually Less Than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $37,548) - See accompanying schedule: Unaffiliated issuers (cost $2,456,500)	$ 2,903,310
Fidelity Central Funds (cost $114,972)	114,972
Total Investments (cost $2,571,472)		$ 3,018,282
Receivable for investments sold		7,287
Receivable for fund shares sold		944
Dividends receivable		3,341
Distributions receivable from Fidelity Central Funds		152
Prepaid expenses		1
Other receivables		157
Total assets		3,030,164

Liabilities
Payable for investments purchased	$ 13,730
Payable for fund shares redeemed	4,698
Accrued management fee	1,394
Distribution and service plan fees payable	754
Other affiliated payables	654
Other payables and accrued expenses	189
Collateral on securities loaned, at value	39,267
Total liabilities		60,686

Net Assets		$ 2,969,478
Net Assets consist of:
Paid in capital		$ 3,662,241
Accumulated net investment loss		(1,426)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,138,136)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		446,799
Net Assets		$ 2,969,478

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($625,766 ÷ 10,760.1 shares)	$ 58.16

Maximum offering price per share (100/94.25 of $58.16)	$ 61.71
Class T: Net Asset Value and redemption price per share ($1,119,324 ÷ 19,330.5 shares)	$ 57.90

Maximum offering price per share (100/96.50 of $57.90)	$ 60.00
Class B: Net Asset Value and offering price per share ($29,502 ÷ 563.9 shares)A	$ 52.32

Class C: Net Asset Value and offering price per share ($133,799 ÷ 2,516.5 shares)A	$ 53.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,061,087 ÷ 17,125.9 shares)	$ 61.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 15,079
Income from Fidelity Central Funds		523
Total income		15,602

Expenses
Management fee	$ 8,278
Transfer agent fees	3,429
Distribution and service plan fees	4,617
Accounting and security lending fees	440
Custodian fees and expenses	46
Independent trustees' compensation	10
Registration fees	57
Audit	33
Legal	8
Miscellaneous	17
Total expenses before reductions	16,935
Expense reductions	(45)	16,890
Net investment income (loss)		(1,288)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,526
Foreign currency transactions	(47)
Total net realized gain (loss)		32,479
Change in net unrealized appreciation (depreciation) on: Investment securities	159,615
Assets and liabilities in foreign currencies	(11)
Total change in net unrealized appreciation (depreciation)		159,604
Net gain (loss)		192,083
Net increase (decrease) in net assets resulting from operations		$ 190,795

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,288)	$ (2,761)
Net realized gain (loss)	32,479	411,171
Change in net unrealized appreciation (depreciation)	159,604	(176,794)
Net increase (decrease) in net assets resulting from operations	190,795	231,616
Distributions to shareholders from net realized gain	(6,141)	(4,514)
Share transactions - net increase (decrease)	(30,674)	(463,674)
Total increase (decrease) in net assets	153,980	(236,572)

Net Assets
Beginning of period	2,815,498	3,052,070
End of period (including accumulated net investment loss of $1,426 and accumulated net investment loss of $138, respectively)	$ 2,969,478	$ 2,815,498

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 54.56	$ 50.75	$ 42.07	$ 34.36	$ 64.24	$ 51.56
Income from Investment Operations
Net investment income (loss) E	(.03)	(.04)	(.14)	(.01)	.11	(.13)
Net realized and unrealized gain (loss)	3.74	3.90	8.82	7.79	(29.99)	12.81
Total from investment operations	3.71	3.86	8.68	7.78	(29.88)	12.68
Distributions from net investment income	-	-	-	(.06)	-	-
Distributions from net realized gain	(.11)	(.05)	-	(.02)	-	-
Total distributions	(.11)	(.05)	-	(.07) I	-	-
Net asset value, end of period	$ 58.16	$ 54.56	$ 50.75	$ 42.07	$ 34.36	$ 64.24
Total Return B, C, D	6.82%	7.61%	20.63%	22.71%	(46.51)%	24.59%
Ratios to Average Net Assets F, H
Expenses before reductions	1.15% A	1.15%	1.16%	1.19%	1.16%	1.14%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.16%	1.19%	1.16%	1.14%
Expenses net of all reductions	1.14% A	1.14%	1.15%	1.18%	1.15%	1.13%
Net investment income (loss)	(.09)% A	(.08)%	(.31)%	(.04)%	.21%	(.22)%
Supplemental Data
Net assets, end of period (in millions)	$ 626	$ 609	$ 636	$ 640	$ 628	$ 1,232
Portfolio turnover rate G	74% A	70%	71%	135%	164%	112%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.07 per share is comprised of distributions from net investment income of $.059 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 54.26	$ 50.51	$ 41.94	$ 34.25	$ 64.15	$ 51.57
Income from Investment Operations
Net investment income (loss) E	(.08)	(.14)	(.22)	(.09)	.02	(.23)
Net realized and unrealized gain (loss)	3.72	3.89	8.79	7.78	(29.92)	12.81
Total from investment operations	3.64	3.75	8.57	7.69	(29.90)	12.58
Net asset value, end of period	$ 57.90	$ 54.26	$ 50.51	$ 41.94	$ 34.25	$ 64.15
Total Return B, C, D	6.71%	7.42%	20.43%	22.45%	(46.61)%	24.39%
Ratios to Average Net Assets F, H
Expenses before reductions	1.31% A	1.32%	1.34%	1.39%	1.33%	1.32%
Expenses net of fee waivers, if any	1.31% A	1.32%	1.34%	1.39%	1.33%	1.32%
Expenses net of all reductions	1.31% A	1.31%	1.33%	1.39%	1.32%	1.31%
Net investment income (loss)	(.26)% A	(.25)%	(.48)%	(.24)%	.04%	(.40)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,119	$ 1,139	$ 1,246	$ 1,268	$ 1,274	$ 2,786
Portfolio turnover rate G	74% A	70%	71%	135%	164%	112%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 49.17	$ 46.04	$ 38.45	$ 31.57	$ 59.47	$ 48.10
Income from Investment Operations
Net investment income (loss) E	(.23)	(.42)	(.44)	(.26)	(.28)	(.52)
Net realized and unrealized gain (loss)	3.38	3.55	8.03	7.14	(27.62)	11.89
Total from investment operations	3.15	3.13	7.59	6.88	(27.90)	11.37
Net asset value, end of period	$ 52.32	$ 49.17	$ 46.04	$ 38.45	$ 31.57	$ 59.47
Total Return B, C, D	6.41%	6.80%	19.74%	21.79%	(46.91)%	23.64%
Ratios to Average Net Assets F, H
Expenses before reductions	1.90% A	1.90%	1.91%	1.94%	1.91%	1.92%
Expenses net of fee waivers, if any	1.90% A	1.90%	1.91%	1.94%	1.91%	1.92%
Expenses net of all reductions	1.90% A	1.90%	1.91%	1.93%	1.90%	1.91%
Net investment income (loss)	(.85)% A	(.83)%	(1.06)%	(.79)%	(.54)%	(1.01)%
Supplemental Data
Net assets, end of period (in millions)	$ 30	$ 35	$ 54	$ 70	$ 91	$ 287
Portfolio turnover rate G	74% A	70%	71%	135%	164%	112%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 49.96	$ 46.77	$ 39.05	$ 32.06	$ 60.41	$ 48.85
Income from Investment Operations
Net investment income (loss) E	(.22)	(.41)	(.44)	(.26)	(.27)	(.53)
Net realized and unrealized gain (loss)	3.43	3.60	8.16	7.25	(28.08)	12.09
Total from investment operations	3.21	3.19	7.72	6.99	(28.35)	11.56
Net asset value, end of period	$ 53.17	$ 49.96	$ 46.77	$ 39.05	$ 32.06	$ 60.41
Total Return B, C, D	6.43%	6.82%	19.77%	21.80%	(46.93)%	23.66%
Ratios to Average Net Assets F, H
Expenses before reductions	1.87% A	1.88%	1.90%	1.94%	1.90%	1.90%
Expenses net of fee waivers, if any	1.87% A	1.88%	1.90%	1.94%	1.90%	1.90%
Expenses net of all reductions	1.86% A	1.87%	1.90%	1.93%	1.89%	1.89%
Net investment income (loss)	(.81)% A	(.81)%	(1.05)%	(.79)%	(.53)%	(.99)%
Supplemental Data
Net assets, end of period (in millions)	$ 134	$ 136	$ 143	$ 142	$ 141	$ 313
Portfolio turnover rate G	74% A	70%	71%	135%	164%	112%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 58.24	$ 54.14	$ 44.71	$ 36.61	$ 68.21	$ 54.76
Income from Investment Operations
Net investment income (loss) D	.08	.16	.02	.12	.32	.08
Net realized and unrealized gain (loss)	3.96	4.16	9.41	8.27	(31.92)	13.59
Total from investment operations	4.04	4.32	9.43	8.39	(31.60)	13.67
Distributions from net investment income	-	-	-	(.27)	-	(.22)
Distributions from net realized gain	(.32)	(.22)	-	(.02)	-	-
Total distributions	(.32)	(.22)	-	(.29) H	-	(.22)
Net asset value, end of period	$ 61.96	$ 58.24	$ 54.14	$ 44.71	$ 36.61	$ 68.21
Total Return B, C	6.99%	7.99%	21.09%	23.11%	(46.33)%	25.06%
Ratios to Average Net Assets E, G
Expenses before reductions	.80% A	.80%	.80%	.85%	.80%	.79%
Expenses net of fee waivers, if any	.80% A	.80%	.80%	.85%	.80%	.79%
Expenses net of all reductions	.79% A	.79%	.80%	.84%	.79%	.78%
Net investment income (loss)	.26% A	.27%	.05%	.30%	.57%	.12%
Supplemental Data
Net assets, end of period (in millions)	$ 1,061	$ 897	$ 973	$ 983	$ 934	$ 1,496
Portfolio turnover rate F	74% A	70%	71%	135%	164%	112%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.29 per share is comprised of distributions from net investment income of $.274 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 593,591
Gross unrealized depreciation	(155,254)
Net unrealized appreciation (depreciation) on securities and other investments	$ 438,337

Tax cost	$ 2,579,945

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (298,159)
2017	(858,583)
Total capital loss carryforward	$ (1,156,742)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,073,184 and $1,137,184, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 804	$ 28
Class T	.25%	.25%	2,942	21
Class B	.75%	.25%	168	127
Class C	.75%	.25%	703	25
			$ 4,617	$ 201

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and ..25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 35
Class T	21
Class B*	21
Class C*	2
$ 79

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 960.30
Class T	1,264.21
Class B	51.30
Class C	189.27
Institutional Class	965.20
	$ 3,429

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $26 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $8,042. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $490, including $131 from securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $45 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net realized gain
Class A	$ 1,215	$ 667
Institutional Class	4,926	3,847
Total	$ 6,141	$ 4,514

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	788	1,835	$ 46,043	$ 102,516
Reinvestment of distributions	21	11	1,098	602
Shares redeemed	(1,209)	(3,210)	(70,368)	(178,862)
Net increase (decrease)	(400)	(1,364)	$ (23,227)	$ (75,744)
Class T
Shares sold	1,134	3,104	$ 66,366	$ 172,144
Shares redeemed	(2,803)	(6,777)	(163,379)	(374,459)
Net increase (decrease)	(1,669)	(3,673)	$ (97,013)	$ (202,315)
Class B
Shares sold	4	16	$ 213	$ 823
Shares redeemed	(149)	(483)	(7,945)	(24,437)
Net increase (decrease)	(145)	(467)	$ (7,732)	$ (23,614)
Class C
Shares sold	87	285	$ 4,645	$ 14,713
Shares redeemed	(285)	(638)	(15,431)	(32,456)
Net increase (decrease)	(198)	(353)	$ (10,786)	$ (17,743)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Institutional Class
Shares sold	3,101	3,619	$ 195,377	$ 214,383
Reinvestment of distributions	86	54	4,818	3,064
Shares redeemed	(1,456)	(6,244)	(92,111)	(361,705)
Net increase (decrease)	1,731	(2,571)	$ 108,084	$ (144,258)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 23% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

EPGI-USAN-0712
1.786784.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Equity Income
Fund - Class A, Class T, Class B and Class C

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	1.02%
Actual		$ 1,000.00	$ 1,054.10	$ 5.24
HypotheticalA		$ 1,000.00	$ 1,019.90	$ 5.15
Class T	1.22%
Actual		$ 1,000.00	$ 1,053.10	$ 6.26
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.16
Class B	1.81%
Actual		$ 1,000.00	$ 1,050.00	$ 9.28
HypotheticalA		$ 1,000.00	$ 1,015.95	$ 9.12
Class C	1.78%
Actual		$ 1,000.00	$ 1,050.40	$ 9.12
HypotheticalA		$ 1,000.00	$ 1,016.10	$ 8.97
Institutional Class	.73%
Actual		$ 1,000.00	$ 1,055.70	$ 3.75
HypotheticalA		$ 1,000.00	$ 1,021.35	$ 3.69

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	3.9	4.2
JPMorgan Chase & Co.	3.4	3.2
Wells Fargo & Co.	3.0	3.3
Pfizer, Inc.	3.0	3.1
Comcast Corp. Class A	2.8	1.5
Procter & Gamble Co.	2.8	2.6
Merck & Co., Inc.	2.3	2.2
Johnson & Johnson	2.1	1.4
General Electric Co.	2.1	2.0
AT&T, Inc.	2.1	2.0
	27.5
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.1	20.8
Health Care	15.4	13.5
Energy	12.2	12.0
Consumer Staples	11.5	11.3
Information Technology	9.7	11.4
Asset Allocation (% of fund's net assets)
As of May 31, 2012*		As of November 30, 2011**
	Stocks 93.9%		Stocks and Investment Companies 94.9%
	Bonds 0.7%		Bonds 0.5%
	Convertible Securities 3.8%		Convertible Securities 3.7%
	Other Investments 0.2%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.4%		Short-Term Investments and Net Other Assets (Liabilities) 0.8%
* Foreign investments	14.1%	** Foreign investments	18.8%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.0%
Autoliv, Inc.	24	$ 1
Distributors - 0.2%
Li & Fung Ltd.	1,684,000	3,090
Hotels, Restaurants & Leisure - 1.0%
Arcos Dorados Holdings, Inc.	64,900	877
McDonald's Corp.	213,190	19,046
		19,923
Household Durables - 0.6%
KB Home	213,918	1,551
Lennar Corp. Class A	177,100	4,833
PulteGroup, Inc. (a)	496,257	4,645
		11,029
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	192,234	6,809
Media - 4.4%
Comcast Corp. Class A	1,888,590	54,599
The Walt Disney Co.	119,930	5,482
Time Warner, Inc.	765,209	26,377
		86,458
Multiline Retail - 1.5%
Target Corp.	513,867	29,758
Specialty Retail - 0.3%
Destination Maternity Corp.	16,104	314
Lowe's Companies, Inc.	242,900	6,490
		6,804
TOTAL CONSUMER DISCRETIONARY		163,872
CONSUMER STAPLES - 11.2%
Beverages - 2.3%
Anheuser-Busch InBev SA NV	69,597	4,709
Beam, Inc.	32,065	1,942
PepsiCo, Inc.	385,865	26,181
The Coca-Cola Co.	175,444	13,111
		45,943
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	47	2
Safeway, Inc. (d)	378,838	7,205
Sysco Corp.	229,300	6,400
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	303,650	$ 19,986
Walgreen Co.	221,923	6,773
		40,366
Food Products - 0.5%
Kellogg Co.	216,818	10,576
Household Products - 3.9%
Kimberly-Clark Corp.	229,805	18,235
Procter & Gamble Co.	863,547	53,790
Reckitt Benckiser Group PLC	77,199	4,108
		76,133
Tobacco - 2.4%
Altria Group, Inc.	583,719	18,790
British American Tobacco PLC sponsored ADR	144,200	13,566
Lorillard, Inc.	45,518	5,626
Philip Morris International, Inc.	119,907	10,133
		48,115
TOTAL CONSUMER STAPLES		221,133
ENERGY - 11.5%
Energy Equipment & Services - 1.4%
BW Offshore Ltd.	2,021,000	2,266
Diamond Offshore Drilling, Inc.	32,600	1,897
Exterran Partners LP	143,037	2,822
Halliburton Co.	279,300	8,396
National Oilwell Varco, Inc.	51,905	3,465
Noble Corp.	182,417	5,704
Trinidad Drilling Ltd.	438,900	2,422
		26,972
Oil, Gas & Consumable Fuels - 10.1%
Apache Corp.	112,249	9,135
ARC Resources Ltd. (d)	71,100	1,424
BP PLC sponsored ADR	290,487	10,591
Buckeye Partners LP	66,850	3,177
Canadian Natural Resources Ltd.	127,800	3,670
Chevron Corp.	786,269	77,299
Exxon Mobil Corp.	337,272	26,520
Holly Energy Partners LP	37,117	2,100
HollyFrontier Corp.	91,200	2,689
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Inergy LP	64,582	$ 1,106
Inergy Midstream LP	82,400	1,718
Legacy Reserves LP	138,299	3,416
Markwest Energy Partners LP	59,000	2,828
Penn West Petroleum Ltd. (d)	444,800	5,934
Pioneer Southwest Energy Partners LP	52,298	1,343
Royal Dutch Shell PLC Class A sponsored ADR	518,600	32,247
Suncor Energy, Inc.	187,800	5,097
Williams Companies, Inc.	322,975	9,860
		200,154
TOTAL ENERGY		227,126
FINANCIALS - 18.1%
Capital Markets - 2.5%
Apollo Investment Corp.	91,330	679
Ashmore Group PLC	828,925	4,349
BlackRock, Inc. Class A	22,100	3,775
Charles Schwab Corp.	706,234	8,800
FXCM, Inc. Class A	100,400	1,032
Goldman Sachs Group, Inc.	42,319	4,050
KKR & Co. LP	647,957	7,613
Manning & Napier, Inc.	162,400	2,256
Morgan Stanley	654,802	8,748
The Blackstone Group LP	606,839	7,306
		48,608
Commercial Banks - 5.3%
BB&T Corp.	170,992	5,167
Comerica, Inc.	122,480	3,726
First Niagara Financial Group, Inc.	233,159	1,882
M&T Bank Corp.	100,507	8,173
Standard Chartered PLC (United Kingdom)	143,030	2,896
SunTrust Banks, Inc.	318,301	7,295
U.S. Bancorp	486,000	15,119
Wells Fargo & Co.	1,884,965	60,413
		104,671
Diversified Financial Services - 4.2%
JPMorgan Chase & Co.	2,001,783	66,359
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
KKR Financial Holdings LLC	1,178,836	$ 9,890
New Academy Holding Co. LLC unit (g)(h)	52,800	6,023
		82,272
Insurance - 4.1%
ACE Ltd.	206,900	14,965
AFLAC, Inc.	165,900	6,649
Berkshire Hathaway, Inc. Class B (a)	126,985	10,078
Fidelity National Financial, Inc. Class A	223,614	4,213
Hanover Insurance Group, Inc.	102,674	4,005
MetLife, Inc.	774,722	22,630
MetLife, Inc. unit (a)	55,900	3,267
The Chubb Corp.	109,600	7,899
Validus Holdings Ltd.	219,013	6,873
		80,579
Real Estate Investment Trusts - 2.0%
American Capital Agency Corp.	190,912	6,237
Annaly Capital Management, Inc.	327,600	5,445
Digital Realty Trust, Inc. (d)	44,500	3,149
Highwoods Properties, Inc. (SBI)	58,062	1,873
Lexington Corporate Properties Trust	113,735	945
Omega Healthcare Investors, Inc.	190,600	4,024
Rayonier, Inc.	87,142	3,744
Two Harbors Investment Corp.	500,815	5,178
Ventas, Inc.	141,585	8,328
		38,923
Real Estate Management & Development - 0.0%
Beazer Pre-Owned Rental Homes, Inc. (h)	55,200	1,104
TOTAL FINANCIALS		356,157
HEALTH CARE - 15.0%
Biotechnology - 1.2%
Amgen, Inc.	275,675	19,165
PDL BioPharma, Inc. (d)	825,900	5,360
		24,525
Health Care Equipment & Supplies - 0.7%
Covidien PLC	186,700	9,667
St. Jude Medical, Inc.	99,262	3,814
		13,481
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 2.2%
Aetna, Inc.	113,700	$ 4,649
Brookdale Senior Living, Inc. (a)	405,472	6,686
McKesson Corp.	22,610	1,973
WellPoint, Inc.	431,900	29,106
		42,414
Pharmaceuticals - 10.9%
Abbott Laboratories	324,900	20,076
AstraZeneca PLC sponsored ADR	126,300	5,104
Eli Lilly & Co.	403,903	16,540
GlaxoSmithKline PLC	420,877	9,326
Johnson & Johnson	661,618	41,305
Merck & Co., Inc.	1,200,891	45,129
Pfizer, Inc.	2,738,479	59,891
Sanofi SA (d)	168,876	11,503
Teva Pharmaceutical Industries Ltd. sponsored ADR	180,598	7,078
		215,952
TOTAL HEALTH CARE		296,372
INDUSTRIALS - 8.7%
Aerospace & Defense - 2.3%
Lockheed Martin Corp.	110,500	9,149
Raytheon Co.	231,913	11,670
Rockwell Collins, Inc.	76,069	3,832
The Boeing Co.	54,172	3,771
United Technologies Corp.	217,407	16,112
		44,534
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	87,700	5,109
United Parcel Service, Inc. Class B	287,390	21,537
		26,646
Building Products - 0.1%
Lennox International, Inc.	31,000	1,330
Commercial Services & Supplies - 1.1%
Intrum Justitia AB	245,798	3,435
Republic Services, Inc.	643,015	16,950
Steelcase, Inc. Class A	135,490	1,188
		21,573
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 2.1%
General Electric Co.	2,163,219	$ 41,296
Machinery - 1.1%
Briggs & Stratton Corp. (d)	277,552	4,691
Douglas Dynamics, Inc.	180,650	2,309
Harsco Corp.	47,600	957
Illinois Tool Works, Inc.	64,866	3,642
Ingersoll-Rand PLC	186,300	7,696
Stanley Black & Decker, Inc.	25,719	1,704
		20,999
Professional Services - 0.2%
Michael Page International PLC	911,118	5,013
Road & Rail - 0.5%
Union Pacific Corp.	90,938	10,130
TOTAL INDUSTRIALS		171,521
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 1.0%
Cisco Systems, Inc.	1,248,971	20,396
Computers & Peripherals - 1.6%
Apple, Inc. (a)	24,655	14,244
Hewlett-Packard Co.	749,114	16,990
		31,234
Electronic Equipment & Components - 0.4%
Arrow Electronics, Inc. (a)	74,704	2,533
Domino Printing Sciences PLC	138,075	1,196
TE Connectivity Ltd.	130,053	4,086
		7,815
Internet Software & Services - 0.2%
VeriSign, Inc.	115,400	4,412
IT Services - 3.8%
Accenture PLC Class A	193,196	11,031
Cognizant Technology Solutions Corp. Class A (a)	153,669	8,951
Fidelity National Information Services, Inc.	37,771	1,238
Paychex, Inc.	1,293,767	38,774
Visa, Inc. Class A	131,085	15,101
		75,095
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.	528,400	5,458
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Epistar Corp.	837,000	$ 1,852
KLA-Tencor Corp.	140,943	6,459
MKS Instruments, Inc.	2,400	63
Siliconware Precision Industries Co. Ltd. sponsored ADR	915,233	4,778
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	618,100	8,487
		27,097
Software - 0.4%
BMC Software, Inc. (a)	84,300	3,568
CA, Inc.	197,181	4,904
		8,472
TOTAL INFORMATION TECHNOLOGY		174,521
MATERIALS - 0.7%
Chemicals - 0.4%
PetroLogistics LP	23,900	335
PPG Industries, Inc.	68,064	7,041
		7,376
Metals & Mining - 0.3%
ArcelorMittal SA Class A unit (d)	129,897	1,804
Commercial Metals Co.	222,400	2,598
Nucor Corp.	70,400	2,518
		6,920
TOTAL MATERIALS		14,296
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 3.9%
AT&T, Inc.	1,199,769	40,996
CenturyLink, Inc.	129,838	5,092
Koninklijke KPN NV (d)	438,636	4,148
Verizon Communications, Inc.	618,528	25,756
		75,992
Wireless Telecommunication Services - 1.1%
Vodafone Group PLC	8,334,934	22,229
TOTAL TELECOMMUNICATION SERVICES		98,221
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 5.7%
Electric Utilities - 4.0%
Duke Energy Corp.	839,543	$ 18,453
El Paso Electric Co.	102,476	3,145
FirstEnergy Corp.	224,787	10,518
NextEra Energy, Inc.	206,020	13,461
PPL Corp.	726,717	19,890
Southern Co.	280,990	12,900
		78,367
Multi-Utilities - 1.7%
Alliant Energy Corp.	70,258	3,070
CMS Energy Corp.	84,100	1,960
National Grid PLC	1,150,200	11,536
PG&E Corp.	188,707	8,246
Sempra Energy	155,647	10,119
		34,931
TOTAL UTILITIES		113,298
TOTAL COMMON STOCKS (Cost $1,817,443)		1,836,517
Preferred Stocks - 2.2%

Convertible Preferred Stocks - 1.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
General Motors Co. 4.75%	96,300	3,536
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	2,400	2,395
TOTAL CONSUMER DISCRETIONARY		5,931
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ATP Oil & Gas Corp. Series B, 8.00%	5,100	170
FINANCIALS - 0.4%
Commercial Banks - 0.3%
Huntington Bancshares, Inc. 8.50%	5,200	6,027
Diversified Financial Services - 0.0%
Citigroup, Inc. 7.50%	9,700	816
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.1%
Health Care REIT, Inc. Series I, 6.50%	33,300	$ 1,786
TOTAL FINANCIALS		8,629
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	15,730	3,205
Health Care Providers & Services - 0.1%
HealthSouth Corp. Series A 6.50%	3,000	2,909
TOTAL HEALTH CARE		6,114
INDUSTRIALS - 0.1%
Professional Services - 0.1%
Nielsen Holdings B.V. 6.25%	35,500	1,919
MATERIALS - 0.1%
Metals & Mining - 0.1%
AngloGold Ashanti Holdings Finance PLC 6.00%	24,900	1,053
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	52,500	2,748
TOTAL CONVERTIBLE PREFERRED STOCKS		26,564
Nonconvertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Porsche Automobil Holding SE (Germany)	71,293	3,673
Volkswagen AG	57,411	9,212
		12,885
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
FINANCIALS - 0.2%
Consumer Finance - 0.2%
Ally Financial, Inc. 7.00% (e)	5,042	$ 4,286
TOTAL NONCONVERTIBLE PREFERRED STOCKS		17,171
TOTAL PREFERRED STOCKS (Cost $46,586)		43,735
Corporate Bonds - 3.2%
	Principal Amount (000s)
Convertible Bonds - 2.5%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Gaylord Entertainment Co. 3.75% 10/1/14 (e)	$ 850	1,255
ENERGY - 0.5%
Energy Equipment & Services - 0.2%
Transocean, Inc. Series C, 1.5% 12/15/37	2,940	2,922
Oil, Gas & Consumable Fuels - 0.3%
Amyris, Inc. 3% 2/27/17 (h)	516	361
Massey Energy Co. 3.25% 8/1/15	1,950	1,643
Peabody Energy Corp. 4.75% 12/15/66	1,430	1,239
Western Refining, Inc. 5.75% 6/15/14	1,670	3,229
		6,472
TOTAL ENERGY		9,394
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)	3,390	1,377
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 3.875% 8/1/17	1,600	1,844
INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.2%
Covanta Holding Corp. 3.25% 6/1/14	4,250	4,702
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.1%
MasTec, Inc.:
4% 6/15/14	$ 990	$ 1,250
4.25% 12/15/14	500	648
		1,898
TOTAL INDUSTRIALS		6,600
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.2%
InterDigital, Inc. 2.5% 3/15/16	3,580	3,437
Computers & Peripherals - 0.1%
SanDisk Corp. 1.5% 8/15/17	2,570	2,559
Internet Software & Services - 0.1%
VeriSign, Inc. 3.25% 8/15/37	1,690	2,136
IT Services - 0.1%
CACI International, Inc. 2.125% 5/1/14	1,670	1,712
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc.:
1.875% 8/1/31 (e)	1,800	1,546
3.125% 5/1/32 (e)	250	221
		1,767
Software - 0.3%
Nuance Communications, Inc. 2.75% 11/1/31 (e)	5,310	5,525
TOTAL INFORMATION TECHNOLOGY		17,136
MATERIALS - 0.2%
Metals & Mining - 0.2%
Goldcorp, Inc. 2% 8/1/14	1,740	1,955
Newmont Mining Corp. 1.25% 7/15/14	2,060	2,565
		4,520
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (e)	4,130	2,416
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
UTILITIES - 0.2%
Multi-Utilities - 0.2%
CMS Energy Corp. 5.5% 6/15/29	$ 2,370	$ 4,011
TOTAL CONVERTIBLE BONDS		48,553
Nonconvertible Bonds - 0.7%
CONSUMER DISCRETIONARY - 0.0%
Multiline Retail - 0.0%
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	1,175	811
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Rite Aid Corp. 9.5% 6/15/17	4,070	3,917
Tops Markets LLC 10.125% 10/15/15	865	926
		4,843
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Western Refining, Inc. 11.25% 6/15/17 (e)	1,360	1,537
FINANCIALS - 0.2%
Consumer Finance - 0.0%
General Motors Acceptance Corp. 8% 11/1/31	735	821
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc. 5.625% 2/15/13	4,000	3,620
TOTAL FINANCIALS		4,441
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
AbitibiBowater, Inc. 10.25% 10/15/18	2,341	2,651
TOTAL NONCONVERTIBLE BONDS		14,283
TOTAL CORPORATE BONDS (Cost $66,383)		62,836
Floating Rate Loans - 0.2%
	Principal Amount (000s)	Value (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (f)	$ 1,955	$ 1,904
FINANCIALS - 0.1%
Insurance - 0.1%
Asurion Corp. Tranche 2nd LN, term loan 9% 5/24/19 (f)	2,059	2,064
TOTAL FLOATING RATE LOANS (Cost $3,996)		3,968
Money Market Funds - 2.5%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	27,555,484	27,555
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	21,185,725	21,186
TOTAL MONEY MARKET FUNDS (Cost $48,741)		48,741
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,983,149)		1,995,797
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(22,345)
NET ASSETS - 100%		$ 1,973,452
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,163,000 or 0.9% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,488,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 3% 2/27/17	2/27/12	$ 516
Beazer Pre-Owned Rental Homes, Inc.	5/3/12	$ 1,104
New Academy Holding Co. LLC unit	8/1/11	$ 5,565
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 31
Fidelity Securities Lending Cash Central Fund	291
Total	$ 322
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 182,688	$ 167,408	$ 15,280	$ -
Consumer Staples	221,133	212,316	8,817	-
Energy	227,296	224,860	2,436	-
Financials	369,072	345,361	16,584	7,127
Health Care	302,486	278,748	23,738	-
Industrials	173,440	163,073	10,367	-
Information Technology	174,521	173,325	1,196	-
Materials	15,349	15,349	-	-
Telecommunication Services	98,221	71,844	26,377	-
Utilities	116,046	104,510	11,536	-
Corporate Bonds	62,836	-	62,475	361
Floating Rate Loans	3,968	-	3,968	-
Money Market Funds	48,741	48,741	-	-
Total Investments in Securities:	$ 1,995,797	$ 1,805,535	$ 182,774	$ 7,488
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 5,301
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	567
Cost of Purchases	1,620
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 7,488
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ 567

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	85.9%
United Kingdom	6.0%
Ireland	1.4%
Switzerland	1.3%
Canada	1.1%
Others (Individually Less Than 1%)	4.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,328) - See accompanying schedule: Unaffiliated issuers (cost $1,934,408)	$ 1,947,056
Fidelity Central Funds (cost $48,741)	48,741
Total Investments (cost $1,983,149)		$ 1,995,797
Cash		389
Foreign currency held at value (cost $6)		6
Receivable for investments sold		545
Receivable for fund shares sold		673
Dividends receivable		6,452
Interest receivable		1,042
Distributions receivable from Fidelity Central Funds		111
Prepaid expenses		1
Other receivables		118
Total assets		2,005,134

Liabilities
Payable for investments purchased	$ 5,375
Payable for fund shares redeemed	3,115
Accrued management fee	773
Distribution and service plan fees payable	632
Other affiliated payables	465
Other payables and accrued expenses	136
Collateral on securities loaned, at value	21,186
Total liabilities		31,682

Net Assets		$ 1,973,452
Net Assets consist of:
Paid in capital		$ 2,345,548
Undistributed net investment income		11,727
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(396,439)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,616
Net Assets		$ 1,973,452

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($621,242 ÷ 26,863 shares)	$ 23.13

Maximum offering price per share (100/94.25 of $23.13)	$ 24.54
Class T: Net Asset Value and redemption price per share ($827,043 ÷ 35,236 shares)	$ 23.47

Maximum offering price per share (100/96.50 of $23.47)	$ 24.32
Class B: Net Asset Value and offering price per share ($34,112 ÷ 1,467 shares)A	$ 23.25

Class C: Net Asset Value and offering price per share ($133,650 ÷ 5,754 shares)A	$ 23.23

Institutional Class: Net Asset Value, offering price and redemption price per share ($357,405 ÷ 14,985 shares)	$ 23.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 34,016
Interest		2,012
Income from Fidelity Central Funds		322
Total income		36,350

Expenses
Management fee	$ 4,780
Transfer agent fees	2,501
Distribution and service plan fees	3,917
Accounting and security lending fees	319
Custodian fees and expenses	32
Independent trustees' compensation	7
Registration fees	63
Audit	35
Legal	4
Miscellaneous	11
Total expenses before reductions	11,669
Expense reductions	(63)	11,606
Net investment income (loss)		24,744
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,356
Foreign currency transactions	(14)
Total net realized gain (loss)		32,342
Change in net unrealized appreciation (depreciation) on: Investment securities	55,201
Assets and liabilities in foreign currencies	(24)
Total change in net unrealized appreciation (depreciation)		55,177
Net gain (loss)		87,519
Net increase (decrease) in net assets resulting from operations		$ 112,263

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,744	$ 41,286
Net realized gain (loss)	32,342	355,857
Change in net unrealized appreciation (depreciation)	55,177	(201,222)
Net increase (decrease) in net assets resulting from operations	112,263	195,921
Distributions to shareholders from net investment income	(20,491)	(40,790)
Share transactions - net increase (decrease)	(149,656)	(625,752)
Total increase (decrease) in net assets	(57,884)	(470,621)

Net Assets
Beginning of period	2,031,336	2,501,957
End of period (including undistributed net investment income of $11,727 and undistributed net investment income of $8,045, respectively)	$ 1,973,452	$ 2,031,336

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.18	$ 21.07	$ 20.26	$ 16.72	$ 30.63	$ 31.82
Income from Investment Operations
Net investment income (loss) E	.29	.42	.25	.28	.36	.32
Net realized and unrealized gain (loss)	.91	1.11	.81	3.58	(12.22)	1.41
Total from investment operations	1.20	1.53	1.06	3.86	(11.86)	1.73
Distributions from net investment income	(.25)	(.42)	(.25)	(.32)	(.37)	(.35)
Distributions from net realized gain	-	-	-	-	(1.68)	(2.57)
Total distributions	(.25)	(.42)	(.25)	(.32)	(2.05)	(2.92)
Net asset value, end of period	$ 23.13	$ 22.18	$ 21.07	$ 20.26	$ 16.72	$ 30.63
Total Return B, C, D	5.41%	7.25%	5.26%	23.58%	(41.34)%	5.82%
Ratios to Average Net Assets F, H
Expenses before reductions	1.02% A	1.03%	1.04%	1.07%	1.01%	.97%
Expenses net of fee waivers, if any	1.02% A	1.03%	1.04%	1.07%	1.01%	.97%
Expenses net of all reductions	1.02% A	1.02%	1.04%	1.07%	1.00%	.96%
Net investment income (loss)	2.46% A	1.82%	1.21%	1.67%	1.46%	1.02%
Supplemental Data
Net assets, end of period (in millions)	$ 621	$ 634	$ 719	$ 831	$ 801	$ 1,618
Portfolio turnover rate G	52% A	89%	29%	76%	78%	44%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.50	$ 21.37	$ 20.54	$ 16.94	$ 31.01	$ 32.22
Income from Investment Operations
Net investment income (loss) E	.27	.38	.22	.25	.31	.25
Net realized and unrealized gain (loss)	.92	1.13	.82	3.63	(12.39)	1.44
Total from investment operations	1.19	1.51	1.04	3.88	(12.08)	1.69
Distributions from net investment income	(.22)	(.38)	(.21)	(.28)	(.31)	(.33)
Distributions from net realized gain	-	-	-	-	(1.68)	(2.57)
Total distributions	(.22)	(.38)	(.21)	(.28)	(1.99)	(2.90)
Net asset value, end of period	$ 23.47	$ 22.50	$ 21.37	$ 20.54	$ 16.94	$ 31.01
Total Return B, C, D	5.31%	7.02%	5.09%	23.35%	(41.49)%	5.60%
Ratios to Average Net Assets F, H
Expenses before reductions	1.22% A	1.22%	1.23%	1.28%	1.21%	1.18%
Expenses net of fee waivers, if any	1.22% A	1.22%	1.23%	1.28%	1.21%	1.18%
Expenses net of all reductions	1.21% A	1.21%	1.22%	1.27%	1.21%	1.18%
Net investment income (loss)	2.27% A	1.63%	1.03%	1.47%	1.25%	.81%
Supplemental Data
Net assets, end of period (in millions)	$ 827	$ 862	$ 1,108	$ 1,264	$ 1,286	$ 2,711
Portfolio turnover rate G	52% A	89%	29%	76%	78%	44%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.29	$ 21.16	$ 20.33	$ 16.77	$ 30.67	$ 31.89
Income from Investment Operations
Net investment income (loss) E	.20	.24	.09	.15	.17	.06
Net realized and unrealized gain (loss)	.91	1.12	.82	3.59	(12.26)	1.41
Total from investment operations	1.11	1.36	.91	3.74	(12.09)	1.47
Distributions from net investment income	(.15)	(.23)	(.08)	(.18)	(.13)	(.12)
Distributions from net realized gain	-	-	-	-	(1.68)	(2.57)
Total distributions	(.15)	(.23)	(.08)	(.18)	(1.81)	(2.69)
Net asset value, end of period	$ 23.25	$ 22.29	$ 21.16	$ 20.33	$ 16.77	$ 30.67
Total Return B, C, D	5.00%	6.43%	4.49%	22.59%	(41.80)%	4.95%
Ratios to Average Net Assets F, H
Expenses before reductions	1.81% A	1.81%	1.82%	1.84%	1.80%	1.79%
Expenses net of fee waivers, if any	1.81% A	1.81%	1.82%	1.84%	1.80%	1.79%
Expenses net of all reductions	1.80% A	1.80%	1.81%	1.84%	1.80%	1.79%
Net investment income (loss)	1.68% A	1.04%	.44%	.90%	.66%	.20%
Supplemental Data
Net assets, end of period (in millions)	$ 34	$ 42	$ 63	$ 88	$ 115	$ 314
Portfolio turnover rate G	52% A	89%	29%	76%	78%	44%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.27	$ 21.16	$ 20.34	$ 16.78	$ 30.70	$ 31.93
Income from Investment Operations
Net investment income (loss) E	.20	.25	.09	.16	.17	.08
Net realized and unrealized gain (loss)	.92	1.11	.82	3.59	(12.26)	1.42
Total from investment operations	1.12	1.36	.91	3.75	(12.09)	1.50
Distributions from net investment income	(.16)	(.25)	(.09)	(.19)	(.15)	(.16)
Distributions from net realized gain	-	-	-	-	(1.68)	(2.57)
Total distributions	(.16)	(.25)	(.09)	(.19)	(1.83)	(2.73)
Net asset value, end of period	$ 23.23	$ 22.27	$ 21.16	$ 20.34	$ 16.78	$ 30.70
Total Return B, C, D	5.04%	6.40%	4.50%	22.63%	(41.79)%	5.03%
Ratios to Average Net Assets F, H
Expenses before reductions	1.78% A	1.78%	1.80%	1.83%	1.77%	1.73%
Expenses net of fee waivers, if any	1.78% A	1.78%	1.80%	1.83%	1.77%	1.73%
Expenses net of all reductions	1.77% A	1.77%	1.79%	1.83%	1.77%	1.73%
Net investment income (loss)	1.71% A	1.06%	.46%	.91%	.70%	.26%
Supplemental Data
Net assets, end of period (in millions)	$ 134	$ 134	$ 149	$ 165	$ 170	$ 385
Portfolio turnover rate G	52% A	89%	29%	76%	78%	44%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.86	$ 21.70	$ 20.85	$ 17.20	$ 31.46	$ 32.64
Income from Investment Operations
Net investment income (loss) D	.34	.50	.32	.34	.44	.41
Net realized and unrealized gain (loss)	.93	1.14	.83	3.68	(12.57)	1.46
Total from investment operations	1.27	1.64	1.15	4.02	(12.13)	1.87
Distributions from net investment income	(.28)	(.48)	(.30)	(.37)	(.45)	(.48)
Distributions from net realized gain	-	-	-	-	(1.68)	(2.57)
Total distributions	(.28)	(.48)	(.30)	(.37)	(2.13)	(3.05)
Net asset value, end of period	$ 23.85	$ 22.86	$ 21.70	$ 20.85	$ 17.20	$ 31.46
Total Return B, C	5.57%	7.55%	5.56%	23.90%	(41.18)%	6.14%
Ratios to Average Net Assets E, G
Expenses before reductions	.73% A	.74%	.77%	.79%	.72%	.69%
Expenses net of fee waivers, if any	.73% A	.74%	.77%	.79%	.72%	.69%
Expenses net of all reductions	.73% A	.73%	.76%	.78%	.72%	.68%
Net investment income (loss)	2.76% A	2.10%	1.49%	1.96%	1.75%	1.30%
Supplemental Data
Net assets, end of period (in millions)	$ 357	$ 360	$ 464	$ 1,127	$ 1,249	$ 1,936
Portfolio turnover rate F	52% A	89%	29%	76%	78%	44%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, equity-debt classifications, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 155,918
Gross unrealized depreciation	(160,341)
Net unrealized appreciation (depreciation) on securities and other investments	$ (4,423)

Tax cost	$ 2,000,220

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (403,362)

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $530,136 and $680,281, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 818	$ 7
Class T	.25%	.25%	2,200	9
Class B	.75%	.25%	198	148
Class C	.75%	.25%	701	47
			$ 3,917	$ 211

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 62
Class T	19
Class B*	28
Class C*	4
$ 113

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 886.27
Class T	935.21
Class B	60.30
Class C	192.27
Institutional Class	428.23
	$ 2,501

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $12 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $291. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $63 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net investment income
Class A	$ 6,875	$ 13,065
Class T	8,183	17,415
Class B	264	526
Class C	939	1,562
Institutional Class	4,230	8,222
Total	$ 20,491	$ 40,790

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	1,887	4,188	$ 44,536	$ 97,031
Reinvestment of distributions	278	531	6,316	12,005
Shares redeemed	(3,883)	(10,247)	(91,483)	(238,795)
Net increase (decrease)	(1,718)	(5,528)	$ (40,631)	$ (129,759)
Class T
Shares sold	2,177	5,547	$ 52,133	$ 130,320
Reinvestment of distributions	341	731	7,849	16,748
Shares redeemed	(5,588)	(19,797)	(133,609)	(459,385)
Net increase (decrease)	(3,070)	(13,519)	$ (73,627)	$ (312,317)
Class B
Shares sold	18	67	$ 442	$ 1,568
Reinvestment of distributions	11	21	238	473
Shares redeemed	(431)	(1,179)	(10,254)	(27,544)
Net increase (decrease)	(402)	(1,091)	$ (9,574)	$ (25,503)
Class C
Shares sold	348	717	$ 8,272	$ 16,632
Reinvestment of distributions	36	61	822	1,375
Shares redeemed	(666)	(1,786)	(15,851)	(41,317)
Net increase (decrease)	(282)	(1,008)	$ (6,757)	$ (23,310)
Institutional Class
Shares sold	2,113	3,589	$ 50,744	$ 85,642
Reinvestment of distributions	170	329	3,981	7,669
Shares redeemed	(3,025)	(9,571)	(73,792)	(228,174)
Net increase (decrease)	(742)	(5,653)	$ (19,067)	$ (134,863)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

EPI-USAN-0712
1.786785.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Equity Income
Fund - Institutional Class

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	1.02%
Actual		$ 1,000.00	$ 1,054.10	$ 5.24
HypotheticalA		$ 1,000.00	$ 1,019.90	$ 5.15
Class T	1.22%
Actual		$ 1,000.00	$ 1,053.10	$ 6.26
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.16
Class B	1.81%
Actual		$ 1,000.00	$ 1,050.00	$ 9.28
HypotheticalA		$ 1,000.00	$ 1,015.95	$ 9.12
Class C	1.78%
Actual		$ 1,000.00	$ 1,050.40	$ 9.12
HypotheticalA		$ 1,000.00	$ 1,016.10	$ 8.97
Institutional Class	.73%
Actual		$ 1,000.00	$ 1,055.70	$ 3.75
HypotheticalA		$ 1,000.00	$ 1,021.35	$ 3.69

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	3.9	4.2
JPMorgan Chase & Co.	3.4	3.2
Wells Fargo & Co.	3.0	3.3
Pfizer, Inc.	3.0	3.1
Comcast Corp. Class A	2.8	1.5
Procter & Gamble Co.	2.8	2.6
Merck & Co., Inc.	2.3	2.2
Johnson & Johnson	2.1	1.4
General Electric Co.	2.1	2.0
AT&T, Inc.	2.1	2.0
	27.5
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.1	20.8
Health Care	15.4	13.5
Energy	12.2	12.0
Consumer Staples	11.5	11.3
Information Technology	9.7	11.4
Asset Allocation (% of fund's net assets)
As of May 31, 2012*		As of November 30, 2011**
	Stocks 93.9%		Stocks and Investment Companies 94.9%
	Bonds 0.7%		Bonds 0.5%
	Convertible Securities 3.8%		Convertible Securities 3.7%
	Other Investments 0.2%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.4%		Short-Term Investments and Net Other Assets (Liabilities) 0.8%
* Foreign investments	14.1%	** Foreign investments	18.8%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.0%
Autoliv, Inc.	24	$ 1
Distributors - 0.2%
Li & Fung Ltd.	1,684,000	3,090
Hotels, Restaurants & Leisure - 1.0%
Arcos Dorados Holdings, Inc.	64,900	877
McDonald's Corp.	213,190	19,046
		19,923
Household Durables - 0.6%
KB Home	213,918	1,551
Lennar Corp. Class A	177,100	4,833
PulteGroup, Inc. (a)	496,257	4,645
		11,029
Leisure Equipment & Products - 0.3%
Hasbro, Inc.	192,234	6,809
Media - 4.4%
Comcast Corp. Class A	1,888,590	54,599
The Walt Disney Co.	119,930	5,482
Time Warner, Inc.	765,209	26,377
		86,458
Multiline Retail - 1.5%
Target Corp.	513,867	29,758
Specialty Retail - 0.3%
Destination Maternity Corp.	16,104	314
Lowe's Companies, Inc.	242,900	6,490
		6,804
TOTAL CONSUMER DISCRETIONARY		163,872
CONSUMER STAPLES - 11.2%
Beverages - 2.3%
Anheuser-Busch InBev SA NV	69,597	4,709
Beam, Inc.	32,065	1,942
PepsiCo, Inc.	385,865	26,181
The Coca-Cola Co.	175,444	13,111
		45,943
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	47	2
Safeway, Inc. (d)	378,838	7,205
Sysco Corp.	229,300	6,400
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	303,650	$ 19,986
Walgreen Co.	221,923	6,773
		40,366
Food Products - 0.5%
Kellogg Co.	216,818	10,576
Household Products - 3.9%
Kimberly-Clark Corp.	229,805	18,235
Procter & Gamble Co.	863,547	53,790
Reckitt Benckiser Group PLC	77,199	4,108
		76,133
Tobacco - 2.4%
Altria Group, Inc.	583,719	18,790
British American Tobacco PLC sponsored ADR	144,200	13,566
Lorillard, Inc.	45,518	5,626
Philip Morris International, Inc.	119,907	10,133
		48,115
TOTAL CONSUMER STAPLES		221,133
ENERGY - 11.5%
Energy Equipment & Services - 1.4%
BW Offshore Ltd.	2,021,000	2,266
Diamond Offshore Drilling, Inc.	32,600	1,897
Exterran Partners LP	143,037	2,822
Halliburton Co.	279,300	8,396
National Oilwell Varco, Inc.	51,905	3,465
Noble Corp.	182,417	5,704
Trinidad Drilling Ltd.	438,900	2,422
		26,972
Oil, Gas & Consumable Fuels - 10.1%
Apache Corp.	112,249	9,135
ARC Resources Ltd. (d)	71,100	1,424
BP PLC sponsored ADR	290,487	10,591
Buckeye Partners LP	66,850	3,177
Canadian Natural Resources Ltd.	127,800	3,670
Chevron Corp.	786,269	77,299
Exxon Mobil Corp.	337,272	26,520
Holly Energy Partners LP	37,117	2,100
HollyFrontier Corp.	91,200	2,689
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Inergy LP	64,582	$ 1,106
Inergy Midstream LP	82,400	1,718
Legacy Reserves LP	138,299	3,416
Markwest Energy Partners LP	59,000	2,828
Penn West Petroleum Ltd. (d)	444,800	5,934
Pioneer Southwest Energy Partners LP	52,298	1,343
Royal Dutch Shell PLC Class A sponsored ADR	518,600	32,247
Suncor Energy, Inc.	187,800	5,097
Williams Companies, Inc.	322,975	9,860
		200,154
TOTAL ENERGY		227,126
FINANCIALS - 18.1%
Capital Markets - 2.5%
Apollo Investment Corp.	91,330	679
Ashmore Group PLC	828,925	4,349
BlackRock, Inc. Class A	22,100	3,775
Charles Schwab Corp.	706,234	8,800
FXCM, Inc. Class A	100,400	1,032
Goldman Sachs Group, Inc.	42,319	4,050
KKR & Co. LP	647,957	7,613
Manning & Napier, Inc.	162,400	2,256
Morgan Stanley	654,802	8,748
The Blackstone Group LP	606,839	7,306
		48,608
Commercial Banks - 5.3%
BB&T Corp.	170,992	5,167
Comerica, Inc.	122,480	3,726
First Niagara Financial Group, Inc.	233,159	1,882
M&T Bank Corp.	100,507	8,173
Standard Chartered PLC (United Kingdom)	143,030	2,896
SunTrust Banks, Inc.	318,301	7,295
U.S. Bancorp	486,000	15,119
Wells Fargo & Co.	1,884,965	60,413
		104,671
Diversified Financial Services - 4.2%
JPMorgan Chase & Co.	2,001,783	66,359
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
KKR Financial Holdings LLC	1,178,836	$ 9,890
New Academy Holding Co. LLC unit (g)(h)	52,800	6,023
		82,272
Insurance - 4.1%
ACE Ltd.	206,900	14,965
AFLAC, Inc.	165,900	6,649
Berkshire Hathaway, Inc. Class B (a)	126,985	10,078
Fidelity National Financial, Inc. Class A	223,614	4,213
Hanover Insurance Group, Inc.	102,674	4,005
MetLife, Inc.	774,722	22,630
MetLife, Inc. unit (a)	55,900	3,267
The Chubb Corp.	109,600	7,899
Validus Holdings Ltd.	219,013	6,873
		80,579
Real Estate Investment Trusts - 2.0%
American Capital Agency Corp.	190,912	6,237
Annaly Capital Management, Inc.	327,600	5,445
Digital Realty Trust, Inc. (d)	44,500	3,149
Highwoods Properties, Inc. (SBI)	58,062	1,873
Lexington Corporate Properties Trust	113,735	945
Omega Healthcare Investors, Inc.	190,600	4,024
Rayonier, Inc.	87,142	3,744
Two Harbors Investment Corp.	500,815	5,178
Ventas, Inc.	141,585	8,328
		38,923
Real Estate Management & Development - 0.0%
Beazer Pre-Owned Rental Homes, Inc. (h)	55,200	1,104
TOTAL FINANCIALS		356,157
HEALTH CARE - 15.0%
Biotechnology - 1.2%
Amgen, Inc.	275,675	19,165
PDL BioPharma, Inc. (d)	825,900	5,360
		24,525
Health Care Equipment & Supplies - 0.7%
Covidien PLC	186,700	9,667
St. Jude Medical, Inc.	99,262	3,814
		13,481
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 2.2%
Aetna, Inc.	113,700	$ 4,649
Brookdale Senior Living, Inc. (a)	405,472	6,686
McKesson Corp.	22,610	1,973
WellPoint, Inc.	431,900	29,106
		42,414
Pharmaceuticals - 10.9%
Abbott Laboratories	324,900	20,076
AstraZeneca PLC sponsored ADR	126,300	5,104
Eli Lilly & Co.	403,903	16,540
GlaxoSmithKline PLC	420,877	9,326
Johnson & Johnson	661,618	41,305
Merck & Co., Inc.	1,200,891	45,129
Pfizer, Inc.	2,738,479	59,891
Sanofi SA (d)	168,876	11,503
Teva Pharmaceutical Industries Ltd. sponsored ADR	180,598	7,078
		215,952
TOTAL HEALTH CARE		296,372
INDUSTRIALS - 8.7%
Aerospace & Defense - 2.3%
Lockheed Martin Corp.	110,500	9,149
Raytheon Co.	231,913	11,670
Rockwell Collins, Inc.	76,069	3,832
The Boeing Co.	54,172	3,771
United Technologies Corp.	217,407	16,112
		44,534
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	87,700	5,109
United Parcel Service, Inc. Class B	287,390	21,537
		26,646
Building Products - 0.1%
Lennox International, Inc.	31,000	1,330
Commercial Services & Supplies - 1.1%
Intrum Justitia AB	245,798	3,435
Republic Services, Inc.	643,015	16,950
Steelcase, Inc. Class A	135,490	1,188
		21,573
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 2.1%
General Electric Co.	2,163,219	$ 41,296
Machinery - 1.1%
Briggs & Stratton Corp. (d)	277,552	4,691
Douglas Dynamics, Inc.	180,650	2,309
Harsco Corp.	47,600	957
Illinois Tool Works, Inc.	64,866	3,642
Ingersoll-Rand PLC	186,300	7,696
Stanley Black & Decker, Inc.	25,719	1,704
		20,999
Professional Services - 0.2%
Michael Page International PLC	911,118	5,013
Road & Rail - 0.5%
Union Pacific Corp.	90,938	10,130
TOTAL INDUSTRIALS		171,521
INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 1.0%
Cisco Systems, Inc.	1,248,971	20,396
Computers & Peripherals - 1.6%
Apple, Inc. (a)	24,655	14,244
Hewlett-Packard Co.	749,114	16,990
		31,234
Electronic Equipment & Components - 0.4%
Arrow Electronics, Inc. (a)	74,704	2,533
Domino Printing Sciences PLC	138,075	1,196
TE Connectivity Ltd.	130,053	4,086
		7,815
Internet Software & Services - 0.2%
VeriSign, Inc.	115,400	4,412
IT Services - 3.8%
Accenture PLC Class A	193,196	11,031
Cognizant Technology Solutions Corp. Class A (a)	153,669	8,951
Fidelity National Information Services, Inc.	37,771	1,238
Paychex, Inc.	1,293,767	38,774
Visa, Inc. Class A	131,085	15,101
		75,095
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.	528,400	5,458
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Epistar Corp.	837,000	$ 1,852
KLA-Tencor Corp.	140,943	6,459
MKS Instruments, Inc.	2,400	63
Siliconware Precision Industries Co. Ltd. sponsored ADR	915,233	4,778
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	618,100	8,487
		27,097
Software - 0.4%
BMC Software, Inc. (a)	84,300	3,568
CA, Inc.	197,181	4,904
		8,472
TOTAL INFORMATION TECHNOLOGY		174,521
MATERIALS - 0.7%
Chemicals - 0.4%
PetroLogistics LP	23,900	335
PPG Industries, Inc.	68,064	7,041
		7,376
Metals & Mining - 0.3%
ArcelorMittal SA Class A unit (d)	129,897	1,804
Commercial Metals Co.	222,400	2,598
Nucor Corp.	70,400	2,518
		6,920
TOTAL MATERIALS		14,296
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 3.9%
AT&T, Inc.	1,199,769	40,996
CenturyLink, Inc.	129,838	5,092
Koninklijke KPN NV (d)	438,636	4,148
Verizon Communications, Inc.	618,528	25,756
		75,992
Wireless Telecommunication Services - 1.1%
Vodafone Group PLC	8,334,934	22,229
TOTAL TELECOMMUNICATION SERVICES		98,221
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 5.7%
Electric Utilities - 4.0%
Duke Energy Corp.	839,543	$ 18,453
El Paso Electric Co.	102,476	3,145
FirstEnergy Corp.	224,787	10,518
NextEra Energy, Inc.	206,020	13,461
PPL Corp.	726,717	19,890
Southern Co.	280,990	12,900
		78,367
Multi-Utilities - 1.7%
Alliant Energy Corp.	70,258	3,070
CMS Energy Corp.	84,100	1,960
National Grid PLC	1,150,200	11,536
PG&E Corp.	188,707	8,246
Sempra Energy	155,647	10,119
		34,931
TOTAL UTILITIES		113,298
TOTAL COMMON STOCKS (Cost $1,817,443)		1,836,517
Preferred Stocks - 2.2%

Convertible Preferred Stocks - 1.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
General Motors Co. 4.75%	96,300	3,536
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	2,400	2,395
TOTAL CONSUMER DISCRETIONARY		5,931
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ATP Oil & Gas Corp. Series B, 8.00%	5,100	170
FINANCIALS - 0.4%
Commercial Banks - 0.3%
Huntington Bancshares, Inc. 8.50%	5,200	6,027
Diversified Financial Services - 0.0%
Citigroup, Inc. 7.50%	9,700	816
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.1%
Health Care REIT, Inc. Series I, 6.50%	33,300	$ 1,786
TOTAL FINANCIALS		8,629
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	15,730	3,205
Health Care Providers & Services - 0.1%
HealthSouth Corp. Series A 6.50%	3,000	2,909
TOTAL HEALTH CARE		6,114
INDUSTRIALS - 0.1%
Professional Services - 0.1%
Nielsen Holdings B.V. 6.25%	35,500	1,919
MATERIALS - 0.1%
Metals & Mining - 0.1%
AngloGold Ashanti Holdings Finance PLC 6.00%	24,900	1,053
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	52,500	2,748
TOTAL CONVERTIBLE PREFERRED STOCKS		26,564
Nonconvertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Porsche Automobil Holding SE (Germany)	71,293	3,673
Volkswagen AG	57,411	9,212
		12,885
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
FINANCIALS - 0.2%
Consumer Finance - 0.2%
Ally Financial, Inc. 7.00% (e)	5,042	$ 4,286
TOTAL NONCONVERTIBLE PREFERRED STOCKS		17,171
TOTAL PREFERRED STOCKS (Cost $46,586)		43,735
Corporate Bonds - 3.2%
	Principal Amount (000s)
Convertible Bonds - 2.5%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Gaylord Entertainment Co. 3.75% 10/1/14 (e)	$ 850	1,255
ENERGY - 0.5%
Energy Equipment & Services - 0.2%
Transocean, Inc. Series C, 1.5% 12/15/37	2,940	2,922
Oil, Gas & Consumable Fuels - 0.3%
Amyris, Inc. 3% 2/27/17 (h)	516	361
Massey Energy Co. 3.25% 8/1/15	1,950	1,643
Peabody Energy Corp. 4.75% 12/15/66	1,430	1,239
Western Refining, Inc. 5.75% 6/15/14	1,670	3,229
		6,472
TOTAL ENERGY		9,394
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)	3,390	1,377
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 3.875% 8/1/17	1,600	1,844
INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.2%
Covanta Holding Corp. 3.25% 6/1/14	4,250	4,702
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.1%
MasTec, Inc.:
4% 6/15/14	$ 990	$ 1,250
4.25% 12/15/14	500	648
		1,898
TOTAL INDUSTRIALS		6,600
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.2%
InterDigital, Inc. 2.5% 3/15/16	3,580	3,437
Computers & Peripherals - 0.1%
SanDisk Corp. 1.5% 8/15/17	2,570	2,559
Internet Software & Services - 0.1%
VeriSign, Inc. 3.25% 8/15/37	1,690	2,136
IT Services - 0.1%
CACI International, Inc. 2.125% 5/1/14	1,670	1,712
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc.:
1.875% 8/1/31 (e)	1,800	1,546
3.125% 5/1/32 (e)	250	221
		1,767
Software - 0.3%
Nuance Communications, Inc. 2.75% 11/1/31 (e)	5,310	5,525
TOTAL INFORMATION TECHNOLOGY		17,136
MATERIALS - 0.2%
Metals & Mining - 0.2%
Goldcorp, Inc. 2% 8/1/14	1,740	1,955
Newmont Mining Corp. 1.25% 7/15/14	2,060	2,565
		4,520
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (e)	4,130	2,416
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
UTILITIES - 0.2%
Multi-Utilities - 0.2%
CMS Energy Corp. 5.5% 6/15/29	$ 2,370	$ 4,011
TOTAL CONVERTIBLE BONDS		48,553
Nonconvertible Bonds - 0.7%
CONSUMER DISCRETIONARY - 0.0%
Multiline Retail - 0.0%
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	1,175	811
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Rite Aid Corp. 9.5% 6/15/17	4,070	3,917
Tops Markets LLC 10.125% 10/15/15	865	926
		4,843
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Western Refining, Inc. 11.25% 6/15/17 (e)	1,360	1,537
FINANCIALS - 0.2%
Consumer Finance - 0.0%
General Motors Acceptance Corp. 8% 11/1/31	735	821
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc. 5.625% 2/15/13	4,000	3,620
TOTAL FINANCIALS		4,441
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
AbitibiBowater, Inc. 10.25% 10/15/18	2,341	2,651
TOTAL NONCONVERTIBLE BONDS		14,283
TOTAL CORPORATE BONDS (Cost $66,383)		62,836
Floating Rate Loans - 0.2%
	Principal Amount (000s)	Value (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (f)	$ 1,955	$ 1,904
FINANCIALS - 0.1%
Insurance - 0.1%
Asurion Corp. Tranche 2nd LN, term loan 9% 5/24/19 (f)	2,059	2,064
TOTAL FLOATING RATE LOANS (Cost $3,996)		3,968
Money Market Funds - 2.5%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	27,555,484	27,555
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	21,185,725	21,186
TOTAL MONEY MARKET FUNDS (Cost $48,741)		48,741
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,983,149)		1,995,797
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(22,345)
NET ASSETS - 100%		$ 1,973,452
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,163,000 or 0.9% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,488,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 3% 2/27/17	2/27/12	$ 516
Beazer Pre-Owned Rental Homes, Inc.	5/3/12	$ 1,104
New Academy Holding Co. LLC unit	8/1/11	$ 5,565
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 31
Fidelity Securities Lending Cash Central Fund	291
Total	$ 322
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 182,688	$ 167,408	$ 15,280	$ -
Consumer Staples	221,133	212,316	8,817	-
Energy	227,296	224,860	2,436	-
Financials	369,072	345,361	16,584	7,127
Health Care	302,486	278,748	23,738	-
Industrials	173,440	163,073	10,367	-
Information Technology	174,521	173,325	1,196	-
Materials	15,349	15,349	-	-
Telecommunication Services	98,221	71,844	26,377	-
Utilities	116,046	104,510	11,536	-
Corporate Bonds	62,836	-	62,475	361
Floating Rate Loans	3,968	-	3,968	-
Money Market Funds	48,741	48,741	-	-
Total Investments in Securities:	$ 1,995,797	$ 1,805,535	$ 182,774	$ 7,488
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 5,301
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	567
Cost of Purchases	1,620
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 7,488
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ 567

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	85.9%
United Kingdom	6.0%
Ireland	1.4%
Switzerland	1.3%
Canada	1.1%
Others (Individually Less Than 1%)	4.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,328) - See accompanying schedule: Unaffiliated issuers (cost $1,934,408)	$ 1,947,056
Fidelity Central Funds (cost $48,741)	48,741
Total Investments (cost $1,983,149)		$ 1,995,797
Cash		389
Foreign currency held at value (cost $6)		6
Receivable for investments sold		545
Receivable for fund shares sold		673
Dividends receivable		6,452
Interest receivable		1,042
Distributions receivable from Fidelity Central Funds		111
Prepaid expenses		1
Other receivables		118
Total assets		2,005,134

Liabilities
Payable for investments purchased	$ 5,375
Payable for fund shares redeemed	3,115
Accrued management fee	773
Distribution and service plan fees payable	632
Other affiliated payables	465
Other payables and accrued expenses	136
Collateral on securities loaned, at value	21,186
Total liabilities		31,682

Net Assets		$ 1,973,452
Net Assets consist of:
Paid in capital		$ 2,345,548
Undistributed net investment income		11,727
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(396,439)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,616
Net Assets		$ 1,973,452

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($621,242 ÷ 26,863 shares)	$ 23.13

Maximum offering price per share (100/94.25 of $23.13)	$ 24.54
Class T: Net Asset Value and redemption price per share ($827,043 ÷ 35,236 shares)	$ 23.47

Maximum offering price per share (100/96.50 of $23.47)	$ 24.32
Class B: Net Asset Value and offering price per share ($34,112 ÷ 1,467 shares)A	$ 23.25

Class C: Net Asset Value and offering price per share ($133,650 ÷ 5,754 shares)A	$ 23.23

Institutional Class: Net Asset Value, offering price and redemption price per share ($357,405 ÷ 14,985 shares)	$ 23.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 34,016
Interest		2,012
Income from Fidelity Central Funds		322
Total income		36,350

Expenses
Management fee	$ 4,780
Transfer agent fees	2,501
Distribution and service plan fees	3,917
Accounting and security lending fees	319
Custodian fees and expenses	32
Independent trustees' compensation	7
Registration fees	63
Audit	35
Legal	4
Miscellaneous	11
Total expenses before reductions	11,669
Expense reductions	(63)	11,606
Net investment income (loss)		24,744
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,356
Foreign currency transactions	(14)
Total net realized gain (loss)		32,342
Change in net unrealized appreciation (depreciation) on: Investment securities	55,201
Assets and liabilities in foreign currencies	(24)
Total change in net unrealized appreciation (depreciation)		55,177
Net gain (loss)		87,519
Net increase (decrease) in net assets resulting from operations		$ 112,263

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,744	$ 41,286
Net realized gain (loss)	32,342	355,857
Change in net unrealized appreciation (depreciation)	55,177	(201,222)
Net increase (decrease) in net assets resulting from operations	112,263	195,921
Distributions to shareholders from net investment income	(20,491)	(40,790)
Share transactions - net increase (decrease)	(149,656)	(625,752)
Total increase (decrease) in net assets	(57,884)	(470,621)

Net Assets
Beginning of period	2,031,336	2,501,957
End of period (including undistributed net investment income of $11,727 and undistributed net investment income of $8,045, respectively)	$ 1,973,452	$ 2,031,336

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.18	$ 21.07	$ 20.26	$ 16.72	$ 30.63	$ 31.82
Income from Investment Operations
Net investment income (loss) E	.29	.42	.25	.28	.36	.32
Net realized and unrealized gain (loss)	.91	1.11	.81	3.58	(12.22)	1.41
Total from investment operations	1.20	1.53	1.06	3.86	(11.86)	1.73
Distributions from net investment income	(.25)	(.42)	(.25)	(.32)	(.37)	(.35)
Distributions from net realized gain	-	-	-	-	(1.68)	(2.57)
Total distributions	(.25)	(.42)	(.25)	(.32)	(2.05)	(2.92)
Net asset value, end of period	$ 23.13	$ 22.18	$ 21.07	$ 20.26	$ 16.72	$ 30.63
Total Return B, C, D	5.41%	7.25%	5.26%	23.58%	(41.34)%	5.82%
Ratios to Average Net Assets F, H
Expenses before reductions	1.02% A	1.03%	1.04%	1.07%	1.01%	.97%
Expenses net of fee waivers, if any	1.02% A	1.03%	1.04%	1.07%	1.01%	.97%
Expenses net of all reductions	1.02% A	1.02%	1.04%	1.07%	1.00%	.96%
Net investment income (loss)	2.46% A	1.82%	1.21%	1.67%	1.46%	1.02%
Supplemental Data
Net assets, end of period (in millions)	$ 621	$ 634	$ 719	$ 831	$ 801	$ 1,618
Portfolio turnover rate G	52% A	89%	29%	76%	78%	44%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.50	$ 21.37	$ 20.54	$ 16.94	$ 31.01	$ 32.22
Income from Investment Operations
Net investment income (loss) E	.27	.38	.22	.25	.31	.25
Net realized and unrealized gain (loss)	.92	1.13	.82	3.63	(12.39)	1.44
Total from investment operations	1.19	1.51	1.04	3.88	(12.08)	1.69
Distributions from net investment income	(.22)	(.38)	(.21)	(.28)	(.31)	(.33)
Distributions from net realized gain	-	-	-	-	(1.68)	(2.57)
Total distributions	(.22)	(.38)	(.21)	(.28)	(1.99)	(2.90)
Net asset value, end of period	$ 23.47	$ 22.50	$ 21.37	$ 20.54	$ 16.94	$ 31.01
Total Return B, C, D	5.31%	7.02%	5.09%	23.35%	(41.49)%	5.60%
Ratios to Average Net Assets F, H
Expenses before reductions	1.22% A	1.22%	1.23%	1.28%	1.21%	1.18%
Expenses net of fee waivers, if any	1.22% A	1.22%	1.23%	1.28%	1.21%	1.18%
Expenses net of all reductions	1.21% A	1.21%	1.22%	1.27%	1.21%	1.18%
Net investment income (loss)	2.27% A	1.63%	1.03%	1.47%	1.25%	.81%
Supplemental Data
Net assets, end of period (in millions)	$ 827	$ 862	$ 1,108	$ 1,264	$ 1,286	$ 2,711
Portfolio turnover rate G	52% A	89%	29%	76%	78%	44%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.29	$ 21.16	$ 20.33	$ 16.77	$ 30.67	$ 31.89
Income from Investment Operations
Net investment income (loss) E	.20	.24	.09	.15	.17	.06
Net realized and unrealized gain (loss)	.91	1.12	.82	3.59	(12.26)	1.41
Total from investment operations	1.11	1.36	.91	3.74	(12.09)	1.47
Distributions from net investment income	(.15)	(.23)	(.08)	(.18)	(.13)	(.12)
Distributions from net realized gain	-	-	-	-	(1.68)	(2.57)
Total distributions	(.15)	(.23)	(.08)	(.18)	(1.81)	(2.69)
Net asset value, end of period	$ 23.25	$ 22.29	$ 21.16	$ 20.33	$ 16.77	$ 30.67
Total Return B, C, D	5.00%	6.43%	4.49%	22.59%	(41.80)%	4.95%
Ratios to Average Net Assets F, H
Expenses before reductions	1.81% A	1.81%	1.82%	1.84%	1.80%	1.79%
Expenses net of fee waivers, if any	1.81% A	1.81%	1.82%	1.84%	1.80%	1.79%
Expenses net of all reductions	1.80% A	1.80%	1.81%	1.84%	1.80%	1.79%
Net investment income (loss)	1.68% A	1.04%	.44%	.90%	.66%	.20%
Supplemental Data
Net assets, end of period (in millions)	$ 34	$ 42	$ 63	$ 88	$ 115	$ 314
Portfolio turnover rate G	52% A	89%	29%	76%	78%	44%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.27	$ 21.16	$ 20.34	$ 16.78	$ 30.70	$ 31.93
Income from Investment Operations
Net investment income (loss) E	.20	.25	.09	.16	.17	.08
Net realized and unrealized gain (loss)	.92	1.11	.82	3.59	(12.26)	1.42
Total from investment operations	1.12	1.36	.91	3.75	(12.09)	1.50
Distributions from net investment income	(.16)	(.25)	(.09)	(.19)	(.15)	(.16)
Distributions from net realized gain	-	-	-	-	(1.68)	(2.57)
Total distributions	(.16)	(.25)	(.09)	(.19)	(1.83)	(2.73)
Net asset value, end of period	$ 23.23	$ 22.27	$ 21.16	$ 20.34	$ 16.78	$ 30.70
Total Return B, C, D	5.04%	6.40%	4.50%	22.63%	(41.79)%	5.03%
Ratios to Average Net Assets F, H
Expenses before reductions	1.78% A	1.78%	1.80%	1.83%	1.77%	1.73%
Expenses net of fee waivers, if any	1.78% A	1.78%	1.80%	1.83%	1.77%	1.73%
Expenses net of all reductions	1.77% A	1.77%	1.79%	1.83%	1.77%	1.73%
Net investment income (loss)	1.71% A	1.06%	.46%	.91%	.70%	.26%
Supplemental Data
Net assets, end of period (in millions)	$ 134	$ 134	$ 149	$ 165	$ 170	$ 385
Portfolio turnover rate G	52% A	89%	29%	76%	78%	44%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.86	$ 21.70	$ 20.85	$ 17.20	$ 31.46	$ 32.64
Income from Investment Operations
Net investment income (loss) D	.34	.50	.32	.34	.44	.41
Net realized and unrealized gain (loss)	.93	1.14	.83	3.68	(12.57)	1.46
Total from investment operations	1.27	1.64	1.15	4.02	(12.13)	1.87
Distributions from net investment income	(.28)	(.48)	(.30)	(.37)	(.45)	(.48)
Distributions from net realized gain	-	-	-	-	(1.68)	(2.57)
Total distributions	(.28)	(.48)	(.30)	(.37)	(2.13)	(3.05)
Net asset value, end of period	$ 23.85	$ 22.86	$ 21.70	$ 20.85	$ 17.20	$ 31.46
Total Return B, C	5.57%	7.55%	5.56%	23.90%	(41.18)%	6.14%
Ratios to Average Net Assets E, G
Expenses before reductions	.73% A	.74%	.77%	.79%	.72%	.69%
Expenses net of fee waivers, if any	.73% A	.74%	.77%	.79%	.72%	.69%
Expenses net of all reductions	.73% A	.73%	.76%	.78%	.72%	.68%
Net investment income (loss)	2.76% A	2.10%	1.49%	1.96%	1.75%	1.30%
Supplemental Data
Net assets, end of period (in millions)	$ 357	$ 360	$ 464	$ 1,127	$ 1,249	$ 1,936
Portfolio turnover rate F	52% A	89%	29%	76%	78%	44%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

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3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, equity-debt classifications, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 155,918
Gross unrealized depreciation	(160,341)
Net unrealized appreciation (depreciation) on securities and other investments	$ (4,423)

Tax cost	$ 2,000,220

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (403,362)

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $530,136 and $680,281, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 818	$ 7
Class T	.25%	.25%	2,200	9
Class B	.75%	.25%	198	148
Class C	.75%	.25%	701	47
			$ 3,917	$ 211

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 62
Class T	19
Class B*	28
Class C*	4
$ 113

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 886.27
Class T	935.21
Class B	60.30
Class C	192.27
Institutional Class	428.23
	$ 2,501

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $12 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $291. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $63 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net investment income
Class A	$ 6,875	$ 13,065
Class T	8,183	17,415
Class B	264	526
Class C	939	1,562
Institutional Class	4,230	8,222
Total	$ 20,491	$ 40,790

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	1,887	4,188	$ 44,536	$ 97,031
Reinvestment of distributions	278	531	6,316	12,005
Shares redeemed	(3,883)	(10,247)	(91,483)	(238,795)
Net increase (decrease)	(1,718)	(5,528)	$ (40,631)	$ (129,759)
Class T
Shares sold	2,177	5,547	$ 52,133	$ 130,320
Reinvestment of distributions	341	731	7,849	16,748
Shares redeemed	(5,588)	(19,797)	(133,609)	(459,385)
Net increase (decrease)	(3,070)	(13,519)	$ (73,627)	$ (312,317)
Class B
Shares sold	18	67	$ 442	$ 1,568
Reinvestment of distributions	11	21	238	473
Shares redeemed	(431)	(1,179)	(10,254)	(27,544)
Net increase (decrease)	(402)	(1,091)	$ (9,574)	$ (25,503)
Class C
Shares sold	348	717	$ 8,272	$ 16,632
Reinvestment of distributions	36	61	822	1,375
Shares redeemed	(666)	(1,786)	(15,851)	(41,317)
Net increase (decrease)	(282)	(1,008)	$ (6,757)	$ (23,310)
Institutional Class
Shares sold	2,113	3,589	$ 50,744	$ 85,642
Reinvestment of distributions	170	329	3,981	7,669
Shares redeemed	(3,025)	(9,571)	(73,792)	(228,174)
Net increase (decrease)	(742)	(5,653)	$ (19,067)	$ (134,863)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

EPII-USAN-0712
1.786786.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Equity Value

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	1.25%
Actual		$ 1,000.00	$ 1,058.70	$ 6.43
HypotheticalA		$ 1,000.00	$ 1,018.75	$ 6.31
Class T	1.50%
Actual		$ 1,000.00	$ 1,057.70	$ 7.72
HypotheticalA		$ 1,000.00	$ 1,017.50	$ 7.57
Class B	2.00%
Actual		$ 1,000.00	$ 1,054.60	$ 10.27
HypotheticalA		$ 1,000.00	$ 1,015.00	$ 10.08
Class C	2.00%
Actual		$ 1,000.00	$ 1,055.00	$ 10.28
HypotheticalA		$ 1,000.00	$ 1,015.00	$ 10.08
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,060.10	$ 5.15
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	3.7	0.7
Chevron Corp.	3.6	3.0
Wells Fargo & Co.	2.8	2.5
U.S. Bancorp	2.2	1.9
JPMorgan Chase & Co.	2.2	2.6
Exxon Mobil Corp.	2.2	2.4
Comcast Corp. Class A	2.1	1.0
Merck & Co., Inc.	2.0	1.9
Cisco Systems, Inc.	1.7	1.7
UnitedHealth Group, Inc.	1.7	0.9
	24.2
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.6	22.7
Health Care	15.5	12.3
Information Technology	11.7	9.9
Consumer Discretionary	11.6	10.0
Consumer Staples	10.9	8.8
Asset Allocation (% of fund's net assets)
As of May 31, 2012 *		As of November 30, 2011 **
	Stocks 96.1%		Stocks 98.9%
	Convertible Securities 0.2%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 3.7%		Short-Term Investments and Net Other Assets (Liabilities) 1.1%
* Foreign investments	12.7%	** Foreign investments	10.1%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Diversified Consumer Services - 0.5%
Steiner Leisure Ltd. (a)	7,100	$ 325,393
Media - 6.8%
Comcast Corp. Class A	47,250	1,365,998
John Wiley & Sons, Inc. Class A	12,815	583,083
McGraw-Hill Companies, Inc.	9,000	390,420
The Walt Disney Co.	12,895	589,430
Time Warner Cable, Inc.	10,757	811,078
Viacom, Inc. Class B (non-vtg.)	13,900	663,447
		4,403,456
Multiline Retail - 1.9%
Kohl's Corp.	10,500	481,110
Target Corp.	13,100	758,621
		1,239,731
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	11,600	846,104
Best Buy Co., Inc.	15,200	284,544
Staples, Inc.	29,713	390,429
		1,521,077
TOTAL CONSUMER DISCRETIONARY		7,489,657
CONSUMER STAPLES - 10.9%
Beverages - 1.4%
Anheuser-Busch InBev SA NV ADR	5,500	372,350
PepsiCo, Inc.	3,400	230,690
SABMiller PLC	8,900	328,927
		931,967
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	23,600	1,060,584
Walgreen Co.	15,200	463,904
		1,524,488
Food Products - 1.4%
The J.M. Smucker Co.	3,100	237,336
Unilever NV (NY Reg.)	20,700	649,152
		886,488
Household Products - 4.2%
Colgate-Palmolive Co.	7,500	737,250
Kimberly-Clark Corp.	5,300	420,555
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Procter & Gamble Co.	15,042	$ 936,966
Reckitt Benckiser Group PLC	11,800	627,933
		2,722,704
Tobacco - 1.5%
British American Tobacco PLC sponsored ADR	6,700	630,336
Lorillard, Inc.	2,600	321,360
		951,696
TOTAL CONSUMER STAPLES		7,017,343
ENERGY - 9.3%
Energy Equipment & Services - 1.4%
National Oilwell Varco, Inc.	8,900	594,075
Transocean Ltd. (United States)	7,565	308,879
		902,954
Oil, Gas & Consumable Fuels - 7.9%
BP PLC sponsored ADR	15,100	550,546
Chevron Corp.	23,697	2,329,652
Exxon Mobil Corp.	18,300	1,438,929
Royal Dutch Shell PLC Class A sponsored ADR	9,357	581,818
Scorpio Tankers, Inc. (a)	40,200	224,718
		5,125,663
TOTAL ENERGY		6,028,617
FINANCIALS - 22.6%
Capital Markets - 2.7%
Bank of New York Mellon Corp.	37,200	757,392
Goldman Sachs Group, Inc.	1,994	190,826
State Street Corp.	18,900	778,869
		1,727,087
Commercial Banks - 6.5%
CIT Group, Inc. (a)	7,000	239,330
PNC Financial Services Group, Inc.	11,400	700,188
U.S. Bancorp	46,966	1,461,112
Wells Fargo & Co.	55,675	1,784,384
		4,185,014
Consumer Finance - 1.1%
Capital One Financial Corp.	13,700	703,769
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 2.5%
JPMorgan Chase & Co.	43,695	$ 1,448,489
Moody's Corp.	5,035	184,231
		1,632,720
Insurance - 7.0%
ACE Ltd.	4,700	339,951
AFLAC, Inc.	22,200	889,776
Aon PLC	10,100	469,650
Berkshire Hathaway, Inc. Class B (a)	29,687	2,355,962
Brasil Insurance Participacoes e Administracao SA	24,100	204,333
MetLife, Inc.	9,490	277,203
		4,536,875
Real Estate Investment Trusts - 2.1%
CBL & Associates Properties, Inc.	27,150	474,039
Public Storage	3,500	467,145
Rayonier, Inc.	10,100	433,997
		1,375,181
Thrifts & Mortgage Finance - 0.7%
Hudson City Bancorp, Inc.	74,500	461,900
TOTAL FINANCIALS		14,622,546
HEALTH CARE - 15.5%
Biotechnology - 1.4%
Amgen, Inc.	13,000	903,760
Health Care Equipment & Supplies - 1.8%
Covidien PLC	12,700	657,606
Stryker Corp.	9,600	493,920
		1,151,526
Health Care Providers & Services - 6.7%
Aetna, Inc.	9,400	384,366
Express Scripts Holding Co. (a)	10,000	521,900
Henry Schein, Inc. (a)	2,300	170,913
Humana, Inc.	4,500	343,755
Laboratory Corp. of America Holdings (a)	6,700	557,976
McKesson Corp.	8,800	768,064
UnitedHealth Group, Inc.	19,800	1,104,246
WellPoint, Inc.	7,100	478,469
		4,329,689
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 5.6%
GlaxoSmithKline PLC sponsored ADR	19,747	$ 871,040
Johnson & Johnson	4,108	256,462
Merck & Co., Inc.	34,230	1,286,363
Pfizer, Inc.	25,429	556,132
Sanofi SA sponsored ADR	18,700	636,361
		3,606,358
TOTAL HEALTH CARE		9,991,333
INDUSTRIALS - 6.1%
Aerospace & Defense - 0.8%
United Technologies Corp.	7,547	559,308
Electrical Equipment - 0.8%
Emerson Electric Co.	10,660	498,568
Industrial Conglomerates - 2.9%
3M Co.	9,800	827,218
Danaher Corp.	6,600	343,002
General Electric Co.	36,547	697,682
		1,867,902
Machinery - 0.6%
Stanley Black & Decker, Inc.	6,100	404,125
Marine - 0.5%
Kirby Corp. (a)	5,903	311,560
Professional Services - 0.5%
Dun & Bradstreet Corp.	4,750	320,958
TOTAL INDUSTRIALS		3,962,421
INFORMATION TECHNOLOGY - 11.7%
Communications Equipment - 2.5%
Cisco Systems, Inc.	67,800	1,107,174
Motorola Solutions, Inc.	11,300	543,304
		1,650,478
Computers & Peripherals - 2.2%
Apple, Inc. (a)	600	346,638
EMC Corp. (a)	14,600	348,210
Hewlett-Packard Co.	31,152	706,527
		1,401,375
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 4.8%
Amdocs Ltd. (a)	11,600	$ 333,500
Fiserv, Inc. (a)	10,700	721,501
IBM Corp.	1,800	347,220
MasterCard, Inc. Class A	1,220	495,942
Teletech Holdings, Inc. (a)	21,500	320,350
Visa, Inc. Class A	7,600	875,520
		3,094,033
Semiconductors & Semiconductor Equipment - 0.7%
Texas Instruments, Inc.	15,000	427,200
Software - 1.5%
Microsoft Corp.	18,100	528,339
Oracle Corp.	17,742	469,631
		997,970
TOTAL INFORMATION TECHNOLOGY		7,571,056
MATERIALS - 2.2%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	5,500	434,720
Sigma Aldrich Corp.	6,600	457,842
		892,562
Containers & Packaging - 0.8%
Ball Corp.	13,300	531,601
TOTAL MATERIALS		1,424,163
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
CenturyLink, Inc.	13,500	529,470
UTILITIES - 5.4%
Electric Utilities - 5.4%
American Electric Power Co., Inc.	16,500	635,415
Duke Energy Corp.	31,900	701,162
Edison International	16,893	759,509
NextEra Energy, Inc.	11,500	751,410
PPL Corp.	24,102	659,672
		3,507,168
TOTAL COMMON STOCKS (Cost $60,173,109)		62,143,774
Convertible Bonds - 0.2%
	Principal Amount	Value
INDUSTRIALS - 0.2%
Marine - 0.2%
DryShips, Inc. 5% 12/1/14 (Cost $174,026)	$ 230,000	$ 157,550
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 0.17% (b) (Cost $2,427,783)	2,427,783	2,427,783
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $62,774,918)		64,729,107
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(90,172)
NET ASSETS - 100%		$ 64,638,935
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 826
Fidelity Securities Lending Cash Central Fund	3,855
Total	$ 4,681
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,489,657	$ 7,489,657	$ -	$ -
Consumer Staples	7,017,343	6,060,483	956,860	-
Energy	6,028,617	6,028,617	-	-
Financials	14,622,546	14,622,546	-	-
Health Care	9,991,333	9,991,333	-	-
Industrials	3,962,421	3,962,421	-	-
Information Technology	7,571,056	7,571,056	-	-
Materials	1,424,163	1,424,163	-	-
Telecommunication Services	529,470	529,470	-	-
Utilities	3,507,168	3,507,168	-	-
Corporate Bonds	157,550	-	157,550	-
Money Market Funds	2,427,783	2,427,783	-	-
Total Investments in Securities:	$ 64,729,107	$ 63,614,697	$ 1,114,410	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	87.3%
United Kingdom	6.3%
Ireland	1.0%
Netherlands	1.0%
Switzerland	1.0%
France	1.0%
Others (Individually Less Than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2012 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $60,347,135)	$ 62,301,324
Fidelity Central Funds (cost $2,427,783)	2,427,783
Total Investments (cost $62,774,918)		$ 64,729,107
Cash		25,755
Receivable for fund shares sold		45,613
Dividends receivable		172,379
Interest receivable		5,719
Distributions receivable from Fidelity Central Funds		2,495
Prepaid expenses		30
Other receivables		69
Total assets		64,981,167

Liabilities
Payable for fund shares redeemed	$ 238,435
Accrued management fee	31,365
Transfer agent fee payable	17,200
Distribution and service plan fees payable	25,335
Other affiliated payables	2,162
Other payables and accrued expenses	27,735
Total liabilities		342,232

Net Assets		$ 64,638,935
Net Assets consist of:
Paid in capital		$ 92,850,211
Undistributed net investment income		290,958
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(30,456,332)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,954,098
Net Assets		$ 64,638,935

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2012 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($28,745,488 ÷ 3,003,117 shares)	$ 9.57

Maximum offering price per share (100/94.25 of $9.57)	$ 10.15
Class T: Net Asset Value and redemption price per share ($20,856,720 ÷ 2,182,117 shares)	$ 9.56

Maximum offering price per share (100/96.50 of $9.56)	$ 9.91
Class B: Net Asset Value and offering price per share ($3,321,897 ÷ 350,674 shares)A	$ 9.47

Class C: Net Asset Value and offering price per share ($8,490,614 ÷ 903,270 shares)A	$ 9.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,224,216 ÷ 332,436 shares)	$ 9.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2012 (Unaudited)
Investment Income
Dividends		$ 851,149
Interest		10,120
Income from Fidelity Central Funds		4,681
Total income		865,950

Expenses
Management fee Basic fee	$ 189,484
Performance adjustment	2,969
Transfer agent fees	103,259
Distribution and service plan fees	156,502
Accounting and security lending fees	13,246
Custodian fees and expenses	3,315
Independent trustees' compensation	211
Registration fees	55,519
Audit	30,010
Legal	111
Miscellaneous	303
Total expenses before reductions	554,929
Expense reductions	(59,036)	495,893
Net investment income (loss)		370,057
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,699,640
Foreign currency transactions	1,962
Total net realized gain (loss)		4,701,602
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,286,015)
Assets and liabilities in foreign currencies	(93)
Total change in net unrealized appreciation (depreciation)		(1,286,108)
Net gain (loss)		3,415,494
Net increase (decrease) in net assets resulting from operations		$ 3,785,551

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 370,057	$ 295,999
Net realized gain (loss)	4,701,602	7,660,307
Change in net unrealized appreciation (depreciation)	(1,286,108)	(3,858,078)
Net increase (decrease) in net assets resulting from operations	3,785,551	4,098,228
Distributions to shareholders from net investment income	(227,180)	(640,646)
Share transactions - net increase (decrease)	(4,334,863)	(19,854,591)
Total increase (decrease) in net assets	(776,492)	(16,397,009)

Net Assets
Beginning of period	65,415,427	81,812,436
End of period (including undistributed net investment income of $290,958 and undistributed net investment income of $148,081, respectively)	$ 64,638,935	$ 65,415,427

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.09	$ 8.85	$ 8.07	$ 6.70	$ 12.21	$ 13.04
Income from Investment Operations
Net investment income (loss) E	.06	.06	.07 H	.06	.10	.04
Net realized and unrealized gain (loss)	.47	.27	.77	1.42	(5.05)	.98
Total from investment operations	.53	.33	.84	1.48	(4.95)	1.02
Distributions from net investment income	(.05)	(.09)	(.06)	(.11)	-	(.07)
Distributions from net realized gain	-	-	-	-	(.56)	(1.79)
Total distributions	(.05)	(.09)	(.06)	(.11)	(.56)	(1.85) J
Net asset value, end of period	$ 9.57	$ 9.09	$ 8.85	$ 8.07	$ 6.70	$ 12.21
Total Return B,C,D	5.87%	3.72%	10.42%	22.49%	(42.50)%	9.19%
Ratios to Average Net Assets F,I
Expenses before reductions	1.42% A	1.27%	1.28%	1.33%	1.28%	1.30%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25% A	1.25%	1.25%	1.24%	1.25%	1.25%
Net investment income (loss)	1.30% A	.59%	.83% H	.89%	.97%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,745	$ 27,910	$ 34,244	$ 36,306	$ 32,365	$ 43,917
Portfolio turnover rate G	116% A	65%	103%	135%	170%	136%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $1.854 per share is comprised of distributions from net investment income of $.069 and distributions from net realized gain of $1.785 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.06	$ 8.81	$ 8.04	$ 6.67	$ 12.14	$ 12.96
Income from Investment Operations
Net investment income (loss) E	.05	.03	.05 H	.04	.07	.01
Net realized and unrealized gain (loss)	.47	.28	.76	1.42	(5.02)	.99
Total from investment operations	.52	.31	.81	1.46	(4.95)	1.00
Distributions from net investment income	(.02)	(.06)	(.04)	(.09)	-	(.03)
Distributions from net realized gain	-	-	-	-	(.52)	(1.79)
Total distributions	(.02)	(.06)	(.04)	(.09)	(.52)	(1.82) J
Net asset value, end of period	$ 9.56	$ 9.06	$ 8.81	$ 8.04	$ 6.67	$ 12.14
Total Return B,C,D	5.77%	3.53%	10.06%	22.12%	(42.62)%	8.99%
Ratios to Average Net Assets F,I
Expenses before reductions	1.68% A	1.53%	1.54%	1.59%	1.53%	1.56%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50% A	1.50%	1.49%	1.49%	1.50%	1.50%
Net investment income (loss)	1.05% A	.34%	.58% H	.64%	.72%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,857	$ 21,319	$ 25,208	$ 29,288	$ 33,023	$ 62,518
Portfolio turnover rate G	116% A	65%	103%	135%	170%	136%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.05) %.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $1.817 per share is comprised of distributions from net investment income of $.032 and distributions from net realized gain of $1.785 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.98	$ 8.73	$ 7.96	$ 6.57	$ 11.96	$ 12.77
Income from Investment Operations
Net investment income (loss) E	.03	(.01)	.01 H	.01	.02	(.05)
Net realized and unrealized gain (loss)	.46	.27	.76	1.40	(4.97)	.98
Total from investment operations	.49	.26	.77	1.41	(4.95)	.93
Distributions from net investment income	-	(.01)	-	(.02)	-	-
Distributions from net realized gain	-	-	-	-	(.44)	(1.74) J
Total distributions	-	(.01)	-	(.02)	(.44)	(1.74)
Net asset value, end of period	$ 9.47	$ 8.98	$ 8.73	$ 7.96	$ 6.57	$ 11.96
Total Return B,C,D	5.46%	2.96%	9.67%	21.46%	(42.96)%	8.51%
Ratios to Average Net Assets F,I
Expenses before reductions	2.18% A	2.02%	2.03%	2.08%	2.03%	2.06%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00% A	2.00%	1.99%	1.99%	2.00%	1.99%
Net investment income (loss)	.55% A	(.16)%	.08% H	.14%	.22%	(.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,322	$ 3,884	$ 5,478	$ 7,007	$ 8,296	$ 19,277
Portfolio turnover rate G	116% A	65%	103%	135%	170%	136%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.55) %.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Distributions from net realized gain represent $1.743 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.91	$ 8.67	$ 7.91	$ 6.55	$ 11.93	$ 12.76
Income from Investment Operations
Net investment income (loss) E	.03	(.01)	.01 H	.01	.02	(.05)
Net realized and unrealized gain (loss)	.46	.27	.75	1.39	(4.94)	.97
Total from investment operations	.49	.26	.76	1.40	(4.92)	.92
Distributions from net investment income	-	(.02)	- J	(.04)	-	-
Distributions from net realized gain	-	-	-	-	(.46)	(1.75) K
Total distributions	-	(.02)	- J	(.04)	(.46)	(1.75)
Net asset value, end of period	$ 9.40	$ 8.91	$ 8.67	$ 7.91	$ 6.55	$ 11.93
Total Return B,C,D	5.50%	2.95%	9.64%	21.46%	(42.90)%	8.43%
Ratios to Average Net Assets F,I
Expenses before reductions	2.18% A	2.02%	2.03%	2.08%	2.03%	2.06%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00% A	2.00%	1.99%	1.99%	2.00%	1.99%
Net investment income (loss)	.55% A	(.16)%	.08% H	.14%	.22%	(.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,491	$ 8,922	$ 10,265	$ 11,556	$ 11,104	$ 20,038
Portfolio turnover rate G	116% A	65%	103%	135%	170%	136%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.55) %.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Distributions from net realized gain represent $1.752 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.22	$ 8.97	$ 8.18	$ 6.80	$ 12.38	$ 13.18
Income from Investment Operations
Net investment income (loss) D	.08	.08	.09 G	.08	.12	.08
Net realized and unrealized gain (loss)	.47	.29	.78	1.43	(5.11)	1.01
Total from investment operations	.55	.37	.87	1.51	(4.99)	1.09
Distributions from net investment income	(.07)	(.12)	(.08)	(.13)	-	(.10)
Distributions from net realized gain	-	-	-	-	(.59)	(1.79)
Total distributions	(.07)	(.12)	(.08)	(.13)	(.59)	(1.89) I
Net asset value, end of period	$ 9.70	$ 9.22	$ 8.97	$ 8.18	$ 6.80	$ 12.38
Total Return B,C	6.01%	4.05%	10.65%	22.71%	(42.34)%	9.65%
Ratios to Average Net Assets E,H
Expenses before reductions	1.10% A	1.01%	1.03%	1.08%	1.01%	.94%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	.94%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	.93%
Net investment income (loss)	1.55% A	.84%	1.08% G	1.14%	1.22%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,224	$ 3,381	$ 6,617	$ 6,168	$ 5,173	$ 4,678
Portfolio turnover rate F	116% A	65%	103%	135%	170%	136%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .45%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.888 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $1.785 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Equity Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,519,173
Gross unrealized depreciation	(3,046,927)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,472,246

Tax cost	$ 63,256,861

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (12,615,361)
2017	(21,548,406)
Total capital loss carryforward	$ (34,163,767)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $38,383,940 and $44,174,423, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 37,067	$ 264
Class T	.25%	.25%	54,798	128
Class B	.75%	.25%	18,766	14,088
Class C	.75%	.25%	45,871	2,460
			$ 156,502	$ 16,940

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,236
Class T	2,553
Class B*	2,051
Class C*	439
$ 12,279

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 45,236.31
Class T	34,289.31
Class B	5,732.31
Class C	14,077.31
Institutional Class	3,925.23
	$ 103,259

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $387 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $100 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,855. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 25,654
Class T	1.50%	19,837
Class B	2.00%	3,302
Class C	2.00%	8,099
Institutional Class	1.00%	1,666
		$ 58,558

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $478 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net investment income
Class A	$ 153,829	$ 353,584
Class T	48,135	176,686
Class B	-	5,575
Class C	-	18,328
Institutional Class	25,216	86,473
Total	$ 227,180	$ 640,646

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	316,221	575,837	$ 3,055,515	$ 5,469,472
Reinvestment of distributions	15,952	35,093	141,492	328,121
Shares redeemed	(398,542)	(1,411,614)	(3,861,207)	(13,478,343)
Net increase (decrease)	(66,369)	(800,684)	$ (664,200)	$ (7,680,750)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class T
Shares sold	199,427	278,257	$ 1,966,449	$ 2,649,081
Reinvestment of distributions	5,241	18,100	46,483	169,054
Shares redeemed	(375,294)	(804,027)	(3,610,179)	(7,619,768)
Net increase (decrease)	(170,626)	(507,670)	$ (1,597,247)	$ (4,801,633)
Class B
Shares sold	594	13,734	$ 5,830	$ 128,198
Reinvestment of distributions	-	560	-	5,209
Shares redeemed	(82,340)	(209,433)	(794,680)	(1,988,321)
Net increase (decrease)	(81,746)	(195,139)	$ (788,850)	$ (1,854,914)
Class C
Shares sold	67,621	119,311	$ 650,146	$ 1,117,877
Reinvestment of distributions	-	1,837	-	16,951
Shares redeemed	(165,403)	(304,252)	(1,591,687)	(2,850,524)
Net increase (decrease)	(97,782)	(183,104)	$ (941,541)	$ (1,715,696)
Institutional Class
Shares sold	9,295	117,761	$ 92,997	$ 1,161,636
Reinvestment of distributions	2,110	8,010	18,952	75,776
Shares redeemed	(45,671)	(496,691)	(454,974)	(5,039,010)
Net increase (decrease)	(34,266)	(370,920)	$ (343,025)	$ (3,801,598)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AEV-USAN-0712
1.786787.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Equity Value

Fund - Institutional Class

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	1.25%
Actual		$ 1,000.00	$ 1,058.70	$ 6.43
HypotheticalA		$ 1,000.00	$ 1,018.75	$ 6.31
Class T	1.50%
Actual		$ 1,000.00	$ 1,057.70	$ 7.72
HypotheticalA		$ 1,000.00	$ 1,017.50	$ 7.57
Class B	2.00%
Actual		$ 1,000.00	$ 1,054.60	$ 10.27
HypotheticalA		$ 1,000.00	$ 1,015.00	$ 10.08
Class C	2.00%
Actual		$ 1,000.00	$ 1,055.00	$ 10.28
HypotheticalA		$ 1,000.00	$ 1,015.00	$ 10.08
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,060.10	$ 5.15
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	3.7	0.7
Chevron Corp.	3.6	3.0
Wells Fargo & Co.	2.8	2.5
U.S. Bancorp	2.2	1.9
JPMorgan Chase & Co.	2.2	2.6
Exxon Mobil Corp.	2.2	2.4
Comcast Corp. Class A	2.1	1.0
Merck & Co., Inc.	2.0	1.9
Cisco Systems, Inc.	1.7	1.7
UnitedHealth Group, Inc.	1.7	0.9
	24.2
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.6	22.7
Health Care	15.5	12.3
Information Technology	11.7	9.9
Consumer Discretionary	11.6	10.0
Consumer Staples	10.9	8.8
Asset Allocation (% of fund's net assets)
As of May 31, 2012 *		As of November 30, 2011 **
	Stocks 96.1%		Stocks 98.9%
	Convertible Securities 0.2%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 3.7%		Short-Term Investments and Net Other Assets (Liabilities) 1.1%
* Foreign investments	12.7%	** Foreign investments	10.1%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Diversified Consumer Services - 0.5%
Steiner Leisure Ltd. (a)	7,100	$ 325,393
Media - 6.8%
Comcast Corp. Class A	47,250	1,365,998
John Wiley & Sons, Inc. Class A	12,815	583,083
McGraw-Hill Companies, Inc.	9,000	390,420
The Walt Disney Co.	12,895	589,430
Time Warner Cable, Inc.	10,757	811,078
Viacom, Inc. Class B (non-vtg.)	13,900	663,447
		4,403,456
Multiline Retail - 1.9%
Kohl's Corp.	10,500	481,110
Target Corp.	13,100	758,621
		1,239,731
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	11,600	846,104
Best Buy Co., Inc.	15,200	284,544
Staples, Inc.	29,713	390,429
		1,521,077
TOTAL CONSUMER DISCRETIONARY		7,489,657
CONSUMER STAPLES - 10.9%
Beverages - 1.4%
Anheuser-Busch InBev SA NV ADR	5,500	372,350
PepsiCo, Inc.	3,400	230,690
SABMiller PLC	8,900	328,927
		931,967
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	23,600	1,060,584
Walgreen Co.	15,200	463,904
		1,524,488
Food Products - 1.4%
The J.M. Smucker Co.	3,100	237,336
Unilever NV (NY Reg.)	20,700	649,152
		886,488
Household Products - 4.2%
Colgate-Palmolive Co.	7,500	737,250
Kimberly-Clark Corp.	5,300	420,555
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Procter & Gamble Co.	15,042	$ 936,966
Reckitt Benckiser Group PLC	11,800	627,933
		2,722,704
Tobacco - 1.5%
British American Tobacco PLC sponsored ADR	6,700	630,336
Lorillard, Inc.	2,600	321,360
		951,696
TOTAL CONSUMER STAPLES		7,017,343
ENERGY - 9.3%
Energy Equipment & Services - 1.4%
National Oilwell Varco, Inc.	8,900	594,075
Transocean Ltd. (United States)	7,565	308,879
		902,954
Oil, Gas & Consumable Fuels - 7.9%
BP PLC sponsored ADR	15,100	550,546
Chevron Corp.	23,697	2,329,652
Exxon Mobil Corp.	18,300	1,438,929
Royal Dutch Shell PLC Class A sponsored ADR	9,357	581,818
Scorpio Tankers, Inc. (a)	40,200	224,718
		5,125,663
TOTAL ENERGY		6,028,617
FINANCIALS - 22.6%
Capital Markets - 2.7%
Bank of New York Mellon Corp.	37,200	757,392
Goldman Sachs Group, Inc.	1,994	190,826
State Street Corp.	18,900	778,869
		1,727,087
Commercial Banks - 6.5%
CIT Group, Inc. (a)	7,000	239,330
PNC Financial Services Group, Inc.	11,400	700,188
U.S. Bancorp	46,966	1,461,112
Wells Fargo & Co.	55,675	1,784,384
		4,185,014
Consumer Finance - 1.1%
Capital One Financial Corp.	13,700	703,769
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 2.5%
JPMorgan Chase & Co.	43,695	$ 1,448,489
Moody's Corp.	5,035	184,231
		1,632,720
Insurance - 7.0%
ACE Ltd.	4,700	339,951
AFLAC, Inc.	22,200	889,776
Aon PLC	10,100	469,650
Berkshire Hathaway, Inc. Class B (a)	29,687	2,355,962
Brasil Insurance Participacoes e Administracao SA	24,100	204,333
MetLife, Inc.	9,490	277,203
		4,536,875
Real Estate Investment Trusts - 2.1%
CBL & Associates Properties, Inc.	27,150	474,039
Public Storage	3,500	467,145
Rayonier, Inc.	10,100	433,997
		1,375,181
Thrifts & Mortgage Finance - 0.7%
Hudson City Bancorp, Inc.	74,500	461,900
TOTAL FINANCIALS		14,622,546
HEALTH CARE - 15.5%
Biotechnology - 1.4%
Amgen, Inc.	13,000	903,760
Health Care Equipment & Supplies - 1.8%
Covidien PLC	12,700	657,606
Stryker Corp.	9,600	493,920
		1,151,526
Health Care Providers & Services - 6.7%
Aetna, Inc.	9,400	384,366
Express Scripts Holding Co. (a)	10,000	521,900
Henry Schein, Inc. (a)	2,300	170,913
Humana, Inc.	4,500	343,755
Laboratory Corp. of America Holdings (a)	6,700	557,976
McKesson Corp.	8,800	768,064
UnitedHealth Group, Inc.	19,800	1,104,246
WellPoint, Inc.	7,100	478,469
		4,329,689
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 5.6%
GlaxoSmithKline PLC sponsored ADR	19,747	$ 871,040
Johnson & Johnson	4,108	256,462
Merck & Co., Inc.	34,230	1,286,363
Pfizer, Inc.	25,429	556,132
Sanofi SA sponsored ADR	18,700	636,361
		3,606,358
TOTAL HEALTH CARE		9,991,333
INDUSTRIALS - 6.1%
Aerospace & Defense - 0.8%
United Technologies Corp.	7,547	559,308
Electrical Equipment - 0.8%
Emerson Electric Co.	10,660	498,568
Industrial Conglomerates - 2.9%
3M Co.	9,800	827,218
Danaher Corp.	6,600	343,002
General Electric Co.	36,547	697,682
		1,867,902
Machinery - 0.6%
Stanley Black & Decker, Inc.	6,100	404,125
Marine - 0.5%
Kirby Corp. (a)	5,903	311,560
Professional Services - 0.5%
Dun & Bradstreet Corp.	4,750	320,958
TOTAL INDUSTRIALS		3,962,421
INFORMATION TECHNOLOGY - 11.7%
Communications Equipment - 2.5%
Cisco Systems, Inc.	67,800	1,107,174
Motorola Solutions, Inc.	11,300	543,304
		1,650,478
Computers & Peripherals - 2.2%
Apple, Inc. (a)	600	346,638
EMC Corp. (a)	14,600	348,210
Hewlett-Packard Co.	31,152	706,527
		1,401,375
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 4.8%
Amdocs Ltd. (a)	11,600	$ 333,500
Fiserv, Inc. (a)	10,700	721,501
IBM Corp.	1,800	347,220
MasterCard, Inc. Class A	1,220	495,942
Teletech Holdings, Inc. (a)	21,500	320,350
Visa, Inc. Class A	7,600	875,520
		3,094,033
Semiconductors & Semiconductor Equipment - 0.7%
Texas Instruments, Inc.	15,000	427,200
Software - 1.5%
Microsoft Corp.	18,100	528,339
Oracle Corp.	17,742	469,631
		997,970
TOTAL INFORMATION TECHNOLOGY		7,571,056
MATERIALS - 2.2%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	5,500	434,720
Sigma Aldrich Corp.	6,600	457,842
		892,562
Containers & Packaging - 0.8%
Ball Corp.	13,300	531,601
TOTAL MATERIALS		1,424,163
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
CenturyLink, Inc.	13,500	529,470
UTILITIES - 5.4%
Electric Utilities - 5.4%
American Electric Power Co., Inc.	16,500	635,415
Duke Energy Corp.	31,900	701,162
Edison International	16,893	759,509
NextEra Energy, Inc.	11,500	751,410
PPL Corp.	24,102	659,672
		3,507,168
TOTAL COMMON STOCKS (Cost $60,173,109)		62,143,774
Convertible Bonds - 0.2%
	Principal Amount	Value
INDUSTRIALS - 0.2%
Marine - 0.2%
DryShips, Inc. 5% 12/1/14 (Cost $174,026)	$ 230,000	$ 157,550
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 0.17% (b) (Cost $2,427,783)	2,427,783	2,427,783
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $62,774,918)		64,729,107
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(90,172)
NET ASSETS - 100%		$ 64,638,935
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 826
Fidelity Securities Lending Cash Central Fund	3,855
Total	$ 4,681
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,489,657	$ 7,489,657	$ -	$ -
Consumer Staples	7,017,343	6,060,483	956,860	-
Energy	6,028,617	6,028,617	-	-
Financials	14,622,546	14,622,546	-	-
Health Care	9,991,333	9,991,333	-	-
Industrials	3,962,421	3,962,421	-	-
Information Technology	7,571,056	7,571,056	-	-
Materials	1,424,163	1,424,163	-	-
Telecommunication Services	529,470	529,470	-	-
Utilities	3,507,168	3,507,168	-	-
Corporate Bonds	157,550	-	157,550	-
Money Market Funds	2,427,783	2,427,783	-	-
Total Investments in Securities:	$ 64,729,107	$ 63,614,697	$ 1,114,410	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	87.3%
United Kingdom	6.3%
Ireland	1.0%
Netherlands	1.0%
Switzerland	1.0%
France	1.0%
Others (Individually Less Than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2012 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $60,347,135)	$ 62,301,324
Fidelity Central Funds (cost $2,427,783)	2,427,783
Total Investments (cost $62,774,918)		$ 64,729,107
Cash		25,755
Receivable for fund shares sold		45,613
Dividends receivable		172,379
Interest receivable		5,719
Distributions receivable from Fidelity Central Funds		2,495
Prepaid expenses		30
Other receivables		69
Total assets		64,981,167

Liabilities
Payable for fund shares redeemed	$ 238,435
Accrued management fee	31,365
Transfer agent fee payable	17,200
Distribution and service plan fees payable	25,335
Other affiliated payables	2,162
Other payables and accrued expenses	27,735
Total liabilities		342,232

Net Assets		$ 64,638,935
Net Assets consist of:
Paid in capital		$ 92,850,211
Undistributed net investment income		290,958
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(30,456,332)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,954,098
Net Assets		$ 64,638,935

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2012 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($28,745,488 ÷ 3,003,117 shares)	$ 9.57

Maximum offering price per share (100/94.25 of $9.57)	$ 10.15
Class T: Net Asset Value and redemption price per share ($20,856,720 ÷ 2,182,117 shares)	$ 9.56

Maximum offering price per share (100/96.50 of $9.56)	$ 9.91
Class B: Net Asset Value and offering price per share ($3,321,897 ÷ 350,674 shares)A	$ 9.47

Class C: Net Asset Value and offering price per share ($8,490,614 ÷ 903,270 shares)A	$ 9.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,224,216 ÷ 332,436 shares)	$ 9.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2012 (Unaudited)
Investment Income
Dividends		$ 851,149
Interest		10,120
Income from Fidelity Central Funds		4,681
Total income		865,950

Expenses
Management fee Basic fee	$ 189,484
Performance adjustment	2,969
Transfer agent fees	103,259
Distribution and service plan fees	156,502
Accounting and security lending fees	13,246
Custodian fees and expenses	3,315
Independent trustees' compensation	211
Registration fees	55,519
Audit	30,010
Legal	111
Miscellaneous	303
Total expenses before reductions	554,929
Expense reductions	(59,036)	495,893
Net investment income (loss)		370,057
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,699,640
Foreign currency transactions	1,962
Total net realized gain (loss)		4,701,602
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,286,015)
Assets and liabilities in foreign currencies	(93)
Total change in net unrealized appreciation (depreciation)		(1,286,108)
Net gain (loss)		3,415,494
Net increase (decrease) in net assets resulting from operations		$ 3,785,551

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 370,057	$ 295,999
Net realized gain (loss)	4,701,602	7,660,307
Change in net unrealized appreciation (depreciation)	(1,286,108)	(3,858,078)
Net increase (decrease) in net assets resulting from operations	3,785,551	4,098,228
Distributions to shareholders from net investment income	(227,180)	(640,646)
Share transactions - net increase (decrease)	(4,334,863)	(19,854,591)
Total increase (decrease) in net assets	(776,492)	(16,397,009)

Net Assets
Beginning of period	65,415,427	81,812,436
End of period (including undistributed net investment income of $290,958 and undistributed net investment income of $148,081, respectively)	$ 64,638,935	$ 65,415,427

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.09	$ 8.85	$ 8.07	$ 6.70	$ 12.21	$ 13.04
Income from Investment Operations
Net investment income (loss) E	.06	.06	.07 H	.06	.10	.04
Net realized and unrealized gain (loss)	.47	.27	.77	1.42	(5.05)	.98
Total from investment operations	.53	.33	.84	1.48	(4.95)	1.02
Distributions from net investment income	(.05)	(.09)	(.06)	(.11)	-	(.07)
Distributions from net realized gain	-	-	-	-	(.56)	(1.79)
Total distributions	(.05)	(.09)	(.06)	(.11)	(.56)	(1.85) J
Net asset value, end of period	$ 9.57	$ 9.09	$ 8.85	$ 8.07	$ 6.70	$ 12.21
Total Return B,C,D	5.87%	3.72%	10.42%	22.49%	(42.50)%	9.19%
Ratios to Average Net Assets F,I
Expenses before reductions	1.42% A	1.27%	1.28%	1.33%	1.28%	1.30%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25% A	1.25%	1.25%	1.24%	1.25%	1.25%
Net investment income (loss)	1.30% A	.59%	.83% H	.89%	.97%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,745	$ 27,910	$ 34,244	$ 36,306	$ 32,365	$ 43,917
Portfolio turnover rate G	116% A	65%	103%	135%	170%	136%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $1.854 per share is comprised of distributions from net investment income of $.069 and distributions from net realized gain of $1.785 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.06	$ 8.81	$ 8.04	$ 6.67	$ 12.14	$ 12.96
Income from Investment Operations
Net investment income (loss) E	.05	.03	.05 H	.04	.07	.01
Net realized and unrealized gain (loss)	.47	.28	.76	1.42	(5.02)	.99
Total from investment operations	.52	.31	.81	1.46	(4.95)	1.00
Distributions from net investment income	(.02)	(.06)	(.04)	(.09)	-	(.03)
Distributions from net realized gain	-	-	-	-	(.52)	(1.79)
Total distributions	(.02)	(.06)	(.04)	(.09)	(.52)	(1.82) J
Net asset value, end of period	$ 9.56	$ 9.06	$ 8.81	$ 8.04	$ 6.67	$ 12.14
Total Return B,C,D	5.77%	3.53%	10.06%	22.12%	(42.62)%	8.99%
Ratios to Average Net Assets F,I
Expenses before reductions	1.68% A	1.53%	1.54%	1.59%	1.53%	1.56%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50% A	1.50%	1.49%	1.49%	1.50%	1.50%
Net investment income (loss)	1.05% A	.34%	.58% H	.64%	.72%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,857	$ 21,319	$ 25,208	$ 29,288	$ 33,023	$ 62,518
Portfolio turnover rate G	116% A	65%	103%	135%	170%	136%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.05) %.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $1.817 per share is comprised of distributions from net investment income of $.032 and distributions from net realized gain of $1.785 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.98	$ 8.73	$ 7.96	$ 6.57	$ 11.96	$ 12.77
Income from Investment Operations
Net investment income (loss) E	.03	(.01)	.01 H	.01	.02	(.05)
Net realized and unrealized gain (loss)	.46	.27	.76	1.40	(4.97)	.98
Total from investment operations	.49	.26	.77	1.41	(4.95)	.93
Distributions from net investment income	-	(.01)	-	(.02)	-	-
Distributions from net realized gain	-	-	-	-	(.44)	(1.74) J
Total distributions	-	(.01)	-	(.02)	(.44)	(1.74)
Net asset value, end of period	$ 9.47	$ 8.98	$ 8.73	$ 7.96	$ 6.57	$ 11.96
Total Return B,C,D	5.46%	2.96%	9.67%	21.46%	(42.96)%	8.51%
Ratios to Average Net Assets F,I
Expenses before reductions	2.18% A	2.02%	2.03%	2.08%	2.03%	2.06%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00% A	2.00%	1.99%	1.99%	2.00%	1.99%
Net investment income (loss)	.55% A	(.16)%	.08% H	.14%	.22%	(.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,322	$ 3,884	$ 5,478	$ 7,007	$ 8,296	$ 19,277
Portfolio turnover rate G	116% A	65%	103%	135%	170%	136%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.55) %.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Distributions from net realized gain represent $1.743 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.91	$ 8.67	$ 7.91	$ 6.55	$ 11.93	$ 12.76
Income from Investment Operations
Net investment income (loss) E	.03	(.01)	.01 H	.01	.02	(.05)
Net realized and unrealized gain (loss)	.46	.27	.75	1.39	(4.94)	.97
Total from investment operations	.49	.26	.76	1.40	(4.92)	.92
Distributions from net investment income	-	(.02)	- J	(.04)	-	-
Distributions from net realized gain	-	-	-	-	(.46)	(1.75) K
Total distributions	-	(.02)	- J	(.04)	(.46)	(1.75)
Net asset value, end of period	$ 9.40	$ 8.91	$ 8.67	$ 7.91	$ 6.55	$ 11.93
Total Return B,C,D	5.50%	2.95%	9.64%	21.46%	(42.90)%	8.43%
Ratios to Average Net Assets F,I
Expenses before reductions	2.18% A	2.02%	2.03%	2.08%	2.03%	2.06%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00% A	2.00%	1.99%	1.99%	2.00%	1.99%
Net investment income (loss)	.55% A	(.16)%	.08% H	.14%	.22%	(.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,491	$ 8,922	$ 10,265	$ 11,556	$ 11,104	$ 20,038
Portfolio turnover rate G	116% A	65%	103%	135%	170%	136%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.55) %.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Distributions from net realized gain represent $1.752 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.22	$ 8.97	$ 8.18	$ 6.80	$ 12.38	$ 13.18
Income from Investment Operations
Net investment income (loss) D	.08	.08	.09 G	.08	.12	.08
Net realized and unrealized gain (loss)	.47	.29	.78	1.43	(5.11)	1.01
Total from investment operations	.55	.37	.87	1.51	(4.99)	1.09
Distributions from net investment income	(.07)	(.12)	(.08)	(.13)	-	(.10)
Distributions from net realized gain	-	-	-	-	(.59)	(1.79)
Total distributions	(.07)	(.12)	(.08)	(.13)	(.59)	(1.89) I
Net asset value, end of period	$ 9.70	$ 9.22	$ 8.97	$ 8.18	$ 6.80	$ 12.38
Total Return B,C	6.01%	4.05%	10.65%	22.71%	(42.34)%	9.65%
Ratios to Average Net Assets E,H
Expenses before reductions	1.10% A	1.01%	1.03%	1.08%	1.01%	.94%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	.94%
Expenses net of all reductions	1.00% A	1.00%	1.00%	1.00%	1.00%	.93%
Net investment income (loss)	1.55% A	.84%	1.08% G	1.14%	1.22%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,224	$ 3,381	$ 6,617	$ 6,168	$ 5,173	$ 4,678
Portfolio turnover rate F	116% A	65%	103%	135%	170%	136%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .45%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.888 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $1.785 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Equity Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,519,173
Gross unrealized depreciation	(3,046,927)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,472,246

Tax cost	$ 63,256,861

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (12,615,361)
2017	(21,548,406)
Total capital loss carryforward	$ (34,163,767)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $38,383,940 and $44,174,423, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 37,067	$ 264
Class T	.25%	.25%	54,798	128
Class B	.75%	.25%	18,766	14,088
Class C	.75%	.25%	45,871	2,460
			$ 156,502	$ 16,940

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7,236
Class T	2,553
Class B*	2,051
Class C*	439
$ 12,279

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 45,236.31
Class T	34,289.31
Class B	5,732.31
Class C	14,077.31
Institutional Class	3,925.23
	$ 103,259

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $387 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $100 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,855. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 25,654
Class T	1.50%	19,837
Class B	2.00%	3,302
Class C	2.00%	8,099
Institutional Class	1.00%	1,666
		$ 58,558

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $478 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net investment income
Class A	$ 153,829	$ 353,584
Class T	48,135	176,686
Class B	-	5,575
Class C	-	18,328
Institutional Class	25,216	86,473
Total	$ 227,180	$ 640,646

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	316,221	575,837	$ 3,055,515	$ 5,469,472
Reinvestment of distributions	15,952	35,093	141,492	328,121
Shares redeemed	(398,542)	(1,411,614)	(3,861,207)	(13,478,343)
Net increase (decrease)	(66,369)	(800,684)	$ (664,200)	$ (7,680,750)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class T
Shares sold	199,427	278,257	$ 1,966,449	$ 2,649,081
Reinvestment of distributions	5,241	18,100	46,483	169,054
Shares redeemed	(375,294)	(804,027)	(3,610,179)	(7,619,768)
Net increase (decrease)	(170,626)	(507,670)	$ (1,597,247)	$ (4,801,633)
Class B
Shares sold	594	13,734	$ 5,830	$ 128,198
Reinvestment of distributions	-	560	-	5,209
Shares redeemed	(82,340)	(209,433)	(794,680)	(1,988,321)
Net increase (decrease)	(81,746)	(195,139)	$ (788,850)	$ (1,854,914)
Class C
Shares sold	67,621	119,311	$ 650,146	$ 1,117,877
Reinvestment of distributions	-	1,837	-	16,951
Shares redeemed	(165,403)	(304,252)	(1,591,687)	(2,850,524)
Net increase (decrease)	(97,782)	(183,104)	$ (941,541)	$ (1,715,696)
Institutional Class
Shares sold	9,295	117,761	$ 92,997	$ 1,161,636
Reinvestment of distributions	2,110	8,010	18,952	75,776
Shares redeemed	(45,671)	(496,691)	(454,974)	(5,039,010)
Net increase (decrease)	(34,266)	(370,920)	$ (343,025)	$ (3,801,598)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AEVI-USAN-0712
1.786788.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Growth & Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	1.05%
Actual		$ 1,000.00	$ 1,072.30	$ 5.44
HypotheticalA		$ 1,000.00	$ 1,019.75	$ 5.30
Class T	1.27%
Actual		$ 1,000.00	$ 1,070.80	$ 6.57
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.41
Class B	1.81%
Actual		$ 1,000.00	$ 1,068.20	$ 9.36
HypotheticalA		$ 1,000.00	$ 1,015.95	$ 9.12
Class C	1.77%
Actual		$ 1,000.00	$ 1,068.30	$ 9.15
HypotheticalA		$ 1,000.00	$ 1,016.15	$ 8.92
Institutional Class	.71%
Actual		$ 1,000.00	$ 1,074.00	$ 3.68
HypotheticalA		$ 1,000.00	$ 1,021.45	$ 3.59

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.2	3.6
Wells Fargo & Co.	3.8	3.5
Chevron Corp.	3.4	3.7
JPMorgan Chase & Co.	3.3	2.9
Exxon Mobil Corp.	2.5	3.5
General Electric Co.	2.4	2.3
Procter & Gamble Co.	2.2	1.9
Microsoft Corp.	2.0	1.1
Comcast Corp. Class A (special) (non-vtg.)	2.0	1.0
Merck & Co., Inc.	1.8	1.8
	28.6
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.5	17.6
Financials	16.3	16.1
Consumer Discretionary	13.6	13.6
Industrials	13.2	14.3
Consumer Staples	12.1	12.0
Asset Allocation (% of fund's net assets)
As of May 31, 2012 *		As of November 30, 2011 **
	Stocks 98.4%		Stocks 98.4%
	Bonds 0.2%		Bonds 0.0%
	Convertible Securities 1.1%		Convertible Securities 0.9%
	Short-Term Investments and Net Other Assets (Liabilities) 0.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.7%
* Foreign investments	12.0%	** Foreign investments	13.6%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.6%
Gentex Corp.	149,498	$ 3,334
Johnson Controls, Inc.	160,810	4,847
		8,181
Automobiles - 0.3%
Bayerische Motoren Werke AG (BMW)	60,471	4,593
Distributors - 0.2%
Li & Fung Ltd.	948,000	1,739
LKQ Corp. (a)	48,600	1,771
		3,510
Diversified Consumer Services - 0.1%
Strayer Education, Inc. (d)	22,440	2,016
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.	183,824	16,423
Yum! Brands, Inc.	50,522	3,555
		19,978
Household Durables - 1.6%
D.R. Horton, Inc.	209,047	3,470
Newell Rubbermaid, Inc.	210,709	3,877
Ryland Group, Inc.	337,365	7,543
Toll Brothers, Inc. (a)	304,160	8,297
		23,187
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	188,193	6,666
Media - 5.0%
Comcast Corp. Class A (special) (non-vtg.)	997,909	28,660
The Walt Disney Co.	161,554	7,385
Thomson Reuters Corp.	138,600	3,810
Time Warner Cable, Inc.	58,632	4,421
Time Warner, Inc.	639,082	22,029
Viacom, Inc. Class B (non-vtg.)	102,611	4,898
		71,203
Multiline Retail - 1.7%
Target Corp.	427,470	24,755
Specialty Retail - 1.8%
Destination Maternity Corp.	15,100	294
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.	865,339	$ 23,122
Staples, Inc.	160,496	2,109
		25,525
TOTAL CONSUMER DISCRETIONARY		189,614
CONSUMER STAPLES - 12.1%
Beverages - 3.7%
Dr Pepper Snapple Group, Inc.	265,704	10,963
Molson Coors Brewing Co. Class B	12,700	488
PepsiCo, Inc.	281,156	19,076
The Coca-Cola Co.	312,860	23,380
		53,907
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	197,551	8,878
Safeway, Inc.	87,736	1,669
Walgreen Co.	225,721	6,889
		17,436
Food Products - 0.6%
Kellogg Co.	171,293	8,356
Household Products - 4.6%
Colgate-Palmolive Co.	89,975	8,845
Kimberly-Clark Corp.	254,559	20,199
Procter & Gamble Co.	512,825	31,944
Reckitt Benckiser Group PLC	97,400	5,183
WD-40 Co.	3,404	159
		66,330
Tobacco - 2.0%
British American Tobacco PLC sponsored ADR	178,268	16,771
Lorillard, Inc.	93,555	11,563
		28,334
TOTAL CONSUMER STAPLES		174,363
ENERGY - 11.3%
Energy Equipment & Services - 1.6%
Exterran Partners LP	102,298	2,018
Fugro NV (Certificaten Van Aandelen) unit	4,900	282
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	440,785	$ 13,250
Schlumberger Ltd.	111,065	7,025
		22,575
Oil, Gas & Consumable Fuels - 9.7%
ARC Resources Ltd. (d)	145,400	2,913
Atlas Pipeline Partners, LP	75,600	2,268
Bonavista Energy Corp. (d)	51,500	883
Bonavista Energy Corp. (e)	58,600	1,005
BP PLC sponsored ADR	138,479	5,049
Chevron Corp.	497,435	48,903
Exxon Mobil Corp.	451,222	35,480
Holly Energy Partners LP	9,600	543
Legacy Reserves LP	29,968	740
Markwest Energy Partners LP	31,533	1,512
Occidental Petroleum Corp.	72,606	5,755
Penn West Petroleum Ltd.	116,700	1,557
Royal Dutch Shell PLC Class A (United Kingdom)	556,002	17,282
Suncor Energy, Inc.	382,800	10,389
Williams Companies, Inc.	203,710	6,219
		140,498
TOTAL ENERGY		163,073
FINANCIALS - 16.1%
Capital Markets - 2.9%
BlackRock, Inc. Class A	16,100	2,750
Charles Schwab Corp.	914,680	11,397
Greenhill & Co., Inc.	72,125	2,515
ICAP PLC	372,800	1,963
KKR & Co. LP	473,439	5,563
Morgan Stanley	326,277	4,359
Northern Trust Corp.	176,037	7,601
The Blackstone Group LP	312,900	3,767
UBS AG (NY Shares)	127,400	1,450
		41,365
Commercial Banks - 6.6%
BB&T Corp.	293,695	8,875
City National Corp.	52,403	2,603
Comerica, Inc.	48,629	1,479
DBS Group Holdings Ltd.	13,164	135
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
First Niagara Financial Group, Inc.	76,710	$ 619
Standard Chartered PLC (United Kingdom)	92,590	1,875
SunTrust Banks, Inc.	351,666	8,060
U.S. Bancorp	556,570	17,315
Wells Fargo & Co.	1,686,161	54,041
		95,002
Diversified Financial Services - 5.5%
Citigroup, Inc.	530,586	14,066
CME Group, Inc.	33,551	8,642
JPMorgan Chase & Co.	1,466,532	48,616
KKR Financial Holdings LLC	1,016,225	8,526
		79,850
Insurance - 0.7%
ACE Ltd.	3,990	289
MetLife, Inc.	171,930	5,022
MetLife, Inc. unit (a)	79,700	4,658
		9,969
Real Estate Investment Trusts - 0.3%
American Capital Agency Corp.	4,525	148
Rayonier, Inc.	11,900	511
Sun Communities, Inc.	45,300	1,867
Two Harbors Investment Corp.	130,500	1,349
		3,875
Real Estate Management & Development - 0.0%
Beazer Pre-Owned Rental Homes, Inc. (f)	40,700	814
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	49,342	125
Radian Group, Inc. (d)	382,577	949
		1,074
TOTAL FINANCIALS		231,949
HEALTH CARE - 10.9%
Biotechnology - 1.0%
Amgen, Inc.	197,943	13,761
ARIAD Pharmaceuticals, Inc. (a)	53,157	881
		14,642
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	39,100	$ 1,979
St. Jude Medical, Inc.	69,831	2,683
		4,662
Health Care Providers & Services - 2.3%
Aetna, Inc.	125,200	5,119
McKesson Corp.	163,210	14,245
United Drug PLC (Ireland)	102,031	278
WellPoint, Inc.	200,778	13,530
		33,172
Health Care Technology - 0.2%
Quality Systems, Inc.	83,202	2,380
Life Sciences Tools & Services - 0.2%
QIAGEN NV (a)(d)	163,202	2,611
Pharmaceuticals - 6.9%
Abbott Laboratories	183,300	11,326
AstraZeneca PLC sponsored ADR	24,400	986
Cardiome Pharma Corp. (a)	263,765	108
Eli Lilly & Co.	71,000	2,907
GlaxoSmithKline PLC sponsored ADR	281,231	12,405
Johnson & Johnson	382,057	23,852
Merck & Co., Inc.	699,900	26,302
Pfizer, Inc.	850,296	18,596
Sanofi SA (d)	40,033	2,727
		99,209
TOTAL HEALTH CARE		156,676
INDUSTRIALS - 13.2%
Aerospace & Defense - 3.4%
Honeywell International, Inc.	133,371	7,423
Meggitt PLC	136,500	797
MTU Aero Engines Holdings AG	15,400	1,133
Raytheon Co.	137,216	6,905
Rockwell Collins, Inc.	205,929	10,373
The Boeing Co.	137,632	9,581
United Technologies Corp.	169,561	12,566
		48,778
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	112,489	$ 6,554
United Parcel Service, Inc. Class B	143,885	10,783
		17,337
Building Products - 0.9%
Compagnie de St. Gobain	17,100	609
Lennox International, Inc.	102,529	4,397
Owens Corning (a)	284,392	8,776
		13,782
Commercial Services & Supplies - 0.7%
Healthcare Services Group, Inc.	3,382	66
Interface, Inc.	187,472	2,379
Intrum Justitia AB	21,427	299
Republic Services, Inc.	278,954	7,353
		10,097
Electrical Equipment - 0.4%
Emerson Electric Co.	137,261	6,420
Industrial Conglomerates - 3.5%
Danaher Corp.	173,400	9,012
DCC PLC (Ireland)	37,700	886
General Electric Co.	1,775,024	33,885
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	337,667	6,010
		49,793
Machinery - 1.7%
Douglas Dynamics, Inc.	262,995	3,361
Illinois Tool Works, Inc.	53,850	3,024
Ingersoll-Rand PLC	212,482	8,778
Schindler Holding AG (participation certificate)	19,532	2,168
Stanley Black & Decker, Inc.	104,662	6,934
		24,265
Marine - 0.2%
Kuehne & Nagel International AG	24,095	2,569
Professional Services - 0.8%
Amadeus Fire AG	4,871	215
Bureau Veritas SA	59,855	5,158
Michael Page International PLC	1,010,980	5,563
		10,936
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	10,700	$ 611
Kansas City Southern	8,900	587
		1,198
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	4,200	813
Watsco, Inc.	51,135	3,764
		4,577
TOTAL INDUSTRIALS		189,752
INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 1.3%
Cisco Systems, Inc.	616,547	10,068
Juniper Networks, Inc. (a)	119,140	2,049
QUALCOMM, Inc.	102,090	5,851
		17,968
Computers & Peripherals - 6.0%
Apple, Inc. (a)	129,430	74,776
EMC Corp. (a)	295,233	7,041
Hewlett-Packard Co.	223,555	5,070
		86,887
Internet Software & Services - 1.6%
Google, Inc. Class A (a)	39,513	22,952
IT Services - 5.8%
Accenture PLC Class A	24,617	1,406
Cognizant Technology Solutions Corp. Class A (a)	85,194	4,963
Fidelity National Information Services, Inc.	267,140	8,757
IBM Corp.	41,600	8,025
MasterCard, Inc. Class A	39,939	16,236
Paychex, Inc.	749,006	22,448
SAIC, Inc.	40,800	453
The Western Union Co.	536,303	8,795
Total System Services, Inc.	20,400	475
Visa, Inc. Class A	108,996	12,556
		84,114
Software - 2.8%
Intuit, Inc.	51,440	2,892
Microsoft Corp.	995,246	29,051
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	215,793	$ 5,712
Royalblue Group PLC	122,112	2,906
		40,561
TOTAL INFORMATION TECHNOLOGY		252,482
MATERIALS - 0.4%
Chemicals - 0.4%
E.I. du Pont de Nemours & Co.	50,749	2,449
Syngenta AG (Switzerland)	10,680	3,440
		5,889
Metals & Mining - 0.0%
Reliance Steel & Aluminum Co.	10,500	496
TOTAL MATERIALS		6,385
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.1%
Cogent Communications Group, Inc. (a)	8,070	143
Koninklijke KPN NV	157,716	1,492
		1,635
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC sponsored ADR	351,020	9,404
TOTAL TELECOMMUNICATION SERVICES		11,039
UTILITIES - 2.5%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	53,000	2,041
Duke Energy Corp.	28,000	615
Edison International	17,300	778
FirstEnergy Corp.	130,734	6,117
NextEra Energy, Inc.	40,985	2,678
PPL Corp.	115,566	3,163
		15,392
Gas Utilities - 0.1%
National Fuel Gas Co.	43,132	1,865
Multi-Utilities - 1.3%
National Grid PLC	960,086	9,629
PG&E Corp.	79,415	3,470
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	42,700	$ 2,776
TECO Energy, Inc.	122,340	2,129
		18,004
TOTAL UTILITIES		35,261
TOTAL COMMON STOCKS (Cost $1,325,071)		1,410,594
Preferred Stocks - 1.0%

Convertible Preferred Stocks - 0.6%
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.5%
Alere, Inc. 3.00%	36,774	7,492
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	28,600	1,497
TOTAL CONVERTIBLE PREFERRED STOCKS		8,989
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Volkswagen AG	32,510	5,216
TOTAL PREFERRED STOCKS (Cost $16,032)		14,205
Corporate Bonds - 0.7%
	Principal Amount (000s)
Convertible Bonds - 0.5%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (f)	$ 1,592	1,113
Chesapeake Energy Corp. 2.5% 5/15/37	1,190	987
		2,100
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.3%
HeartWare International, Inc. 3.5% 12/15/17	$ 1,120	$ 1,282
Integra LifeSciences Holdings Corp. 1.625% 12/15/16 (e)	3,330	3,139
		4,421
Life Sciences Tools & Services - 0.1%
Illumina, Inc. 0.25% 3/15/16 (e)	1,070	967
TOTAL HEALTH CARE		5,388
TOTAL CONVERTIBLE BONDS		7,488
Nonconvertible Bonds - 0.2%
FINANCIALS - 0.2%
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc. 5.625% 2/15/13	2,295	2,077
TOTAL CORPORATE BONDS (Cost $9,437)		9,565
Money Market Funds - 0.6%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	343,663	344
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	8,951,655	8,952
TOTAL MONEY MARKET FUNDS (Cost $9,296)		9,296
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,359,836)		1,443,660
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(4,030)
NET ASSETS - 100%		$ 1,439,630
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,111,000 or 0.4% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,927,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 3% 2/27/17	2/27/12	$ 1,592
Beazer Pre-Owned Rental Homes, Inc.	5/3/12	$ 814
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3
Fidelity Securities Lending Cash Central Fund	137
Total	$ 140
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 194,830	$ 185,021	$ 9,809	$ -
Consumer Staples	174,363	169,180	5,183	-
Energy	163,073	145,509	17,564	-
Financials	231,949	222,639	8,496	814
Health Care	164,168	161,163	3,005	-
Industrials	189,752	170,355	19,397	-
Information Technology	252,482	249,576	2,906	-
Materials	6,385	2,945	3,440	-
Telecommunication Services	11,039	9,547	1,492	-
Utilities	36,758	27,129	9,629	-
Corporate Bonds	9,565	-	8,452	1,113
Money Market Funds	9,296	9,296	-	-
Total Investments in Securities:	$ 1,443,660	$ 1,352,360	$ 89,373	$ 1,927
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(479)
Cost of Purchases	2,406
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,927
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (479)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.0%
United Kingdom	6.3%
Canada	1.5%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,517) - See accompanying schedule: Unaffiliated issuers (cost $1,350,540)	$ 1,434,364
Fidelity Central Funds (cost $9,296)	9,296
Total Investments (cost $1,359,836)		$ 1,443,660
Cash		119
Foreign currency held at value (cost $9)		9
Receivable for investments sold		6,862
Receivable for fund shares sold		165
Dividends receivable		4,941
Interest receivable		95
Distributions receivable from Fidelity Central Funds		90
Prepaid expenses		1
Other receivables		15
Total assets		1,455,957

Liabilities
Payable for investments purchased	$ 4,759
Payable for fund shares redeemed	1,513
Accrued management fee	567
Distribution and service plan fees payable	160
Other affiliated payables	323
Other payables and accrued expenses	53
Collateral on securities loaned, at value	8,952
Total liabilities		16,327

Net Assets		$ 1,439,630
Net Assets consist of:
Paid in capital		$ 1,427,137
Undistributed net investment income		11,317
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(82,624)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		83,800
Net Assets		$ 1,439,630

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($172,934 ÷ 9,609.1 shares)	$ 18.00

Maximum offering price per share (100/94.25 of $18.00)	$ 19.10
Class T: Net Asset Value and redemption price per share ($156,460 ÷ 8,695.5 shares)	$ 17.99

Maximum offering price per share (100/96.50 of $17.99)	$ 18.64
Class B: Net Asset Value and offering price per share ($11,574 ÷ 669.9 shares)A	$ 17.28

Class C: Net Asset Value and offering price per share ($53,444 ÷ 3,100.3 shares)A	$ 17.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,045,218 ÷ 57,649.6 shares)	$ 18.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 20,217
Interest		382
Income from Fidelity Central Funds		140
Total income		20,739

Expenses
Management fee	$ 3,448
Transfer agent fees	1,704
Distribution and service plan fees	984
Accounting and security lending fees	237
Custodian fees and expenses	56
Independent trustees' compensation	5
Registration fees	39
Audit	34
Legal	2
Miscellaneous	7
Total expenses before reductions	6,516
Expense reductions	(38)	6,478
Net investment income (loss)		14,261
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,277
Foreign currency transactions	2
Futures contracts	(241)
Total net realized gain (loss)		5,038
Change in net unrealized appreciation (depreciation) on: Investment securities	86,576
Assets and liabilities in foreign currencies	(31)
Total change in net unrealized appreciation (depreciation)		86,545
Net gain (loss)		91,583
Net increase (decrease) in net assets resulting from operations		$ 105,844

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,261	$ 19,574
Net realized gain (loss)	5,038	196,652
Change in net unrealized appreciation (depreciation)	86,545	(130,536)
Net increase (decrease) in net assets resulting from operations	105,844	85,690
Distributions to shareholders from net investment income	(20,693)	(5,465)
Share transactions - net increase (decrease)	(56,933)	(24,995)
Total increase (decrease) in net assets	28,218	55,230

Net Assets
Beginning of period	1,411,412	1,356,182
End of period (including undistributed net investment income of $11,317 and undistributed net investment income of $17,749, respectively)	$ 1,439,630	$ 1,411,412

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 17.00	$ 16.05	$ 14.67	$ 11.96	$ 21.84	$ 19.98
Income from Investment Operations
Net investment income (loss) E	.16	.21	.04	.08	.12	.10
Net realized and unrealized gain (loss)	1.06	.78	1.41	2.75	(8.82)	2.28
Total from investment operations	1.22	.99	1.45	2.83	(8.70)	2.38
Distributions from net investment income	(.22)	(.04)	(.07)	(.12)	(.09)	(.07)
Distributions from net realized gain	-	-	-	-	(1.10)	(.45)
Total distributions	(.22)	(.04)	(.07)	(.12)	(1.18) J	(.52)
Net asset value, end of period	$ 18.00	$ 17.00	$ 16.05	$ 14.67	$ 11.96	$ 21.84
Total Return B, C, D	7.23%	6.17%	9.90%	23.96%	(42.07)%	12.21%
Ratios to Average Net Assets F, H
Expenses before reductions	1.05% A	1.06%	1.05%	1.09%	1.06%	1.04%
Expenses net of fee waivers, if any	1.05% A	1.06%	1.05%	1.09%	1.06%	1.04%
Expenses net of all reductions	1.05% A	1.05%	1.05%	1.08%	1.06%	1.04%
Net investment income (loss)	1.71% A	1.22%	.26%	.60%	.67%	.47%
Supplemental Data
Net assets, end of period (in millions)	$ 173	$ 170	$ 232	$ 252	$ 228	$ 309
Portfolio turnover rate G	65% A	123%	102%	117%	124% I	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Total distributions of $1.183 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $1.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.97	$ 16.02	$ 14.64	$ 11.90	$ 21.70	$ 19.85
Income from Investment Operations
Net investment income (loss) E	.14	.17	-J	.04	.08	.05
Net realized and unrealized gain (loss)	1.05	.78	1.41	2.75	(8.76)	2.26
Total from investment operations	1.19	.95	1.41	2.79	(8.68)	2.31
Distributions from net investment income	(.17)	-	(.03)	(.05)	(.02)	(.01)
Distributions from net realized gain	-	-	-	-	(1.10)	(.45)
Total distributions	(.17)	-	(.03)	(.05)	(1.12) K	(.46)
Net asset value, end of period	$ 17.99	$ 16.97	$ 16.02	$ 14.64	$ 11.90	$ 21.70
Total Return B, C, D	7.08%	5.93%	9.63%	23.57%	(42.16)%	11.88%
Ratios to Average Net Assets F, H
Expenses before reductions	1.27% A	1.29%	1.31%	1.34%	1.28%	1.26%
Expenses net of fee waivers, if any	1.27% A	1.29%	1.31%	1.34%	1.28%	1.26%
Expenses net of all reductions	1.27% A	1.28%	1.30%	1.34%	1.28%	1.25%
Net investment income (loss)	1.48% A	.99%	.01%	.35%	.45%	.26%
Supplemental Data
Net assets, end of period (in millions)	$ 156	$ 158	$ 178	$ 201	$ 204	$ 440
Portfolio turnover rate G	65% A	123%	102%	117%	124% I	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

K Total distributions of $1.118 per share is comprised of distributions from net investment income of $.020 and distributions from net realized gain of $1.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.24	$ 15.41	$ 14.13	$ 11.49	$ 21.02	$ 19.18
Income from Investment Operations
Net investment income (loss) E	.08	.08	(.07)	(.02)	(.01)	(.06)
Net realized and unrealized gain (loss)	1.02	.75	1.35	2.66	(8.48)	2.20
Total from investment operations	1.10	.83	1.28	2.64	(8.49)	2.14
Distributions from net investment income	(.06)	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	(1.04)	(.30)
Total distributions	(.06)	-	-	-	(1.04)	(.30)
Net asset value, end of period	$ 17.28	$ 16.24	$ 15.41	$ 14.13	$ 11.49	$ 21.02
Total Return B, C, D	6.82%	5.39%	9.06%	22.98%	(42.48)%	11.30%
Ratios to Average Net Assets F, H
Expenses before reductions	1.81% A	1.81%	1.82%	1.85%	1.81%	1.81%
Expenses net of fee waivers, if any	1.81% A	1.81%	1.82%	1.85%	1.81%	1.81%
Expenses net of all reductions	1.81% A	1.80%	1.81%	1.84%	1.81%	1.81%
Net investment income (loss)	.95% A	.47%	(.51)%	(.16)%	(.08)%	(.30)%
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 13	$ 19	$ 27	$ 31	$ 84
Portfolio turnover rate G	65% A	123%	102%	117%	124% I	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.23	$ 15.39	$ 14.12	$ 11.47	$ 20.99	$ 19.21
Income from Investment Operations
Net investment income (loss) E	.09	.08	(.07)	(.02)	(.01)	(.05)
Net realized and unrealized gain (loss)	1.01	.76	1.34	2.67	(8.47)	2.20
Total from investment operations	1.10	.84	1.27	2.65	(8.48)	2.15
Distributions from net investment income	(.09)	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	(1.04)	(.37)
Total distributions	(.09)	-	-	-	(1.04)	(.37)
Net asset value, end of period	$ 17.24	$ 16.23	$ 15.39	$ 14.12	$ 11.47	$ 20.99
Total Return B, C, D	6.83%	5.46%	8.99%	23.10%	(42.49)%	11.38%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77% A	1.78%	1.80%	1.84%	1.79%	1.77%
Expenses net of fee waivers, if any	1.77% A	1.78%	1.80%	1.84%	1.79%	1.77%
Expenses net of all reductions	1.76% A	1.77%	1.80%	1.83%	1.78%	1.76%
Net investment income (loss)	.99% A	.50%	(.49)%	(.15)%	(.05)%	(.25)%
Supplemental Data
Net assets, end of period (in millions)	$ 53	$ 53	$ 58	$ 63	$ 59	$ 121
Portfolio turnover rate G	65% A	123%	102%	117%	124% I	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 17.16	$ 16.19	$ 14.80	$ 12.07	$ 22.03	$ 20.15
Income from Investment Operations
Net investment income (loss) D	.19	.27	.09	.12	.18	.17
Net realized and unrealized gain (loss)	1.06	.79	1.41	2.78	(8.89)	2.29
Total from investment operations	1.25	1.06	1.50	2.90	(8.71)	2.46
Distributions from net investment income	(.28)	(.09)	(.11)	(.17)	(.15)	(.13)
Distributions from net realized gain	-	-	-	-	(1.10)	(.45)
Total distributions	(.28)	(.09)	(.11)	(.17)	(1.25) I	(.58)
Net asset value, end of period	$ 18.13	$ 17.16	$ 16.19	$ 14.80	$ 12.07	$ 22.03
Total Return B, C	7.40%	6.56%	10.23%	24.36%	(41.88)%	12.53%
Ratios to Average Net Assets E, G
Expenses before reductions	.71% A	.72%	.73%	.77%	.74%	.72%
Expenses net of fee waivers, if any	.71% A	.72%	.73%	.77%	.74%	.72%
Expenses net of all reductions	.71% A	.71%	.72%	.77%	.73%	.72%
Net investment income (loss)	2.04% A	1.56%	.59%	.92%	1.00%	.79%
Supplemental Data
Net assets, end of period (in millions)	$ 1,045	$ 1,017	$ 870	$ 1,017	$ 725	$ 814
Portfolio turnover rate F	65% A	123%	102%	117%	124% H	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Total distributions of $1.252 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $1.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Growth & Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

a period of three fiscal years after they are filed. State and local tax returns may be subject to an examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, equity-debt classifications, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 156,980
Gross unrealized depreciation	(84,137)
Net unrealized appreciation (depreciation) on securities and other investments	$ 72,843
Tax cost	$ 1,370,817

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (6,093)
2017	(52,884)
Total capital loss carryforward	$ (58,977)

The capital loss carryforward expiring fiscal 2016 was acquired from Capital One Capital Appreciation Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily

Semiannual Report

5. Derivative Instruments - continued

Futures Contracts - continued

variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

During the period the Fund recognized net realized gain (loss) of $(241) related to its investment in futures contracts. This amount is included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $482,797 and $541,182, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 226	$ 2
Class T	.25%	.25%	413	2
Class B	.75%	.25%	65	49
Class C	.75%	.25%	280	8
			$ 984	$ 61

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 24
Class T	10
Class B*	9
Class C*	1
$ 44

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 266.29
Class T	220.27
Class B	20.30
Class C	73.26
Institutional Class	1,125.21
	$ 1,704

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $16 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,486.42%		$ -*

* Amount represents two hundred sixty-one dollars.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Security Lending - continued

cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $108. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $137, including $1 from securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $38 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net investment income
Class A	$ 2,140	$ 579
Class T	1,601	-
Class B	51	-
Class C	303	-
Institutional Class	16,598	4,886
Total	$ 20,693	$ 5,465

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	788	1,255	$ 14,369	$ 21,690
Reinvestment of distributions	111	25	1,895	420
Shares redeemed	(1,301)	(5,729)	(23,839)	(98,274)
Net increase (decrease)	(402)	(4,449)	$ (7,575)	$ (76,164)

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class T
Shares sold	423	839	$ 7,688	$ 14,531
Reinvestment of distributions	90	-	1,534	-
Shares redeemed	(1,145)	(2,612)	(20,829)	(44,989)
Net increase (decrease)	(632)	(1,773)	$ (11,607)	$ (30,458)
Class B
Shares sold	10	8	$ 166	$ 150
Reinvestment of distributions	3	-	47	-
Shares redeemed	(147)	(420)	(2,602)	(7,020)
Net increase (decrease)	(134)	(412)	$ (2,389)	$ (6,870)
Class C
Shares sold	115	227	$ 2,030	$ 3,775
Reinvestment of distributions	16	-	262	-
Shares redeemed	(309)	(706)	(5,418)	(11,678)
Net increase (decrease)	(178)	(479)	$ (3,126)	$ (7,903)
Institutional Class
Shares sold	4,588	11,017	$ 83,787	$ 191,119
Reinvestment of distributions	968	286	16,561	4,871
Shares redeemed	(7,138)	(5,784)	(132,584)	(99,590)
Net increase (decrease)	(1,582)	5,519	$ (32,236)	$ 96,400

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Advisor Freedom 2030 Fund® was the owner of record of approximately 10% of the total outstanding shares of the fund. The Fidelity Advisor Freedom Funds® were the owners of record, in the aggregate, of approximately 59% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGAI-USAN-0712
1.786791.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Growth & Income

Fund - Institutional Class

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	1.05%
Actual		$ 1,000.00	$ 1,072.30	$ 5.44
HypotheticalA		$ 1,000.00	$ 1,019.75	$ 5.30
Class T	1.27%
Actual		$ 1,000.00	$ 1,070.80	$ 6.57
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.41
Class B	1.81%
Actual		$ 1,000.00	$ 1,068.20	$ 9.36
HypotheticalA		$ 1,000.00	$ 1,015.95	$ 9.12
Class C	1.77%
Actual		$ 1,000.00	$ 1,068.30	$ 9.15
HypotheticalA		$ 1,000.00	$ 1,016.15	$ 8.92
Institutional Class	.71%
Actual		$ 1,000.00	$ 1,074.00	$ 3.68
HypotheticalA		$ 1,000.00	$ 1,021.45	$ 3.59

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.2	3.6
Wells Fargo & Co.	3.8	3.5
Chevron Corp.	3.4	3.7
JPMorgan Chase & Co.	3.3	2.9
Exxon Mobil Corp.	2.5	3.5
General Electric Co.	2.4	2.3
Procter & Gamble Co.	2.2	1.9
Microsoft Corp.	2.0	1.1
Comcast Corp. Class A (special) (non-vtg.)	2.0	1.0
Merck & Co., Inc.	1.8	1.8
	28.6
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.5	17.6
Financials	16.3	16.1
Consumer Discretionary	13.6	13.6
Industrials	13.2	14.3
Consumer Staples	12.1	12.0
Asset Allocation (% of fund's net assets)
As of May 31, 2012 *		As of November 30, 2011 **
	Stocks 98.4%		Stocks 98.4%
	Bonds 0.2%		Bonds 0.0%
	Convertible Securities 1.1%		Convertible Securities 0.9%
	Short-Term Investments and Net Other Assets (Liabilities) 0.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.7%
* Foreign investments	12.0%	** Foreign investments	13.6%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.6%
Gentex Corp.	149,498	$ 3,334
Johnson Controls, Inc.	160,810	4,847
		8,181
Automobiles - 0.3%
Bayerische Motoren Werke AG (BMW)	60,471	4,593
Distributors - 0.2%
Li & Fung Ltd.	948,000	1,739
LKQ Corp. (a)	48,600	1,771
		3,510
Diversified Consumer Services - 0.1%
Strayer Education, Inc. (d)	22,440	2,016
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.	183,824	16,423
Yum! Brands, Inc.	50,522	3,555
		19,978
Household Durables - 1.6%
D.R. Horton, Inc.	209,047	3,470
Newell Rubbermaid, Inc.	210,709	3,877
Ryland Group, Inc.	337,365	7,543
Toll Brothers, Inc. (a)	304,160	8,297
		23,187
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	188,193	6,666
Media - 5.0%
Comcast Corp. Class A (special) (non-vtg.)	997,909	28,660
The Walt Disney Co.	161,554	7,385
Thomson Reuters Corp.	138,600	3,810
Time Warner Cable, Inc.	58,632	4,421
Time Warner, Inc.	639,082	22,029
Viacom, Inc. Class B (non-vtg.)	102,611	4,898
		71,203
Multiline Retail - 1.7%
Target Corp.	427,470	24,755
Specialty Retail - 1.8%
Destination Maternity Corp.	15,100	294
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.	865,339	$ 23,122
Staples, Inc.	160,496	2,109
		25,525
TOTAL CONSUMER DISCRETIONARY		189,614
CONSUMER STAPLES - 12.1%
Beverages - 3.7%
Dr Pepper Snapple Group, Inc.	265,704	10,963
Molson Coors Brewing Co. Class B	12,700	488
PepsiCo, Inc.	281,156	19,076
The Coca-Cola Co.	312,860	23,380
		53,907
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	197,551	8,878
Safeway, Inc.	87,736	1,669
Walgreen Co.	225,721	6,889
		17,436
Food Products - 0.6%
Kellogg Co.	171,293	8,356
Household Products - 4.6%
Colgate-Palmolive Co.	89,975	8,845
Kimberly-Clark Corp.	254,559	20,199
Procter & Gamble Co.	512,825	31,944
Reckitt Benckiser Group PLC	97,400	5,183
WD-40 Co.	3,404	159
		66,330
Tobacco - 2.0%
British American Tobacco PLC sponsored ADR	178,268	16,771
Lorillard, Inc.	93,555	11,563
		28,334
TOTAL CONSUMER STAPLES		174,363
ENERGY - 11.3%
Energy Equipment & Services - 1.6%
Exterran Partners LP	102,298	2,018
Fugro NV (Certificaten Van Aandelen) unit	4,900	282
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	440,785	$ 13,250
Schlumberger Ltd.	111,065	7,025
		22,575
Oil, Gas & Consumable Fuels - 9.7%
ARC Resources Ltd. (d)	145,400	2,913
Atlas Pipeline Partners, LP	75,600	2,268
Bonavista Energy Corp. (d)	51,500	883
Bonavista Energy Corp. (e)	58,600	1,005
BP PLC sponsored ADR	138,479	5,049
Chevron Corp.	497,435	48,903
Exxon Mobil Corp.	451,222	35,480
Holly Energy Partners LP	9,600	543
Legacy Reserves LP	29,968	740
Markwest Energy Partners LP	31,533	1,512
Occidental Petroleum Corp.	72,606	5,755
Penn West Petroleum Ltd.	116,700	1,557
Royal Dutch Shell PLC Class A (United Kingdom)	556,002	17,282
Suncor Energy, Inc.	382,800	10,389
Williams Companies, Inc.	203,710	6,219
		140,498
TOTAL ENERGY		163,073
FINANCIALS - 16.1%
Capital Markets - 2.9%
BlackRock, Inc. Class A	16,100	2,750
Charles Schwab Corp.	914,680	11,397
Greenhill & Co., Inc.	72,125	2,515
ICAP PLC	372,800	1,963
KKR & Co. LP	473,439	5,563
Morgan Stanley	326,277	4,359
Northern Trust Corp.	176,037	7,601
The Blackstone Group LP	312,900	3,767
UBS AG (NY Shares)	127,400	1,450
		41,365
Commercial Banks - 6.6%
BB&T Corp.	293,695	8,875
City National Corp.	52,403	2,603
Comerica, Inc.	48,629	1,479
DBS Group Holdings Ltd.	13,164	135
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
First Niagara Financial Group, Inc.	76,710	$ 619
Standard Chartered PLC (United Kingdom)	92,590	1,875
SunTrust Banks, Inc.	351,666	8,060
U.S. Bancorp	556,570	17,315
Wells Fargo & Co.	1,686,161	54,041
		95,002
Diversified Financial Services - 5.5%
Citigroup, Inc.	530,586	14,066
CME Group, Inc.	33,551	8,642
JPMorgan Chase & Co.	1,466,532	48,616
KKR Financial Holdings LLC	1,016,225	8,526
		79,850
Insurance - 0.7%
ACE Ltd.	3,990	289
MetLife, Inc.	171,930	5,022
MetLife, Inc. unit (a)	79,700	4,658
		9,969
Real Estate Investment Trusts - 0.3%
American Capital Agency Corp.	4,525	148
Rayonier, Inc.	11,900	511
Sun Communities, Inc.	45,300	1,867
Two Harbors Investment Corp.	130,500	1,349
		3,875
Real Estate Management & Development - 0.0%
Beazer Pre-Owned Rental Homes, Inc. (f)	40,700	814
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	49,342	125
Radian Group, Inc. (d)	382,577	949
		1,074
TOTAL FINANCIALS		231,949
HEALTH CARE - 10.9%
Biotechnology - 1.0%
Amgen, Inc.	197,943	13,761
ARIAD Pharmaceuticals, Inc. (a)	53,157	881
		14,642
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	39,100	$ 1,979
St. Jude Medical, Inc.	69,831	2,683
		4,662
Health Care Providers & Services - 2.3%
Aetna, Inc.	125,200	5,119
McKesson Corp.	163,210	14,245
United Drug PLC (Ireland)	102,031	278
WellPoint, Inc.	200,778	13,530
		33,172
Health Care Technology - 0.2%
Quality Systems, Inc.	83,202	2,380
Life Sciences Tools & Services - 0.2%
QIAGEN NV (a)(d)	163,202	2,611
Pharmaceuticals - 6.9%
Abbott Laboratories	183,300	11,326
AstraZeneca PLC sponsored ADR	24,400	986
Cardiome Pharma Corp. (a)	263,765	108
Eli Lilly & Co.	71,000	2,907
GlaxoSmithKline PLC sponsored ADR	281,231	12,405
Johnson & Johnson	382,057	23,852
Merck & Co., Inc.	699,900	26,302
Pfizer, Inc.	850,296	18,596
Sanofi SA (d)	40,033	2,727
		99,209
TOTAL HEALTH CARE		156,676
INDUSTRIALS - 13.2%
Aerospace & Defense - 3.4%
Honeywell International, Inc.	133,371	7,423
Meggitt PLC	136,500	797
MTU Aero Engines Holdings AG	15,400	1,133
Raytheon Co.	137,216	6,905
Rockwell Collins, Inc.	205,929	10,373
The Boeing Co.	137,632	9,581
United Technologies Corp.	169,561	12,566
		48,778
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	112,489	$ 6,554
United Parcel Service, Inc. Class B	143,885	10,783
		17,337
Building Products - 0.9%
Compagnie de St. Gobain	17,100	609
Lennox International, Inc.	102,529	4,397
Owens Corning (a)	284,392	8,776
		13,782
Commercial Services & Supplies - 0.7%
Healthcare Services Group, Inc.	3,382	66
Interface, Inc.	187,472	2,379
Intrum Justitia AB	21,427	299
Republic Services, Inc.	278,954	7,353
		10,097
Electrical Equipment - 0.4%
Emerson Electric Co.	137,261	6,420
Industrial Conglomerates - 3.5%
Danaher Corp.	173,400	9,012
DCC PLC (Ireland)	37,700	886
General Electric Co.	1,775,024	33,885
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	337,667	6,010
		49,793
Machinery - 1.7%
Douglas Dynamics, Inc.	262,995	3,361
Illinois Tool Works, Inc.	53,850	3,024
Ingersoll-Rand PLC	212,482	8,778
Schindler Holding AG (participation certificate)	19,532	2,168
Stanley Black & Decker, Inc.	104,662	6,934
		24,265
Marine - 0.2%
Kuehne & Nagel International AG	24,095	2,569
Professional Services - 0.8%
Amadeus Fire AG	4,871	215
Bureau Veritas SA	59,855	5,158
Michael Page International PLC	1,010,980	5,563
		10,936
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	10,700	$ 611
Kansas City Southern	8,900	587
		1,198
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	4,200	813
Watsco, Inc.	51,135	3,764
		4,577
TOTAL INDUSTRIALS		189,752
INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 1.3%
Cisco Systems, Inc.	616,547	10,068
Juniper Networks, Inc. (a)	119,140	2,049
QUALCOMM, Inc.	102,090	5,851
		17,968
Computers & Peripherals - 6.0%
Apple, Inc. (a)	129,430	74,776
EMC Corp. (a)	295,233	7,041
Hewlett-Packard Co.	223,555	5,070
		86,887
Internet Software & Services - 1.6%
Google, Inc. Class A (a)	39,513	22,952
IT Services - 5.8%
Accenture PLC Class A	24,617	1,406
Cognizant Technology Solutions Corp. Class A (a)	85,194	4,963
Fidelity National Information Services, Inc.	267,140	8,757
IBM Corp.	41,600	8,025
MasterCard, Inc. Class A	39,939	16,236
Paychex, Inc.	749,006	22,448
SAIC, Inc.	40,800	453
The Western Union Co.	536,303	8,795
Total System Services, Inc.	20,400	475
Visa, Inc. Class A	108,996	12,556
		84,114
Software - 2.8%
Intuit, Inc.	51,440	2,892
Microsoft Corp.	995,246	29,051
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	215,793	$ 5,712
Royalblue Group PLC	122,112	2,906
		40,561
TOTAL INFORMATION TECHNOLOGY		252,482
MATERIALS - 0.4%
Chemicals - 0.4%
E.I. du Pont de Nemours & Co.	50,749	2,449
Syngenta AG (Switzerland)	10,680	3,440
		5,889
Metals & Mining - 0.0%
Reliance Steel & Aluminum Co.	10,500	496
TOTAL MATERIALS		6,385
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.1%
Cogent Communications Group, Inc. (a)	8,070	143
Koninklijke KPN NV	157,716	1,492
		1,635
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC sponsored ADR	351,020	9,404
TOTAL TELECOMMUNICATION SERVICES		11,039
UTILITIES - 2.5%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	53,000	2,041
Duke Energy Corp.	28,000	615
Edison International	17,300	778
FirstEnergy Corp.	130,734	6,117
NextEra Energy, Inc.	40,985	2,678
PPL Corp.	115,566	3,163
		15,392
Gas Utilities - 0.1%
National Fuel Gas Co.	43,132	1,865
Multi-Utilities - 1.3%
National Grid PLC	960,086	9,629
PG&E Corp.	79,415	3,470
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	42,700	$ 2,776
TECO Energy, Inc.	122,340	2,129
		18,004
TOTAL UTILITIES		35,261
TOTAL COMMON STOCKS (Cost $1,325,071)		1,410,594
Preferred Stocks - 1.0%

Convertible Preferred Stocks - 0.6%
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.5%
Alere, Inc. 3.00%	36,774	7,492
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	28,600	1,497
TOTAL CONVERTIBLE PREFERRED STOCKS		8,989
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Volkswagen AG	32,510	5,216
TOTAL PREFERRED STOCKS (Cost $16,032)		14,205
Corporate Bonds - 0.7%
	Principal Amount (000s)
Convertible Bonds - 0.5%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (f)	$ 1,592	1,113
Chesapeake Energy Corp. 2.5% 5/15/37	1,190	987
		2,100
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.3%
HeartWare International, Inc. 3.5% 12/15/17	$ 1,120	$ 1,282
Integra LifeSciences Holdings Corp. 1.625% 12/15/16 (e)	3,330	3,139
		4,421
Life Sciences Tools & Services - 0.1%
Illumina, Inc. 0.25% 3/15/16 (e)	1,070	967
TOTAL HEALTH CARE		5,388
TOTAL CONVERTIBLE BONDS		7,488
Nonconvertible Bonds - 0.2%
FINANCIALS - 0.2%
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc. 5.625% 2/15/13	2,295	2,077
TOTAL CORPORATE BONDS (Cost $9,437)		9,565
Money Market Funds - 0.6%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	343,663	344
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	8,951,655	8,952
TOTAL MONEY MARKET FUNDS (Cost $9,296)		9,296
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,359,836)		1,443,660
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(4,030)
NET ASSETS - 100%		$ 1,439,630
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,111,000 or 0.4% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,927,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 3% 2/27/17	2/27/12	$ 1,592
Beazer Pre-Owned Rental Homes, Inc.	5/3/12	$ 814
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3
Fidelity Securities Lending Cash Central Fund	137
Total	$ 140
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 194,830	$ 185,021	$ 9,809	$ -
Consumer Staples	174,363	169,180	5,183	-
Energy	163,073	145,509	17,564	-
Financials	231,949	222,639	8,496	814
Health Care	164,168	161,163	3,005	-
Industrials	189,752	170,355	19,397	-
Information Technology	252,482	249,576	2,906	-
Materials	6,385	2,945	3,440	-
Telecommunication Services	11,039	9,547	1,492	-
Utilities	36,758	27,129	9,629	-
Corporate Bonds	9,565	-	8,452	1,113
Money Market Funds	9,296	9,296	-	-
Total Investments in Securities:	$ 1,443,660	$ 1,352,360	$ 89,373	$ 1,927
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(479)
Cost of Purchases	2,406
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,927
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (479)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.0%
United Kingdom	6.3%
Canada	1.5%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,517) - See accompanying schedule: Unaffiliated issuers (cost $1,350,540)	$ 1,434,364
Fidelity Central Funds (cost $9,296)	9,296
Total Investments (cost $1,359,836)		$ 1,443,660
Cash		119
Foreign currency held at value (cost $9)		9
Receivable for investments sold		6,862
Receivable for fund shares sold		165
Dividends receivable		4,941
Interest receivable		95
Distributions receivable from Fidelity Central Funds		90
Prepaid expenses		1
Other receivables		15
Total assets		1,455,957

Liabilities
Payable for investments purchased	$ 4,759
Payable for fund shares redeemed	1,513
Accrued management fee	567
Distribution and service plan fees payable	160
Other affiliated payables	323
Other payables and accrued expenses	53
Collateral on securities loaned, at value	8,952
Total liabilities		16,327

Net Assets		$ 1,439,630
Net Assets consist of:
Paid in capital		$ 1,427,137
Undistributed net investment income		11,317
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(82,624)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		83,800
Net Assets		$ 1,439,630

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($172,934 ÷ 9,609.1 shares)	$ 18.00

Maximum offering price per share (100/94.25 of $18.00)	$ 19.10
Class T: Net Asset Value and redemption price per share ($156,460 ÷ 8,695.5 shares)	$ 17.99

Maximum offering price per share (100/96.50 of $17.99)	$ 18.64
Class B: Net Asset Value and offering price per share ($11,574 ÷ 669.9 shares)A	$ 17.28

Class C: Net Asset Value and offering price per share ($53,444 ÷ 3,100.3 shares)A	$ 17.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,045,218 ÷ 57,649.6 shares)	$ 18.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 20,217
Interest		382
Income from Fidelity Central Funds		140
Total income		20,739

Expenses
Management fee	$ 3,448
Transfer agent fees	1,704
Distribution and service plan fees	984
Accounting and security lending fees	237
Custodian fees and expenses	56
Independent trustees' compensation	5
Registration fees	39
Audit	34
Legal	2
Miscellaneous	7
Total expenses before reductions	6,516
Expense reductions	(38)	6,478
Net investment income (loss)		14,261
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,277
Foreign currency transactions	2
Futures contracts	(241)
Total net realized gain (loss)		5,038
Change in net unrealized appreciation (depreciation) on: Investment securities	86,576
Assets and liabilities in foreign currencies	(31)
Total change in net unrealized appreciation (depreciation)		86,545
Net gain (loss)		91,583
Net increase (decrease) in net assets resulting from operations		$ 105,844

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,261	$ 19,574
Net realized gain (loss)	5,038	196,652
Change in net unrealized appreciation (depreciation)	86,545	(130,536)
Net increase (decrease) in net assets resulting from operations	105,844	85,690
Distributions to shareholders from net investment income	(20,693)	(5,465)
Share transactions - net increase (decrease)	(56,933)	(24,995)
Total increase (decrease) in net assets	28,218	55,230

Net Assets
Beginning of period	1,411,412	1,356,182
End of period (including undistributed net investment income of $11,317 and undistributed net investment income of $17,749, respectively)	$ 1,439,630	$ 1,411,412

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 17.00	$ 16.05	$ 14.67	$ 11.96	$ 21.84	$ 19.98
Income from Investment Operations
Net investment income (loss) E	.16	.21	.04	.08	.12	.10
Net realized and unrealized gain (loss)	1.06	.78	1.41	2.75	(8.82)	2.28
Total from investment operations	1.22	.99	1.45	2.83	(8.70)	2.38
Distributions from net investment income	(.22)	(.04)	(.07)	(.12)	(.09)	(.07)
Distributions from net realized gain	-	-	-	-	(1.10)	(.45)
Total distributions	(.22)	(.04)	(.07)	(.12)	(1.18) J	(.52)
Net asset value, end of period	$ 18.00	$ 17.00	$ 16.05	$ 14.67	$ 11.96	$ 21.84
Total Return B, C, D	7.23%	6.17%	9.90%	23.96%	(42.07)%	12.21%
Ratios to Average Net Assets F, H
Expenses before reductions	1.05% A	1.06%	1.05%	1.09%	1.06%	1.04%
Expenses net of fee waivers, if any	1.05% A	1.06%	1.05%	1.09%	1.06%	1.04%
Expenses net of all reductions	1.05% A	1.05%	1.05%	1.08%	1.06%	1.04%
Net investment income (loss)	1.71% A	1.22%	.26%	.60%	.67%	.47%
Supplemental Data
Net assets, end of period (in millions)	$ 173	$ 170	$ 232	$ 252	$ 228	$ 309
Portfolio turnover rate G	65% A	123%	102%	117%	124% I	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Total distributions of $1.183 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $1.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.97	$ 16.02	$ 14.64	$ 11.90	$ 21.70	$ 19.85
Income from Investment Operations
Net investment income (loss) E	.14	.17	-J	.04	.08	.05
Net realized and unrealized gain (loss)	1.05	.78	1.41	2.75	(8.76)	2.26
Total from investment operations	1.19	.95	1.41	2.79	(8.68)	2.31
Distributions from net investment income	(.17)	-	(.03)	(.05)	(.02)	(.01)
Distributions from net realized gain	-	-	-	-	(1.10)	(.45)
Total distributions	(.17)	-	(.03)	(.05)	(1.12) K	(.46)
Net asset value, end of period	$ 17.99	$ 16.97	$ 16.02	$ 14.64	$ 11.90	$ 21.70
Total Return B, C, D	7.08%	5.93%	9.63%	23.57%	(42.16)%	11.88%
Ratios to Average Net Assets F, H
Expenses before reductions	1.27% A	1.29%	1.31%	1.34%	1.28%	1.26%
Expenses net of fee waivers, if any	1.27% A	1.29%	1.31%	1.34%	1.28%	1.26%
Expenses net of all reductions	1.27% A	1.28%	1.30%	1.34%	1.28%	1.25%
Net investment income (loss)	1.48% A	.99%	.01%	.35%	.45%	.26%
Supplemental Data
Net assets, end of period (in millions)	$ 156	$ 158	$ 178	$ 201	$ 204	$ 440
Portfolio turnover rate G	65% A	123%	102%	117%	124% I	88%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

K Total distributions of $1.118 per share is comprised of distributions from net investment income of $.020 and distributions from net realized gain of $1.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.24	$ 15.41	$ 14.13	$ 11.49	$ 21.02	$ 19.18
Income from Investment Operations
Net investment income (loss) E	.08	.08	(.07)	(.02)	(.01)	(.06)
Net realized and unrealized gain (loss)	1.02	.75	1.35	2.66	(8.48)	2.20
Total from investment operations	1.10	.83	1.28	2.64	(8.49)	2.14
Distributions from net investment income	(.06)	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	(1.04)	(.30)
Total distributions	(.06)	-	-	-	(1.04)	(.30)
Net asset value, end of period	$ 17.28	$ 16.24	$ 15.41	$ 14.13	$ 11.49	$ 21.02
Total Return B, C, D	6.82%	5.39%	9.06%	22.98%	(42.48)%	11.30%
Ratios to Average Net Assets F, H
Expenses before reductions	1.81% A	1.81%	1.82%	1.85%	1.81%	1.81%
Expenses net of fee waivers, if any	1.81% A	1.81%	1.82%	1.85%	1.81%	1.81%
Expenses net of all reductions	1.81% A	1.80%	1.81%	1.84%	1.81%	1.81%
Net investment income (loss)	.95% A	.47%	(.51)%	(.16)%	(.08)%	(.30)%
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 13	$ 19	$ 27	$ 31	$ 84
Portfolio turnover rate G	65% A	123%	102%	117%	124% I	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.23	$ 15.39	$ 14.12	$ 11.47	$ 20.99	$ 19.21
Income from Investment Operations
Net investment income (loss) E	.09	.08	(.07)	(.02)	(.01)	(.05)
Net realized and unrealized gain (loss)	1.01	.76	1.34	2.67	(8.47)	2.20
Total from investment operations	1.10	.84	1.27	2.65	(8.48)	2.15
Distributions from net investment income	(.09)	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	(1.04)	(.37)
Total distributions	(.09)	-	-	-	(1.04)	(.37)
Net asset value, end of period	$ 17.24	$ 16.23	$ 15.39	$ 14.12	$ 11.47	$ 20.99
Total Return B, C, D	6.83%	5.46%	8.99%	23.10%	(42.49)%	11.38%
Ratios to Average Net Assets F, H
Expenses before reductions	1.77% A	1.78%	1.80%	1.84%	1.79%	1.77%
Expenses net of fee waivers, if any	1.77% A	1.78%	1.80%	1.84%	1.79%	1.77%
Expenses net of all reductions	1.76% A	1.77%	1.80%	1.83%	1.78%	1.76%
Net investment income (loss)	.99% A	.50%	(.49)%	(.15)%	(.05)%	(.25)%
Supplemental Data
Net assets, end of period (in millions)	$ 53	$ 53	$ 58	$ 63	$ 59	$ 121
Portfolio turnover rate G	65% A	123%	102%	117%	124% I	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 17.16	$ 16.19	$ 14.80	$ 12.07	$ 22.03	$ 20.15
Income from Investment Operations
Net investment income (loss) D	.19	.27	.09	.12	.18	.17
Net realized and unrealized gain (loss)	1.06	.79	1.41	2.78	(8.89)	2.29
Total from investment operations	1.25	1.06	1.50	2.90	(8.71)	2.46
Distributions from net investment income	(.28)	(.09)	(.11)	(.17)	(.15)	(.13)
Distributions from net realized gain	-	-	-	-	(1.10)	(.45)
Total distributions	(.28)	(.09)	(.11)	(.17)	(1.25) I	(.58)
Net asset value, end of period	$ 18.13	$ 17.16	$ 16.19	$ 14.80	$ 12.07	$ 22.03
Total Return B, C	7.40%	6.56%	10.23%	24.36%	(41.88)%	12.53%
Ratios to Average Net Assets E, G
Expenses before reductions	.71% A	.72%	.73%	.77%	.74%	.72%
Expenses net of fee waivers, if any	.71% A	.72%	.73%	.77%	.74%	.72%
Expenses net of all reductions	.71% A	.71%	.72%	.77%	.73%	.72%
Net investment income (loss)	2.04% A	1.56%	.59%	.92%	1.00%	.79%
Supplemental Data
Net assets, end of period (in millions)	$ 1,045	$ 1,017	$ 870	$ 1,017	$ 725	$ 814
Portfolio turnover rate F	65% A	123%	102%	117%	124% H	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Total distributions of $1.252 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $1.098 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Growth & Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

a period of three fiscal years after they are filed. State and local tax returns may be subject to an examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, equity-debt classifications, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 156,980
Gross unrealized depreciation	(84,137)
Net unrealized appreciation (depreciation) on securities and other investments	$ 72,843
Tax cost	$ 1,370,817

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (6,093)
2017	(52,884)
Total capital loss carryforward	$ (58,977)

The capital loss carryforward expiring fiscal 2016 was acquired from Capital One Capital Appreciation Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily

Semiannual Report

5. Derivative Instruments - continued

Futures Contracts - continued

variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

During the period the Fund recognized net realized gain (loss) of $(241) related to its investment in futures contracts. This amount is included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $482,797 and $541,182, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 226	$ 2
Class T	.25%	.25%	413	2
Class B	.75%	.25%	65	49
Class C	.75%	.25%	280	8
			$ 984	$ 61

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 24
Class T	10
Class B*	9
Class C*	1
$ 44

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 266.29
Class T	220.27
Class B	20.30
Class C	73.26
Institutional Class	1,125.21
	$ 1,704

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $16 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,486.42%		$ -*

* Amount represents two hundred sixty-one dollars.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Security Lending - continued

cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $108. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $137, including $1 from securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $38 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net investment income
Class A	$ 2,140	$ 579
Class T	1,601	-
Class B	51	-
Class C	303	-
Institutional Class	16,598	4,886
Total	$ 20,693	$ 5,465

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	788	1,255	$ 14,369	$ 21,690
Reinvestment of distributions	111	25	1,895	420
Shares redeemed	(1,301)	(5,729)	(23,839)	(98,274)
Net increase (decrease)	(402)	(4,449)	$ (7,575)	$ (76,164)

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class T
Shares sold	423	839	$ 7,688	$ 14,531
Reinvestment of distributions	90	-	1,534	-
Shares redeemed	(1,145)	(2,612)	(20,829)	(44,989)
Net increase (decrease)	(632)	(1,773)	$ (11,607)	$ (30,458)
Class B
Shares sold	10	8	$ 166	$ 150
Reinvestment of distributions	3	-	47	-
Shares redeemed	(147)	(420)	(2,602)	(7,020)
Net increase (decrease)	(134)	(412)	$ (2,389)	$ (6,870)
Class C
Shares sold	115	227	$ 2,030	$ 3,775
Reinvestment of distributions	16	-	262	-
Shares redeemed	(309)	(706)	(5,418)	(11,678)
Net increase (decrease)	(178)	(479)	$ (3,126)	$ (7,903)
Institutional Class
Shares sold	4,588	11,017	$ 83,787	$ 191,119
Reinvestment of distributions	968	286	16,561	4,871
Shares redeemed	(7,138)	(5,784)	(132,584)	(99,590)
Net increase (decrease)	(1,582)	5,519	$ (32,236)	$ 96,400

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Advisor Freedom 2030 Fund® was the owner of record of approximately 10% of the total outstanding shares of the fund. The Fidelity Advisor Freedom Funds® were the owners of record, in the aggregate, of approximately 59% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGAII-USAN-0712
1.786792.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Growth Opportunities

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	1.29%
Actual		$ 1,000.00	$ 1,082.50	$ 6.72
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.51
Class T	1.49%
Actual		$ 1,000.00	$ 1,081.70	$ 7.75
HypotheticalA		$ 1,000.00	$ 1,017.55	$ 7.52
Class B	2.05%
Actual		$ 1,000.00	$ 1,078.70	$ 10.65
HypotheticalA		$ 1,000.00	$ 1,014.75	$ 10.33
Class C	2.02%
Actual		$ 1,000.00	$ 1,078.60	$ 10.50
HypotheticalA		$ 1,000.00	$ 1,014.90	$ 10.18
Institutional Class	.97%
Actual		$ 1,000.00	$ 1,084.40	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,020.15	$ 4.90

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	9.4	6.6
Regeneron Pharmaceuticals, Inc.	3.9	2.0
salesforce.com, Inc.	3.6	2.6
lululemon athletica, Inc.	2.6	1.8
Google, Inc. Class A	2.5	3.3
Exxon Mobil Corp.	2.2	3.1
QUALCOMM, Inc.	1.8	1.6
Red Hat, Inc.	1.8	1.5
Philip Morris International, Inc.	1.6	1.6
Seattle Genetics, Inc.	1.5	1.6
	30.9
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	36.2	36.1
Health Care	18.4	17.3
Consumer Discretionary	17.9	16.4
Consumer Staples	8.3	7.6
Energy	6.7	9.7
Asset Allocation (% of fund's net assets)
As of May 31, 2012*		As of November 30, 2011**
	Stocks 99.2%		Stocks 99.6%
	Short-Term Investments and Net Other Assets (Liabilities) 0.8%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Foreign investments	5.8%	** Foreign investments	6.6%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.9%
Auto Components - 0.3%
Johnson Controls, Inc.	38,200	$ 1,151
Tenneco, Inc. (a)	147,500	4,005
		5,156
Automobiles - 0.2%
Ford Motor Co.	231,700	2,447
Tesla Motors, Inc. (a)	14,600	431
		2,878
Diversified Consumer Services - 0.1%
Weight Watchers International, Inc.	24,200	1,373
Hotels, Restaurants & Leisure - 4.0%
Arcos Dorados Holdings, Inc.	180,000	2,434
BJ's Restaurants, Inc. (a)	217,600	9,529
Buffalo Wild Wings, Inc. (a)	39,100	3,328
Chipotle Mexican Grill, Inc. (a)	22,500	9,294
Dunkin' Brands Group, Inc.	131,200	4,260
Hyatt Hotels Corp. Class A (a)	69,900	2,586
Las Vegas Sands Corp. warrants 11/16/13 (a)	10,800	7,232
McDonald's Corp.	139,900	12,499
Starbucks Corp.	236,400	12,976
Starwood Hotels & Resorts Worldwide, Inc.	130,700	6,907
The Cheesecake Factory, Inc. (a)(d)	63,900	2,073
		73,118
Household Durables - 2.1%
iRobot Corp. (a)	52,400	1,110
Lennar Corp. Class A (d)	683,000	18,639
SodaStream International Ltd. (a)	79,889	2,477
Tempur-Pedic International, Inc. (a)	69,800	3,225
Toll Brothers, Inc. (a)	319,200	8,708
Tupperware Brands Corp.	58,100	3,140
		37,299
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	95,400	20,312
Media - 1.5%
Comcast Corp. Class A	66,500	1,923
DIRECTV (a)	139,500	6,201
DreamWorks Animation SKG, Inc. Class A (a)	40,200	715
IMAX Corp. (a)	257,600	5,471
Lions Gate Entertainment Corp. (a)(d)	214,500	2,857
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Pandora Media, Inc. (d)	549,100	$ 5,897
The Walt Disney Co.	106,900	4,886
		27,950
Multiline Retail - 0.8%
JCPenney Co., Inc.	344,100	9,026
Target Corp.	90,400	5,235
		14,261
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A	73,800	2,475
Bed Bath & Beyond, Inc. (a)	54,000	3,902
DSW, Inc. Class A	134,500	8,027
Francescas Holdings Corp. (a)	138,800	3,256
Home Depot, Inc.	164,400	8,111
Lumber Liquidators Holdings, Inc. (a)(d)	264,100	7,683
Staples, Inc.	111,900	1,470
Ulta Salon, Cosmetics & Fragrance, Inc.	81,000	7,239
		42,163
Textiles, Apparel & Luxury Goods - 5.5%
Coach, Inc.	143,900	9,706
Fifth & Pacific Companies, Inc. (a)	343,400	4,110
Fossil, Inc. (a)	161,289	11,800
lululemon athletica, Inc. (a)(d)	656,416	47,682
Michael Kors Holdings Ltd.	278,200	10,956
NIKE, Inc. Class B	68,100	7,367
Steven Madden Ltd. (a)	183,400	7,435
Tumi Holdings, Inc. (d)	50,400	869
Under Armour, Inc. Class A (sub. vtg.) (a)	2,100	212
		100,137
TOTAL CONSUMER DISCRETIONARY		324,647
CONSUMER STAPLES - 8.3%
Beverages - 1.6%
PepsiCo, Inc.	127,800	8,671
The Coca-Cola Co.	282,600	21,119
		29,790
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	41,800	3,611
Drogasil SA	20,617	191
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Fresh Market, Inc. (a)	54,433	$ 3,164
Wal-Mart Stores, Inc.	160,580	10,569
Whole Foods Market, Inc.	87,200	7,727
		25,262
Food Products - 0.9%
Green Mountain Coffee Roasters, Inc. (a)(d)	391,700	9,244
Mead Johnson Nutrition Co. Class A	83,900	6,774
		16,018
Household Products - 0.6%
Church & Dwight Co., Inc.	70,800	3,769
Procter & Gamble Co.	112,100	6,983
		10,752
Personal Products - 1.3%
Avon Products, Inc.	76,142	1,260
Herbalife Ltd.	489,600	21,929
		23,189
Tobacco - 2.5%
Altria Group, Inc.	406,600	13,088
Lorillard, Inc.	22,600	2,793
Philip Morris International, Inc.	336,490	28,437
		44,318
TOTAL CONSUMER STAPLES		149,329
ENERGY - 6.7%
Energy Equipment & Services - 1.7%
FMC Technologies, Inc. (a)	67,040	2,698
Halliburton Co.	173,200	5,206
National Oilwell Varco, Inc.	77,288	5,159
Schlumberger Ltd.	292,700	18,513
		31,576
Oil, Gas & Consumable Fuels - 5.0%
Anadarko Petroleum Corp.	83,500	5,094
Chesapeake Energy Corp. (d)	100,164	1,693
Chevron Corp.	64,100	6,302
Concho Resources, Inc. (a)	51,400	4,510
EOG Resources, Inc.	24,400	2,423
Exxon Mobil Corp.	503,000	39,551
Hess Corp.	119,000	5,200
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	35,300	$ 2,981
Occidental Petroleum Corp.	134,400	10,654
Peabody Energy Corp.	47,700	1,114
Plains Exploration & Production Co. (a)	212,600	7,609
Valero Energy Corp.	146,700	3,095
		90,226
TOTAL ENERGY		121,802
FINANCIALS - 3.1%
Capital Markets - 0.4%
Charles Schwab Corp.	267,700	3,336
Goldman Sachs Group, Inc.	22,191	2,124
Morgan Stanley	44,400	593
T. Rowe Price Group, Inc.	25,600	1,474
		7,527
Commercial Banks - 0.4%
Signature Bank (a)	45,400	2,788
Wells Fargo & Co.	140,500	4,503
		7,291
Consumer Finance - 1.4%
Discover Financial Services	750,933	24,863
Diversified Financial Services - 0.6%
Bank of America Corp.	130,100	956
BM&F Bovespa SA	565,358	2,677
CME Group, Inc.	4,400	1,133
JPMorgan Chase & Co.	207,300	6,872
		11,638
Real Estate Investment Trusts - 0.2%
Simon Property Group, Inc.	21,578	3,183
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	120,800	1,929
TOTAL FINANCIALS		56,431
HEALTH CARE - 18.4%
Biotechnology - 14.4%
Alexion Pharmaceuticals, Inc. (a)	72,500	6,566
Alkermes PLC (a)	858,500	13,410
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Alnylam Pharmaceuticals, Inc. (a)	35,000	$ 358
Amarin Corp. PLC ADR (a)(d)	203,600	2,413
Amylin Pharmaceuticals, Inc. (a)	869,500	23,050
Biogen Idec, Inc. (a)	29,700	3,883
Celgene Corp. (a)	59,435	4,056
Cepheid, Inc. (a)	351,353	13,292
Exelixis, Inc. (a)(d)	2,026,811	9,384
Gilead Sciences, Inc. (a)	104,700	5,230
Human Genome Sciences, Inc. (a)	1,163,658	15,849
ImmunoGen, Inc. (a)(d)	1,220,851	17,104
Immunomedics, Inc. (a)(d)	1,383,587	4,594
InterMune, Inc. (a)	276,500	2,884
Ironwood Pharmaceuticals, Inc. Class A (a)	125,100	1,491
Isis Pharmaceuticals, Inc. (a)(d)	1,237,753	12,241
Lexicon Pharmaceuticals, Inc. (a)	7,421,304	11,800
Merrimack Pharmaceuticals, Inc.	54,100	372
Metabolix, Inc. (a)(d)	546,795	1,094
NPS Pharmaceuticals, Inc. (a)	266,500	2,103
Regeneron Pharmaceuticals, Inc. (a)	517,100	70,145
Rigel Pharmaceuticals, Inc. (a)	742,000	5,513
Seattle Genetics, Inc. (a)(d)	1,427,537	27,808
Transition Therapeutics, Inc. (a)	883,897	1,724
Vertex Pharmaceuticals, Inc. (a)	74,290	4,460
		260,824
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc.	45,000	2,278
Health Care Providers & Services - 0.6%
Express Scripts Holding Co. (a)	143,167	7,472
McKesson Corp.	38,000	3,317
		10,789
Health Care Technology - 0.4%
athenahealth, Inc. (a)	30,900	2,246
SXC Health Solutions Corp. (a)	43,700	4,015
		6,261
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)	15,800	680
Pharmaceuticals - 2.9%
Abbott Laboratories	146,000	9,021
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Allergan, Inc.	80,800	$ 7,292
Auxilium Pharmaceuticals, Inc. (a)	84,700	1,618
Elan Corp. PLC sponsored ADR (a)	996,900	13,917
GlaxoSmithKline PLC sponsored ADR	44,300	1,954
Johnson & Johnson	51,400	3,209
MAP Pharmaceuticals, Inc. (a)(d)	1,221,456	14,377
		51,388
TOTAL HEALTH CARE		332,220
INDUSTRIALS - 5.4%
Aerospace & Defense - 1.1%
Honeywell International, Inc.	109,400	6,089
The Boeing Co.	195,600	13,616
		19,705
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	186,000	13,939
Airlines - 0.1%
United Continental Holdings, Inc. (a)	71,000	1,787
Construction & Engineering - 0.1%
Fluor Corp.	25,400	1,191
Quanta Services, Inc. (a)	81,559	1,842
		3,033
Electrical Equipment - 0.2%
Roper Industries, Inc.	31,300	3,168
Industrial Conglomerates - 1.1%
3M Co.	57,200	4,828
Danaher Corp.	230,600	11,984
General Electric Co.	143,300	2,736
		19,548
Machinery - 1.2%
Caterpillar, Inc.	141,400	12,389
Cummins, Inc.	31,800	3,083
Deere & Co.	49,600	3,664
ITT Corp.	24,100	495
Rexnord Corp.	26,400	523
Westport Innovations, Inc. (a)(d)	45,200	1,103
Xylem, Inc.	48,200	1,221
		22,478
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.8%
CSX Corp.	249,700	$ 5,216
Union Pacific Corp.	87,000	9,692
		14,908
TOTAL INDUSTRIALS		98,566
INFORMATION TECHNOLOGY - 36.2%
Communications Equipment - 3.0%
F5 Networks, Inc. (a)	19,800	2,049
Infinera Corp. (a)(d)	1,146,181	7,347
Juniper Networks, Inc. (a)	77,600	1,335
QUALCOMM, Inc.	560,495	32,122
Riverbed Technology, Inc. (a)	675,100	11,072
		53,925
Computers & Peripherals - 10.3%
Apple, Inc. (a)	294,158	169,941
Fusion-io, Inc. (d)	569,703	11,895
NetApp, Inc. (a)	58,500	1,741
SanDisk Corp. (a)	72,100	2,358
Silicon Graphics International Corp. (a)(d)	141,900	836
		186,771
Electronic Equipment & Components - 0.1%
Corning, Inc.	114,100	1,482
Universal Display Corp. (a)	47,200	1,329
		2,811
Internet Software & Services - 4.3%
Akamai Technologies, Inc. (a)	50,400	1,479
Baidu.com, Inc. sponsored ADR (a)	79,900	9,410
Cornerstone OnDemand, Inc. (a)	114,000	2,286
eBay, Inc. (a)	157,900	6,188
Facebook, Inc.:
Class A	107,300	3,179
Class B (a)(f)	78,341	2,089
Google, Inc. Class A (a)	77,815	45,200
Mail.ru Group Ltd. GDR (a)(e)	2,800	88
Rackspace Hosting, Inc. (a)	145,602	7,203
		77,122
IT Services - 3.3%
Cognizant Technology Solutions Corp. Class A (a)	136,816	7,970
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
IBM Corp.	103,800	$ 20,023
MasterCard, Inc. Class A	28,700	11,667
VeriFone Systems, Inc. (a)	78,000	2,817
Visa, Inc. Class A	143,800	16,566
		59,043
Semiconductors & Semiconductor Equipment - 5.6%
Advanced Micro Devices, Inc. (a)	127,900	778
Analog Devices, Inc.	24,000	873
Applied Materials, Inc.	174,600	1,804
Applied Micro Circuits Corp. (a)	472,435	2,523
Broadcom Corp. Class A	112,000	3,623
Cree, Inc. (a)(d)	659,800	16,541
Cypress Semiconductor Corp.	1,350,366	17,811
Intel Corp.	70,100	1,811
Mellanox Technologies Ltd. (a)	756	46
NVIDIA Corp. (a)	2,079,200	25,844
Rambus, Inc. (a)	1,183,200	5,691
Silicon Laboratories, Inc. (a)	667,000	23,032
Xilinx, Inc.	52,400	1,675
		102,052
Software - 9.6%
Activision Blizzard, Inc.	682,800	8,016
Citrix Systems, Inc. (a)	112,800	8,243
Infoblox, Inc.	7,200	142
Jive Software, Inc. (d)	55,100	923
Microsoft Corp.	827,600	24,158
NetSuite, Inc. (a)	119,900	5,626
Oracle Corp.	289,700	7,668
Proofpoint, Inc.	5,800	83
QLIK Technologies, Inc. (a)	320,374	7,282
Red Hat, Inc. (a)	615,400	31,619
salesforce.com, Inc. (a)	476,200	66,011
SolarWinds, Inc. (a)	42,500	1,949
Solera Holdings, Inc.	67,700	3,006
Splunk, Inc.	27,600	899
TiVo, Inc. (a)	478,800	4,089
VMware, Inc. Class A (a)	38,000	3,534
		173,248
TOTAL INFORMATION TECHNOLOGY		654,972
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.2%
Chemicals - 2.3%
CF Industries Holdings, Inc.	41,300	$ 7,061
Dow Chemical Co.	209,100	6,495
E.I. du Pont de Nemours & Co.	99,700	4,812
Monsanto Co.	287,500	22,195
The Mosaic Co.	36,500	1,740
		42,303
Metals & Mining - 0.9%
Barrick Gold Corp.	98,300	3,863
Freeport-McMoRan Copper & Gold, Inc.	229,100	7,340
Molycorp, Inc. (a)(d)	80,200	1,578
Mongolian Mining Corp. (a)	1,124,000	759
Nucor Corp.	66,100	2,364
		15,904
TOTAL MATERIALS		58,207
TOTAL COMMON STOCKS (Cost $1,423,860)		1,796,174
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 0.17% (b)	18,349,858	18,350
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	74,038,838	74,039
TOTAL MONEY MARKET FUNDS (Cost $92,389)		92,389
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $1,516,249)		1,888,563
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(77,593)
NET ASSETS - 100%		$ 1,810,970
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,000 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,089,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 1,959
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8
Fidelity Securities Lending Cash Central Fund	1,032
Total	$ 1,040
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 324,647	$ 317,415	$ 7,232	$ -
Consumer Staples	149,329	149,329	-	-
Energy	121,802	121,802	-	-
Financials	56,431	56,431	-	-
Health Care	332,220	332,220	-	-
Industrials	98,566	98,566	-	-
Information Technology	654,972	652,883	2,089	-
Materials	58,207	58,207	-	-
Money Market Funds	92,389	92,389	-	-
Total Investments in Securities:	$ 1,888,563	$ 1,879,242	$ 9,321	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 1,959
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(1,959)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $71,618) - See accompanying schedule: Unaffiliated issuers (cost $1,423,860)	$ 1,796,174
Fidelity Central Funds (cost $92,389)	92,389
Total Investments (cost $1,516,249)		$ 1,888,563
Receivable for investments sold		1,439
Receivable for fund shares sold		2,084
Dividends receivable		2,001
Distributions receivable from Fidelity Central Funds		95
Prepaid expenses		1
Other receivables		143
Total assets		1,894,326

Liabilities
Payable for investments purchased	$ 1,560
Payable for fund shares redeemed	5,421
Accrued management fee	1,126
Distribution and service plan fees payable	620
Other affiliated payables	415
Other payables and accrued expenses	175
Collateral on securities loaned, at value	74,039
Total liabilities		83,356

Net Assets		$ 1,810,970
Net Assets consist of:
Paid in capital		$ 1,916,851
Accumulated net investment loss		(3,868)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(474,326)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		372,313
Net Assets		$ 1,810,970

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($313,475 ÷ 8,183.33 shares)	$ 38.31

Maximum offering price per share (100/94.25 of $38.31)	$ 40.65
Class T: Net Asset Value and redemption price per share ($1,145,930 ÷ 29,745.04 shares)	$ 38.53

Maximum offering price per share (100/96.50 of $38.53)	$ 39.93
Class B: Net Asset Value and offering price per share ($12,689 ÷ 353.18 shares)A	$ 35.93

Class C: Net Asset Value and offering price per share ($57,844 ÷ 1,601.95 shares)A	$ 36.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($281,032 ÷ 7,075.48 shares)	$ 39.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 7,946
Income from Fidelity Central Funds (including $1,032 from security lending)		1,040
Total income		8,986

Expenses
Management fee Basic fee	$ 5,067
Performance adjustment	1,511
Transfer agent fees	2,107
Distribution and service plan fees	3,706
Accounting and security lending fees	288
Custodian fees and expenses	29
Independent trustees' compensation	6
Registration fees	63
Audit	30
Legal	4
Miscellaneous	11
Total expenses before reductions	12,822
Expense reductions	(105)	12,717
Net investment income (loss)		(3,731)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	107,410
Foreign currency transactions	(11)
Total net realized gain (loss)		107,399
Change in net unrealized appreciation (depreciation) on: Investment securities	24,428
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		24,427
Net gain (loss)		131,826
Net increase (decrease) in net assets resulting from operations		$ 128,095

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,731)	$ (5,711)
Net realized gain (loss)	107,399	181,541
Change in net unrealized appreciation (depreciation)	24,427	(35,303)
Net increase (decrease) in net assets resulting from operations	128,095	140,527
Share transactions - net increase (decrease)	37,757	(52,964)
Total increase (decrease) in net assets	165,852	87,563

Net Assets
Beginning of period	1,645,118	1,557,555
End of period (including accumulated net investment loss of $3,868 and accumulated net investment loss of $137, respectively)	$ 1,810,970	$ 1,645,118

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 35.39	$ 32.30	$ 26.30	$ 18.92	$ 41.72	$ 35.07
Income from Investment Operations
Net investment income (loss) E	(.06)	(.08)	- J	.10	(.02)	(.20)
Net realized and unrealized gain (loss)	2.98	3.17	6.13	7.28	(22.78)	6.85
Total from investment operations	2.92	3.09	6.13	7.38	(22.80)	6.65
Distributions from net investment income	-	-	(.11)	-	-	-
Distributions from net realized gain	-	-	(.02)	-	-	-
Total distributions	-	-	(.13)	-	-	-
Net asset value, end of period	$ 38.31	$ 35.39	$ 32.30	$ 26.30	$ 18.92	$ 41.72
Total Return B, C, D	8.25%	9.57%	23.42%	39.01%	(54.65)%	18.96%
Ratios to Average Net Assets F, I
Expenses before reductions	1.31% A	1.08%	.90%	.80%	1.08%	1.11%
Expenses net of fee waivers, if any	1.29% A	1.08%	.90%	.80%	1.08%	1.11%
Expenses net of all reductions	1.29% A	1.07%	.90%	.80%	1.08%	1.10%
Net investment income (loss)	(.30)% A	(.23)%	-% H	.45%	(.05)%	(.53)%
Supplemental Data
Net assets, end of period (in millions)	$ 313	$ 267	$ 255	$ 236	$ 192	$ 475
Portfolio turnover rate G	36% A	31%	35%	114%	126%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 35.62	$ 32.58	$ 26.52	$ 19.12	$ 42.24	$ 35.57
Income from Investment Operations
Net investment income (loss) E	(.10)	(.15)	(.06)	.05	(.08)	(.27)
Net realized and unrealized gain (loss)	3.01	3.19	6.19	7.35	(23.04)	6.94
Total from investment operations	2.91	3.04	6.13	7.40	(23.12)	6.67
Distributions from net investment income	-	-	(.05)	-	-	-
Distributions from net realized gain	-	-	(.02)	-	-	-
Total distributions	-	-	(.07)	-	-	-
Net asset value, end of period	$ 38.53	$ 35.62	$ 32.58	$ 26.52	$ 19.12	$ 42.24
Total Return B, C, D	8.17%	9.33%	23.18%	38.70%	(54.73)%	18.75%
Ratios to Average Net Assets F, H
Expenses before reductions	1.49% A	1.25%	1.10%	1.03%	1.27%	1.28%
Expenses net of fee waivers, if any	1.49% A	1.25%	1.10%	1.03%	1.27%	1.28%
Expenses net of all reductions	1.48% A	1.25%	1.09%	1.02%	1.26%	1.27%
Net investment income (loss)	(.49)% A	(.40)%	(.20)%	.23%	(.24)%	(.70)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,146	$ 1,102	$ 1,126	$ 1,051	$ 876	$ 2,234
Portfolio turnover rate G	36% A	31%	35%	114%	126%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 33.31	$ 30.64	$ 25.01	$ 18.13	$ 40.28	$ 34.11
Income from Investment Operations
Net investment income (loss) E	(.19)	(.33)	(.21)	(.06)	(.26)	(.47)
Net realized and unrealized gain (loss)	2.81	3.00	5.84	6.94	(21.89)	6.64
Total from investment operations	2.62	2.67	5.63	6.88	(22.15)	6.17
Net asset value, end of period	$ 35.93	$ 33.31	$ 30.64	$ 25.01	$ 18.13	$ 40.28
Total Return B, C, D	7.87%	8.71%	22.51%	37.95%	(54.99)%	18.09%
Ratios to Average Net Assets F, H
Expenses before reductions	2.08% A	1.83%	1.66%	1.56%	1.83%	1.87%
Expenses net of fee waivers, if any	2.05% A	1.83%	1.66%	1.56%	1.83%	1.87%
Expenses net of all reductions	2.05% A	1.83%	1.65%	1.55%	1.82%	1.86%
Net investment income (loss)	(1.06)% A	(.98)%	(.76)%	(.30)%	(.80)%	(1.29)%
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 14	$ 18	$ 21	$ 20	$ 63
Portfolio turnover rate G	36% A	31%	35%	114%	126%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 33.48	$ 30.79	$ 25.14	$ 18.22	$ 40.47	$ 34.28
Income from Investment Operations
Net investment income (loss) E	(.19)	(.33)	(.21)	(.06)	(.26)	(.47)
Net realized and unrealized gain (loss)	2.82	3.02	5.86	6.98	(21.99)	6.66
Total from investment operations	2.63	2.69	5.65	6.92	(22.25)	6.19
Net asset value, end of period	$ 36.11	$ 33.48	$ 30.79	$ 25.14	$ 18.22	$ 40.47
Total Return B, C, D	7.86%	8.74%	22.47%	37.98%	(54.98)%	18.06%
Ratios to Average Net Assets F, H
Expenses before reductions	2.05% A	1.82%	1.65%	1.56%	1.83%	1.85%
Expenses net of fee waivers, if any	2.02% A	1.82%	1.65%	1.56%	1.83%	1.85%
Expenses net of all reductions	2.02% A	1.82%	1.65%	1.55%	1.83%	1.85%
Net investment income (loss)	(1.03)% A	(.97)%	(.75)%	(.30)%	(.80)%	(1.28)%
Supplemental Data
Net assets, end of period (in millions)	$ 58	$ 47	$ 41	$ 37	$ 30	$ 82
Portfolio turnover rate G	36% A	31%	35%	114%	126%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 36.63	$ 33.33	$ 27.11	$ 19.43	$ 42.70	$ 35.76
Income from Investment Operations
Net investment income (loss) D	- H	.05	.10	.17	.12	(.05)
Net realized and unrealized gain (loss)	3.09	3.25	6.33	7.51	(23.39)	6.99
Total from investment operations	3.09	3.30	6.43	7.68	(23.27)	6.94
Distributions from net investment income	-	-	(.19)	-	-	-
Distributions from net realized gain	-	-	(.02)	-	-	-
Total distributions	-	-	(.21)	-	-	-
Net asset value, end of period	$ 39.72	$ 36.63	$ 33.33	$ 27.11	$ 19.43	$ 42.70
Total Return B, C	8.44%	9.90%	23.86%	39.53%	(54.50)%	19.41%
Ratios to Average Net Assets E, G
Expenses before reductions	.97% A	.72%	.57%	.46%	.70%	.71%
Expenses net of fee waivers, if any	.97% A	.72%	.57%	.46%	.70%	.71%
Expenses net of all reductions	.97% A	.72%	.56%	.46%	.70%	.71%
Net investment income (loss)	.02% A	.13%	.33%	.79%	.33%	(.14)%
Supplemental Data
Net assets, end of period (in millions)	$ 281	$ 215	$ 118	$ 26	$ 31	$ 153
Portfolio turnover rate F	36% A	31%	35%	114%	126%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 543,127
Gross unrealized depreciation	(172,881)
Net unrealized appreciation (depreciation) on securities and other investments	$ 370,246

Tax cost	$ 1,518,317

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (101,698)
2017	(476,818)
Total capital loss carryforward	$ (578,516)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

Semiannual Report

4. Operating Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $351,160 and $323,968, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 380	$ 7
Class T	.25%	.25%	2,979	30
Class B	.75%	.25%	70	52
Class C	.75%	.25%	277	45
			$ 3,706	$ 134

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 46
Class T	21
Class B*	7
Class C*	4
$ 78

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 447.29
Class T	1,312.22
Class B	21.30
Class C	77.28
Institutional Class	250.20
	$ 2,107

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,854.32%		$ -*

* Amount represents three hundred and ten dollars.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,343. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $32 from securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 39
Class T	1.50%	34
Class B	2.00%	2
Class C	2.00%	7
		$ 82

Effective February 1, 2012, the expense limitations were discontinued.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $23 for the period.

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	1,792	1,372	$ 71,026	$ 48,809
Shares redeemed	(1,162)	(1,703)	(45,451)	(60,174)
Net increase (decrease)	630	(331)	$ 25,575	$ (11,365)
Class T
Shares sold	1,817	3,247	$ 71,549	$ 116,248
Shares redeemed	(3,014)	(6,879)	(117,860)	(246,776)
Net increase (decrease)	(1,197)	(3,632)	$ (46,311)	$ (130,528)
Class B
Shares sold	16	16	$ 579	$ 504
Shares redeemed	(73)	(196)	(2,692)	(6,602)
Net increase (decrease)	(57)	(180)	$ (2,113)	$ (6,098)
Class C
Shares sold	395	366	$ 14,607	$ 12,444
Shares redeemed	(183)	(298)	(6,792)	(9,922)
Net increase (decrease)	212	68	$ 7,815	$ 2,522
Institutional Class
Shares sold	2,758	5,313	$ 112,697	$ 196,519
Shares redeemed	(1,564)	(2,962)	(59,906)	(104,014)
Net increase (decrease)	1,194	2,351	$ 52,791	$ 92,505

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

GO-USAN-0712
1.786793.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Growth Opportunities

Fund - Institutional Class

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	1.29%
Actual		$ 1,000.00	$ 1,082.50	$ 6.72
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.51
Class T	1.49%
Actual		$ 1,000.00	$ 1,081.70	$ 7.75
HypotheticalA		$ 1,000.00	$ 1,017.55	$ 7.52
Class B	2.05%
Actual		$ 1,000.00	$ 1,078.70	$ 10.65
HypotheticalA		$ 1,000.00	$ 1,014.75	$ 10.33
Class C	2.02%
Actual		$ 1,000.00	$ 1,078.60	$ 10.50
HypotheticalA		$ 1,000.00	$ 1,014.90	$ 10.18
Institutional Class	.97%
Actual		$ 1,000.00	$ 1,084.40	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,020.15	$ 4.90

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	9.4	6.6
Regeneron Pharmaceuticals, Inc.	3.9	2.0
salesforce.com, Inc.	3.6	2.6
lululemon athletica, Inc.	2.6	1.8
Google, Inc. Class A	2.5	3.3
Exxon Mobil Corp.	2.2	3.1
QUALCOMM, Inc.	1.8	1.6
Red Hat, Inc.	1.8	1.5
Philip Morris International, Inc.	1.6	1.6
Seattle Genetics, Inc.	1.5	1.6
	30.9
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	36.2	36.1
Health Care	18.4	17.3
Consumer Discretionary	17.9	16.4
Consumer Staples	8.3	7.6
Energy	6.7	9.7
Asset Allocation (% of fund's net assets)
As of May 31, 2012*		As of November 30, 2011**
	Stocks 99.2%		Stocks 99.6%
	Short-Term Investments and Net Other Assets (Liabilities) 0.8%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Foreign investments	5.8%	** Foreign investments	6.6%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.9%
Auto Components - 0.3%
Johnson Controls, Inc.	38,200	$ 1,151
Tenneco, Inc. (a)	147,500	4,005
		5,156
Automobiles - 0.2%
Ford Motor Co.	231,700	2,447
Tesla Motors, Inc. (a)	14,600	431
		2,878
Diversified Consumer Services - 0.1%
Weight Watchers International, Inc.	24,200	1,373
Hotels, Restaurants & Leisure - 4.0%
Arcos Dorados Holdings, Inc.	180,000	2,434
BJ's Restaurants, Inc. (a)	217,600	9,529
Buffalo Wild Wings, Inc. (a)	39,100	3,328
Chipotle Mexican Grill, Inc. (a)	22,500	9,294
Dunkin' Brands Group, Inc.	131,200	4,260
Hyatt Hotels Corp. Class A (a)	69,900	2,586
Las Vegas Sands Corp. warrants 11/16/13 (a)	10,800	7,232
McDonald's Corp.	139,900	12,499
Starbucks Corp.	236,400	12,976
Starwood Hotels & Resorts Worldwide, Inc.	130,700	6,907
The Cheesecake Factory, Inc. (a)(d)	63,900	2,073
		73,118
Household Durables - 2.1%
iRobot Corp. (a)	52,400	1,110
Lennar Corp. Class A (d)	683,000	18,639
SodaStream International Ltd. (a)	79,889	2,477
Tempur-Pedic International, Inc. (a)	69,800	3,225
Toll Brothers, Inc. (a)	319,200	8,708
Tupperware Brands Corp.	58,100	3,140
		37,299
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	95,400	20,312
Media - 1.5%
Comcast Corp. Class A	66,500	1,923
DIRECTV (a)	139,500	6,201
DreamWorks Animation SKG, Inc. Class A (a)	40,200	715
IMAX Corp. (a)	257,600	5,471
Lions Gate Entertainment Corp. (a)(d)	214,500	2,857
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Pandora Media, Inc. (d)	549,100	$ 5,897
The Walt Disney Co.	106,900	4,886
		27,950
Multiline Retail - 0.8%
JCPenney Co., Inc.	344,100	9,026
Target Corp.	90,400	5,235
		14,261
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A	73,800	2,475
Bed Bath & Beyond, Inc. (a)	54,000	3,902
DSW, Inc. Class A	134,500	8,027
Francescas Holdings Corp. (a)	138,800	3,256
Home Depot, Inc.	164,400	8,111
Lumber Liquidators Holdings, Inc. (a)(d)	264,100	7,683
Staples, Inc.	111,900	1,470
Ulta Salon, Cosmetics & Fragrance, Inc.	81,000	7,239
		42,163
Textiles, Apparel & Luxury Goods - 5.5%
Coach, Inc.	143,900	9,706
Fifth & Pacific Companies, Inc. (a)	343,400	4,110
Fossil, Inc. (a)	161,289	11,800
lululemon athletica, Inc. (a)(d)	656,416	47,682
Michael Kors Holdings Ltd.	278,200	10,956
NIKE, Inc. Class B	68,100	7,367
Steven Madden Ltd. (a)	183,400	7,435
Tumi Holdings, Inc. (d)	50,400	869
Under Armour, Inc. Class A (sub. vtg.) (a)	2,100	212
		100,137
TOTAL CONSUMER DISCRETIONARY		324,647
CONSUMER STAPLES - 8.3%
Beverages - 1.6%
PepsiCo, Inc.	127,800	8,671
The Coca-Cola Co.	282,600	21,119
		29,790
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	41,800	3,611
Drogasil SA	20,617	191
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Fresh Market, Inc. (a)	54,433	$ 3,164
Wal-Mart Stores, Inc.	160,580	10,569
Whole Foods Market, Inc.	87,200	7,727
		25,262
Food Products - 0.9%
Green Mountain Coffee Roasters, Inc. (a)(d)	391,700	9,244
Mead Johnson Nutrition Co. Class A	83,900	6,774
		16,018
Household Products - 0.6%
Church & Dwight Co., Inc.	70,800	3,769
Procter & Gamble Co.	112,100	6,983
		10,752
Personal Products - 1.3%
Avon Products, Inc.	76,142	1,260
Herbalife Ltd.	489,600	21,929
		23,189
Tobacco - 2.5%
Altria Group, Inc.	406,600	13,088
Lorillard, Inc.	22,600	2,793
Philip Morris International, Inc.	336,490	28,437
		44,318
TOTAL CONSUMER STAPLES		149,329
ENERGY - 6.7%
Energy Equipment & Services - 1.7%
FMC Technologies, Inc. (a)	67,040	2,698
Halliburton Co.	173,200	5,206
National Oilwell Varco, Inc.	77,288	5,159
Schlumberger Ltd.	292,700	18,513
		31,576
Oil, Gas & Consumable Fuels - 5.0%
Anadarko Petroleum Corp.	83,500	5,094
Chesapeake Energy Corp. (d)	100,164	1,693
Chevron Corp.	64,100	6,302
Concho Resources, Inc. (a)	51,400	4,510
EOG Resources, Inc.	24,400	2,423
Exxon Mobil Corp.	503,000	39,551
Hess Corp.	119,000	5,200
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	35,300	$ 2,981
Occidental Petroleum Corp.	134,400	10,654
Peabody Energy Corp.	47,700	1,114
Plains Exploration & Production Co. (a)	212,600	7,609
Valero Energy Corp.	146,700	3,095
		90,226
TOTAL ENERGY		121,802
FINANCIALS - 3.1%
Capital Markets - 0.4%
Charles Schwab Corp.	267,700	3,336
Goldman Sachs Group, Inc.	22,191	2,124
Morgan Stanley	44,400	593
T. Rowe Price Group, Inc.	25,600	1,474
		7,527
Commercial Banks - 0.4%
Signature Bank (a)	45,400	2,788
Wells Fargo & Co.	140,500	4,503
		7,291
Consumer Finance - 1.4%
Discover Financial Services	750,933	24,863
Diversified Financial Services - 0.6%
Bank of America Corp.	130,100	956
BM&F Bovespa SA	565,358	2,677
CME Group, Inc.	4,400	1,133
JPMorgan Chase & Co.	207,300	6,872
		11,638
Real Estate Investment Trusts - 0.2%
Simon Property Group, Inc.	21,578	3,183
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	120,800	1,929
TOTAL FINANCIALS		56,431
HEALTH CARE - 18.4%
Biotechnology - 14.4%
Alexion Pharmaceuticals, Inc. (a)	72,500	6,566
Alkermes PLC (a)	858,500	13,410
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Alnylam Pharmaceuticals, Inc. (a)	35,000	$ 358
Amarin Corp. PLC ADR (a)(d)	203,600	2,413
Amylin Pharmaceuticals, Inc. (a)	869,500	23,050
Biogen Idec, Inc. (a)	29,700	3,883
Celgene Corp. (a)	59,435	4,056
Cepheid, Inc. (a)	351,353	13,292
Exelixis, Inc. (a)(d)	2,026,811	9,384
Gilead Sciences, Inc. (a)	104,700	5,230
Human Genome Sciences, Inc. (a)	1,163,658	15,849
ImmunoGen, Inc. (a)(d)	1,220,851	17,104
Immunomedics, Inc. (a)(d)	1,383,587	4,594
InterMune, Inc. (a)	276,500	2,884
Ironwood Pharmaceuticals, Inc. Class A (a)	125,100	1,491
Isis Pharmaceuticals, Inc. (a)(d)	1,237,753	12,241
Lexicon Pharmaceuticals, Inc. (a)	7,421,304	11,800
Merrimack Pharmaceuticals, Inc.	54,100	372
Metabolix, Inc. (a)(d)	546,795	1,094
NPS Pharmaceuticals, Inc. (a)	266,500	2,103
Regeneron Pharmaceuticals, Inc. (a)	517,100	70,145
Rigel Pharmaceuticals, Inc. (a)	742,000	5,513
Seattle Genetics, Inc. (a)(d)	1,427,537	27,808
Transition Therapeutics, Inc. (a)	883,897	1,724
Vertex Pharmaceuticals, Inc. (a)	74,290	4,460
		260,824
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc.	45,000	2,278
Health Care Providers & Services - 0.6%
Express Scripts Holding Co. (a)	143,167	7,472
McKesson Corp.	38,000	3,317
		10,789
Health Care Technology - 0.4%
athenahealth, Inc. (a)	30,900	2,246
SXC Health Solutions Corp. (a)	43,700	4,015
		6,261
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)	15,800	680
Pharmaceuticals - 2.9%
Abbott Laboratories	146,000	9,021
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Allergan, Inc.	80,800	$ 7,292
Auxilium Pharmaceuticals, Inc. (a)	84,700	1,618
Elan Corp. PLC sponsored ADR (a)	996,900	13,917
GlaxoSmithKline PLC sponsored ADR	44,300	1,954
Johnson & Johnson	51,400	3,209
MAP Pharmaceuticals, Inc. (a)(d)	1,221,456	14,377
		51,388
TOTAL HEALTH CARE		332,220
INDUSTRIALS - 5.4%
Aerospace & Defense - 1.1%
Honeywell International, Inc.	109,400	6,089
The Boeing Co.	195,600	13,616
		19,705
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	186,000	13,939
Airlines - 0.1%
United Continental Holdings, Inc. (a)	71,000	1,787
Construction & Engineering - 0.1%
Fluor Corp.	25,400	1,191
Quanta Services, Inc. (a)	81,559	1,842
		3,033
Electrical Equipment - 0.2%
Roper Industries, Inc.	31,300	3,168
Industrial Conglomerates - 1.1%
3M Co.	57,200	4,828
Danaher Corp.	230,600	11,984
General Electric Co.	143,300	2,736
		19,548
Machinery - 1.2%
Caterpillar, Inc.	141,400	12,389
Cummins, Inc.	31,800	3,083
Deere & Co.	49,600	3,664
ITT Corp.	24,100	495
Rexnord Corp.	26,400	523
Westport Innovations, Inc. (a)(d)	45,200	1,103
Xylem, Inc.	48,200	1,221
		22,478
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.8%
CSX Corp.	249,700	$ 5,216
Union Pacific Corp.	87,000	9,692
		14,908
TOTAL INDUSTRIALS		98,566
INFORMATION TECHNOLOGY - 36.2%
Communications Equipment - 3.0%
F5 Networks, Inc. (a)	19,800	2,049
Infinera Corp. (a)(d)	1,146,181	7,347
Juniper Networks, Inc. (a)	77,600	1,335
QUALCOMM, Inc.	560,495	32,122
Riverbed Technology, Inc. (a)	675,100	11,072
		53,925
Computers & Peripherals - 10.3%
Apple, Inc. (a)	294,158	169,941
Fusion-io, Inc. (d)	569,703	11,895
NetApp, Inc. (a)	58,500	1,741
SanDisk Corp. (a)	72,100	2,358
Silicon Graphics International Corp. (a)(d)	141,900	836
		186,771
Electronic Equipment & Components - 0.1%
Corning, Inc.	114,100	1,482
Universal Display Corp. (a)	47,200	1,329
		2,811
Internet Software & Services - 4.3%
Akamai Technologies, Inc. (a)	50,400	1,479
Baidu.com, Inc. sponsored ADR (a)	79,900	9,410
Cornerstone OnDemand, Inc. (a)	114,000	2,286
eBay, Inc. (a)	157,900	6,188
Facebook, Inc.:
Class A	107,300	3,179
Class B (a)(f)	78,341	2,089
Google, Inc. Class A (a)	77,815	45,200
Mail.ru Group Ltd. GDR (a)(e)	2,800	88
Rackspace Hosting, Inc. (a)	145,602	7,203
		77,122
IT Services - 3.3%
Cognizant Technology Solutions Corp. Class A (a)	136,816	7,970
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
IBM Corp.	103,800	$ 20,023
MasterCard, Inc. Class A	28,700	11,667
VeriFone Systems, Inc. (a)	78,000	2,817
Visa, Inc. Class A	143,800	16,566
		59,043
Semiconductors & Semiconductor Equipment - 5.6%
Advanced Micro Devices, Inc. (a)	127,900	778
Analog Devices, Inc.	24,000	873
Applied Materials, Inc.	174,600	1,804
Applied Micro Circuits Corp. (a)	472,435	2,523
Broadcom Corp. Class A	112,000	3,623
Cree, Inc. (a)(d)	659,800	16,541
Cypress Semiconductor Corp.	1,350,366	17,811
Intel Corp.	70,100	1,811
Mellanox Technologies Ltd. (a)	756	46
NVIDIA Corp. (a)	2,079,200	25,844
Rambus, Inc. (a)	1,183,200	5,691
Silicon Laboratories, Inc. (a)	667,000	23,032
Xilinx, Inc.	52,400	1,675
		102,052
Software - 9.6%
Activision Blizzard, Inc.	682,800	8,016
Citrix Systems, Inc. (a)	112,800	8,243
Infoblox, Inc.	7,200	142
Jive Software, Inc. (d)	55,100	923
Microsoft Corp.	827,600	24,158
NetSuite, Inc. (a)	119,900	5,626
Oracle Corp.	289,700	7,668
Proofpoint, Inc.	5,800	83
QLIK Technologies, Inc. (a)	320,374	7,282
Red Hat, Inc. (a)	615,400	31,619
salesforce.com, Inc. (a)	476,200	66,011
SolarWinds, Inc. (a)	42,500	1,949
Solera Holdings, Inc.	67,700	3,006
Splunk, Inc.	27,600	899
TiVo, Inc. (a)	478,800	4,089
VMware, Inc. Class A (a)	38,000	3,534
		173,248
TOTAL INFORMATION TECHNOLOGY		654,972
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.2%
Chemicals - 2.3%
CF Industries Holdings, Inc.	41,300	$ 7,061
Dow Chemical Co.	209,100	6,495
E.I. du Pont de Nemours & Co.	99,700	4,812
Monsanto Co.	287,500	22,195
The Mosaic Co.	36,500	1,740
		42,303
Metals & Mining - 0.9%
Barrick Gold Corp.	98,300	3,863
Freeport-McMoRan Copper & Gold, Inc.	229,100	7,340
Molycorp, Inc. (a)(d)	80,200	1,578
Mongolian Mining Corp. (a)	1,124,000	759
Nucor Corp.	66,100	2,364
		15,904
TOTAL MATERIALS		58,207
TOTAL COMMON STOCKS (Cost $1,423,860)		1,796,174
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 0.17% (b)	18,349,858	18,350
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	74,038,838	74,039
TOTAL MONEY MARKET FUNDS (Cost $92,389)		92,389
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $1,516,249)		1,888,563
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(77,593)
NET ASSETS - 100%		$ 1,810,970
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,000 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,089,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 1,959
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8
Fidelity Securities Lending Cash Central Fund	1,032
Total	$ 1,040
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 324,647	$ 317,415	$ 7,232	$ -
Consumer Staples	149,329	149,329	-	-
Energy	121,802	121,802	-	-
Financials	56,431	56,431	-	-
Health Care	332,220	332,220	-	-
Industrials	98,566	98,566	-	-
Information Technology	654,972	652,883	2,089	-
Materials	58,207	58,207	-	-
Money Market Funds	92,389	92,389	-	-
Total Investments in Securities:	$ 1,888,563	$ 1,879,242	$ 9,321	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 1,959
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(1,959)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $71,618) - See accompanying schedule: Unaffiliated issuers (cost $1,423,860)	$ 1,796,174
Fidelity Central Funds (cost $92,389)	92,389
Total Investments (cost $1,516,249)		$ 1,888,563
Receivable for investments sold		1,439
Receivable for fund shares sold		2,084
Dividends receivable		2,001
Distributions receivable from Fidelity Central Funds		95
Prepaid expenses		1
Other receivables		143
Total assets		1,894,326

Liabilities
Payable for investments purchased	$ 1,560
Payable for fund shares redeemed	5,421
Accrued management fee	1,126
Distribution and service plan fees payable	620
Other affiliated payables	415
Other payables and accrued expenses	175
Collateral on securities loaned, at value	74,039
Total liabilities		83,356

Net Assets		$ 1,810,970
Net Assets consist of:
Paid in capital		$ 1,916,851
Accumulated net investment loss		(3,868)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(474,326)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		372,313
Net Assets		$ 1,810,970

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($313,475 ÷ 8,183.33 shares)	$ 38.31

Maximum offering price per share (100/94.25 of $38.31)	$ 40.65
Class T: Net Asset Value and redemption price per share ($1,145,930 ÷ 29,745.04 shares)	$ 38.53

Maximum offering price per share (100/96.50 of $38.53)	$ 39.93
Class B: Net Asset Value and offering price per share ($12,689 ÷ 353.18 shares)A	$ 35.93

Class C: Net Asset Value and offering price per share ($57,844 ÷ 1,601.95 shares)A	$ 36.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($281,032 ÷ 7,075.48 shares)	$ 39.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 7,946
Income from Fidelity Central Funds (including $1,032 from security lending)		1,040
Total income		8,986

Expenses
Management fee Basic fee	$ 5,067
Performance adjustment	1,511
Transfer agent fees	2,107
Distribution and service plan fees	3,706
Accounting and security lending fees	288
Custodian fees and expenses	29
Independent trustees' compensation	6
Registration fees	63
Audit	30
Legal	4
Miscellaneous	11
Total expenses before reductions	12,822
Expense reductions	(105)	12,717
Net investment income (loss)		(3,731)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	107,410
Foreign currency transactions	(11)
Total net realized gain (loss)		107,399
Change in net unrealized appreciation (depreciation) on: Investment securities	24,428
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		24,427
Net gain (loss)		131,826
Net increase (decrease) in net assets resulting from operations		$ 128,095

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,731)	$ (5,711)
Net realized gain (loss)	107,399	181,541
Change in net unrealized appreciation (depreciation)	24,427	(35,303)
Net increase (decrease) in net assets resulting from operations	128,095	140,527
Share transactions - net increase (decrease)	37,757	(52,964)
Total increase (decrease) in net assets	165,852	87,563

Net Assets
Beginning of period	1,645,118	1,557,555
End of period (including accumulated net investment loss of $3,868 and accumulated net investment loss of $137, respectively)	$ 1,810,970	$ 1,645,118

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 35.39	$ 32.30	$ 26.30	$ 18.92	$ 41.72	$ 35.07
Income from Investment Operations
Net investment income (loss) E	(.06)	(.08)	- J	.10	(.02)	(.20)
Net realized and unrealized gain (loss)	2.98	3.17	6.13	7.28	(22.78)	6.85
Total from investment operations	2.92	3.09	6.13	7.38	(22.80)	6.65
Distributions from net investment income	-	-	(.11)	-	-	-
Distributions from net realized gain	-	-	(.02)	-	-	-
Total distributions	-	-	(.13)	-	-	-
Net asset value, end of period	$ 38.31	$ 35.39	$ 32.30	$ 26.30	$ 18.92	$ 41.72
Total Return B, C, D	8.25%	9.57%	23.42%	39.01%	(54.65)%	18.96%
Ratios to Average Net Assets F, I
Expenses before reductions	1.31% A	1.08%	.90%	.80%	1.08%	1.11%
Expenses net of fee waivers, if any	1.29% A	1.08%	.90%	.80%	1.08%	1.11%
Expenses net of all reductions	1.29% A	1.07%	.90%	.80%	1.08%	1.10%
Net investment income (loss)	(.30)% A	(.23)%	-% H	.45%	(.05)%	(.53)%
Supplemental Data
Net assets, end of period (in millions)	$ 313	$ 267	$ 255	$ 236	$ 192	$ 475
Portfolio turnover rate G	36% A	31%	35%	114%	126%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 35.62	$ 32.58	$ 26.52	$ 19.12	$ 42.24	$ 35.57
Income from Investment Operations
Net investment income (loss) E	(.10)	(.15)	(.06)	.05	(.08)	(.27)
Net realized and unrealized gain (loss)	3.01	3.19	6.19	7.35	(23.04)	6.94
Total from investment operations	2.91	3.04	6.13	7.40	(23.12)	6.67
Distributions from net investment income	-	-	(.05)	-	-	-
Distributions from net realized gain	-	-	(.02)	-	-	-
Total distributions	-	-	(.07)	-	-	-
Net asset value, end of period	$ 38.53	$ 35.62	$ 32.58	$ 26.52	$ 19.12	$ 42.24
Total Return B, C, D	8.17%	9.33%	23.18%	38.70%	(54.73)%	18.75%
Ratios to Average Net Assets F, H
Expenses before reductions	1.49% A	1.25%	1.10%	1.03%	1.27%	1.28%
Expenses net of fee waivers, if any	1.49% A	1.25%	1.10%	1.03%	1.27%	1.28%
Expenses net of all reductions	1.48% A	1.25%	1.09%	1.02%	1.26%	1.27%
Net investment income (loss)	(.49)% A	(.40)%	(.20)%	.23%	(.24)%	(.70)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,146	$ 1,102	$ 1,126	$ 1,051	$ 876	$ 2,234
Portfolio turnover rate G	36% A	31%	35%	114%	126%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 33.31	$ 30.64	$ 25.01	$ 18.13	$ 40.28	$ 34.11
Income from Investment Operations
Net investment income (loss) E	(.19)	(.33)	(.21)	(.06)	(.26)	(.47)
Net realized and unrealized gain (loss)	2.81	3.00	5.84	6.94	(21.89)	6.64
Total from investment operations	2.62	2.67	5.63	6.88	(22.15)	6.17
Net asset value, end of period	$ 35.93	$ 33.31	$ 30.64	$ 25.01	$ 18.13	$ 40.28
Total Return B, C, D	7.87%	8.71%	22.51%	37.95%	(54.99)%	18.09%
Ratios to Average Net Assets F, H
Expenses before reductions	2.08% A	1.83%	1.66%	1.56%	1.83%	1.87%
Expenses net of fee waivers, if any	2.05% A	1.83%	1.66%	1.56%	1.83%	1.87%
Expenses net of all reductions	2.05% A	1.83%	1.65%	1.55%	1.82%	1.86%
Net investment income (loss)	(1.06)% A	(.98)%	(.76)%	(.30)%	(.80)%	(1.29)%
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 14	$ 18	$ 21	$ 20	$ 63
Portfolio turnover rate G	36% A	31%	35%	114%	126%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 33.48	$ 30.79	$ 25.14	$ 18.22	$ 40.47	$ 34.28
Income from Investment Operations
Net investment income (loss) E	(.19)	(.33)	(.21)	(.06)	(.26)	(.47)
Net realized and unrealized gain (loss)	2.82	3.02	5.86	6.98	(21.99)	6.66
Total from investment operations	2.63	2.69	5.65	6.92	(22.25)	6.19
Net asset value, end of period	$ 36.11	$ 33.48	$ 30.79	$ 25.14	$ 18.22	$ 40.47
Total Return B, C, D	7.86%	8.74%	22.47%	37.98%	(54.98)%	18.06%
Ratios to Average Net Assets F, H
Expenses before reductions	2.05% A	1.82%	1.65%	1.56%	1.83%	1.85%
Expenses net of fee waivers, if any	2.02% A	1.82%	1.65%	1.56%	1.83%	1.85%
Expenses net of all reductions	2.02% A	1.82%	1.65%	1.55%	1.83%	1.85%
Net investment income (loss)	(1.03)% A	(.97)%	(.75)%	(.30)%	(.80)%	(1.28)%
Supplemental Data
Net assets, end of period (in millions)	$ 58	$ 47	$ 41	$ 37	$ 30	$ 82
Portfolio turnover rate G	36% A	31%	35%	114%	126%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 36.63	$ 33.33	$ 27.11	$ 19.43	$ 42.70	$ 35.76
Income from Investment Operations
Net investment income (loss) D	- H	.05	.10	.17	.12	(.05)
Net realized and unrealized gain (loss)	3.09	3.25	6.33	7.51	(23.39)	6.99
Total from investment operations	3.09	3.30	6.43	7.68	(23.27)	6.94
Distributions from net investment income	-	-	(.19)	-	-	-
Distributions from net realized gain	-	-	(.02)	-	-	-
Total distributions	-	-	(.21)	-	-	-
Net asset value, end of period	$ 39.72	$ 36.63	$ 33.33	$ 27.11	$ 19.43	$ 42.70
Total Return B, C	8.44%	9.90%	23.86%	39.53%	(54.50)%	19.41%
Ratios to Average Net Assets E, G
Expenses before reductions	.97% A	.72%	.57%	.46%	.70%	.71%
Expenses net of fee waivers, if any	.97% A	.72%	.57%	.46%	.70%	.71%
Expenses net of all reductions	.97% A	.72%	.56%	.46%	.70%	.71%
Net investment income (loss)	.02% A	.13%	.33%	.79%	.33%	(.14)%
Supplemental Data
Net assets, end of period (in millions)	$ 281	$ 215	$ 118	$ 26	$ 31	$ 153
Portfolio turnover rate F	36% A	31%	35%	114%	126%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 543,127
Gross unrealized depreciation	(172,881)
Net unrealized appreciation (depreciation) on securities and other investments	$ 370,246

Tax cost	$ 1,518,317

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (101,698)
2017	(476,818)
Total capital loss carryforward	$ (578,516)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

Semiannual Report

4. Operating Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $351,160 and $323,968, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 380	$ 7
Class T	.25%	.25%	2,979	30
Class B	.75%	.25%	70	52
Class C	.75%	.25%	277	45
			$ 3,706	$ 134

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 46
Class T	21
Class B*	7
Class C*	4
$ 78

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 447.29
Class T	1,312.22
Class B	21.30
Class C	77.28
Institutional Class	250.20
	$ 2,107

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,854.32%		$ -*

* Amount represents three hundred and ten dollars.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,343. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $32 from securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 39
Class T	1.50%	34
Class B	2.00%	2
Class C	2.00%	7
		$ 82

Effective February 1, 2012, the expense limitations were discontinued.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $23 for the period.

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	1,792	1,372	$ 71,026	$ 48,809
Shares redeemed	(1,162)	(1,703)	(45,451)	(60,174)
Net increase (decrease)	630	(331)	$ 25,575	$ (11,365)
Class T
Shares sold	1,817	3,247	$ 71,549	$ 116,248
Shares redeemed	(3,014)	(6,879)	(117,860)	(246,776)
Net increase (decrease)	(1,197)	(3,632)	$ (46,311)	$ (130,528)
Class B
Shares sold	16	16	$ 579	$ 504
Shares redeemed	(73)	(196)	(2,692)	(6,602)
Net increase (decrease)	(57)	(180)	$ (2,113)	$ (6,098)
Class C
Shares sold	395	366	$ 14,607	$ 12,444
Shares redeemed	(183)	(298)	(6,792)	(9,922)
Net increase (decrease)	212	68	$ 7,815	$ 2,522
Institutional Class
Shares sold	2,758	5,313	$ 112,697	$ 196,519
Shares redeemed	(1,564)	(2,962)	(59,906)	(104,014)
Net increase (decrease)	1,194	2,351	$ 52,791	$ 92,505

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

GOI-USAN-0712
1.786794.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Large Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	1.31%
Actual		$ 1,000.00	$ 1,064.00	$ 6.76
Hypothetical A		$ 1,000.00	$ 1,018.45	$ 6.61
Class T	1.56%
Actual		$ 1,000.00	$ 1,062.50	$ 8.04
Hypothetical A		$ 1,000.00	$ 1,017.20	$ 7.87
Class B	2.08%
Actual		$ 1,000.00	$ 1,060.00	$ 10.71
Hypothetical A		$ 1,000.00	$ 1,014.60	$ 10.48
Class C	2.06%
Actual		$ 1,000.00	$ 1,060.30	$ 10.61
Hypothetical A		$ 1,000.00	$ 1,014.70	$ 10.38
Institutional Class	.98%
Actual		$ 1,000.00	$ 1,066.30	$ 5.06
Hypothetical A		$ 1,000.00	$ 1,020.10	$ 4.95

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.4	3.9
Wells Fargo & Co.	4.1	4.3
JPMorgan Chase & Co.	3.7	3.6
Chevron Corp.	3.1	3.3
Exxon Mobil Corp.	2.7	3.9
Google, Inc. Class A	2.3	2.4
General Electric Co.	2.2	2.1
Comcast Corp. Class A (special) (non-vtg.)	2.1	1.3
Procter & Gamble Co.	2.1	1.8
Microsoft Corp.	1.8	1.1
	29.5
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.3	23.4
Financials	16.8	17.2
Health Care	13.5	10.5
Consumer Discretionary	13.2	14.0
Industrials	12.0	12.3
Asset Allocation (% of fund's net assets)
As of May 31, 2012*		As of November 30, 2011**
	Stocks 99.8%		Stocks 99.4%
	Convertible Securities 0.0%†		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.2%		Short-Term Investments and Net Other Assets (Liabilities) 0.6%
* Foreign investments	8.3%	** Foreign investments	11.3%

† Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.5%
Gentex Corp.	116,666	$ 2,601,652
Johnson Controls, Inc.	105,800	3,188,812
		5,790,464
Automobiles - 0.3%
Bayerische Motoren Werke AG (BMW)	34,230	2,600,043
Tesla Motors, Inc. (a)	26,300	775,850
		3,375,893
Distributors - 0.2%
Li & Fung Ltd.	1,142,000	2,095,210
Hotels, Restaurants & Leisure - 0.6%
McDonald's Corp.	79,837	7,132,638
Household Durables - 1.7%
D.R. Horton, Inc.	193,892	3,218,607
KB Home	296,614	2,150,452
Lennar Corp. Class A	273,587	7,466,189
Toll Brothers, Inc. (a)	303,040	8,266,931
		21,102,179
Leisure Equipment & Products - 0.2%
Hasbro, Inc.	69,205	2,451,241
Media - 4.2%
Comcast Corp. Class A (special) (non-vtg.)	873,352	25,082,669
DreamWorks Animation SKG, Inc. Class A (a)	33,000	587,070
The Walt Disney Co.	96,600	4,415,586
Time Warner, Inc.	487,959	16,819,947
Viacom, Inc. Class B (non-vtg.)	72,773	3,473,455
		50,378,727
Multiline Retail - 1.6%
Target Corp.	331,026	19,169,716
Specialty Retail - 2.8%
Citi Trends, Inc. (a)	131,878	1,822,554
Home Depot, Inc.	120,860	5,963,232
Lowe's Companies, Inc.	583,244	15,584,280
Lumber Liquidators Holdings, Inc. (a)(d)	152,900	4,447,861
Staples, Inc.	295,109	3,877,732
Urban Outfitters, Inc. (a)	72,300	2,022,231
		33,717,890
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.2%
Warnaco Group, Inc. (a)	55,647	$ 2,476,848
TOTAL CONSUMER DISCRETIONARY		147,690,806
CONSUMER STAPLES - 9.2%
Beverages - 2.3%
Dr Pepper Snapple Group, Inc.	154,055	6,356,309
PepsiCo, Inc.	237,240	16,096,734
The Coca-Cola Co.	61,996	4,632,961
		27,086,004
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	166,611	7,487,498
Susser Holdings Corp. (a)	27,700	810,225
Walgreen Co.	178,116	5,436,100
		13,733,823
Food Products - 0.6%
Green Mountain Coffee Roasters, Inc. (a)	93,639	2,209,880
Kellogg Co.	115,193	5,619,115
		7,828,995
Household Products - 4.0%
Colgate-Palmolive Co.	91,635	9,007,721
Kimberly-Clark Corp.	172,663	13,700,809
Procter & Gamble Co.	402,152	25,050,048
		47,758,578
Personal Products - 0.2%
L'Oreal SA	3,100	349,034
Prestige Brands Holdings, Inc. (a)	147,797	2,029,253
		2,378,287
Tobacco - 1.0%
British American Tobacco PLC sponsored ADR	38,176	3,591,598
Lorillard, Inc.	65,254	8,065,394
		11,656,992
TOTAL CONSUMER STAPLES		110,442,679
ENERGY - 11.6%
Energy Equipment & Services - 2.5%
Cameron International Corp. (a)	56,020	2,559,554
Dresser-Rand Group, Inc. (a)	53,402	2,343,280
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Exterran Holdings, Inc. (a)(d)	254,503	$ 2,936,965
Halliburton Co.	480,157	14,433,519
Helmerich & Payne, Inc.	34,300	1,553,790
McDermott International, Inc. (a)	98,448	999,247
Schlumberger Ltd.	77,455	4,899,029
		29,725,384
Oil, Gas & Consumable Fuels - 9.1%
Amyris, Inc. (a)(d)	565,877	1,533,527
Apache Corp.	14,500	1,180,010
BP PLC sponsored ADR	81,109	2,957,234
Chevron Corp.	374,520	36,819,061
EV Energy Partners LP	26,600	1,364,048
Exxon Mobil Corp.	408,208	32,097,395
Marathon Petroleum Corp.	14,000	504,980
Newfield Exploration Co. (a)	24,000	719,040
Oasis Petroleum, Inc. (a)	25,900	665,371
Occidental Petroleum Corp.	85,404	6,769,975
Peabody Energy Corp.	96,075	2,244,312
QEP Resources, Inc.	47,205	1,242,436
Royal Dutch Shell PLC Class A (United Kingdom)	229,269	7,126,320
Suncor Energy, Inc.	408,300	11,080,650
Whiting Petroleum Corp. (a)	39,200	1,693,832
Williams Companies, Inc.	41,100	1,254,783
		109,252,974
TOTAL ENERGY		138,978,358
FINANCIALS - 16.8%
Capital Markets - 2.0%
Ashmore Group PLC	230,931	1,211,633
Charles Schwab Corp.	629,175	7,839,521
Goldman Sachs Group, Inc.	10,910	1,044,087
KKR & Co. LP	226,880	2,665,840
Morgan Stanley	500,251	6,683,353
Northern Trust Corp.	108,488	4,684,512
UBS AG (NY Shares)	53,800	612,244
		24,741,190
Commercial Banks - 7.2%
BB&T Corp.	250,361	7,565,909
CIT Group, Inc. (a)	104,174	3,561,709
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Comerica, Inc.	74,000	$ 2,251,080
Standard Chartered PLC (United Kingdom)	87,245	1,766,544
SunTrust Banks, Inc.	367,415	8,421,152
U.S. Bancorp	454,259	14,131,997
Wells Fargo & Co.	1,525,347	48,887,371
		86,585,762
Diversified Financial Services - 6.0%
Citigroup, Inc.	540,774	14,335,919
CME Group, Inc.	20,109	5,179,475
JPMorgan Chase & Co.	1,319,304	43,734,928
KKR Financial Holdings LLC	1,042,484	8,746,441
		71,996,763
Insurance - 1.2%
Genworth Financial, Inc. Class A (a)	636,281	3,334,112
Lincoln National Corp.	175,548	3,628,577
MetLife, Inc.	239,879	7,006,866
		13,969,555
Thrifts & Mortgage Finance - 0.4%
MGIC Investment Corp. (a)(d)	415,792	1,056,112
Radian Group, Inc. (d)	1,356,168	3,363,297
		4,419,409
TOTAL FINANCIALS		201,712,679
HEALTH CARE - 13.5%
Biotechnology - 2.2%
Amgen, Inc.	186,402	12,958,667
Anthera Pharmaceuticals, Inc. (a)	130,241	256,575
ARIAD Pharmaceuticals, Inc. (a)	59,095	979,204
ArQule, Inc. (a)	58,100	345,114
AVEO Pharmaceuticals, Inc. (a)	35,100	446,823
Clovis Oncology, Inc.	30,900	550,329
Dynavax Technologies Corp. (a)	339,338	1,279,304
Exelixis, Inc. (a)	48,400	224,092
Gentium SpA sponsored ADR (a)	218,300	2,019,275
Infinity Pharmaceuticals, Inc. (a)	98,753	1,284,777
Merrimack Pharmaceuticals, Inc.	23,500	161,445
NPS Pharmaceuticals, Inc. (a)	4,200	33,138
OncoGenex Pharmaceuticals, Inc. (a)	16,700	209,752
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Synageva BioPharma Corp. (a)	72,194	$ 2,816,288
Theravance, Inc. (a)	57,400	1,187,606
ZIOPHARM Oncology, Inc. (a)	319,140	1,640,380
		26,392,769
Health Care Equipment & Supplies - 2.3%
Alere, Inc. (a)	886,561	16,286,126
HeartWare International, Inc. (a)	49,560	4,032,697
Insulet Corp. (a)	86,752	1,597,972
Integra LifeSciences Holdings Corp. (a)	83,800	2,975,738
Mako Surgical Corp. (a)(d)	22,900	520,059
Masimo Corp. (a)	31,026	583,599
Natus Medical, Inc. (a)	11,900	133,280
St. Jude Medical, Inc.	46,000	1,767,320
		27,896,791
Health Care Providers & Services - 2.3%
Aetna, Inc.	91,107	3,725,365
IPC The Hospitalist Co., Inc. (a)	28,424	994,556
McKesson Corp.	126,602	11,049,823
WellPoint, Inc.	171,887	11,583,465
		27,353,209
Health Care Technology - 0.0%
Epocrates, Inc. (a)	43,800	332,004
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	89,143	3,838,498
QIAGEN NV (a)(d)	242,405	3,878,480
Thermo Fisher Scientific, Inc.	33,300	1,680,984
		9,397,962
Pharmaceuticals - 5.9%
Abbott Laboratories	164,625	10,172,179
Cardiome Pharma Corp. (a)	697,937	286,155
GlaxoSmithKline PLC sponsored ADR	149,089	6,576,316
Impax Laboratories, Inc. (a)	100,441	2,082,142
Johnson & Johnson	168,213	10,501,538
Merck & Co., Inc.	491,680	18,477,334
Optimer Pharmaceuticals, Inc. (a)	89,500	1,337,130
Pfizer, Inc.	821,657	17,969,639
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
ViroPharma, Inc. (a)	133,800	$ 2,694,732
XenoPort, Inc. (a)	14,287	84,008
		70,181,173
TOTAL HEALTH CARE		161,553,908
INDUSTRIALS - 12.0%
Aerospace & Defense - 2.6%
Esterline Technologies Corp. (a)	24,926	1,609,970
Honeywell International, Inc.	129,880	7,229,121
Raytheon Co.	89,199	4,488,494
Rockwell Collins, Inc.	154,420	7,778,135
The Boeing Co.	69,504	4,838,173
United Technologies Corp.	70,165	5,199,928
		31,143,821
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	55,590	3,238,673
United Parcel Service, Inc. Class B	48,700	3,649,578
		6,888,251
Building Products - 1.4%
Lennox International, Inc.	113,191	4,854,762
Owens Corning (a)	331,396	10,226,881
Quanex Building Products Corp.	105,978	1,749,697
		16,831,340
Commercial Services & Supplies - 0.5%
Herman Miller, Inc.	54,173	1,001,117
Interface, Inc.	248,054	3,147,805
Republic Services, Inc.	68,300	1,800,388
		5,949,310
Electrical Equipment - 1.3%
AMETEK, Inc.	53,600	2,718,056
Emerson Electric Co.	87,255	4,080,916
GrafTech International Ltd. (a)	174,878	1,865,948
Regal-Beloit Corp.	22,700	1,368,583
Roper Industries, Inc.	54,235	5,489,667
		15,523,170
Industrial Conglomerates - 2.8%
Danaher Corp.	41,850	2,174,945
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	1,406,097	$ 26,842,392
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	272,099	4,843,362
		33,860,699
Machinery - 1.5%
Illinois Tool Works, Inc.	55,321	3,106,274
Ingersoll-Rand PLC	299,722	12,381,516
Invensys PLC	303,500	1,029,543
Joy Global, Inc.	15,300	854,658
Westport Innovations, Inc. (a)(d)	25,500	622,455
		17,994,446
Professional Services - 1.1%
Acacia Research Corp. (f)	37,000	1,157,841
Acacia Research Corp. - Acacia Technologies (a)	84,286	2,930,624
Bureau Veritas SA	50,910	4,387,095
Michael Page International PLC	920,978	5,067,510
		13,543,070
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
Class A (a)(e)	80,200	1,678,586
Class A (a)	11,800	246,974
		1,925,560
TOTAL INDUSTRIALS		143,659,667
INFORMATION TECHNOLOGY - 22.3%
Communications Equipment - 2.2%
Acme Packet, Inc. (a)	63,300	1,448,304
Brocade Communications Systems, Inc. (a)	301,378	1,401,408
Cisco Systems, Inc.	631,321	10,309,472
Juniper Networks, Inc. (a)	268,994	4,626,697
Polycom, Inc. (a)	217,000	2,482,480
QUALCOMM, Inc.	91,250	5,229,538
Riverbed Technology, Inc. (a)	95,200	1,561,280
		27,059,179
Computers & Peripherals - 6.5%
Apple, Inc. (a)	112,765	65,147,716
EMC Corp. (a)	280,183	6,682,365
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Fusion-io, Inc.	16,700	$ 348,696
Hewlett-Packard Co.	234,939	5,328,417
		77,507,194
Electronic Equipment & Components - 0.6%
Aeroflex Holding Corp. (a)	251,278	1,625,769
Corning, Inc.	377,480	4,903,465
Dolby Laboratories, Inc. Class A (a)	16,100	690,529
		7,219,763
Internet Software & Services - 2.6%
Cornerstone OnDemand, Inc. (a)	73,054	1,464,733
Google, Inc. Class A (a)	46,676	27,112,221
Responsys, Inc. (a)	49,900	512,473
SciQuest, Inc. (a)	143,555	2,259,556
		31,348,983
IT Services - 5.8%
Accenture PLC Class A	41,849	2,389,578
Cognizant Technology Solutions Corp. Class A (a)	99,892	5,818,709
Fidelity National Information Services, Inc.	192,874	6,322,410
Heartland Payment Systems, Inc.	21,900	639,042
IBM Corp.	45,331	8,744,350
MasterCard, Inc. Class A	43,000	17,479,930
Paychex, Inc.	382,505	11,463,675
The Western Union Co.	320,857	5,262,055
Visa, Inc. Class A	95,828	11,039,386
		69,159,135
Semiconductors & Semiconductor Equipment - 0.7%
Lam Research Corp. (a)	78,934	2,944,238
NXP Semiconductors NV (a)	287,502	6,069,167
		9,013,405
Software - 3.9%
BroadSoft, Inc. (a)	43,105	1,177,198
Citrix Systems, Inc. (a)	31,279	2,285,869
Concur Technologies, Inc. (a)	41,724	2,580,629
Informatica Corp. (a)	23,370	968,219
Intuit, Inc.	54,960	3,090,401
Kenexa Corp. (a)	40,600	1,184,302
Microsoft Corp.	747,961	21,832,982
Nuance Communications, Inc. (a)	77,987	1,613,551
Oracle Corp.	265,450	7,026,462
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Red Hat, Inc. (a)	31,764	$ 1,632,034
salesforce.com, Inc. (a)	21,600	2,994,192
		46,385,839
TOTAL INFORMATION TECHNOLOGY		267,693,498
MATERIALS - 0.5%
Chemicals - 0.5%
E.I. du Pont de Nemours & Co.	27,100	1,307,846
PPG Industries, Inc.	6,000	620,640
W.R. Grace & Co. (a)	73,150	3,840,375
		5,768,861
UTILITIES - 0.7%
Electric Utilities - 0.4%
FirstEnergy Corp.	45,400	2,124,266
PPL Corp.	80,395	2,200,411
		4,324,677
Gas Utilities - 0.1%
National Fuel Gas Co.	39,122	1,691,244
Multi-Utilities - 0.2%
National Grid PLC	298,335	2,992,227
TOTAL UTILITIES		9,008,148
TOTAL COMMON STOCKS (Cost $1,120,320,965)		1,186,508,604
Nonconvertible Preferred Stocks - 0.9%

CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.9%
Porsche Automobil Holding SE (Germany)	61,800	3,183,902
Volkswagen AG	45,081	7,233,179
		10,417,081
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $8,279,552)		10,417,081
Convertible Bonds - 0.0%
	Principal Amount	Value
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (f)	$ 605,000	$ 422,865
TOTAL CONVERTIBLE BONDS (Cost $605,000)		422,865
Money Market Funds - 0.8%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	2,959,536	2,959,536
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	6,548,350	6,548,350
TOTAL MONEY MARKET FUNDS (Cost $9,507,886)		9,507,886
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,138,713,403)		1,206,856,436
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(6,978,608)
NET ASSETS - 100%		$ 1,199,877,828
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,678,586 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,580,706 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Acacia Research Corp.	2/16/12	$ 1,359,750
Amyris, Inc. 3% 2/27/17	2/27/12	$ 605,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,620
Fidelity Securities Lending Cash Central Fund	109,398
Total	$ 113,018
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 158,107,887	$ 145,090,763	$ 13,017,124	$ -
Consumer Staples	110,442,679	110,093,645	349,034	-
Energy	138,978,358	131,852,038	7,126,320	-
Financials	201,712,679	198,734,502	2,978,177	-
Health Care	161,553,908	161,553,908	-	-
Industrials	143,659,667	132,017,678	11,641,989	-
Information Technology	267,693,498	267,693,498	-	-
Materials	5,768,861	5,768,861	-	-
Utilities	9,008,148	6,015,921	2,992,227	-
Corporate Bonds	422,865	-	-	422,865
Money Market Funds	9,507,886	9,507,886	-	-
Total Investments in Securities:	$ 1,206,856,436	$ 1,168,328,700	$ 38,104,871	$ 422,865
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(182,135)
Cost of Purchases	605,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 422,865
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (182,135)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,240,842) - See accompanying schedule: Unaffiliated issuers (cost $1,129,205,517)	$ 1,197,348,550
Fidelity Central Funds (cost $9,507,886)	9,507,886
Total Investments (cost $1,138,713,403)		$ 1,206,856,436
Foreign currency held at value (cost $22)		22
Receivable for investments sold		2,632,777
Receivable for fund shares sold		298,041
Dividends receivable		3,218,429
Interest receivable		4,689
Distributions receivable from Fidelity Central Funds		71,378
Prepaid expenses		569
Other receivables		7,013
Total assets		1,213,089,354

Liabilities
Payable to custodian bank	$ 257,567
Payable for investments purchased	3,852,577
Payable for fund shares redeemed	1,471,248
Accrued management fee	670,008
Distribution and service plan fees payable	85,371
Other affiliated payables	277,821
Other payables and accrued expenses	48,584
Collateral on securities loaned, at value	6,548,350
Total liabilities		13,211,526

Net Assets		$ 1,199,877,828
Net Assets consist of:
Paid in capital		$ 1,142,259,118
Undistributed net investment income		5,385,414
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,898,404)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		68,131,700
Net Assets		$ 1,199,877,828

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($111,511,928 ÷ 5,981,365 shares)	$ 18.64

Maximum offering price per share (100/94.25 of $18.64)	$ 19.78
Class T: Net Asset Value and redemption price per share ($69,844,266 ÷ 3,754,326 shares)	$ 18.60

Maximum offering price per share (100/96.50 of $18.60)	$ 19.27
Class B: Net Asset Value and offering price per share ($11,265,973 ÷ 644,502 shares)A	$ 17.48

Class C: Net Asset Value and offering price per share ($25,447,517 ÷ 1,462,120 shares)A	$ 17.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($981,808,144 ÷ 51,145,399 shares)	$ 19.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 12,821,139
Interest		4,689
Income from Fidelity Central Funds		113,018
Total income		12,938,846

Expenses
Management fee Basic fee	$ 3,662,896
Performance adjustment	1,041,744
Transfer agent fees	1,459,300
Distribution and service plan fees	521,779
Accounting and security lending fees	210,035
Custodian fees and expenses	49,348
Independent trustees' compensation	4,089
Registration fees	54,537
Audit	27,494
Legal	1,625
Miscellaneous	7,201
Total expenses before reductions	7,040,048
Expense reductions	(21,170)	7,018,878
Net investment income (loss)		5,919,968
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,358,246
Foreign currency transactions	997
Futures contracts	(1,015,182)
Total net realized gain (loss)		12,344,061
Change in net unrealized appreciation (depreciation) on: Investment securities	67,933,536
Assets and liabilities in foreign currencies	(8,479)
Total change in net unrealized appreciation (depreciation)		67,925,057
Net gain (loss)		80,269,118
Net increase (decrease) in net assets resulting from operations		$ 86,189,086

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,919,968	$ 8,794,104
Net realized gain (loss)	12,344,061	57,275,599
Change in net unrealized appreciation (depreciation)	67,925,057	(819,861)
Net increase (decrease) in net assets resulting from operations	86,189,086	65,249,842
Distributions to shareholders from net investment income	(5,932,900)	(5,835,086)
Distributions to shareholders from net realized gain	(1,125,560)	(1,297,814)
Total distributions	(7,058,460)	(7,132,900)
Share transactions - net increase (decrease)	(103,637,186)	54,061,714
Total increase (decrease) in net assets	(24,506,560)	112,178,656

Net Assets
Beginning of period	1,224,384,388	1,112,205,732
End of period (including undistributed net investment income of $5,385,414 and undistributed net investment income of $5,398,346, respectively)	$ 1,199,877,828	$ 1,224,384,388

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 17.57	$ 16.69	$ 15.19	$ 10.13	$ 20.95	$ 18.65
Income from Investment Operations
Net investment income (loss) E	.06	.09	.05	.06	.11	.08
Net realized and unrealized gain (loss)	1.06	.87	1.52	5.08	(9.79)	2.25
Total from investment operations	1.12	.96	1.57	5.14	(9.68)	2.33
Distributions from net investment income	(.03)	(.06)	(.07)	(.08)	(.06)	(.03)
Distributions from net realized gain	(.02)	(.02)	-	-	(1.08)	-
Total distributions	(.05)	(.08)	(.07)	(.08)	(1.14)	(.03)
Net asset value, end of period	$ 18.64	$ 17.57	$ 16.69	$ 15.19	$ 10.13	$ 20.95
Total Return B,C,D	6.40%	5.73%	10.36%	51.10%	(48.83)%	12.49%
Ratios to Average Net Assets F,H
Expenses before reductions	1.31% A	1.29%	1.22%	1.16%	1.12%	1.18%
Expenses net of fee waivers, if any	1.31% A	1.29%	1.22%	1.16%	1.12%	1.18%
Expenses net of all reductions	1.31% A	1.28%	1.21%	1.15%	1.11%	1.17%
Net investment income (loss)	.66% A	.49%	.31%	.49%	.65%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 111,512	$ 103,670	$ 116,837	$ 112,450	$ 85,997	$ 184,296
Portfolio turnover rate G	64% A	83%	146%	185%	141%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 17.51	$ 16.63	$ 15.14	$ 10.07	$ 20.80	$ 18.54
Income from Investment Operations
Net investment income (loss) E	.04	.04	.01	.03	.07	.03
Net realized and unrealized gain (loss)	1.05	.87	1.52	5.06	(9.74)	2.23
Total from investment operations	1.09	.91	1.53	5.09	(9.67)	2.26
Distributions from net investment income	-	- I	(.04)	(.02)	-	-
Distributions from net realized gain	- I	(.02)	-	-	(1.06)	-
Total distributions	-	(.03) J	(.04)	(.02)	(1.06)	-
Net asset value, end of period	$ 18.60	$ 17.51	$ 16.63	$ 15.14	$ 10.07	$ 20.80
Total Return B,C,D	6.25%	5.44%	10.09%	50.71%	(48.96)%	12.19%
Ratios to Average Net Assets F,H
Expenses before reductions	1.56% A	1.54%	1.47%	1.42%	1.38%	1.42%
Expenses net of fee waivers, if any	1.56% A	1.54%	1.47%	1.42%	1.38%	1.42%
Expenses net of all reductions	1.56% A	1.53%	1.47%	1.41%	1.37%	1.41%
Net investment income (loss)	.41% A	.24%	.06%	.23%	.40%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,844	$ 69,678	$ 76,373	$ 87,009	$ 67,701	$ 175,292
Portfolio turnover rate G	64% A	83%	146%	185%	141%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.03 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.021 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.49	$ 15.72	$ 14.35	$ 9.57	$ 19.77	$ 17.71
Income from Investment Operations
Net investment income (loss) E	(.01)	(.05)	(.07)	(.03)	(.02)	(.07)
Net realized and unrealized gain (loss)	1.00	.82	1.44	4.81	(9.26)	2.13
Total from investment operations	.99	.77	1.37	4.78	(9.28)	2.06
Distributions from net realized gain	-	-	-	-	(.92)	-
Net asset value, end of period	$ 17.48	$ 16.49	$ 15.72	$ 14.35	$ 9.57	$ 19.77
Total Return B,C,D	6.00%	4.90%	9.55%	49.95%	(49.20)%	11.63%
Ratios to Average Net Assets F,H
Expenses before reductions	2.08% A	2.04%	1.98%	1.91%	1.88%	1.94%
Expenses net of fee waivers, if any	2.08% A	2.04%	1.98%	1.91%	1.88%	1.94%
Expenses net of all reductions	2.07% A	2.04%	1.97%	1.90%	1.87%	1.93%
Net investment income (loss)	(.10)% A	(.26)%	(.45)%	(.26)%	(.10)%	(.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,266	$ 12,839	$ 17,535	$ 21,907	$ 19,561	$ 55,779
Portfolio turnover rate G	64% A	83%	146%	185%	141%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.41	$ 15.65	$ 14.28	$ 9.53	$ 19.73	$ 17.67
Income from Investment Operations
Net investment income (loss) E	(.01)	(.04)	(.07)	(.03)	(.02)	(.07)
Net realized and unrealized gain (loss)	1.00	.80	1.44	4.78	(9.21)	2.13
Total from investment operations	.99	.76	1.37	4.75	(9.23)	2.06
Distributions from net realized gain	-	-	-	-	(.97)	-
Net asset value, end of period	$ 17.40	$ 16.41	$ 15.65	$ 14.28	$ 9.53	$ 19.73
Total Return B,C,D	6.03%	4.86%	9.59%	49.84%	(49.17)%	11.66%
Ratios to Average Net Assets F,H
Expenses before reductions	2.06% A	2.03%	1.97%	1.91%	1.87%	1.92%
Expenses net of fee waivers, if any	2.06% A	2.03%	1.97%	1.91%	1.87%	1.92%
Expenses net of all reductions	2.06% A	2.03%	1.96%	1.90%	1.86%	1.91%
Net investment income (loss)	(.09)% A	(.25)%	(.44)%	(.26)%	(.10)%	(.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,448	$ 24,197	$ 25,162	$ 24,650	$ 25,421	$ 49,262
Portfolio turnover rate G	64% A	83%	146%	185%	141%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.13	$ 17.22	$ 15.65	$ 10.48	$ 21.62	$ 19.24
Income from Investment Operations
Net investment income (loss) D	.10	.15	.11	.10	.16	.14
Net realized and unrealized gain (loss)	1.09	.89	1.57	5.22	(10.10)	2.33
Total from investment operations	1.19	1.04	1.68	5.32	(9.94)	2.47
Distributions from net investment income	(.10)	(.11)	(.11)	(.15)	(.12)	(.09)
Distributions from net realized gain	(.02)	(.02)	-	-	(1.08)	-
Total distributions	(.12)	(.13)	(.11)	(.15)	(1.20)	(.09)
Net asset value, end of period	$ 19.20	$ 18.13	$ 17.22	$ 15.65	$ 10.48	$ 21.62
Total Return B,C	6.63%	6.03%	10.78%	51.54%	(48.66)%	12.87%
Ratios to Average Net Assets E,G
Expenses before reductions	.98% A	.95%	.88%	.84%	.80%	.85%
Expenses net of fee waivers, if any	.98% A	.95%	.88%	.84%	.80%	.85%
Expenses net of all reductions	.98% A	.94%	.87%	.83%	.79%	.84%
Net investment income (loss)	1.00% A	.83%	.65%	.82%	.98%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 981,808	$ 1,013,999	$ 876,299	$ 924,675	$ 637,400	$ 811,613
Portfolio turnover rate F	64% A	83%	146%	185%	141%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Large Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, partnerships, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales transactions and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 169,058,416
Gross unrealized depreciation	(111,675,218)
Net unrealized appreciation (depreciation) on securities and other investments	$ 57,383,198

Tax cost	$ 1,149,473,238

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (4,885,960)

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Futures Contracts - continued

variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

During the period the Fund recognized net realized gain (loss) of $1,015,182 related to its investment in futures contracts. This amount is included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $415,743,065 and $515,441,770, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 142,007	$ -
Class T	.25%	.25%	183,872	768
Class B	.75%	.25%	63,964	48,405
Class C	.75%	.25%	131,936	11,941
			$ 521,779	$ 61,114

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21,583
Class T	8,507
Class B*	8,276
Class C*	1,351
$ 39,717

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 165,197.29
Class T	106,242.29
Class B	19,444.30
Class C	38,311.29
Institutional Class	1,130,106.21
	$ 1,459,300

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $16,848 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,915 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $476,910. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity

Semiannual Report

9. Security Lending - continued

Central Funds. Total security lending income during the period amounted to $109,398, including $ 1,731 from securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $21,170 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net investment income
Class A	$ 188,220	$ 390,763
Class T	-	18,328
Institutional Class	5,744,680	5,425,995
Total	$ 5,932,900	$ 5,835,086
From net realized gain
Class A	$ 105,874	$ 146,536
Class T	15,761	96,223
Institutional Class	1,003,925	1,055,055
Total	$ 1,125,560	$ 1,297,814

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	856,148	2,705,630	$ 16,340,117	$ 50,303,214
Reinvestment of distributions	15,814	27,986	271,844	498,989
Shares redeemed	(791,851)	(3,830,887)	(15,241,986)	(70,850,409)
Net increase (decrease)	80,111	(1,097,271)	$ 1,369,975	$ (20,048,206)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class T
Shares sold	281,687	541,986	$ 5,453,004	$ 9,898,711
Reinvestment of distributions	899	6,292	15,439	112,068
Shares redeemed	(508,706)	(1,160,678)	(9,689,805)	(21,213,551)
Net increase (decrease)	(226,120)	(612,400)	$ (4,221,362)	$ (11,202,772)
Class B
Shares sold	5,889	23,670	$ 105,264	$ 424,539
Shares redeemed	(140,174)	(360,469)	(2,533,962)	(6,235,827)
Net increase (decrease)	(134,285)	(336,799)	$ (2,428,698)	$ (5,811,288)
Class C
Shares sold	165,630	331,538	$ 2,974,977	$ 5,799,695
Shares redeemed	(177,681)	(465,405)	(3,201,606)	(7,933,683)
Net increase (decrease)	(12,051)	(133,867)	$ (226,629)	$ (2,133,988)
Institutional Class
Shares sold	4,310,904	14,264,205	$ 84,411,194	$ 268,029,356
Reinvestment of distributions	381,635	352,333	6,743,499	6,461,788
Shares redeemed	(9,477,845)	(9,581,595)	(189,285,165)	(181,233,176)
Net increase (decrease)	(4,785,306)	5,034,943	$ (98,130,472)	$ 93,257,968

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Advisor Freedom 2020 Fund®, Fidelity Advisor Freedom 2025 Fund® and Fidelity Advisor Freedom 2030 Fund® were the owners of record of approximately 10%, 10% and 11%, respectively, of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 64% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

LC-USAN-0712
1.786795.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Large Cap

Fund - Institutional Class

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	1.31%
Actual		$ 1,000.00	$ 1,064.00	$ 6.76
Hypothetical A		$ 1,000.00	$ 1,018.45	$ 6.61
Class T	1.56%
Actual		$ 1,000.00	$ 1,062.50	$ 8.04
Hypothetical A		$ 1,000.00	$ 1,017.20	$ 7.87
Class B	2.08%
Actual		$ 1,000.00	$ 1,060.00	$ 10.71
Hypothetical A		$ 1,000.00	$ 1,014.60	$ 10.48
Class C	2.06%
Actual		$ 1,000.00	$ 1,060.30	$ 10.61
Hypothetical A		$ 1,000.00	$ 1,014.70	$ 10.38
Institutional Class	.98%
Actual		$ 1,000.00	$ 1,066.30	$ 5.06
Hypothetical A		$ 1,000.00	$ 1,020.10	$ 4.95
A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.4	3.9
Wells Fargo & Co.	4.1	4.3
JPMorgan Chase & Co.	3.7	3.6
Chevron Corp.	3.1	3.3
Exxon Mobil Corp.	2.7	3.9
Google, Inc. Class A	2.3	2.4
General Electric Co.	2.2	2.1
Comcast Corp. Class A (special) (non-vtg.)	2.1	1.3
Procter & Gamble Co.	2.1	1.8
Microsoft Corp.	1.8	1.1
	29.5
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.3	23.4
Financials	16.8	17.2
Health Care	13.5	10.5
Consumer Discretionary	13.2	14.0
Industrials	12.0	12.3
Asset Allocation (% of fund's net assets)
As of May 31, 2012*		As of November 30, 2011**
	Stocks 99.8%		Stocks 99.4%
	Convertible Securities 0.0%†		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.2%		Short-Term Investments and Net Other Assets (Liabilities) 0.6%
* Foreign investments	8.3%	** Foreign investments	11.3%

† Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.5%
Gentex Corp.	116,666	$ 2,601,652
Johnson Controls, Inc.	105,800	3,188,812
		5,790,464
Automobiles - 0.3%
Bayerische Motoren Werke AG (BMW)	34,230	2,600,043
Tesla Motors, Inc. (a)	26,300	775,850
		3,375,893
Distributors - 0.2%
Li & Fung Ltd.	1,142,000	2,095,210
Hotels, Restaurants & Leisure - 0.6%
McDonald's Corp.	79,837	7,132,638
Household Durables - 1.7%
D.R. Horton, Inc.	193,892	3,218,607
KB Home	296,614	2,150,452
Lennar Corp. Class A	273,587	7,466,189
Toll Brothers, Inc. (a)	303,040	8,266,931
		21,102,179
Leisure Equipment & Products - 0.2%
Hasbro, Inc.	69,205	2,451,241
Media - 4.2%
Comcast Corp. Class A (special) (non-vtg.)	873,352	25,082,669
DreamWorks Animation SKG, Inc. Class A (a)	33,000	587,070
The Walt Disney Co.	96,600	4,415,586
Time Warner, Inc.	487,959	16,819,947
Viacom, Inc. Class B (non-vtg.)	72,773	3,473,455
		50,378,727
Multiline Retail - 1.6%
Target Corp.	331,026	19,169,716
Specialty Retail - 2.8%
Citi Trends, Inc. (a)	131,878	1,822,554
Home Depot, Inc.	120,860	5,963,232
Lowe's Companies, Inc.	583,244	15,584,280
Lumber Liquidators Holdings, Inc. (a)(d)	152,900	4,447,861
Staples, Inc.	295,109	3,877,732
Urban Outfitters, Inc. (a)	72,300	2,022,231
		33,717,890
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.2%
Warnaco Group, Inc. (a)	55,647	$ 2,476,848
TOTAL CONSUMER DISCRETIONARY		147,690,806
CONSUMER STAPLES - 9.2%
Beverages - 2.3%
Dr Pepper Snapple Group, Inc.	154,055	6,356,309
PepsiCo, Inc.	237,240	16,096,734
The Coca-Cola Co.	61,996	4,632,961
		27,086,004
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	166,611	7,487,498
Susser Holdings Corp. (a)	27,700	810,225
Walgreen Co.	178,116	5,436,100
		13,733,823
Food Products - 0.6%
Green Mountain Coffee Roasters, Inc. (a)	93,639	2,209,880
Kellogg Co.	115,193	5,619,115
		7,828,995
Household Products - 4.0%
Colgate-Palmolive Co.	91,635	9,007,721
Kimberly-Clark Corp.	172,663	13,700,809
Procter & Gamble Co.	402,152	25,050,048
		47,758,578
Personal Products - 0.2%
L'Oreal SA	3,100	349,034
Prestige Brands Holdings, Inc. (a)	147,797	2,029,253
		2,378,287
Tobacco - 1.0%
British American Tobacco PLC sponsored ADR	38,176	3,591,598
Lorillard, Inc.	65,254	8,065,394
		11,656,992
TOTAL CONSUMER STAPLES		110,442,679
ENERGY - 11.6%
Energy Equipment & Services - 2.5%
Cameron International Corp. (a)	56,020	2,559,554
Dresser-Rand Group, Inc. (a)	53,402	2,343,280
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Exterran Holdings, Inc. (a)(d)	254,503	$ 2,936,965
Halliburton Co.	480,157	14,433,519
Helmerich & Payne, Inc.	34,300	1,553,790
McDermott International, Inc. (a)	98,448	999,247
Schlumberger Ltd.	77,455	4,899,029
		29,725,384
Oil, Gas & Consumable Fuels - 9.1%
Amyris, Inc. (a)(d)	565,877	1,533,527
Apache Corp.	14,500	1,180,010
BP PLC sponsored ADR	81,109	2,957,234
Chevron Corp.	374,520	36,819,061
EV Energy Partners LP	26,600	1,364,048
Exxon Mobil Corp.	408,208	32,097,395
Marathon Petroleum Corp.	14,000	504,980
Newfield Exploration Co. (a)	24,000	719,040
Oasis Petroleum, Inc. (a)	25,900	665,371
Occidental Petroleum Corp.	85,404	6,769,975
Peabody Energy Corp.	96,075	2,244,312
QEP Resources, Inc.	47,205	1,242,436
Royal Dutch Shell PLC Class A (United Kingdom)	229,269	7,126,320
Suncor Energy, Inc.	408,300	11,080,650
Whiting Petroleum Corp. (a)	39,200	1,693,832
Williams Companies, Inc.	41,100	1,254,783
		109,252,974
TOTAL ENERGY		138,978,358
FINANCIALS - 16.8%
Capital Markets - 2.0%
Ashmore Group PLC	230,931	1,211,633
Charles Schwab Corp.	629,175	7,839,521
Goldman Sachs Group, Inc.	10,910	1,044,087
KKR & Co. LP	226,880	2,665,840
Morgan Stanley	500,251	6,683,353
Northern Trust Corp.	108,488	4,684,512
UBS AG (NY Shares)	53,800	612,244
		24,741,190
Commercial Banks - 7.2%
BB&T Corp.	250,361	7,565,909
CIT Group, Inc. (a)	104,174	3,561,709
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Comerica, Inc.	74,000	$ 2,251,080
Standard Chartered PLC (United Kingdom)	87,245	1,766,544
SunTrust Banks, Inc.	367,415	8,421,152
U.S. Bancorp	454,259	14,131,997
Wells Fargo & Co.	1,525,347	48,887,371
		86,585,762
Diversified Financial Services - 6.0%
Citigroup, Inc.	540,774	14,335,919
CME Group, Inc.	20,109	5,179,475
JPMorgan Chase & Co.	1,319,304	43,734,928
KKR Financial Holdings LLC	1,042,484	8,746,441
		71,996,763
Insurance - 1.2%
Genworth Financial, Inc. Class A (a)	636,281	3,334,112
Lincoln National Corp.	175,548	3,628,577
MetLife, Inc.	239,879	7,006,866
		13,969,555
Thrifts & Mortgage Finance - 0.4%
MGIC Investment Corp. (a)(d)	415,792	1,056,112
Radian Group, Inc. (d)	1,356,168	3,363,297
		4,419,409
TOTAL FINANCIALS		201,712,679
HEALTH CARE - 13.5%
Biotechnology - 2.2%
Amgen, Inc.	186,402	12,958,667
Anthera Pharmaceuticals, Inc. (a)	130,241	256,575
ARIAD Pharmaceuticals, Inc. (a)	59,095	979,204
ArQule, Inc. (a)	58,100	345,114
AVEO Pharmaceuticals, Inc. (a)	35,100	446,823
Clovis Oncology, Inc.	30,900	550,329
Dynavax Technologies Corp. (a)	339,338	1,279,304
Exelixis, Inc. (a)	48,400	224,092
Gentium SpA sponsored ADR (a)	218,300	2,019,275
Infinity Pharmaceuticals, Inc. (a)	98,753	1,284,777
Merrimack Pharmaceuticals, Inc.	23,500	161,445
NPS Pharmaceuticals, Inc. (a)	4,200	33,138
OncoGenex Pharmaceuticals, Inc. (a)	16,700	209,752
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Synageva BioPharma Corp. (a)	72,194	$ 2,816,288
Theravance, Inc. (a)	57,400	1,187,606
ZIOPHARM Oncology, Inc. (a)	319,140	1,640,380
		26,392,769
Health Care Equipment & Supplies - 2.3%
Alere, Inc. (a)	886,561	16,286,126
HeartWare International, Inc. (a)	49,560	4,032,697
Insulet Corp. (a)	86,752	1,597,972
Integra LifeSciences Holdings Corp. (a)	83,800	2,975,738
Mako Surgical Corp. (a)(d)	22,900	520,059
Masimo Corp. (a)	31,026	583,599
Natus Medical, Inc. (a)	11,900	133,280
St. Jude Medical, Inc.	46,000	1,767,320
		27,896,791
Health Care Providers & Services - 2.3%
Aetna, Inc.	91,107	3,725,365
IPC The Hospitalist Co., Inc. (a)	28,424	994,556
McKesson Corp.	126,602	11,049,823
WellPoint, Inc.	171,887	11,583,465
		27,353,209
Health Care Technology - 0.0%
Epocrates, Inc. (a)	43,800	332,004
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	89,143	3,838,498
QIAGEN NV (a)(d)	242,405	3,878,480
Thermo Fisher Scientific, Inc.	33,300	1,680,984
		9,397,962
Pharmaceuticals - 5.9%
Abbott Laboratories	164,625	10,172,179
Cardiome Pharma Corp. (a)	697,937	286,155
GlaxoSmithKline PLC sponsored ADR	149,089	6,576,316
Impax Laboratories, Inc. (a)	100,441	2,082,142
Johnson & Johnson	168,213	10,501,538
Merck & Co., Inc.	491,680	18,477,334
Optimer Pharmaceuticals, Inc. (a)	89,500	1,337,130
Pfizer, Inc.	821,657	17,969,639
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
ViroPharma, Inc. (a)	133,800	$ 2,694,732
XenoPort, Inc. (a)	14,287	84,008
		70,181,173
TOTAL HEALTH CARE		161,553,908
INDUSTRIALS - 12.0%
Aerospace & Defense - 2.6%
Esterline Technologies Corp. (a)	24,926	1,609,970
Honeywell International, Inc.	129,880	7,229,121
Raytheon Co.	89,199	4,488,494
Rockwell Collins, Inc.	154,420	7,778,135
The Boeing Co.	69,504	4,838,173
United Technologies Corp.	70,165	5,199,928
		31,143,821
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	55,590	3,238,673
United Parcel Service, Inc. Class B	48,700	3,649,578
		6,888,251
Building Products - 1.4%
Lennox International, Inc.	113,191	4,854,762
Owens Corning (a)	331,396	10,226,881
Quanex Building Products Corp.	105,978	1,749,697
		16,831,340
Commercial Services & Supplies - 0.5%
Herman Miller, Inc.	54,173	1,001,117
Interface, Inc.	248,054	3,147,805
Republic Services, Inc.	68,300	1,800,388
		5,949,310
Electrical Equipment - 1.3%
AMETEK, Inc.	53,600	2,718,056
Emerson Electric Co.	87,255	4,080,916
GrafTech International Ltd. (a)	174,878	1,865,948
Regal-Beloit Corp.	22,700	1,368,583
Roper Industries, Inc.	54,235	5,489,667
		15,523,170
Industrial Conglomerates - 2.8%
Danaher Corp.	41,850	2,174,945
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	1,406,097	$ 26,842,392
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	272,099	4,843,362
		33,860,699
Machinery - 1.5%
Illinois Tool Works, Inc.	55,321	3,106,274
Ingersoll-Rand PLC	299,722	12,381,516
Invensys PLC	303,500	1,029,543
Joy Global, Inc.	15,300	854,658
Westport Innovations, Inc. (a)(d)	25,500	622,455
		17,994,446
Professional Services - 1.1%
Acacia Research Corp. (f)	37,000	1,157,841
Acacia Research Corp. - Acacia Technologies (a)	84,286	2,930,624
Bureau Veritas SA	50,910	4,387,095
Michael Page International PLC	920,978	5,067,510
		13,543,070
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
Class A (a)(e)	80,200	1,678,586
Class A (a)	11,800	246,974
		1,925,560
TOTAL INDUSTRIALS		143,659,667
INFORMATION TECHNOLOGY - 22.3%
Communications Equipment - 2.2%
Acme Packet, Inc. (a)	63,300	1,448,304
Brocade Communications Systems, Inc. (a)	301,378	1,401,408
Cisco Systems, Inc.	631,321	10,309,472
Juniper Networks, Inc. (a)	268,994	4,626,697
Polycom, Inc. (a)	217,000	2,482,480
QUALCOMM, Inc.	91,250	5,229,538
Riverbed Technology, Inc. (a)	95,200	1,561,280
		27,059,179
Computers & Peripherals - 6.5%
Apple, Inc. (a)	112,765	65,147,716
EMC Corp. (a)	280,183	6,682,365
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Fusion-io, Inc.	16,700	$ 348,696
Hewlett-Packard Co.	234,939	5,328,417
		77,507,194
Electronic Equipment & Components - 0.6%
Aeroflex Holding Corp. (a)	251,278	1,625,769
Corning, Inc.	377,480	4,903,465
Dolby Laboratories, Inc. Class A (a)	16,100	690,529
		7,219,763
Internet Software & Services - 2.6%
Cornerstone OnDemand, Inc. (a)	73,054	1,464,733
Google, Inc. Class A (a)	46,676	27,112,221
Responsys, Inc. (a)	49,900	512,473
SciQuest, Inc. (a)	143,555	2,259,556
		31,348,983
IT Services - 5.8%
Accenture PLC Class A	41,849	2,389,578
Cognizant Technology Solutions Corp. Class A (a)	99,892	5,818,709
Fidelity National Information Services, Inc.	192,874	6,322,410
Heartland Payment Systems, Inc.	21,900	639,042
IBM Corp.	45,331	8,744,350
MasterCard, Inc. Class A	43,000	17,479,930
Paychex, Inc.	382,505	11,463,675
The Western Union Co.	320,857	5,262,055
Visa, Inc. Class A	95,828	11,039,386
		69,159,135
Semiconductors & Semiconductor Equipment - 0.7%
Lam Research Corp. (a)	78,934	2,944,238
NXP Semiconductors NV (a)	287,502	6,069,167
		9,013,405
Software - 3.9%
BroadSoft, Inc. (a)	43,105	1,177,198
Citrix Systems, Inc. (a)	31,279	2,285,869
Concur Technologies, Inc. (a)	41,724	2,580,629
Informatica Corp. (a)	23,370	968,219
Intuit, Inc.	54,960	3,090,401
Kenexa Corp. (a)	40,600	1,184,302
Microsoft Corp.	747,961	21,832,982
Nuance Communications, Inc. (a)	77,987	1,613,551
Oracle Corp.	265,450	7,026,462
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Red Hat, Inc. (a)	31,764	$ 1,632,034
salesforce.com, Inc. (a)	21,600	2,994,192
		46,385,839
TOTAL INFORMATION TECHNOLOGY		267,693,498
MATERIALS - 0.5%
Chemicals - 0.5%
E.I. du Pont de Nemours & Co.	27,100	1,307,846
PPG Industries, Inc.	6,000	620,640
W.R. Grace & Co. (a)	73,150	3,840,375
		5,768,861
UTILITIES - 0.7%
Electric Utilities - 0.4%
FirstEnergy Corp.	45,400	2,124,266
PPL Corp.	80,395	2,200,411
		4,324,677
Gas Utilities - 0.1%
National Fuel Gas Co.	39,122	1,691,244
Multi-Utilities - 0.2%
National Grid PLC	298,335	2,992,227
TOTAL UTILITIES		9,008,148
TOTAL COMMON STOCKS (Cost $1,120,320,965)		1,186,508,604
Nonconvertible Preferred Stocks - 0.9%

CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.9%
Porsche Automobil Holding SE (Germany)	61,800	3,183,902
Volkswagen AG	45,081	7,233,179
		10,417,081
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $8,279,552)		10,417,081
Convertible Bonds - 0.0%
	Principal Amount	Value
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (f)	$ 605,000	$ 422,865
TOTAL CONVERTIBLE BONDS (Cost $605,000)		422,865
Money Market Funds - 0.8%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	2,959,536	2,959,536
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	6,548,350	6,548,350
TOTAL MONEY MARKET FUNDS (Cost $9,507,886)		9,507,886
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,138,713,403)		1,206,856,436
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(6,978,608)
NET ASSETS - 100%		$ 1,199,877,828
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,678,586 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,580,706 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Acacia Research Corp.	2/16/12	$ 1,359,750
Amyris, Inc. 3% 2/27/17	2/27/12	$ 605,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,620
Fidelity Securities Lending Cash Central Fund	109,398
Total	$ 113,018
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 158,107,887	$ 145,090,763	$ 13,017,124	$ -
Consumer Staples	110,442,679	110,093,645	349,034	-
Energy	138,978,358	131,852,038	7,126,320	-
Financials	201,712,679	198,734,502	2,978,177	-
Health Care	161,553,908	161,553,908	-	-
Industrials	143,659,667	132,017,678	11,641,989	-
Information Technology	267,693,498	267,693,498	-	-
Materials	5,768,861	5,768,861	-	-
Utilities	9,008,148	6,015,921	2,992,227	-
Corporate Bonds	422,865	-	-	422,865
Money Market Funds	9,507,886	9,507,886	-	-
Total Investments in Securities:	$ 1,206,856,436	$ 1,168,328,700	$ 38,104,871	$ 422,865
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(182,135)
Cost of Purchases	605,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 422,865
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (182,135)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,240,842) - See accompanying schedule: Unaffiliated issuers (cost $1,129,205,517)	$ 1,197,348,550
Fidelity Central Funds (cost $9,507,886)	9,507,886
Total Investments (cost $1,138,713,403)		$ 1,206,856,436
Foreign currency held at value (cost $22)		22
Receivable for investments sold		2,632,777
Receivable for fund shares sold		298,041
Dividends receivable		3,218,429
Interest receivable		4,689
Distributions receivable from Fidelity Central Funds		71,378
Prepaid expenses		569
Other receivables		7,013
Total assets		1,213,089,354

Liabilities
Payable to custodian bank	$ 257,567
Payable for investments purchased	3,852,577
Payable for fund shares redeemed	1,471,248
Accrued management fee	670,008
Distribution and service plan fees payable	85,371
Other affiliated payables	277,821
Other payables and accrued expenses	48,584
Collateral on securities loaned, at value	6,548,350
Total liabilities		13,211,526

Net Assets		$ 1,199,877,828
Net Assets consist of:
Paid in capital		$ 1,142,259,118
Undistributed net investment income		5,385,414
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,898,404)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		68,131,700
Net Assets		$ 1,199,877,828

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($111,511,928 ÷ 5,981,365 shares)	$ 18.64

Maximum offering price per share (100/94.25 of $18.64)	$ 19.78
Class T: Net Asset Value and redemption price per share ($69,844,266 ÷ 3,754,326 shares)	$ 18.60

Maximum offering price per share (100/96.50 of $18.60)	$ 19.27
Class B: Net Asset Value and offering price per share ($11,265,973 ÷ 644,502 shares)A	$ 17.48

Class C: Net Asset Value and offering price per share ($25,447,517 ÷ 1,462,120 shares)A	$ 17.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($981,808,144 ÷ 51,145,399 shares)	$ 19.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 12,821,139
Interest		4,689
Income from Fidelity Central Funds		113,018
Total income		12,938,846

Expenses
Management fee Basic fee	$ 3,662,896
Performance adjustment	1,041,744
Transfer agent fees	1,459,300
Distribution and service plan fees	521,779
Accounting and security lending fees	210,035
Custodian fees and expenses	49,348
Independent trustees' compensation	4,089
Registration fees	54,537
Audit	27,494
Legal	1,625
Miscellaneous	7,201
Total expenses before reductions	7,040,048
Expense reductions	(21,170)	7,018,878
Net investment income (loss)		5,919,968
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,358,246
Foreign currency transactions	997
Futures contracts	(1,015,182)
Total net realized gain (loss)		12,344,061
Change in net unrealized appreciation (depreciation) on: Investment securities	67,933,536
Assets and liabilities in foreign currencies	(8,479)
Total change in net unrealized appreciation (depreciation)		67,925,057
Net gain (loss)		80,269,118
Net increase (decrease) in net assets resulting from operations		$ 86,189,086

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,919,968	$ 8,794,104
Net realized gain (loss)	12,344,061	57,275,599
Change in net unrealized appreciation (depreciation)	67,925,057	(819,861)
Net increase (decrease) in net assets resulting from operations	86,189,086	65,249,842
Distributions to shareholders from net investment income	(5,932,900)	(5,835,086)
Distributions to shareholders from net realized gain	(1,125,560)	(1,297,814)
Total distributions	(7,058,460)	(7,132,900)
Share transactions - net increase (decrease)	(103,637,186)	54,061,714
Total increase (decrease) in net assets	(24,506,560)	112,178,656

Net Assets
Beginning of period	1,224,384,388	1,112,205,732
End of period (including undistributed net investment income of $5,385,414 and undistributed net investment income of $5,398,346, respectively)	$ 1,199,877,828	$ 1,224,384,388

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 17.57	$ 16.69	$ 15.19	$ 10.13	$ 20.95	$ 18.65
Income from Investment Operations
Net investment income (loss) E	.06	.09	.05	.06	.11	.08
Net realized and unrealized gain (loss)	1.06	.87	1.52	5.08	(9.79)	2.25
Total from investment operations	1.12	.96	1.57	5.14	(9.68)	2.33
Distributions from net investment income	(.03)	(.06)	(.07)	(.08)	(.06)	(.03)
Distributions from net realized gain	(.02)	(.02)	-	-	(1.08)	-
Total distributions	(.05)	(.08)	(.07)	(.08)	(1.14)	(.03)
Net asset value, end of period	$ 18.64	$ 17.57	$ 16.69	$ 15.19	$ 10.13	$ 20.95
Total Return B,C,D	6.40%	5.73%	10.36%	51.10%	(48.83)%	12.49%
Ratios to Average Net Assets F,H
Expenses before reductions	1.31% A	1.29%	1.22%	1.16%	1.12%	1.18%
Expenses net of fee waivers, if any	1.31% A	1.29%	1.22%	1.16%	1.12%	1.18%
Expenses net of all reductions	1.31% A	1.28%	1.21%	1.15%	1.11%	1.17%
Net investment income (loss)	.66% A	.49%	.31%	.49%	.65%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 111,512	$ 103,670	$ 116,837	$ 112,450	$ 85,997	$ 184,296
Portfolio turnover rate G	64% A	83%	146%	185%	141%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 17.51	$ 16.63	$ 15.14	$ 10.07	$ 20.80	$ 18.54
Income from Investment Operations
Net investment income (loss) E	.04	.04	.01	.03	.07	.03
Net realized and unrealized gain (loss)	1.05	.87	1.52	5.06	(9.74)	2.23
Total from investment operations	1.09	.91	1.53	5.09	(9.67)	2.26
Distributions from net investment income	-	- I	(.04)	(.02)	-	-
Distributions from net realized gain	- I	(.02)	-	-	(1.06)	-
Total distributions	-	(.03) J	(.04)	(.02)	(1.06)	-
Net asset value, end of period	$ 18.60	$ 17.51	$ 16.63	$ 15.14	$ 10.07	$ 20.80
Total Return B,C,D	6.25%	5.44%	10.09%	50.71%	(48.96)%	12.19%
Ratios to Average Net Assets F,H
Expenses before reductions	1.56% A	1.54%	1.47%	1.42%	1.38%	1.42%
Expenses net of fee waivers, if any	1.56% A	1.54%	1.47%	1.42%	1.38%	1.42%
Expenses net of all reductions	1.56% A	1.53%	1.47%	1.41%	1.37%	1.41%
Net investment income (loss)	.41% A	.24%	.06%	.23%	.40%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,844	$ 69,678	$ 76,373	$ 87,009	$ 67,701	$ 175,292
Portfolio turnover rate G	64% A	83%	146%	185%	141%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.03 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.021 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.49	$ 15.72	$ 14.35	$ 9.57	$ 19.77	$ 17.71
Income from Investment Operations
Net investment income (loss) E	(.01)	(.05)	(.07)	(.03)	(.02)	(.07)
Net realized and unrealized gain (loss)	1.00	.82	1.44	4.81	(9.26)	2.13
Total from investment operations	.99	.77	1.37	4.78	(9.28)	2.06
Distributions from net realized gain	-	-	-	-	(.92)	-
Net asset value, end of period	$ 17.48	$ 16.49	$ 15.72	$ 14.35	$ 9.57	$ 19.77
Total Return B,C,D	6.00%	4.90%	9.55%	49.95%	(49.20)%	11.63%
Ratios to Average Net Assets F,H
Expenses before reductions	2.08% A	2.04%	1.98%	1.91%	1.88%	1.94%
Expenses net of fee waivers, if any	2.08% A	2.04%	1.98%	1.91%	1.88%	1.94%
Expenses net of all reductions	2.07% A	2.04%	1.97%	1.90%	1.87%	1.93%
Net investment income (loss)	(.10)% A	(.26)%	(.45)%	(.26)%	(.10)%	(.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,266	$ 12,839	$ 17,535	$ 21,907	$ 19,561	$ 55,779
Portfolio turnover rate G	64% A	83%	146%	185%	141%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.41	$ 15.65	$ 14.28	$ 9.53	$ 19.73	$ 17.67
Income from Investment Operations
Net investment income (loss) E	(.01)	(.04)	(.07)	(.03)	(.02)	(.07)
Net realized and unrealized gain (loss)	1.00	.80	1.44	4.78	(9.21)	2.13
Total from investment operations	.99	.76	1.37	4.75	(9.23)	2.06
Distributions from net realized gain	-	-	-	-	(.97)	-
Net asset value, end of period	$ 17.40	$ 16.41	$ 15.65	$ 14.28	$ 9.53	$ 19.73
Total Return B,C,D	6.03%	4.86%	9.59%	49.84%	(49.17)%	11.66%
Ratios to Average Net Assets F,H
Expenses before reductions	2.06% A	2.03%	1.97%	1.91%	1.87%	1.92%
Expenses net of fee waivers, if any	2.06% A	2.03%	1.97%	1.91%	1.87%	1.92%
Expenses net of all reductions	2.06% A	2.03%	1.96%	1.90%	1.86%	1.91%
Net investment income (loss)	(.09)% A	(.25)%	(.44)%	(.26)%	(.10)%	(.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,448	$ 24,197	$ 25,162	$ 24,650	$ 25,421	$ 49,262
Portfolio turnover rate G	64% A	83%	146%	185%	141%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.13	$ 17.22	$ 15.65	$ 10.48	$ 21.62	$ 19.24
Income from Investment Operations
Net investment income (loss) D	.10	.15	.11	.10	.16	.14
Net realized and unrealized gain (loss)	1.09	.89	1.57	5.22	(10.10)	2.33
Total from investment operations	1.19	1.04	1.68	5.32	(9.94)	2.47
Distributions from net investment income	(.10)	(.11)	(.11)	(.15)	(.12)	(.09)
Distributions from net realized gain	(.02)	(.02)	-	-	(1.08)	-
Total distributions	(.12)	(.13)	(.11)	(.15)	(1.20)	(.09)
Net asset value, end of period	$ 19.20	$ 18.13	$ 17.22	$ 15.65	$ 10.48	$ 21.62
Total Return B,C	6.63%	6.03%	10.78%	51.54%	(48.66)%	12.87%
Ratios to Average Net Assets E,G
Expenses before reductions	.98% A	.95%	.88%	.84%	.80%	.85%
Expenses net of fee waivers, if any	.98% A	.95%	.88%	.84%	.80%	.85%
Expenses net of all reductions	.98% A	.94%	.87%	.83%	.79%	.84%
Net investment income (loss)	1.00% A	.83%	.65%	.82%	.98%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 981,808	$ 1,013,999	$ 876,299	$ 924,675	$ 637,400	$ 811,613
Portfolio turnover rate F	64% A	83%	146%	185%	141%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Large Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, partnerships, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales transactions and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 169,058,416
Gross unrealized depreciation	(111,675,218)
Net unrealized appreciation (depreciation) on securities and other investments	$ 57,383,198

Tax cost	$ 1,149,473,238

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (4,885,960)

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Futures Contracts - continued

variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

During the period the Fund recognized net realized gain (loss) of $1,015,182 related to its investment in futures contracts. This amount is included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $415,743,065 and $515,441,770, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 142,007	$ -
Class T	.25%	.25%	183,872	768
Class B	.75%	.25%	63,964	48,405
Class C	.75%	.25%	131,936	11,941
			$ 521,779	$ 61,114

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21,583
Class T	8,507
Class B*	8,276
Class C*	1,351
$ 39,717

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 165,197.29
Class T	106,242.29
Class B	19,444.30
Class C	38,311.29
Institutional Class	1,130,106.21
	$ 1,459,300

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $16,848 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,915 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $476,910. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity

Semiannual Report

9. Security Lending - continued

Central Funds. Total security lending income during the period amounted to $109,398, including $ 1,731 from securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $21,170 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net investment income
Class A	$ 188,220	$ 390,763
Class T	-	18,328
Institutional Class	5,744,680	5,425,995
Total	$ 5,932,900	$ 5,835,086
From net realized gain
Class A	$ 105,874	$ 146,536
Class T	15,761	96,223
Institutional Class	1,003,925	1,055,055
Total	$ 1,125,560	$ 1,297,814

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	856,148	2,705,630	$ 16,340,117	$ 50,303,214
Reinvestment of distributions	15,814	27,986	271,844	498,989
Shares redeemed	(791,851)	(3,830,887)	(15,241,986)	(70,850,409)
Net increase (decrease)	80,111	(1,097,271)	$ 1,369,975	$ (20,048,206)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class T
Shares sold	281,687	541,986	$ 5,453,004	$ 9,898,711
Reinvestment of distributions	899	6,292	15,439	112,068
Shares redeemed	(508,706)	(1,160,678)	(9,689,805)	(21,213,551)
Net increase (decrease)	(226,120)	(612,400)	$ (4,221,362)	$ (11,202,772)
Class B
Shares sold	5,889	23,670	$ 105,264	$ 424,539
Shares redeemed	(140,174)	(360,469)	(2,533,962)	(6,235,827)
Net increase (decrease)	(134,285)	(336,799)	$ (2,428,698)	$ (5,811,288)
Class C
Shares sold	165,630	331,538	$ 2,974,977	$ 5,799,695
Shares redeemed	(177,681)	(465,405)	(3,201,606)	(7,933,683)
Net increase (decrease)	(12,051)	(133,867)	$ (226,629)	$ (2,133,988)
Institutional Class
Shares sold	4,310,904	14,264,205	$ 84,411,194	$ 268,029,356
Reinvestment of distributions	381,635	352,333	6,743,499	6,461,788
Shares redeemed	(9,477,845)	(9,581,595)	(189,285,165)	(181,233,176)
Net increase (decrease)	(4,785,306)	5,034,943	$ (98,130,472)	$ 93,257,968

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Advisor Freedom 2020 Fund®, Fidelity Advisor Freedom 2025 Fund® and Fidelity Advisor Freedom 2030 Fund® were the owners of record of approximately 10%, 10% and 11%, respectively, of the total outstanding shares of the Fund. The Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 64% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

LCI-USAN-0712
1.786796.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor® Stock Selector

Mid Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	1.00%
Actual		$ 1,000.00	$ 1,067.20	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Class T	1.19%
Actual		$ 1,000.00	$ 1,066.20	$ 6.15
HypotheticalA		$ 1,000.00	$ 1,019.05	$ 6.01
Class B	1.78%
Actual		$ 1,000.00	$ 1,063.00	$ 9.18
HypotheticalA		$ 1,000.00	$ 1,016.10	$ 8.97
Class C	1.73%
Actual		$ 1,000.00	$ 1,063.00	$ 8.92
HypotheticalA		$ 1,000.00	$ 1,016.35	$ 8.72
Institutional Class	.70%
Actual		$ 1,000.00	$ 1,068.30	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,021.50	$ 3.54

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
AMETEK, Inc.	1.6	1.3
J.B. Hunt Transport Services, Inc.	1.3	0.0
Hubbell, Inc. Class B	1.3	0.9
Capital One Financial Corp.	1.3	0.7
Monster Beverage Corp.	1.1	0.0
Watsco, Inc.	1.1	0.8
PetSmart, Inc.	1.1	1.0
Huntington Bancshares, Inc.	1.1	0.6
The Macerich Co.	1.1	1.0
Validus Holdings Ltd.	1.1	0.8
	12.1
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.6	18.1
Industrials	16.4	15.1
Information Technology	14.6	15.0
Consumer Discretionary	13.3	13.7
Health Care	9.9	9.2
Asset Allocation (% of fund's net assets)
As of May 31, 2012 *		As of November 30, 2011 **
	Stocks, Investment Companies and Equity Futures 97.0%		Stocks, Investment Companies and Equity Futures 96.0%
	Short-Term Investments and Net Other Assets (Liabilities) 3.0%		Short-Term Investments and Net Other Assets (Liabilities) 4.0%
* Foreign investments	10.6%	** Foreign investments	10.1%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.2%
WABCO Holdings, Inc. (a)	80,178	$ 4,150
Distributors - 0.8%
LKQ Corp. (a)	363,700	13,253
Hotels, Restaurants & Leisure - 1.2%
BJ's Restaurants, Inc. (a)	63,000	2,759
Buffalo Wild Wings, Inc. (a)	47,800	4,068
Domino's Pizza, Inc.	100,900	3,099
Panera Bread Co. Class A (a)	73,308	10,773
		20,699
Household Durables - 2.0%
Jarden Corp.	247,000	10,041
Newell Rubbermaid, Inc.	303,200	5,579
NVR, Inc. (a)	10,700	8,611
Tempur-Pedic International, Inc. (a)	26,300	1,215
Tupperware Brands Corp.	167,700	9,064
		34,510
Leisure Equipment & Products - 0.7%
Polaris Industries, Inc.	148,900	11,312
Multiline Retail - 0.6%
Dollar General Corp. (a)	100,800	4,930
Dollar Tree, Inc. (a)	55,600	5,737
		10,667
Specialty Retail - 6.7%
Abercrombie & Fitch Co. Class A	58,600	1,965
Collective Brands, Inc. (a)	339,300	7,217
Dick's Sporting Goods, Inc.	298,100	13,862
Hibbett Sports, Inc. (a)	88,200	4,942
Limited Brands, Inc.	81,300	3,606
O'Reilly Automotive, Inc. (a)	50,400	4,828
PetSmart, Inc.	301,300	19,416
Ross Stores, Inc.	106,000	6,702
rue21, Inc. (a)	87,500	2,317
Sally Beauty Holdings, Inc. (a)	396,200	10,472
Signet Jewelers Ltd.	220,100	9,610
Tractor Supply Co.	189,000	17,265
Ulta Salon, Cosmetics & Fragrance, Inc.	48,100	4,299
Urban Outfitters, Inc. (a)	78,900	2,207
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Vitamin Shoppe, Inc. (a)	86,600	$ 4,288
Williams-Sonoma, Inc.	97,400	3,400
		116,396
Textiles, Apparel & Luxury Goods - 1.1%
PVH Corp.	121,534	9,844
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	95,400	9,610
		19,454
TOTAL CONSUMER DISCRETIONARY		230,441
CONSUMER STAPLES - 4.2%
Beverages - 1.7%
Beam, Inc.	111,500	6,752
Dr Pepper Snapple Group, Inc.	75,900	3,132
Monster Beverage Corp. (a)	282,300	20,495
		30,379
Food & Staples Retailing - 0.7%
United Natural Foods, Inc. (a)	118,695	6,018
Whole Foods Market, Inc.	67,600	5,990
		12,008
Food Products - 0.9%
Green Mountain Coffee Roasters, Inc. (a)	215,300	5,081
Sara Lee Corp.	137,200	2,867
The J.M. Smucker Co.	37,600	2,879
TreeHouse Foods, Inc. (a)	89,800	5,119
		15,946
Household Products - 0.9%
Church & Dwight Co., Inc.	285,100	15,179
TOTAL CONSUMER STAPLES		73,512
ENERGY - 5.8%
Energy Equipment & Services - 2.7%
Dresser-Rand Group, Inc. (a)	197,863	8,682
Ensco PLC Class A	193,800	8,704
Helmerich & Payne, Inc.	137,700	6,238
Patterson-UTI Energy, Inc.	496,960	7,514
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Petrofac Ltd.	264,900	$ 6,358
Rowan Companies PLC (a)	346,100	10,383
		47,879
Oil, Gas & Consumable Fuels - 3.1%
Atlas Energy LP	59,600	2,057
Atlas Pipeline Partners, LP	277,700	8,331
Cheniere Energy, Inc. (a)	404,300	5,676
Cimarex Energy Co.	192,380	10,248
HollyFrontier Corp.	232,600	6,857
Pioneer Natural Resources Co.	55,600	5,377
SM Energy Co.	193,376	10,460
WPX Energy, Inc.	309,400	4,539
		53,545
TOTAL ENERGY		101,424
FINANCIALS - 20.6%
Capital Markets - 1.3%
Invesco Ltd.	387,200	8,422
KKR & Co. LP	479,600	5,635
TD Ameritrade Holding Corp.	464,000	7,962
		22,019
Commercial Banks - 3.3%
Bank of the Ozarks, Inc.	212,900	6,183
CIT Group, Inc. (a)	356,900	12,202
City National Corp.	133,500	6,632
FirstMerit Corp.	478,900	7,615
Huntington Bancshares, Inc.	2,876,700	18,814
Synovus Financial Corp. (d)	2,876,400	5,494
		56,940
Consumer Finance - 2.4%
ACOM Co. Ltd. (a)	215,140	4,163
Capital One Financial Corp.	427,200	21,945
SLM Corp.	1,087,200	15,188
		41,296
Diversified Financial Services - 0.7%
Interactive Brokers Group, Inc.	852,600	12,158
Insurance - 2.7%
Allied World Assurance Co. Holdings Ltd.	171,000	13,150
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
American Equity Investment Life Holding Co. (d)	342,100	$ 3,619
Brasil Insurance Participacoes e Administracao SA	279,300	2,368
Fairfax Financial Holdings Ltd. (sub. vtg.)	25,900	10,206
Validus Holdings Ltd.	585,700	18,379
		47,722
Real Estate Investment Trusts - 8.9%
Acadia Realty Trust (SBI)	464,100	10,382
Camden Property Trust (SBI)	268,000	17,449
Chesapeake Lodging Trust	284,500	5,135
Douglas Emmett, Inc.	264,100	5,652
Equity One, Inc.	548,900	10,901
Essex Property Trust, Inc.	115,900	17,438
Highwoods Properties, Inc. (SBI)	301,700	9,733
National Retail Properties, Inc.	394,200	10,442
Newcastle Investment Corp.	50,000	332
Post Properties, Inc.	133,200	6,448
Prologis, Inc.	82,200	2,629
Rayonier, Inc.	240,950	10,354
SL Green Realty Corp.	234,300	17,575
Terreno Realty Corp.	109,800	1,561
The Macerich Co.	328,100	18,718
Ventas, Inc.	177,742	10,455
		155,204
Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions SA (a)	84,000	4,860
CBRE Group, Inc. (a)	270,800	4,455
		9,315
Thrifts & Mortgage Finance - 0.8%
Ocwen Financial Corp. (a)	821,600	13,170
TOTAL FINANCIALS		357,824
HEALTH CARE - 9.9%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (a)	75,970	6,881
Biogen Idec, Inc. (a)	30,000	3,923
ONYX Pharmaceuticals, Inc. (a)	101,000	4,624
Regeneron Pharmaceuticals, Inc. (a)	100,000	13,565
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Seattle Genetics, Inc. (a)	265,000	$ 5,162
Vertex Pharmaceuticals, Inc. (a)	238,200	14,302
		48,457
Health Care Equipment & Supplies - 1.7%
IDEXX Laboratories, Inc. (a)	137,000	11,623
Sirona Dental Systems, Inc. (a)	94,000	4,021
The Cooper Companies, Inc.	157,500	13,416
		29,060
Health Care Providers & Services - 3.4%
Aetna, Inc.	180,000	7,360
Catalyst Health Solutions, Inc. (a)	85,000	7,384
HMS Holdings Corp. (a)	375,600	10,062
Humana, Inc.	99,900	7,631
MEDNAX, Inc. (a)	188,200	11,482
Omnicare, Inc.	250,000	7,880
Wellcare Health Plans, Inc. (a)	146,200	8,256
		60,055
Health Care Technology - 0.4%
SXC Health Solutions Corp. (a)	75,000	6,891
Pharmaceuticals - 1.6%
Allergan, Inc.	70,000	6,318
Elan Corp. PLC sponsored ADR (a)	370,000	5,165
Perrigo Co.	55,000	5,714
ViroPharma, Inc. (a)	209,970	4,229
Watson Pharmaceuticals, Inc. (a)	80,000	5,703
		27,129
TOTAL HEALTH CARE		171,592
INDUSTRIALS - 16.4%
Aerospace & Defense - 2.4%
BE Aerospace, Inc. (a)	394,900	17,107
Esterline Technologies Corp. (a)	208,124	13,443
Precision Castparts Corp.	70,500	11,718
		42,268
Building Products - 1.6%
Lennox International, Inc.	299,500	12,846
Owens Corning (a)	450,300	13,896
		26,742
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.8%
Covanta Holding Corp.	189,700	$ 2,967
Interface, Inc.	194,200	2,464
Republic Services, Inc.	346,100	9,123
		14,554
Electrical Equipment - 4.4%
AMETEK, Inc.	567,500	28,777
Cooper Industries PLC Class A	125,000	8,813
Hubbell, Inc. Class B	281,400	22,208
Roper Industries, Inc.	170,800	17,288
		77,086
Machinery - 3.4%
Colfax Corp. (a)	249,710	7,074
Cummins, Inc.	82,100	7,960
Ingersoll-Rand PLC	301,700	12,463
Melrose PLC	1,388,178	9,119
SPX Corp.	161,900	11,629
Stanley Black & Decker, Inc.	149,800	9,924
		58,169
Professional Services - 0.5%
Advisory Board Co. (a)	93,739	9,080
Road & Rail - 1.3%
J.B. Hunt Transport Services, Inc.	399,700	22,835
Trading Companies & Distributors - 2.0%
W.W. Grainger, Inc.	75,200	14,562
Watsco, Inc.	264,700	19,485
		34,047
TOTAL INDUSTRIALS		284,781
INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 1.7%
Brocade Communications Systems, Inc. (a)	1,113,300	5,177
Polycom, Inc. (a)	1,098,700	12,569
Riverbed Technology, Inc. (a)	737,400	12,093
		29,839
Computers & Peripherals - 0.9%
NetApp, Inc. (a)	149,800	4,458
SanDisk Corp. (a)	324,400	10,608
		15,066
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.9%
Arrow Electronics, Inc. (a)	345,200	$ 11,706
Fabrinet (a)	531,942	6,202
Flextronics International Ltd. (a)	1,368,700	8,787
Itron, Inc. (a)	199,400	7,145
		33,840
Internet Software & Services - 1.3%
Rackspace Hosting, Inc. (a)	213,100	10,542
Velti PLC (a)(d)	550,000	4,015
VeriSign, Inc.	200,100	7,650
		22,207
IT Services - 2.7%
Alliance Data Systems Corp. (a)	96,700	12,184
Amdocs Ltd. (a)	267,700	7,696
Cognizant Technology Solutions Corp. Class A (a)	172,900	10,071
NeuStar, Inc. Class A (a)	182,500	5,873
Vantiv, Inc.	160,500	3,560
VeriFone Systems, Inc. (a)	217,400	7,850
		47,234
Semiconductors & Semiconductor Equipment - 2.3%
Avago Technologies Ltd.	170,900	5,657
Broadcom Corp. Class A	225,000	7,279
NXP Semiconductors NV (a)	236,500	4,993
ON Semiconductor Corp. (a)	674,100	4,543
RF Micro Devices, Inc. (a)	1,250,000	4,713
Skyworks Solutions, Inc. (a)	494,600	13,285
		40,470
Software - 3.8%
ANSYS, Inc. (a)	183,500	11,354
BroadSoft, Inc. (a)(d)	208,500	5,694
Check Point Software Technologies Ltd. (a)	97,600	5,001
Citrix Systems, Inc. (a)	67,900	4,962
Mentor Graphics Corp. (a)	582,200	8,209
Parametric Technology Corp. (a)	574,700	11,609
salesforce.com, Inc. (a)	35,400	4,907
Solera Holdings, Inc.	309,600	13,746
		65,482
TOTAL INFORMATION TECHNOLOGY		254,138
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 6.0%
Chemicals - 3.5%
Airgas, Inc.	118,900	$ 10,322
Albemarle Corp.	218,900	13,287
Ashland, Inc.	126,700	8,100
FMC Corp.	141,400	7,207
Sherwin-Williams Co.	50,300	6,521
Valspar Corp.	207,900	10,023
W.R. Grace & Co. (a)	93,400	4,904
		60,364
Containers & Packaging - 1.8%
Aptargroup, Inc.	210,400	10,661
Ball Corp.	161,851	6,469
Rock-Tenn Co. Class A	141,800	7,315
Sonoco Products Co.	230,100	7,080
		31,525
Metals & Mining - 0.7%
Carpenter Technology Corp.	160,200	7,219
Reliance Steel & Aluminum Co.	127,700	6,029
		13,248
TOTAL MATERIALS		105,137
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. (a)	200,000	2,304
SBA Communications Corp. Class A (a)	100,000	5,195
		7,499
UTILITIES - 4.1%
Electric Utilities - 3.0%
Cleco Corp.	227,454	9,289
Great Plains Energy, Inc.	478,300	9,528
OGE Energy Corp.	262,700	13,986
PNM Resources, Inc.	498,075	9,289
UIL Holdings Corp.	279,200	9,440
		51,532
Gas Utilities - 0.5%
National Fuel Gas Co.	222,751	9,630
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Water Utilities - 0.6%
American Water Works Co., Inc.	299,200	$ 10,236
TOTAL UTILITIES		71,398
TOTAL COMMON STOCKS (Cost $1,647,132)		1,657,746
Investment Companies - 0.3%

Ashmore Global Opportunities Ltd.:
(United Kingdom)	388,711	3,316
(United States)	576,088	2,950
TOTAL INVESTMENT COMPANIES (Cost $11,490)		6,266
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.08% 8/23/12 (e) (Cost $1,900)	$ 1,900	1,900
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	79,828,204	79,828
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	17,071,525	17,072
TOTAL MONEY MARKET FUNDS (Cost $96,900)		96,900
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $1,757,422)		1,762,812
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(22,725)
NET ASSETS - 100%		$ 1,740,087
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
266 CME E-mini S&P Midcap 400 Index Contracts	June 2012	$ 24,600	$ (1,600)
The face value of futures purchased as a percentage of net assets is 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,900,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 43
Fidelity Securities Lending Cash Central Fund	340
Total	$ 383
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 230,441	$ 230,441	$ -	$ -
Consumer Staples	73,512	73,512	-	-
Energy	101,424	95,066	6,358	-
Financials	357,824	353,661	4,163	-
Health Care	171,592	171,592	-	-
Industrials	284,781	275,662	9,119	-
Information Technology	254,138	254,138	-	-
Materials	105,137	105,137	-	-
Telecommunication Services	7,499	7,499	-	-
Utilities	71,398	71,398	-	-
Investment Companies	6,266	3,316	2,950	-
U.S. Government and Government Agency Obligations	1,900	-	1,900	-
Money Market Funds	96,900	96,900	-	-
Total Investments in Securities:	$ 1,762,812	$ 1,738,322	$ 24,490	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,600)	$ (1,600)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of May 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (1,600)
Total Value of Derivatives	$ -	$ (1,600)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.4%
Bermuda	2.2%
United Kingdom	1.6%
Ireland	1.5%
Canada	1.0%
Others (Individually Less Than 1%)	4.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,804) - See accompanying schedule: Unaffiliated issuers (cost $1,660,522)	$ 1,665,912
Fidelity Central Funds (cost $96,900)	96,900
Total Investments (cost $1,757,422)		$ 1,762,812
Cash		29
Receivable for investments sold		3,876
Receivable for fund shares sold		510
Dividends receivable		1,952
Distributions receivable from Fidelity Central Funds		18
Receivable for daily variation margin on futures contracts		3
Prepaid expenses		1
Other receivables		20
Total assets		1,769,221

Liabilities
Payable for investments purchased	$ 4,912
Payable for fund shares redeemed	5,710
Accrued management fee	396
Distribution and service plan fees payable	603
Other affiliated payables	406
Other payables and accrued expenses	35
Collateral on securities loaned, at value	17,072
Total liabilities		29,134

Net Assets		$ 1,740,087
Net Assets consist of:
Paid in capital		$ 2,611,939
Undistributed net investment income		455
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(876,012)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,705
Net Assets		$ 1,740,087

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($593,885 ÷ 29,215 shares)	$ 20.33

Maximum offering price per share (100/94.25 of $20.33)	$ 21.57
Class T: Net Asset Value and redemption price per share ($769,700 ÷ 37,496 shares)	$ 20.53

Maximum offering price per share (100/96.50 of $20.53)	$ 21.27
Class B: Net Asset Value and offering price per share ($23,573 ÷ 1,236 shares)A	$ 19.07

Class C: Net Asset Value and offering price per share ($143,912 ÷ 7,542 shares)A	$ 19.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($209,017 ÷ 9,862 shares)	$ 21.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 11,527
Interest		1
Income from Fidelity Central Funds		383
Total income		11,911

Expenses
Management fee Basic fee	$ 5,258
Performance adjustment	(1,185)
Transfer agent fees	2,217
Distribution and service plan fees	3,806
Accounting and security lending fees	291
Custodian fees and expenses	26
Independent trustees' compensation	6
Registration fees	67
Audit	30
Legal	6
Miscellaneous	12
Total expenses before reductions	10,534
Expense reductions	(57)	10,477
Net investment income (loss)		1,434
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	64,582
Foreign currency transactions	(31)
Futures contracts	366
Total net realized gain (loss)		64,917
Change in net unrealized appreciation (depreciation) on: Investment securities	62,098
Assets and liabilities in foreign currencies	(23)
Futures contracts	(1,575)
Total change in net unrealized appreciation (depreciation)		60,500
Net gain (loss)		125,417
Net increase (decrease) in net assets resulting from operations		$ 126,851

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,434	$ 6,833
Net realized gain (loss)	64,917	494,492
Change in net unrealized appreciation (depreciation)	60,500	(475,244)
Net increase (decrease) in net assets resulting from operations	126,851	26,081
Distributions to shareholders from net investment income	(7,037)	-
Share transactions - net increase (decrease)	(307,751)	(942,625)
Total increase (decrease) in net assets	(187,937)	(916,544)

Net Assets
Beginning of period	1,928,024	2,844,568
End of period (including undistributed net investment income of $455 and undistributed net investment income of $6,058, respectively)	$ 1,740,087	$ 1,928,024

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 19.15	$ 19.22	$ 15.75	$ 10.52	$ 26.93	$ 26.10
Income from Investment Operations
Net investment income (loss) E	.03	.08 H	(.02)	.03	- K	(.12)
Net realized and unrealized gain (loss)	1.25	(.15) I	3.55	5.20	(12.94)	3.02
Total from investment operations	1.28	(.07)	3.53	5.23	(12.94)	2.90
Distributions from net investment income	(.10)	-	(.03) L	-	-	-
Distributions from net realized gain	-	-	(.03) L	-	(3.47)	(2.07)
Total distributions	(.10)	-	(.06)	-	(3.47)	(2.07)
Net asset value, end of period	$ 20.33	$ 19.15	$ 19.22	$ 15.75	$ 10.52	$ 26.93
Total Return B,C,D	6.72%	(.36)%	22.48%	49.71%	(55.09)%	11.97%
Ratios to Average Net Assets F,J
Expenses before reductions	1.00% A	.92%	.86%	.83%	1.10%	1.10%
Expenses net of fee waivers, if any	1.00% A	.92%	.86%	.83%	1.10%	1.10%
Expenses net of all reductions	.99% A	.91%	.84%	.81%	1.08%	1.09%
Net investment income (loss)	.27% A	.39% H	(.12)%	.25%	.01%	(.44)%
Supplemental Data
Net assets, end of period (in millions)	$ 594	$ 644	$ 945	$ 906	$ 712	$ 1,850
Portfolio turnover rate G	81% A	198%	141%	244%	199%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 19.30	$ 19.41	$ 15.89	$ 10.64	$ 27.16	$ 26.31
Income from Investment Operations
Net investment income (loss) E	.01	.04 H	(.05)	.01	(.03)	(.17)
Net realized and unrealized gain (loss)	1.26	(.15) I	3.59	5.24	(13.08)	3.04
Total from investment operations	1.27	(.11)	3.54	5.25	(13.11)	2.87
Distributions from net investment income	(.04)	-	-	-	-	-
Distributions from net realized gain	-	-	(.02) K	-	(3.41)	(2.02)
Total distributions	(.04)	-	(.02)	-	(3.41)	(2.02)
Net asset value, end of period	$ 20.53	$ 19.30	$ 19.41	$ 15.89	$ 10.64	$ 27.16
Total Return B,C,D	6.62%	(.57)%	22.31%	49.34%	(55.14)%	11.73%
Ratios to Average Net Assets F,J
Expenses before reductions	1.19% A	1.11%	1.03%	1.02%	1.28%	1.30%
Expenses net of fee waivers, if any	1.19% A	1.11%	1.03%	1.02%	1.28%	1.30%
Expenses net of all reductions	1.18% A	1.10%	1.01%	.99%	1.27%	1.29%
Net investment income (loss)	.08% A	.20% H	(.30)%	.07%	(.17)%	(.63)%
Supplemental Data
Net assets, end of period (in millions)	$ 770	$ 871	$ 1,282	$ 1,520	$ 1,368	$ 3,946
Portfolio turnover rate G	81% A	198%	141%	244%	199%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 17.94	$ 18.15	$ 14.93	$ 10.05	$ 25.80	$ 25.06
Income from Investment Operations
Net investment income (loss) E	(.05)	(.07) H	(.15)	(.06)	(.15)	(.32)
Net realized and unrealized gain (loss)	1.18	(.14) I	3.37	4.94	(12.38)	2.92
Total from investment operations	1.13	(.21)	3.22	4.88	(12.53)	2.60
Distributions from net realized gain	-	-	-	-	(3.22)	(1.86)
Net asset value, end of period	$ 19.07	$ 17.94	$ 18.15	$ 14.93	$ 10.05	$ 25.80
Total Return B,C,D	6.30%	(1.16)%	21.57%	48.56%	(55.43)%	11.08%
Ratios to Average Net Assets F,J
Expenses before reductions	1.78% A	1.71%	1.63%	1.59%	1.89%	1.91%
Expenses net of fee waivers, if any	1.78% A	1.71%	1.63%	1.59%	1.89%	1.91%
Expenses net of all reductions	1.78% A	1.70%	1.61%	1.57%	1.88%	1.90%
Net investment income (loss)	(.51)% A	(.40)% H	(.90)%	(.51)%	(.78)%	(1.24)%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 28	$ 75	$ 131	$ 162	$ 621
Portfolio turnover rate G	81% A	198%	141%	244%	199%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.67)%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 17.95	$ 18.15	$ 14.93	$ 10.05	$ 25.82	$ 25.09
Income from Investment Operations
Net investment income (loss) E	(.04)	(.07) H	(.14)	(.06)	(.14)	(.30)
Net realized and unrealized gain (loss)	1.17	(.13) I	3.36	4.94	(12.37)	2.91
Total from investment operations	1.13	(.20)	3.22	4.88	(12.51)	2.61
Distributions from net realized gain	-	-	-	-	(3.26)	(1.88)
Net asset value, end of period	$ 19.08	$ 17.95	$ 18.15	$ 14.93	$ 10.05	$ 25.82
Total Return B,C,D	6.30%	(1.10)%	21.57%	48.56%	(55.39)%	11.13%
Ratios to Average Net Assets F,J
Expenses before reductions	1.73% A	1.66%	1.60%	1.58%	1.85%	1.86%
Expenses net of fee waivers, if any	1.73% A	1.66%	1.60%	1.58%	1.85%	1.86%
Expenses net of all reductions	1.73% A	1.65%	1.58%	1.55%	1.84%	1.85%
Net investment income (loss)	(.46)% A	(.35)% H	(.86)%	(.50)%	(.74)%	(1.19)%
Supplemental Data
Net assets, end of period (in millions)	$ 144	$ 150	$ 189	$ 186	$ 161	$ 486
Portfolio turnover rate G	81% A	198%	141%	244%	199%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 20.01	$ 20.02	$ 16.40	$ 10.92	$ 27.81	$ 26.90
Income from Investment Operations
Net investment income (loss) D	.06	.14 G	.04	.08	.07	(.04)
Net realized and unrealized gain (loss)	1.29	(.15) H	3.69	5.40	(13.41)	3.11
Total from investment operations	1.35	(.01)	3.73	5.48	(13.34)	3.07
Distributions from net investment income	(.17)	-	(.08) J	-	-	-
Distributions from net realized gain	-	-	(.03) J	-	(3.55)	(2.16)
Total distributions	(.17)	-	(.11)	-	(3.55)	(2.16)
Net asset value, end of period	$ 21.19	$ 20.01	$ 20.02	$ 16.40	$ 10.92	$ 27.81
Total Return B,C	6.83%	(.05)%	22.86%	50.18%	(54.92)%	12.29%
Ratios to Average Net Assets E,I
Expenses before reductions	.70% A	.62%	.54%	.50%	.79%	.80%
Expenses net of fee waivers, if any	.70% A	.62%	.54%	.50%	.79%	.80%
Expenses net of all reductions	.69% A	.61%	.52%	.47%	.77%	.80%
Net investment income (loss)	.57% A	.69% G	.20%	.59%	.32%	(.14)%
Supplemental Data
Net assets, end of period (in millions)	$ 209	$ 234	$ 354	$ 319	$ 267	$ 1,006
Portfolio turnover rate F	81% A	198%	141%	244%	199%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .42%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Stock Selector Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

In March 2012, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund will commence sale of shares of Fidelity Stock Selector Mid Cap Fund in June 2012.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 155,008
Gross unrealized depreciation	(154,174)
Net unrealized appreciation (depreciation) on securities and other investments	$ 834

Tax cost	$ 1,761,978

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration
2016	$ (780,394)
2017	(148,171)
Total capital loss carryforward	$ (928,565)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts - continued

variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $366 and a change in net unrealized appreciation (depreciation) of $(1,575) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $736,208 and $1,042,166, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .43% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 799	$ 5
Class T	.25%	.25%	2,107	9
Class B	.75%	.25%	135	101
Class C	.75%	.25%	765	15
			$ 3,806	$ 130

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21
Class T	13
Class B*	14
Class C*	1
$ 49

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 856.27
Class T	883.21
Class B	41.30
Class C	194.25
Institutional Class	243.22
	$ 2,217

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $21 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any

Semiannual Report

8. Security Lending - continued

additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $730. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes three hundred eighty seven dollars from securities loaned to FCM. Total security lending income during the period amounted to $340, including three hundred eighty seven dollars from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $57 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by two hundred thirty four dollars.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net investment income
Class A	$ 3,191	$ -
Class T	1,890	-
Institutional Class	1,956	-
Total	$ 7,037	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	1,614	5,699	$ 33,157	$ 114,532
Reinvestment of distributions	158	-	2,914	-
Shares redeemed	(6,210)	(21,205)	(126,716)	(427,460)
Net increase (decrease)	(4,438)	(15,506)	$ (90,645)	$ (312,928)
Class T
Shares sold	1,863	6,474	$ 38,698	$ 130,173
Reinvestment of distributions	96	-	1,803	-
Shares redeemed	(9,603)	(27,363)	(196,279)	(549,302)
Net increase (decrease)	(7,644)	(20,889)	$ (155,778)	$ (419,129)
Class B
Shares sold	2	21	$ 34	$ 390
Shares redeemed	(342)	(2,556)	(6,593)	(48,788)
Net increase (decrease)	(340)	(2,535)	$ (6,559)	$ (48,398)
Class C
Shares sold	140	457	$ 2,738	$ 8,531
Shares redeemed	(934)	(2,548)	(18,044)	(47,257)
Net increase (decrease)	(794)	(2,091)	$ (15,306)	$ (38,726)
Institutional Class
Shares sold	1,033	4,582	$ 21,992	$ 96,229
Reinvestment of distributions	93	-	1,794	-
Shares redeemed	(2,983)	(10,547)	(63,249)	(219,673)
Net increase (decrease)	(1,857)	(5,965)	$ (39,463)	$ (123,444)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

13. Proposed Reorganization.

The Board of Trustees of the Fund has approved Agreements and Plans of Reorganization between the Fund and the Fidelity Advisor Growth Strategies and Fidelity Mid Cap Growth Funds. The agreements provide for the transfer of all the assets and the assumption of all the liabilities of Fidelity Advisor Growth Strategies Fund and Fidelity Mid Cap Growth Fund in exchange solely for the number of equivalent shares of the Fund having the same aggregate net asset value as the outstanding shares of the corresponding classes of Fidelity Advisor Growth Strategies Fund and Fidelity Mid Cap Growth Fund, on the day the reorganizations are effective.

A meeting of the shareholders of Fidelity Advisor Growth Strategies Fund and Fidelity Mid Cap Growth Fund is expected to be held during the fourth quarter of 2012 to vote on the reorganizations. If approved by shareholders, the reorganizations are expected to become effective on or about December 14, 2012. Each reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

MC-USAN-0712
1.786799.109

Semiannual Report

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor ® Stock Selector

Mid Cap

Fund - Institutional Class

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	1.00%
Actual		$ 1,000.00	$ 1,067.20	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05
Class T	1.19%
Actual		$ 1,000.00	$ 1,066.20	$ 6.15
HypotheticalA		$ 1,000.00	$ 1,019.05	$ 6.01
Class B	1.78%
Actual		$ 1,000.00	$ 1,063.00	$ 9.18
HypotheticalA		$ 1,000.00	$ 1,016.10	$ 8.97
Class C	1.73%
Actual		$ 1,000.00	$ 1,063.00	$ 8.92
HypotheticalA		$ 1,000.00	$ 1,016.35	$ 8.72
Institutional Class	.70%
Actual		$ 1,000.00	$ 1,068.30	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,021.50	$ 3.54

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
AMETEK, Inc.	1.6	1.3
J.B. Hunt Transport Services, Inc.	1.3	0.0
Hubbell, Inc. Class B	1.3	0.9
Capital One Financial Corp.	1.3	0.7
Monster Beverage Corp.	1.1	0.0
Watsco, Inc.	1.1	0.8
PetSmart, Inc.	1.1	1.0
Huntington Bancshares, Inc.	1.1	0.6
The Macerich Co.	1.1	1.0
Validus Holdings Ltd.	1.1	0.8
	12.1
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.6	18.1
Industrials	16.4	15.1
Information Technology	14.6	15.0
Consumer Discretionary	13.3	13.7
Health Care	9.9	9.2
Asset Allocation (% of fund's net assets)
As of May 31, 2012 *		As of November 30, 2011 **
	Stocks, Investment Companies and Equity Futures 97.0%		Stocks, Investment Companies and Equity Futures 96.0%
	Short-Term Investments and Net Other Assets (Liabilities) 3.0%		Short-Term Investments and Net Other Assets (Liabilities) 4.0%
* Foreign investments	10.6%	** Foreign investments	10.1%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.2%
WABCO Holdings, Inc. (a)	80,178	$ 4,150
Distributors - 0.8%
LKQ Corp. (a)	363,700	13,253
Hotels, Restaurants & Leisure - 1.2%
BJ's Restaurants, Inc. (a)	63,000	2,759
Buffalo Wild Wings, Inc. (a)	47,800	4,068
Domino's Pizza, Inc.	100,900	3,099
Panera Bread Co. Class A (a)	73,308	10,773
		20,699
Household Durables - 2.0%
Jarden Corp.	247,000	10,041
Newell Rubbermaid, Inc.	303,200	5,579
NVR, Inc. (a)	10,700	8,611
Tempur-Pedic International, Inc. (a)	26,300	1,215
Tupperware Brands Corp.	167,700	9,064
		34,510
Leisure Equipment & Products - 0.7%
Polaris Industries, Inc.	148,900	11,312
Multiline Retail - 0.6%
Dollar General Corp. (a)	100,800	4,930
Dollar Tree, Inc. (a)	55,600	5,737
		10,667
Specialty Retail - 6.7%
Abercrombie & Fitch Co. Class A	58,600	1,965
Collective Brands, Inc. (a)	339,300	7,217
Dick's Sporting Goods, Inc.	298,100	13,862
Hibbett Sports, Inc. (a)	88,200	4,942
Limited Brands, Inc.	81,300	3,606
O'Reilly Automotive, Inc. (a)	50,400	4,828
PetSmart, Inc.	301,300	19,416
Ross Stores, Inc.	106,000	6,702
rue21, Inc. (a)	87,500	2,317
Sally Beauty Holdings, Inc. (a)	396,200	10,472
Signet Jewelers Ltd.	220,100	9,610
Tractor Supply Co.	189,000	17,265
Ulta Salon, Cosmetics & Fragrance, Inc.	48,100	4,299
Urban Outfitters, Inc. (a)	78,900	2,207
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Vitamin Shoppe, Inc. (a)	86,600	$ 4,288
Williams-Sonoma, Inc.	97,400	3,400
		116,396
Textiles, Apparel & Luxury Goods - 1.1%
PVH Corp.	121,534	9,844
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	95,400	9,610
		19,454
TOTAL CONSUMER DISCRETIONARY		230,441
CONSUMER STAPLES - 4.2%
Beverages - 1.7%
Beam, Inc.	111,500	6,752
Dr Pepper Snapple Group, Inc.	75,900	3,132
Monster Beverage Corp. (a)	282,300	20,495
		30,379
Food & Staples Retailing - 0.7%
United Natural Foods, Inc. (a)	118,695	6,018
Whole Foods Market, Inc.	67,600	5,990
		12,008
Food Products - 0.9%
Green Mountain Coffee Roasters, Inc. (a)	215,300	5,081
Sara Lee Corp.	137,200	2,867
The J.M. Smucker Co.	37,600	2,879
TreeHouse Foods, Inc. (a)	89,800	5,119
		15,946
Household Products - 0.9%
Church & Dwight Co., Inc.	285,100	15,179
TOTAL CONSUMER STAPLES		73,512
ENERGY - 5.8%
Energy Equipment & Services - 2.7%
Dresser-Rand Group, Inc. (a)	197,863	8,682
Ensco PLC Class A	193,800	8,704
Helmerich & Payne, Inc.	137,700	6,238
Patterson-UTI Energy, Inc.	496,960	7,514
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Petrofac Ltd.	264,900	$ 6,358
Rowan Companies PLC (a)	346,100	10,383
		47,879
Oil, Gas & Consumable Fuels - 3.1%
Atlas Energy LP	59,600	2,057
Atlas Pipeline Partners, LP	277,700	8,331
Cheniere Energy, Inc. (a)	404,300	5,676
Cimarex Energy Co.	192,380	10,248
HollyFrontier Corp.	232,600	6,857
Pioneer Natural Resources Co.	55,600	5,377
SM Energy Co.	193,376	10,460
WPX Energy, Inc.	309,400	4,539
		53,545
TOTAL ENERGY		101,424
FINANCIALS - 20.6%
Capital Markets - 1.3%
Invesco Ltd.	387,200	8,422
KKR & Co. LP	479,600	5,635
TD Ameritrade Holding Corp.	464,000	7,962
		22,019
Commercial Banks - 3.3%
Bank of the Ozarks, Inc.	212,900	6,183
CIT Group, Inc. (a)	356,900	12,202
City National Corp.	133,500	6,632
FirstMerit Corp.	478,900	7,615
Huntington Bancshares, Inc.	2,876,700	18,814
Synovus Financial Corp. (d)	2,876,400	5,494
		56,940
Consumer Finance - 2.4%
ACOM Co. Ltd. (a)	215,140	4,163
Capital One Financial Corp.	427,200	21,945
SLM Corp.	1,087,200	15,188
		41,296
Diversified Financial Services - 0.7%
Interactive Brokers Group, Inc.	852,600	12,158
Insurance - 2.7%
Allied World Assurance Co. Holdings Ltd.	171,000	13,150
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
American Equity Investment Life Holding Co. (d)	342,100	$ 3,619
Brasil Insurance Participacoes e Administracao SA	279,300	2,368
Fairfax Financial Holdings Ltd. (sub. vtg.)	25,900	10,206
Validus Holdings Ltd.	585,700	18,379
		47,722
Real Estate Investment Trusts - 8.9%
Acadia Realty Trust (SBI)	464,100	10,382
Camden Property Trust (SBI)	268,000	17,449
Chesapeake Lodging Trust	284,500	5,135
Douglas Emmett, Inc.	264,100	5,652
Equity One, Inc.	548,900	10,901
Essex Property Trust, Inc.	115,900	17,438
Highwoods Properties, Inc. (SBI)	301,700	9,733
National Retail Properties, Inc.	394,200	10,442
Newcastle Investment Corp.	50,000	332
Post Properties, Inc.	133,200	6,448
Prologis, Inc.	82,200	2,629
Rayonier, Inc.	240,950	10,354
SL Green Realty Corp.	234,300	17,575
Terreno Realty Corp.	109,800	1,561
The Macerich Co.	328,100	18,718
Ventas, Inc.	177,742	10,455
		155,204
Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions SA (a)	84,000	4,860
CBRE Group, Inc. (a)	270,800	4,455
		9,315
Thrifts & Mortgage Finance - 0.8%
Ocwen Financial Corp. (a)	821,600	13,170
TOTAL FINANCIALS		357,824
HEALTH CARE - 9.9%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (a)	75,970	6,881
Biogen Idec, Inc. (a)	30,000	3,923
ONYX Pharmaceuticals, Inc. (a)	101,000	4,624
Regeneron Pharmaceuticals, Inc. (a)	100,000	13,565
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Seattle Genetics, Inc. (a)	265,000	$ 5,162
Vertex Pharmaceuticals, Inc. (a)	238,200	14,302
		48,457
Health Care Equipment & Supplies - 1.7%
IDEXX Laboratories, Inc. (a)	137,000	11,623
Sirona Dental Systems, Inc. (a)	94,000	4,021
The Cooper Companies, Inc.	157,500	13,416
		29,060
Health Care Providers & Services - 3.4%
Aetna, Inc.	180,000	7,360
Catalyst Health Solutions, Inc. (a)	85,000	7,384
HMS Holdings Corp. (a)	375,600	10,062
Humana, Inc.	99,900	7,631
MEDNAX, Inc. (a)	188,200	11,482
Omnicare, Inc.	250,000	7,880
Wellcare Health Plans, Inc. (a)	146,200	8,256
		60,055
Health Care Technology - 0.4%
SXC Health Solutions Corp. (a)	75,000	6,891
Pharmaceuticals - 1.6%
Allergan, Inc.	70,000	6,318
Elan Corp. PLC sponsored ADR (a)	370,000	5,165
Perrigo Co.	55,000	5,714
ViroPharma, Inc. (a)	209,970	4,229
Watson Pharmaceuticals, Inc. (a)	80,000	5,703
		27,129
TOTAL HEALTH CARE		171,592
INDUSTRIALS - 16.4%
Aerospace & Defense - 2.4%
BE Aerospace, Inc. (a)	394,900	17,107
Esterline Technologies Corp. (a)	208,124	13,443
Precision Castparts Corp.	70,500	11,718
		42,268
Building Products - 1.6%
Lennox International, Inc.	299,500	12,846
Owens Corning (a)	450,300	13,896
		26,742
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.8%
Covanta Holding Corp.	189,700	$ 2,967
Interface, Inc.	194,200	2,464
Republic Services, Inc.	346,100	9,123
		14,554
Electrical Equipment - 4.4%
AMETEK, Inc.	567,500	28,777
Cooper Industries PLC Class A	125,000	8,813
Hubbell, Inc. Class B	281,400	22,208
Roper Industries, Inc.	170,800	17,288
		77,086
Machinery - 3.4%
Colfax Corp. (a)	249,710	7,074
Cummins, Inc.	82,100	7,960
Ingersoll-Rand PLC	301,700	12,463
Melrose PLC	1,388,178	9,119
SPX Corp.	161,900	11,629
Stanley Black & Decker, Inc.	149,800	9,924
		58,169
Professional Services - 0.5%
Advisory Board Co. (a)	93,739	9,080
Road & Rail - 1.3%
J.B. Hunt Transport Services, Inc.	399,700	22,835
Trading Companies & Distributors - 2.0%
W.W. Grainger, Inc.	75,200	14,562
Watsco, Inc.	264,700	19,485
		34,047
TOTAL INDUSTRIALS		284,781
INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 1.7%
Brocade Communications Systems, Inc. (a)	1,113,300	5,177
Polycom, Inc. (a)	1,098,700	12,569
Riverbed Technology, Inc. (a)	737,400	12,093
		29,839
Computers & Peripherals - 0.9%
NetApp, Inc. (a)	149,800	4,458
SanDisk Corp. (a)	324,400	10,608
		15,066
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.9%
Arrow Electronics, Inc. (a)	345,200	$ 11,706
Fabrinet (a)	531,942	6,202
Flextronics International Ltd. (a)	1,368,700	8,787
Itron, Inc. (a)	199,400	7,145
		33,840
Internet Software & Services - 1.3%
Rackspace Hosting, Inc. (a)	213,100	10,542
Velti PLC (a)(d)	550,000	4,015
VeriSign, Inc.	200,100	7,650
		22,207
IT Services - 2.7%
Alliance Data Systems Corp. (a)	96,700	12,184
Amdocs Ltd. (a)	267,700	7,696
Cognizant Technology Solutions Corp. Class A (a)	172,900	10,071
NeuStar, Inc. Class A (a)	182,500	5,873
Vantiv, Inc.	160,500	3,560
VeriFone Systems, Inc. (a)	217,400	7,850
		47,234
Semiconductors & Semiconductor Equipment - 2.3%
Avago Technologies Ltd.	170,900	5,657
Broadcom Corp. Class A	225,000	7,279
NXP Semiconductors NV (a)	236,500	4,993
ON Semiconductor Corp. (a)	674,100	4,543
RF Micro Devices, Inc. (a)	1,250,000	4,713
Skyworks Solutions, Inc. (a)	494,600	13,285
		40,470
Software - 3.8%
ANSYS, Inc. (a)	183,500	11,354
BroadSoft, Inc. (a)(d)	208,500	5,694
Check Point Software Technologies Ltd. (a)	97,600	5,001
Citrix Systems, Inc. (a)	67,900	4,962
Mentor Graphics Corp. (a)	582,200	8,209
Parametric Technology Corp. (a)	574,700	11,609
salesforce.com, Inc. (a)	35,400	4,907
Solera Holdings, Inc.	309,600	13,746
		65,482
TOTAL INFORMATION TECHNOLOGY		254,138
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 6.0%
Chemicals - 3.5%
Airgas, Inc.	118,900	$ 10,322
Albemarle Corp.	218,900	13,287
Ashland, Inc.	126,700	8,100
FMC Corp.	141,400	7,207
Sherwin-Williams Co.	50,300	6,521
Valspar Corp.	207,900	10,023
W.R. Grace & Co. (a)	93,400	4,904
		60,364
Containers & Packaging - 1.8%
Aptargroup, Inc.	210,400	10,661
Ball Corp.	161,851	6,469
Rock-Tenn Co. Class A	141,800	7,315
Sonoco Products Co.	230,100	7,080
		31,525
Metals & Mining - 0.7%
Carpenter Technology Corp.	160,200	7,219
Reliance Steel & Aluminum Co.	127,700	6,029
		13,248
TOTAL MATERIALS		105,137
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. (a)	200,000	2,304
SBA Communications Corp. Class A (a)	100,000	5,195
		7,499
UTILITIES - 4.1%
Electric Utilities - 3.0%
Cleco Corp.	227,454	9,289
Great Plains Energy, Inc.	478,300	9,528
OGE Energy Corp.	262,700	13,986
PNM Resources, Inc.	498,075	9,289
UIL Holdings Corp.	279,200	9,440
		51,532
Gas Utilities - 0.5%
National Fuel Gas Co.	222,751	9,630
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Water Utilities - 0.6%
American Water Works Co., Inc.	299,200	$ 10,236
TOTAL UTILITIES		71,398
TOTAL COMMON STOCKS (Cost $1,647,132)		1,657,746
Investment Companies - 0.3%

Ashmore Global Opportunities Ltd.:
(United Kingdom)	388,711	3,316
(United States)	576,088	2,950
TOTAL INVESTMENT COMPANIES (Cost $11,490)		6,266
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.08% 8/23/12 (e) (Cost $1,900)	$ 1,900	1,900
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	79,828,204	79,828
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	17,071,525	17,072
TOTAL MONEY MARKET FUNDS (Cost $96,900)		96,900
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $1,757,422)		1,762,812
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(22,725)
NET ASSETS - 100%		$ 1,740,087
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
266 CME E-mini S&P Midcap 400 Index Contracts	June 2012	$ 24,600	$ (1,600)
The face value of futures purchased as a percentage of net assets is 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,900,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 43
Fidelity Securities Lending Cash Central Fund	340
Total	$ 383
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 230,441	$ 230,441	$ -	$ -
Consumer Staples	73,512	73,512	-	-
Energy	101,424	95,066	6,358	-
Financials	357,824	353,661	4,163	-
Health Care	171,592	171,592	-	-
Industrials	284,781	275,662	9,119	-
Information Technology	254,138	254,138	-	-
Materials	105,137	105,137	-	-
Telecommunication Services	7,499	7,499	-	-
Utilities	71,398	71,398	-	-
Investment Companies	6,266	3,316	2,950	-
U.S. Government and Government Agency Obligations	1,900	-	1,900	-
Money Market Funds	96,900	96,900	-	-
Total Investments in Securities:	$ 1,762,812	$ 1,738,322	$ 24,490	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,600)	$ (1,600)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of May 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (1,600)
Total Value of Derivatives	$ -	$ (1,600)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.4%
Bermuda	2.2%
United Kingdom	1.6%
Ireland	1.5%
Canada	1.0%
Others (Individually Less Than 1%)	4.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,804) - See accompanying schedule: Unaffiliated issuers (cost $1,660,522)	$ 1,665,912
Fidelity Central Funds (cost $96,900)	96,900
Total Investments (cost $1,757,422)		$ 1,762,812
Cash		29
Receivable for investments sold		3,876
Receivable for fund shares sold		510
Dividends receivable		1,952
Distributions receivable from Fidelity Central Funds		18
Receivable for daily variation margin on futures contracts		3
Prepaid expenses		1
Other receivables		20
Total assets		1,769,221

Liabilities
Payable for investments purchased	$ 4,912
Payable for fund shares redeemed	5,710
Accrued management fee	396
Distribution and service plan fees payable	603
Other affiliated payables	406
Other payables and accrued expenses	35
Collateral on securities loaned, at value	17,072
Total liabilities		29,134

Net Assets		$ 1,740,087
Net Assets consist of:
Paid in capital		$ 2,611,939
Undistributed net investment income		455
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(876,012)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,705
Net Assets		$ 1,740,087

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($593,885 ÷ 29,215 shares)	$ 20.33

Maximum offering price per share (100/94.25 of $20.33)	$ 21.57
Class T: Net Asset Value and redemption price per share ($769,700 ÷ 37,496 shares)	$ 20.53

Maximum offering price per share (100/96.50 of $20.53)	$ 21.27
Class B: Net Asset Value and offering price per share ($23,573 ÷ 1,236 shares)A	$ 19.07

Class C: Net Asset Value and offering price per share ($143,912 ÷ 7,542 shares)A	$ 19.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($209,017 ÷ 9,862 shares)	$ 21.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 11,527
Interest		1
Income from Fidelity Central Funds		383
Total income		11,911

Expenses
Management fee Basic fee	$ 5,258
Performance adjustment	(1,185)
Transfer agent fees	2,217
Distribution and service plan fees	3,806
Accounting and security lending fees	291
Custodian fees and expenses	26
Independent trustees' compensation	6
Registration fees	67
Audit	30
Legal	6
Miscellaneous	12
Total expenses before reductions	10,534
Expense reductions	(57)	10,477
Net investment income (loss)		1,434
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	64,582
Foreign currency transactions	(31)
Futures contracts	366
Total net realized gain (loss)		64,917
Change in net unrealized appreciation (depreciation) on: Investment securities	62,098
Assets and liabilities in foreign currencies	(23)
Futures contracts	(1,575)
Total change in net unrealized appreciation (depreciation)		60,500
Net gain (loss)		125,417
Net increase (decrease) in net assets resulting from operations		$ 126,851

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,434	$ 6,833
Net realized gain (loss)	64,917	494,492
Change in net unrealized appreciation (depreciation)	60,500	(475,244)
Net increase (decrease) in net assets resulting from operations	126,851	26,081
Distributions to shareholders from net investment income	(7,037)	-
Share transactions - net increase (decrease)	(307,751)	(942,625)
Total increase (decrease) in net assets	(187,937)	(916,544)

Net Assets
Beginning of period	1,928,024	2,844,568
End of period (including undistributed net investment income of $455 and undistributed net investment income of $6,058, respectively)	$ 1,740,087	$ 1,928,024

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 19.15	$ 19.22	$ 15.75	$ 10.52	$ 26.93	$ 26.10
Income from Investment Operations
Net investment income (loss) E	.03	.08 H	(.02)	.03	- K	(.12)
Net realized and unrealized gain (loss)	1.25	(.15) I	3.55	5.20	(12.94)	3.02
Total from investment operations	1.28	(.07)	3.53	5.23	(12.94)	2.90
Distributions from net investment income	(.10)	-	(.03) L	-	-	-
Distributions from net realized gain	-	-	(.03) L	-	(3.47)	(2.07)
Total distributions	(.10)	-	(.06)	-	(3.47)	(2.07)
Net asset value, end of period	$ 20.33	$ 19.15	$ 19.22	$ 15.75	$ 10.52	$ 26.93
Total Return B,C,D	6.72%	(.36)%	22.48%	49.71%	(55.09)%	11.97%
Ratios to Average Net Assets F,J
Expenses before reductions	1.00% A	.92%	.86%	.83%	1.10%	1.10%
Expenses net of fee waivers, if any	1.00% A	.92%	.86%	.83%	1.10%	1.10%
Expenses net of all reductions	.99% A	.91%	.84%	.81%	1.08%	1.09%
Net investment income (loss)	.27% A	.39% H	(.12)%	.25%	.01%	(.44)%
Supplemental Data
Net assets, end of period (in millions)	$ 594	$ 644	$ 945	$ 906	$ 712	$ 1,850
Portfolio turnover rate G	81% A	198%	141%	244%	199%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 19.30	$ 19.41	$ 15.89	$ 10.64	$ 27.16	$ 26.31
Income from Investment Operations
Net investment income (loss) E	.01	.04 H	(.05)	.01	(.03)	(.17)
Net realized and unrealized gain (loss)	1.26	(.15) I	3.59	5.24	(13.08)	3.04
Total from investment operations	1.27	(.11)	3.54	5.25	(13.11)	2.87
Distributions from net investment income	(.04)	-	-	-	-	-
Distributions from net realized gain	-	-	(.02) K	-	(3.41)	(2.02)
Total distributions	(.04)	-	(.02)	-	(3.41)	(2.02)
Net asset value, end of period	$ 20.53	$ 19.30	$ 19.41	$ 15.89	$ 10.64	$ 27.16
Total Return B,C,D	6.62%	(.57)%	22.31%	49.34%	(55.14)%	11.73%
Ratios to Average Net Assets F,J
Expenses before reductions	1.19% A	1.11%	1.03%	1.02%	1.28%	1.30%
Expenses net of fee waivers, if any	1.19% A	1.11%	1.03%	1.02%	1.28%	1.30%
Expenses net of all reductions	1.18% A	1.10%	1.01%	.99%	1.27%	1.29%
Net investment income (loss)	.08% A	.20% H	(.30)%	.07%	(.17)%	(.63)%
Supplemental Data
Net assets, end of period (in millions)	$ 770	$ 871	$ 1,282	$ 1,520	$ 1,368	$ 3,946
Portfolio turnover rate G	81% A	198%	141%	244%	199%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 17.94	$ 18.15	$ 14.93	$ 10.05	$ 25.80	$ 25.06
Income from Investment Operations
Net investment income (loss) E	(.05)	(.07) H	(.15)	(.06)	(.15)	(.32)
Net realized and unrealized gain (loss)	1.18	(.14) I	3.37	4.94	(12.38)	2.92
Total from investment operations	1.13	(.21)	3.22	4.88	(12.53)	2.60
Distributions from net realized gain	-	-	-	-	(3.22)	(1.86)
Net asset value, end of period	$ 19.07	$ 17.94	$ 18.15	$ 14.93	$ 10.05	$ 25.80
Total Return B,C,D	6.30%	(1.16)%	21.57%	48.56%	(55.43)%	11.08%
Ratios to Average Net Assets F,J
Expenses before reductions	1.78% A	1.71%	1.63%	1.59%	1.89%	1.91%
Expenses net of fee waivers, if any	1.78% A	1.71%	1.63%	1.59%	1.89%	1.91%
Expenses net of all reductions	1.78% A	1.70%	1.61%	1.57%	1.88%	1.90%
Net investment income (loss)	(.51)% A	(.40)% H	(.90)%	(.51)%	(.78)%	(1.24)%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 28	$ 75	$ 131	$ 162	$ 621
Portfolio turnover rate G	81% A	198%	141%	244%	199%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.67)%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 17.95	$ 18.15	$ 14.93	$ 10.05	$ 25.82	$ 25.09
Income from Investment Operations
Net investment income (loss) E	(.04)	(.07) H	(.14)	(.06)	(.14)	(.30)
Net realized and unrealized gain (loss)	1.17	(.13) I	3.36	4.94	(12.37)	2.91
Total from investment operations	1.13	(.20)	3.22	4.88	(12.51)	2.61
Distributions from net realized gain	-	-	-	-	(3.26)	(1.88)
Net asset value, end of period	$ 19.08	$ 17.95	$ 18.15	$ 14.93	$ 10.05	$ 25.82
Total Return B,C,D	6.30%	(1.10)%	21.57%	48.56%	(55.39)%	11.13%
Ratios to Average Net Assets F,J
Expenses before reductions	1.73% A	1.66%	1.60%	1.58%	1.85%	1.86%
Expenses net of fee waivers, if any	1.73% A	1.66%	1.60%	1.58%	1.85%	1.86%
Expenses net of all reductions	1.73% A	1.65%	1.58%	1.55%	1.84%	1.85%
Net investment income (loss)	(.46)% A	(.35)% H	(.86)%	(.50)%	(.74)%	(1.19)%
Supplemental Data
Net assets, end of period (in millions)	$ 144	$ 150	$ 189	$ 186	$ 161	$ 486
Portfolio turnover rate G	81% A	198%	141%	244%	199%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 20.01	$ 20.02	$ 16.40	$ 10.92	$ 27.81	$ 26.90
Income from Investment Operations
Net investment income (loss) D	.06	.14 G	.04	.08	.07	(.04)
Net realized and unrealized gain (loss)	1.29	(.15) H	3.69	5.40	(13.41)	3.11
Total from investment operations	1.35	(.01)	3.73	5.48	(13.34)	3.07
Distributions from net investment income	(.17)	-	(.08) J	-	-	-
Distributions from net realized gain	-	-	(.03) J	-	(3.55)	(2.16)
Total distributions	(.17)	-	(.11)	-	(3.55)	(2.16)
Net asset value, end of period	$ 21.19	$ 20.01	$ 20.02	$ 16.40	$ 10.92	$ 27.81
Total Return B,C	6.83%	(.05)%	22.86%	50.18%	(54.92)%	12.29%
Ratios to Average Net Assets E,I
Expenses before reductions	.70% A	.62%	.54%	.50%	.79%	.80%
Expenses net of fee waivers, if any	.70% A	.62%	.54%	.50%	.79%	.80%
Expenses net of all reductions	.69% A	.61%	.52%	.47%	.77%	.80%
Net investment income (loss)	.57% A	.69% G	.20%	.59%	.32%	(.14)%
Supplemental Data
Net assets, end of period (in millions)	$ 209	$ 234	$ 354	$ 319	$ 267	$ 1,006
Portfolio turnover rate F	81% A	198%	141%	244%	199%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .42%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Stock Selector Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

In March 2012, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund will commence sale of shares of Fidelity Stock Selector Mid Cap Fund in June 2012.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 155,008
Gross unrealized depreciation	(154,174)
Net unrealized appreciation (depreciation) on securities and other investments	$ 834

Tax cost	$ 1,761,978

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration
2016	$ (780,394)
2017	(148,171)
Total capital loss carryforward	$ (928,565)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts - continued

variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $366 and a change in net unrealized appreciation (depreciation) of $(1,575) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $736,208 and $1,042,166, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .43% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 799	$ 5
Class T	.25%	.25%	2,107	9
Class B	.75%	.25%	135	101
Class C	.75%	.25%	765	15
			$ 3,806	$ 130

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21
Class T	13
Class B*	14
Class C*	1
$ 49

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 856.27
Class T	883.21
Class B	41.30
Class C	194.25
Institutional Class	243.22
	$ 2,217

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $21 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any

Semiannual Report

8. Security Lending - continued

additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $730. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes three hundred eighty seven dollars from securities loaned to FCM. Total security lending income during the period amounted to $340, including three hundred eighty seven dollars from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $57 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by two hundred thirty four dollars.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net investment income
Class A	$ 3,191	$ -
Class T	1,890	-
Institutional Class	1,956	-
Total	$ 7,037	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	1,614	5,699	$ 33,157	$ 114,532
Reinvestment of distributions	158	-	2,914	-
Shares redeemed	(6,210)	(21,205)	(126,716)	(427,460)
Net increase (decrease)	(4,438)	(15,506)	$ (90,645)	$ (312,928)
Class T
Shares sold	1,863	6,474	$ 38,698	$ 130,173
Reinvestment of distributions	96	-	1,803	-
Shares redeemed	(9,603)	(27,363)	(196,279)	(549,302)
Net increase (decrease)	(7,644)	(20,889)	$ (155,778)	$ (419,129)
Class B
Shares sold	2	21	$ 34	$ 390
Shares redeemed	(342)	(2,556)	(6,593)	(48,788)
Net increase (decrease)	(340)	(2,535)	$ (6,559)	$ (48,398)
Class C
Shares sold	140	457	$ 2,738	$ 8,531
Shares redeemed	(934)	(2,548)	(18,044)	(47,257)
Net increase (decrease)	(794)	(2,091)	$ (15,306)	$ (38,726)
Institutional Class
Shares sold	1,033	4,582	$ 21,992	$ 96,229
Reinvestment of distributions	93	-	1,794	-
Shares redeemed	(2,983)	(10,547)	(63,249)	(219,673)
Net increase (decrease)	(1,857)	(5,965)	$ (39,463)	$ (123,444)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

13. Proposed Reorganization.

The Board of Trustees of the Fund has approved Agreements and Plans of Reorganization between the Fund and the Fidelity Advisor Growth Strategies and Fidelity Mid Cap Growth Funds. The agreements provide for the transfer of all the assets and the assumption of all the liabilities of Fidelity Advisor Growth Strategies Fund and Fidelity Mid Cap Growth Fund in exchange solely for the number of equivalent shares of the Fund having the same aggregate net asset value as the outstanding shares of the corresponding classes of Fidelity Advisor Growth Strategies Fund and Fidelity Mid Cap Growth Fund, on the day the reorganizations are effective.

A meeting of the shareholders of Fidelity Advisor Growth Strategies Fund and Fidelity Mid Cap Growth Fund is expected to be held during the fourth quarter of 2012 to vote on the reorganizations. If approved by shareholders, the reorganizations are expected to become effective on or about December 14, 2012. Each reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the funds or their shareholders.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

MCI-USAN-0712
1.786800.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Small Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	1.08%
Actual		$ 1,000.00	$ 979.60	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.45
Class T	1.28%
Actual		$ 1,000.00	$ 978.70	$ 6.33
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.46
Class B	1.87%
Actual		$ 1,000.00	$ 975.90	$ 9.24
HypotheticalA		$ 1,000.00	$ 1,015.65	$ 9.42
Class C	1.82%
Actual		$ 1,000.00	$ 976.20	$ 8.99
HypotheticalA		$ 1,000.00	$ 1,015.90	$ 9.17
Institutional Class	.77%
Actual		$ 1,000.00	$ 981.00	$ 3.81
HypotheticalA		$ 1,000.00	$ 1,021.15	$ 3.89

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Omnicare, Inc.	3.0	3.7
Universal Health Services, Inc. Class B	2.9	2.7
Esterline Technologies Corp.	2.7	1.7
Tupperware Brands Corp.	2.7	2.6
FTI Consulting, Inc.	2.4	3.1
iGate Corp.	2.3	2.0
Ascena Retail Group, Inc.	2.1	2.0
JDA Software Group, Inc.	2.1	2.3
Aeropostale, Inc.	1.9	1.5
Moog, Inc. Class A	1.8	1.8
	23.9
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	21.2	20.2
Information Technology	20.0	27.0
Health Care	16.0	21.0
Consumer Discretionary	14.8	14.0
Financials	10.9	5.5
Asset Allocation (% of fund's net assets)
As of May 31, 2012*		As of November 30, 2011**
	Stocks 98.5%		Stocks 99.7%
	Short-Term Investments and Net Other Assets (Liabilities) 1.5%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Foreign investments	26.2%	** Foreign investments	20.5%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 0.2%
Sungwoo Hitech Co. Ltd.	800,000	$ 8,641
Diversified Consumer Services - 2.5%
Best Bridal, Inc. (e)	15,098	15,701
Career Education Corp. (a)(e)	3,900,000	25,506
DeVry, Inc.	1,400,000	38,262
Meiko Network Japan Co. Ltd. (e)	2,530,000	23,976
		103,445
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc. (a)(e)	1,900,000	40,584
Einstein Noah Restaurant Group, Inc.	842,095	14,434
Ruby Tuesday, Inc. (a)	1,957,850	14,057
Toridoll Corp.	961,200	14,159
		83,234
Household Durables - 3.6%
Hajime Construction Co. Ltd.	730,500	19,318
Man Wah Holdings Ltd.	39,407,600	17,110
Tupperware Brands Corp.	2,002,843	108,254
		144,682
Leisure Equipment & Products - 0.1%
Altek Corp.	6,596,084	4,736
Media - 0.3%
Digital Generation, Inc. (a)	1,266,531	12,045
Specialty Retail - 4.4%
Aarons, Inc. Class A	113,649	3,017
Aeropostale, Inc. (a)(e)	4,056,300	75,042
Ascena Retail Group, Inc. (a)	4,600,000	87,078
Gulliver International Co. Ltd.	131,660	4,191
Jumbo SA	2,750,307	8,600
		177,928
Textiles, Apparel & Luxury Goods - 1.7%
China Dongxiang Group Co. Ltd.	64,624,000	8,243
Pandora A/S (d)	1,493,618	15,263
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,236,704	38,002
XTEP International Holdings Ltd.	19,417,000	7,830
		69,338
TOTAL CONSUMER DISCRETIONARY		604,049
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.3%
Food & Staples Retailing - 1.7%
Ain Pharmaciez, Inc.	222,000	$ 11,999
Sundrug Co. Ltd.	890,400	28,051
Tsuruha Holdings, Inc.	500,000	29,601
		69,651
Personal Products - 1.6%
Atrium Innovations, Inc. (a)(e)	2,327,244	25,574
Bioland Ltd.	132,387	1,441
Prestige Brands Holdings, Inc. (a)(e)	2,701,806	37,096
		64,111
TOTAL CONSUMER STAPLES		133,762
ENERGY - 7.8%
Energy Equipment & Services - 5.7%
Cal Dive International, Inc. (a)	4,378,720	11,253
Cathedral Energy Services Ltd. (e)	2,894,920	15,836
Pason Systems, Inc.	2,204,900	32,128
SEACOR Holdings, Inc. (a)	380,000	32,760
Superior Energy Services, Inc. (a)	1,270,100	27,485
TETRA Technologies, Inc. (a)(e)	7,097,900	45,356
Unit Corp. (a)	983,100	39,118
Western Energy Services Corp. (a)(f)	1,080,720	8,057
Western Energy Services Corp. (a)	2,519,525	18,783
		230,776
Oil, Gas & Consumable Fuels - 2.1%
Chennai Petroleum Corp. Ltd.	1,930,183	4,552
Denbury Resources, Inc. (a)	1,700,000	25,704
Hargreaves Services PLC	1,220,807	14,589
World Fuel Services Corp.	1,086,026	40,726
		85,571
TOTAL ENERGY		316,347
FINANCIALS - 10.9%
Capital Markets - 1.9%
AllianceBernstein Holding LP	1,495,300	19,289
Artio Global Investors, Inc. Class A (d)	2,101,000	6,408
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Gleacher & Co., Inc. (a)	5,242,051	$ 4,456
Knight Capital Group, Inc. Class A (a)	3,659,500	46,000
		76,153
Commercial Banks - 1.0%
Banco ABC Brasil SA	2,224,100	12,241
Popular, Inc. (a)	1,900,000	29,013
		41,254
Consumer Finance - 1.4%
EZCORP, Inc. (non-vtg.) Class A (a)	2,400,000	56,640
Diversified Financial Services - 0.5%
Davis + Henderson Corp. (d)	1,300,000	21,586
Insurance - 5.3%
APRIL	1,200,074	15,948
HCC Insurance Holdings, Inc.	1,700,000	53,142
National Financial Partners Corp. (a)	1,793,500	23,854
Primerica, Inc.	1,900,000	45,733
Reinsurance Group of America, Inc.	940,000	47,160
StanCorp Financial Group, Inc.	900,000	31,329
		217,166
Real Estate Investment Trusts - 0.5%
Rouse Properties, Inc. (d)	1,652,696	21,138
Real Estate Management & Development - 0.3%
Relo Holdings Corp.	379,200	11,042
TOTAL FINANCIALS		444,979
HEALTH CARE - 16.0%
Health Care Equipment & Supplies - 1.7%
COLTENE Holding AG	170,746	4,617
Guerbet (d)	103,665	8,420
Orthofix International NV (a)	293,159	11,111
The Cooper Companies, Inc.	550,000	46,849
		70,997
Health Care Providers & Services - 13.0%
AmSurg Corp. (a)	1,300,000	35,516
Centene Corp. (a)	750,000	27,105
Community Health Systems, Inc. (a)	1,839,365	40,484
HealthSouth Corp. (a)	2,174,068	41,612
Healthways, Inc. (a)(e)	3,342,846	21,896
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Molina Healthcare, Inc. (a)(e)	2,500,000	$ 63,775
Omnicare, Inc.	3,850,000	121,347
Rhoen-Klinikum AG	1,200,000	32,756
United Drug PLC (Ireland)	9,699,710	26,436
Universal Health Services, Inc. Class B	3,018,000	116,948
		527,875
Pharmaceuticals - 1.3%
Meda AB (A Shares)	4,300,000	41,224
Vetoquinol SA (d)	414,726	10,927
		52,151
TOTAL HEALTH CARE		651,023
INDUSTRIALS - 21.2%
Aerospace & Defense - 8.4%
Alliant Techsystems, Inc.	1,061,292	51,950
Curtiss-Wright Corp.	1,021,982	31,058
Esterline Technologies Corp. (a)(e)	1,735,547	112,099
Moog, Inc. Class A (a)	1,909,435	72,597
QinetiQ Group PLC	16,862,605	39,989
Teledyne Technologies, Inc. (a)	576,796	34,366
		342,059
Commercial Services & Supplies - 1.5%
McGrath RentCorp.	46,973	1,186
Mitie Group PLC	6,000,000	26,491
The Geo Group, Inc. (a)	1,585,300	34,496
		62,173
Construction & Engineering - 3.4%
AECOM Technology Corp. (a)	2,338,463	38,094
Badger Daylighting Ltd. (d)(e)	866,400	20,971
Cosco International Holdings Ltd.	20,278,000	8,073
Imtech NV	800,000	20,645
MasTec, Inc. (a)	3,211,183	52,503
		140,286
Electrical Equipment - 1.4%
General Cable Corp. (a)	951,059	27,067
GrafTech International Ltd. (a)	2,745,258	29,292
		56,359
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.3%
DCC PLC (Ireland)	496,820	$ 11,679
Machinery - 0.6%
Aalberts Industries NV	1,200,000	19,301
Hy-Lok Corp.	303,728	5,120
		24,421
Marine - 0.1%
SITC International Holdings Co. Ltd.	21,080,000	5,025
Professional Services - 5.5%
Benefit One, Inc. (e)	13,358	10,340
CBIZ, Inc. (a)(d)(e)	5,563,124	31,376
en-japan, Inc.	5,010	5,169
FTI Consulting, Inc. (a)(e)	3,100,000	97,867
Navigant Consulting, Inc. (a)	2,550,206	30,526
Stantec, Inc.	1,119,357	33,802
VSE Corp. (e)	513,186	12,599
		221,679
TOTAL INDUSTRIALS		863,681
INFORMATION TECHNOLOGY - 20.0%
Communications Equipment - 0.9%
BYD Electronic International Co. Ltd. (a)	25,527,500	6,742
Mitsui Knowledge Industry Co. Ltd.	402	66
ViaSat, Inc. (a)	667,105	28,032
		34,840
Computers & Peripherals - 1.0%
Logitech International SA (a)(d)	3,000,000	30,690
TPV Technology Ltd.	38,430,000	9,011
		39,701
Electronic Equipment & Components - 3.8%
Benchmark Electronics, Inc. (a)	2,228,350	30,172
Insight Enterprises, Inc. (a)(e)	4,411,206	65,683
Kingboard Laminates Holdings Ltd.	23,128,500	8,463
PC Connection, Inc.	813,525	7,305
ScanSource, Inc. (a)	850,069	25,477
Vishay Precision Group, Inc. (a)(e)	1,220,924	16,983
		154,083
Internet Software & Services - 0.6%
Perficient, Inc. (a)(e)	2,240,300	25,383
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 7.8%
Acxiom Corp. (a)	3,460,083	$ 48,683
Euronet Worldwide, Inc. (a)(e)	2,600,000	46,774
Groupe Steria SCA (d)(e)	2,729,790	42,889
iGate Corp. (a)(e)	5,625,850	92,208
Sopra Group SA	380,143	21,276
TNS, Inc. (a)(e)	1,386,140	24,784
WNS Holdings Ltd. sponsored ADR (a)(e)	3,784,196	41,550
		318,164
Semiconductors & Semiconductor Equipment - 1.3%
Alpha & Omega Semiconductor Ltd. (a)(e)	1,648,388	14,786
Axell Corp.	202,100	3,773
BCD Semiconductor Manufacturing Ltd. ADR (a)	240,245	1,146
centrotherm photovoltaics AG (d)(e)	1,313,208	8,136
Diodes, Inc. (a)	1,037,838	20,310
GT Advanced Technologies, Inc. (a)(d)	1,574,291	6,612
		54,763
Software - 4.6%
Axway Software SA	415,579	7,134
JDA Software Group, Inc. (a)(e)	3,047,403	84,352
NIIT Technologies Ltd. (e)	3,717,882	20,805
Progress Software Corp. (a)	2,200,000	42,284
Simplex Holdings, Inc. (e)	37,211	12,343
SWORD Group (e)	822,265	9,598
Zensar Technologies Ltd. (e)	2,219,584	8,727
		185,243
TOTAL INFORMATION TECHNOLOGY		812,177
MATERIALS - 3.9%
Chemicals - 0.8%
FUCHS PETROLUB AG	189,815	9,109
OM Group, Inc. (a)	1,315,595	23,957
		33,066
Metals & Mining - 3.1%
A.M. Castle & Co. (a)(d)	1,117,285	12,257
Aurubis AG	450,000	20,618
Maharashtra Seamless Ltd.	757,367	4,907
Midas Holdings Ltd.	30,000,000	7,217
Panoramic Resources Ltd.	6,903,316	5,279
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Reliance Steel & Aluminum Co.	700,000	$ 33,047
SunCoke Energy, Inc. (a)(d)	3,101,045	43,539
		126,864
TOTAL MATERIALS		159,930
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
NII Holdings, Inc. (a)	1,991,550	22,943
TOTAL COMMON STOCKS (Cost $4,144,150)		4,008,891
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 0.17% (b)	75,518,093	75,518
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	74,747,474	74,747
TOTAL MONEY MARKET FUNDS (Cost $150,265)		150,265
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $4,294,415)		4,159,156
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(89,781)
NET ASSETS - 100%		$ 4,069,375
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,057,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 117
Fidelity Securities Lending Cash Central Fund	1,166
Total	$ 1,283
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acxiom Corp.	$ 68,242	$ -	$ 26,992	$ -	$ -
Aeropostale, Inc.	62,913	-	-	-	75,042
AFC Enterprises, Inc.	38,177	-	8,971	-	40,584
Alpha & Omega Semiconductor Ltd.	14,440	-	-	-	14,786
AmSurg Corp.	60,138	-	26,425	-	-
Atrium Innovations, Inc.	25,525	1,521	-	-	25,574
Badger Daylighting Ltd.	-	22,727	-	166	20,971
Benchmark Electronics, Inc.	44,808	-	17,710	-	-
Benefit One, Inc.	8,756	-	-	448	10,340
Best Bridal, Inc.	12,041	2,485	-	153	15,701
Career Education Corp.	-	36,241	-	-	25,506
Cathedral Energy Services Ltd.	17,323	1,676	-	319	15,836
CBIZ, Inc.	33,490	-	-	-	31,376
centrotherm photovoltaics AG	17,833	-	-	-	8,136
COLTENE Holding AG	12,215	-	4,781	370	-
Cutera, Inc.	8,880	-	7,712	-	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DSP Group, Inc.	$ 7,429	$ -	$ 7,615	$ -	$ -
Einstein Noah Restaurant Group, Inc.	15,888	-	4,416	211	-
Electro Scientific Industries, Inc.	19,782	-	22,720	97	-
EPIQ Systems, Inc.	43,282	-	37,581	204	-
eResearchTechnology, Inc.	17,821	-	30,661	-	-
Esterline Technologies Corp.	75,546	18,254	-	-	112,099
Euronet Worldwide, Inc.	76,406	-	30,740	-	46,774
FTI Consulting, Inc.	136,425	16,987	26,514	-	97,867
Groupe Steria SCA	48,634	219	-	-	42,889
Healthways, Inc.	21,762	-	-	-	21,896
iGate Corp.	87,313	-	-	-	92,208
Insight Enterprises, Inc.	60,087	4,935	-	-	65,683
JDA Software Group, Inc.	99,524	-	3,558	-	84,352
Meiko Network Japan Co. Ltd.	21,959	-	-	348	23,976
Molina Healthcare, Inc.	83,353	-	42,237	-	63,775
National Financial Partners Corp.	30,052	-	6,004	-	-
Navigant Consulting, Inc.	29,705	-	1,060	-	-
NIIT Technologies Ltd.	14,983	-	-	-	20,805
Perficient, Inc.	19,267	-	-	-	25,383
Prestige Brands Holdings, Inc.	26,694	-	-	-	37,096
Simplex Holdings, Inc.	8,396	4,721	-	208	12,343
SWORD Group	11,061	3,365	-	664	9,598
TETRA Technologies, Inc.	65,159	-	-	-	45,356
TNS, Inc.	51,188	-	23,167	-	24,784
ViaSat, Inc.	114,802	-	82,348	-	-
Vishay Precision Group, Inc.	17,536	-	142	-	16,983
VSE Corp.	13,389	-	-	72	12,599
WNS Holdings Ltd. sponsored ADR	39,575	3,338	-	-	41,550
Zensar Technologies Ltd.	5,422	37	-	135	8,727
Total	$ 1,687,221	$ 116,506	$ 411,354	$ 3,395	$ 1,190,595
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 604,049	$ 502,841	$ 101,208	$ -
Consumer Staples	133,762	64,111	69,651	-
Energy	316,347	301,758	14,589	-
Financials	444,979	417,989	26,990	-
Health Care	651,023	526,643	124,380	-
Industrials	863,681	730,067	133,614	-
Information Technology	812,177	706,962	105,215	-
Materials	159,930	130,203	29,727	-
Telecommunication Services	22,943	22,943	-	-
Money Market Funds	150,265	150,265	-	-
Total Investments in Securities:	$ 4,159,156	$ 3,553,782	$ 605,374	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	73.8%
Japan	4.7%
Canada	4.3%
France	2.9%
United Kingdom	2.1%
Germany	1.7%
Bermuda	1.2%
Bailiwick of Jersey	1.0%
Sweden	1.0%
Netherlands	1.0%
Others (Individually Less Than 1%)	6.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $71,315) - See accompanying schedule: Unaffiliated issuers (cost $2,869,508)	$ 2,818,296
Fidelity Central Funds (cost $150,265)	150,265
Other affiliated issuers (cost $1,274,642)	1,190,595
Total Investments (cost $4,294,415)		$ 4,159,156
Foreign currency held at value (cost $17)		17
Receivable for investments sold		10,385
Receivable for fund shares sold		4,827
Dividends receivable		4,527
Distributions receivable from Fidelity Central Funds		197
Prepaid expenses		2
Other receivables		151
Total assets		4,179,262

Liabilities
Payable for investments purchased	$ 23,300
Payable for fund shares redeemed	7,919
Accrued management fee	1,791
Distribution and service plan fees payable	1,079
Other affiliated payables	959
Other payables and accrued expenses	92
Collateral on securities loaned, at value	74,747
Total liabilities		109,887

Net Assets		$ 4,069,375
Net Assets consist of:
Paid in capital		$ 3,945,058
Accumulated net investment loss		(5,130)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		264,632
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(135,185)
Net Assets		$ 4,069,375

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,311,273 ÷ 61,899 shares)	$ 21.18

Maximum offering price per share (100/94.25 of $21.18)	$ 22.47
Class T: Net Asset Value and redemption price per share ($1,125,146 ÷ 55,332 shares)	$ 20.33

Maximum offering price per share (100/96.50 of $20.33)	$ 21.07
Class B: Net Asset Value and offering price per share ($45,323 ÷ 2,482 shares)A	$ 18.26

Class C: Net Asset Value and offering price per share ($299,927 ÷ 16,237 shares)A	$ 18.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,287,706 ÷ 57,582 shares)	$ 22.36

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends (including $3,395 earned from other affiliated issuers)		$ 19,588
Income from Fidelity Central Funds (including $1,166 from security lending)		1,283
Income before foreign taxes withheld		20,871
Less foreign taxes withheld		(1,315)
Total income		19,556

Expenses
Management fee Basic fee	$ 15,932
Performance adjustment	(4,215)
Transfer agent fees	5,286
Distribution and service plan fees	6,920
Accounting and security lending fees	540
Custodian fees and expenses	144
Independent trustees' compensation	14
Registration fees	100
Audit	43
Legal	6
Miscellaneous	29
Total expenses before reductions	24,799
Expense reductions	(113)	24,686
Net investment income (loss)		(5,130)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	205,940
Other affiliated issuers	57,651
Foreign currency transactions	(375)
Total net realized gain (loss)		263,216
Change in net unrealized appreciation (depreciation) on: Investment securities	(333,200)
Assets and liabilities in foreign currencies	82
Total change in net unrealized appreciation (depreciation)		(333,118)
Net gain (loss)		(69,902)
Net increase (decrease) in net assets resulting from operations		$ (75,032)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,130)	$ (18,684)
Net realized gain (loss)	263,216	433,665
Change in net unrealized appreciation (depreciation)	(333,118)	(322,839)
Net increase (decrease) in net assets resulting from operations	(75,032)	92,142
Distributions to shareholders from net realized gain	(356,166)	(248,271)
Share transactions - net increase (decrease)	98,340	123,294
Total increase (decrease) in net assets	(332,858)	(32,835)

Net Assets
Beginning of period	4,402,233	4,435,068
End of period (including accumulated net investment loss of $5,130 and undistributed net investment income of $0, respectively)	$ 4,069,375	$ 4,402,233

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 23.60	$ 24.35	$ 21.00	$ 17.69	$ 25.12	$ 24.38
Income from Investment Operations
Net investment income (loss) E	(.02)	(.09) H	(.13)	(.03)	.06	.04
Net realized and unrealized gain (loss)	(.50)	.67	3.48	4.09	(6.54)	2.61
Total from investment operations	(.52)	.58	3.35	4.06	(6.48)	2.65
Distributions from net investment income	-	-	-	(.03)	-	-
Distributions from net realized gain	(1.90)	(1.33)	-	(.72)	(.95)	(1.91)
Total distributions	(1.90)	(1.33)	-	(.75)	(.95)	(1.91)
Net asset value, end of period	$ 21.18	$ 23.60	$ 24.35	$ 21.00	$ 17.69	$ 25.12
Total Return B, C, D	(2.04)%	2.17%	15.95%	24.04%	(26.81)%	11.73%
Ratios to Average Net Assets F, I
Expenses before reductions	1.08% A	1.31%	1.44%	1.53%	1.35%	1.31%
Expenses net of fee waivers, if any	1.08% A	1.31%	1.40%	1.40%	1.35%	1.31%
Expenses net of all reductions	1.07% A	1.31%	1.40%	1.40%	1.34%	1.30%
Net investment income (loss)	(.20)% A	(.35)% H	(.58)%	(.16)%	.27%	.15%
Supplemental Data
Net assets, end of period (in millions)	$ 1,311	$ 1,461	$ 1,501	$ 1,223	$ 802	$ 1,012
Portfolio turnover rate G	52% A	38%	43%	46%	98%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.50)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.75	$ 23.57	$ 20.37	$ 17.20	$ 24.49	$ 23.86
Income from Investment Operations
Net investment income (loss) E	(.04)	(.13) H	(.18)	(.07)	.02	(.01)
Net realized and unrealized gain (loss)	(.48)	.64	3.38	3.96	(6.36)	2.55
Total from investment operations	(.52)	.51	3.20	3.89	(6.34)	2.54
Distributions from net realized gain	(1.90)	(1.33)	-	(.72)	(.95)	(1.91)
Net asset value, end of period	$ 20.33	$ 22.75	$ 23.57	$ 20.37	$ 17.20	$ 24.49
Total Return B, C, D	(2.13)%	1.94%	15.71%	23.69%	(26.93)%	11.51%
Ratios to Average Net Assets F, I
Expenses before reductions	1.28% A	1.51%	1.63%	1.74%	1.54%	1.50%
Expenses net of fee waivers, if any	1.28% A	1.51%	1.63%	1.65%	1.54%	1.50%
Expenses net of all reductions	1.27% A	1.51%	1.63%	1.65%	1.53%	1.49%
Net investment income (loss)	(.40)% A	(.55)% H	(.81)%	(.41)%	.08%	(.04)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,125	$ 1,244	$ 1,356	$ 1,277	$ 1,020	$ 1,515
Portfolio turnover rate G	52% A	38%	43%	46%	98%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.70)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 20.69	$ 21.66	$ 18.82	$ 16.02	$ 23.01	$ 22.65
Income from Investment Operations
Net investment income (loss) E	(.10)	(.25) H	(.27)	(.15)	(.10)	(.14)
Net realized and unrealized gain (loss)	(.43)	.61	3.11	3.67	(5.94)	2.41
Total from investment operations	(.53)	.36	2.84	3.52	(6.04)	2.27
Distributions from net realized gain	(1.90)	(1.33)	-	(.72)	(.95)	(1.91)
Net asset value, end of period	$ 18.26	$ 20.69	$ 21.66	$ 18.82	$ 16.02	$ 23.01
Total Return B, C, D	(2.41)%	1.39%	15.09%	23.10%	(27.38)%	10.88%
Ratios to Average Net Assets F, I
Expenses before reductions	1.87% A	2.10%	2.22%	2.31%	2.11%	2.09%
Expenses net of fee waivers, if any	1.87% A	2.10%	2.15%	2.15%	2.11%	2.09%
Expenses net of all reductions	1.86% A	2.10%	2.14%	2.15%	2.10%	2.08%
Net investment income (loss)	(.99)% A	(1.14)% H	(1.33)%	(.91)%	(.50)%	(.63)%
Supplemental Data
Net assets, end of period (in millions)	$ 45	$ 55	$ 76	$ 89	$ 87	$ 159
Portfolio turnover rate G	52% A	38%	43%	46%	98%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.29)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 20.90	$ 21.87	$ 19.00	$ 16.16	$ 23.20	$ 22.82
Income from Investment Operations
Net investment income (loss) E	(.10)	(.24) H	(.27)	(.15)	(.10)	(.14)
Net realized and unrealized gain (loss)	(.43)	.60	3.14	3.71	(5.99)	2.43
Total from investment operations	(.53)	.36	2.87	3.56	(6.09)	2.29
Distributions from net realized gain	(1.90)	(1.33)	-	(.72)	(.95)	(1.91)
Net asset value, end of period	$ 18.47	$ 20.90	$ 21.87	$ 19.00	$ 16.16	$ 23.20
Total Return B, C, D	(2.38)%	1.37%	15.11%	23.15%	(27.37)%	10.89%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82% A	2.06%	2.18%	2.28%	2.10%	2.06%
Expenses net of fee waivers, if any	1.82% A	2.06%	2.15%	2.15%	2.10%	2.06%
Expenses net of all reductions	1.82% A	2.05%	2.14%	2.15%	2.09%	2.05%
Net investment income (loss)	(.95)% A	(1.10)% H	(1.33)%	(.91)%	(.48)%	(.60)%
Supplemental Data
Net assets, end of period (in millions)	$ 300	$ 328	$ 336	$ 299	$ 214	$ 306
Portfolio turnover rate G	52% A	38%	43%	46%	98%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.25)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 24.77	$ 25.42	$ 21.86	$ 18.42	$ 26.03	$ 25.19
Income from Investment Operations
Net investment income (loss) D	.01	(.01) G	(.07)	.02	.14	.12
Net realized and unrealized gain (loss)	(.52)	.69	3.63	4.24	(6.80)	2.70
Total from investment operations	(.51)	.68	3.56	4.26	(6.66)	2.82
Distributions from net investment income	-	-	-	(.10)	-	-
Distributions from net realized gain	(1.90)	(1.33)	-	(.72)	(.95)	(1.98)
Total distributions	(1.90)	(1.33)	-	(.82)	(.95)	(1.98)
Net asset value, end of period	$ 22.36	$ 24.77	$ 25.42	$ 21.86	$ 18.42	$ 26.03
Total Return B, C	(1.90)%	2.49%	16.29%	24.31%	(26.56)%	12.09%
Ratios to Average Net Assets E, H
Expenses before reductions	.77% A	1.01%	1.12%	1.21%	1.03%	.99%
Expenses net of fee waivers, if any	.77% A	1.01%	1.12%	1.15%	1.03%	.99%
Expenses net of all reductions	.76% A	1.00%	1.12%	1.15%	1.01%	.98%
Net investment income (loss)	.11% A	(.05)% G	(.30)%	.09%	.59%	.47%
Supplemental Data
Net assets, end of period (in millions)	$ 1,288	$ 1,314	$ 1,165	$ 977	$ 555	$ 600
Portfolio turnover rate F	52% A	38%	43%	46%	98%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships, net operating losses and losses deferred due to wash sales transactions.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 504,815
Gross unrealized depreciation	(640,152)
Net unrealized appreciation (depreciation) on securities and other investments	$ (135,337)

Tax cost	$ 4,294,493

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,117,214 and $1,428,025, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,853	$ 29
Class T	.25%	.25%	3,138	6
Class B	.75%	.25%	267	201
Class C	.75%	.25%	1,662	151
			$ 6,920	$ 387

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 115
Class T	24
Class B*	44
Class C*	13
$ 196

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,974.27
Class T	1,360.22
Class B	82.31
Class C	434.26
Institutional Class	1,436.21
	$ 5,286

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $49 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $113 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net realized gain
Class A	$ 117,344	$ 83,146
Class T	103,125	76,997
Class B	5,014	4,671
Class C	29,689	20,749
Institutional Class	100,994	62,708
Total	$ 356,166	$ 248,271

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	7,623	18,289	$ 174,582	$ 462,063
Reinvestment of distributions	5,196	3,050	108,272	75,797
Shares redeemed	(12,843)	(21,047)	(296,507)	(524,232)
Net increase (decrease)	(24)	292	$ (13,653)	$ 13,628
Class T
Shares sold	5,680	13,075	$ 125,515	$ 316,219
Reinvestment of distributions	4,897	3,062	98,075	73,533
Shares redeemed	(9,909)	(19,014)	(218,217)	(459,894)
Net increase (decrease)	668	(2,877)	$ 5,373	$ (70,142)
Class B
Shares sold	38	96	$ 716	$ 2,155
Reinvestment of distributions	258	196	4,658	4,305
Shares redeemed	(486)	(1,147)	(9,645)	(25,421)
Net increase (decrease)	(190)	(855)	$ (4,271)	$ (18,961)
Class C
Shares sold	1,273	3,233	$ 25,341	$ 72,472
Reinvestment of distributions	1,465	836	26,712	18,565
Shares redeemed	(2,191)	(3,757)	(43,818)	(83,132)
Net increase (decrease)	547	312	$ 8,235	$ 7,905
Institutional Class
Shares sold	9,833	19,467	$ 237,609	$ 508,460
Reinvestment of distributions	3,973	2,061	87,293	53,560
Shares redeemed	(9,260)	(14,333)	(222,246)	(371,156)
Net increase (decrease)	4,546	7,195	$ 102,656	$ 190,864

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the

Semiannual Report

12. Other - continued

performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ASCF-USAN-0712
1.786801.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Small Cap

Fund - Institutional Class

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	1.08%
Actual		$ 1,000.00	$ 979.60	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.45
Class T	1.28%
Actual		$ 1,000.00	$ 978.70	$ 6.33
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.46
Class B	1.87%
Actual		$ 1,000.00	$ 975.90	$ 9.24
HypotheticalA		$ 1,000.00	$ 1,015.65	$ 9.42
Class C	1.82%
Actual		$ 1,000.00	$ 976.20	$ 8.99
HypotheticalA		$ 1,000.00	$ 1,015.90	$ 9.17
Institutional Class	.77%
Actual		$ 1,000.00	$ 981.00	$ 3.81
HypotheticalA		$ 1,000.00	$ 1,021.15	$ 3.89

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Omnicare, Inc.	3.0	3.7
Universal Health Services, Inc. Class B	2.9	2.7
Esterline Technologies Corp.	2.7	1.7
Tupperware Brands Corp.	2.7	2.6
FTI Consulting, Inc.	2.4	3.1
iGate Corp.	2.3	2.0
Ascena Retail Group, Inc.	2.1	2.0
JDA Software Group, Inc.	2.1	2.3
Aeropostale, Inc.	1.9	1.5
Moog, Inc. Class A	1.8	1.8
	23.9
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	21.2	20.2
Information Technology	20.0	27.0
Health Care	16.0	21.0
Consumer Discretionary	14.8	14.0
Financials	10.9	5.5
Asset Allocation (% of fund's net assets)
As of May 31, 2012*		As of November 30, 2011**
	Stocks 98.5%		Stocks 99.7%
	Short-Term Investments and Net Other Assets (Liabilities) 1.5%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Foreign investments	26.2%	** Foreign investments	20.5%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 0.2%
Sungwoo Hitech Co. Ltd.	800,000	$ 8,641
Diversified Consumer Services - 2.5%
Best Bridal, Inc. (e)	15,098	15,701
Career Education Corp. (a)(e)	3,900,000	25,506
DeVry, Inc.	1,400,000	38,262
Meiko Network Japan Co. Ltd. (e)	2,530,000	23,976
		103,445
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc. (a)(e)	1,900,000	40,584
Einstein Noah Restaurant Group, Inc.	842,095	14,434
Ruby Tuesday, Inc. (a)	1,957,850	14,057
Toridoll Corp.	961,200	14,159
		83,234
Household Durables - 3.6%
Hajime Construction Co. Ltd.	730,500	19,318
Man Wah Holdings Ltd.	39,407,600	17,110
Tupperware Brands Corp.	2,002,843	108,254
		144,682
Leisure Equipment & Products - 0.1%
Altek Corp.	6,596,084	4,736
Media - 0.3%
Digital Generation, Inc. (a)	1,266,531	12,045
Specialty Retail - 4.4%
Aarons, Inc. Class A	113,649	3,017
Aeropostale, Inc. (a)(e)	4,056,300	75,042
Ascena Retail Group, Inc. (a)	4,600,000	87,078
Gulliver International Co. Ltd.	131,660	4,191
Jumbo SA	2,750,307	8,600
		177,928
Textiles, Apparel & Luxury Goods - 1.7%
China Dongxiang Group Co. Ltd.	64,624,000	8,243
Pandora A/S (d)	1,493,618	15,263
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,236,704	38,002
XTEP International Holdings Ltd.	19,417,000	7,830
		69,338
TOTAL CONSUMER DISCRETIONARY		604,049
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.3%
Food & Staples Retailing - 1.7%
Ain Pharmaciez, Inc.	222,000	$ 11,999
Sundrug Co. Ltd.	890,400	28,051
Tsuruha Holdings, Inc.	500,000	29,601
		69,651
Personal Products - 1.6%
Atrium Innovations, Inc. (a)(e)	2,327,244	25,574
Bioland Ltd.	132,387	1,441
Prestige Brands Holdings, Inc. (a)(e)	2,701,806	37,096
		64,111
TOTAL CONSUMER STAPLES		133,762
ENERGY - 7.8%
Energy Equipment & Services - 5.7%
Cal Dive International, Inc. (a)	4,378,720	11,253
Cathedral Energy Services Ltd. (e)	2,894,920	15,836
Pason Systems, Inc.	2,204,900	32,128
SEACOR Holdings, Inc. (a)	380,000	32,760
Superior Energy Services, Inc. (a)	1,270,100	27,485
TETRA Technologies, Inc. (a)(e)	7,097,900	45,356
Unit Corp. (a)	983,100	39,118
Western Energy Services Corp. (a)(f)	1,080,720	8,057
Western Energy Services Corp. (a)	2,519,525	18,783
		230,776
Oil, Gas & Consumable Fuels - 2.1%
Chennai Petroleum Corp. Ltd.	1,930,183	4,552
Denbury Resources, Inc. (a)	1,700,000	25,704
Hargreaves Services PLC	1,220,807	14,589
World Fuel Services Corp.	1,086,026	40,726
		85,571
TOTAL ENERGY		316,347
FINANCIALS - 10.9%
Capital Markets - 1.9%
AllianceBernstein Holding LP	1,495,300	19,289
Artio Global Investors, Inc. Class A (d)	2,101,000	6,408
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Gleacher & Co., Inc. (a)	5,242,051	$ 4,456
Knight Capital Group, Inc. Class A (a)	3,659,500	46,000
		76,153
Commercial Banks - 1.0%
Banco ABC Brasil SA	2,224,100	12,241
Popular, Inc. (a)	1,900,000	29,013
		41,254
Consumer Finance - 1.4%
EZCORP, Inc. (non-vtg.) Class A (a)	2,400,000	56,640
Diversified Financial Services - 0.5%
Davis + Henderson Corp. (d)	1,300,000	21,586
Insurance - 5.3%
APRIL	1,200,074	15,948
HCC Insurance Holdings, Inc.	1,700,000	53,142
National Financial Partners Corp. (a)	1,793,500	23,854
Primerica, Inc.	1,900,000	45,733
Reinsurance Group of America, Inc.	940,000	47,160
StanCorp Financial Group, Inc.	900,000	31,329
		217,166
Real Estate Investment Trusts - 0.5%
Rouse Properties, Inc. (d)	1,652,696	21,138
Real Estate Management & Development - 0.3%
Relo Holdings Corp.	379,200	11,042
TOTAL FINANCIALS		444,979
HEALTH CARE - 16.0%
Health Care Equipment & Supplies - 1.7%
COLTENE Holding AG	170,746	4,617
Guerbet (d)	103,665	8,420
Orthofix International NV (a)	293,159	11,111
The Cooper Companies, Inc.	550,000	46,849
		70,997
Health Care Providers & Services - 13.0%
AmSurg Corp. (a)	1,300,000	35,516
Centene Corp. (a)	750,000	27,105
Community Health Systems, Inc. (a)	1,839,365	40,484
HealthSouth Corp. (a)	2,174,068	41,612
Healthways, Inc. (a)(e)	3,342,846	21,896
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Molina Healthcare, Inc. (a)(e)	2,500,000	$ 63,775
Omnicare, Inc.	3,850,000	121,347
Rhoen-Klinikum AG	1,200,000	32,756
United Drug PLC (Ireland)	9,699,710	26,436
Universal Health Services, Inc. Class B	3,018,000	116,948
		527,875
Pharmaceuticals - 1.3%
Meda AB (A Shares)	4,300,000	41,224
Vetoquinol SA (d)	414,726	10,927
		52,151
TOTAL HEALTH CARE		651,023
INDUSTRIALS - 21.2%
Aerospace & Defense - 8.4%
Alliant Techsystems, Inc.	1,061,292	51,950
Curtiss-Wright Corp.	1,021,982	31,058
Esterline Technologies Corp. (a)(e)	1,735,547	112,099
Moog, Inc. Class A (a)	1,909,435	72,597
QinetiQ Group PLC	16,862,605	39,989
Teledyne Technologies, Inc. (a)	576,796	34,366
		342,059
Commercial Services & Supplies - 1.5%
McGrath RentCorp.	46,973	1,186
Mitie Group PLC	6,000,000	26,491
The Geo Group, Inc. (a)	1,585,300	34,496
		62,173
Construction & Engineering - 3.4%
AECOM Technology Corp. (a)	2,338,463	38,094
Badger Daylighting Ltd. (d)(e)	866,400	20,971
Cosco International Holdings Ltd.	20,278,000	8,073
Imtech NV	800,000	20,645
MasTec, Inc. (a)	3,211,183	52,503
		140,286
Electrical Equipment - 1.4%
General Cable Corp. (a)	951,059	27,067
GrafTech International Ltd. (a)	2,745,258	29,292
		56,359
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.3%
DCC PLC (Ireland)	496,820	$ 11,679
Machinery - 0.6%
Aalberts Industries NV	1,200,000	19,301
Hy-Lok Corp.	303,728	5,120
		24,421
Marine - 0.1%
SITC International Holdings Co. Ltd.	21,080,000	5,025
Professional Services - 5.5%
Benefit One, Inc. (e)	13,358	10,340
CBIZ, Inc. (a)(d)(e)	5,563,124	31,376
en-japan, Inc.	5,010	5,169
FTI Consulting, Inc. (a)(e)	3,100,000	97,867
Navigant Consulting, Inc. (a)	2,550,206	30,526
Stantec, Inc.	1,119,357	33,802
VSE Corp. (e)	513,186	12,599
		221,679
TOTAL INDUSTRIALS		863,681
INFORMATION TECHNOLOGY - 20.0%
Communications Equipment - 0.9%
BYD Electronic International Co. Ltd. (a)	25,527,500	6,742
Mitsui Knowledge Industry Co. Ltd.	402	66
ViaSat, Inc. (a)	667,105	28,032
		34,840
Computers & Peripherals - 1.0%
Logitech International SA (a)(d)	3,000,000	30,690
TPV Technology Ltd.	38,430,000	9,011
		39,701
Electronic Equipment & Components - 3.8%
Benchmark Electronics, Inc. (a)	2,228,350	30,172
Insight Enterprises, Inc. (a)(e)	4,411,206	65,683
Kingboard Laminates Holdings Ltd.	23,128,500	8,463
PC Connection, Inc.	813,525	7,305
ScanSource, Inc. (a)	850,069	25,477
Vishay Precision Group, Inc. (a)(e)	1,220,924	16,983
		154,083
Internet Software & Services - 0.6%
Perficient, Inc. (a)(e)	2,240,300	25,383
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 7.8%
Acxiom Corp. (a)	3,460,083	$ 48,683
Euronet Worldwide, Inc. (a)(e)	2,600,000	46,774
Groupe Steria SCA (d)(e)	2,729,790	42,889
iGate Corp. (a)(e)	5,625,850	92,208
Sopra Group SA	380,143	21,276
TNS, Inc. (a)(e)	1,386,140	24,784
WNS Holdings Ltd. sponsored ADR (a)(e)	3,784,196	41,550
		318,164
Semiconductors & Semiconductor Equipment - 1.3%
Alpha & Omega Semiconductor Ltd. (a)(e)	1,648,388	14,786
Axell Corp.	202,100	3,773
BCD Semiconductor Manufacturing Ltd. ADR (a)	240,245	1,146
centrotherm photovoltaics AG (d)(e)	1,313,208	8,136
Diodes, Inc. (a)	1,037,838	20,310
GT Advanced Technologies, Inc. (a)(d)	1,574,291	6,612
		54,763
Software - 4.6%
Axway Software SA	415,579	7,134
JDA Software Group, Inc. (a)(e)	3,047,403	84,352
NIIT Technologies Ltd. (e)	3,717,882	20,805
Progress Software Corp. (a)	2,200,000	42,284
Simplex Holdings, Inc. (e)	37,211	12,343
SWORD Group (e)	822,265	9,598
Zensar Technologies Ltd. (e)	2,219,584	8,727
		185,243
TOTAL INFORMATION TECHNOLOGY		812,177
MATERIALS - 3.9%
Chemicals - 0.8%
FUCHS PETROLUB AG	189,815	9,109
OM Group, Inc. (a)	1,315,595	23,957
		33,066
Metals & Mining - 3.1%
A.M. Castle & Co. (a)(d)	1,117,285	12,257
Aurubis AG	450,000	20,618
Maharashtra Seamless Ltd.	757,367	4,907
Midas Holdings Ltd.	30,000,000	7,217
Panoramic Resources Ltd.	6,903,316	5,279
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Reliance Steel & Aluminum Co.	700,000	$ 33,047
SunCoke Energy, Inc. (a)(d)	3,101,045	43,539
		126,864
TOTAL MATERIALS		159,930
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
NII Holdings, Inc. (a)	1,991,550	22,943
TOTAL COMMON STOCKS (Cost $4,144,150)		4,008,891
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 0.17% (b)	75,518,093	75,518
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	74,747,474	74,747
TOTAL MONEY MARKET FUNDS (Cost $150,265)		150,265
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $4,294,415)		4,159,156
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(89,781)
NET ASSETS - 100%		$ 4,069,375
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,057,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 117
Fidelity Securities Lending Cash Central Fund	1,166
Total	$ 1,283
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acxiom Corp.	$ 68,242	$ -	$ 26,992	$ -	$ -
Aeropostale, Inc.	62,913	-	-	-	75,042
AFC Enterprises, Inc.	38,177	-	8,971	-	40,584
Alpha & Omega Semiconductor Ltd.	14,440	-	-	-	14,786
AmSurg Corp.	60,138	-	26,425	-	-
Atrium Innovations, Inc.	25,525	1,521	-	-	25,574
Badger Daylighting Ltd.	-	22,727	-	166	20,971
Benchmark Electronics, Inc.	44,808	-	17,710	-	-
Benefit One, Inc.	8,756	-	-	448	10,340
Best Bridal, Inc.	12,041	2,485	-	153	15,701
Career Education Corp.	-	36,241	-	-	25,506
Cathedral Energy Services Ltd.	17,323	1,676	-	319	15,836
CBIZ, Inc.	33,490	-	-	-	31,376
centrotherm photovoltaics AG	17,833	-	-	-	8,136
COLTENE Holding AG	12,215	-	4,781	370	-
Cutera, Inc.	8,880	-	7,712	-	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DSP Group, Inc.	$ 7,429	$ -	$ 7,615	$ -	$ -
Einstein Noah Restaurant Group, Inc.	15,888	-	4,416	211	-
Electro Scientific Industries, Inc.	19,782	-	22,720	97	-
EPIQ Systems, Inc.	43,282	-	37,581	204	-
eResearchTechnology, Inc.	17,821	-	30,661	-	-
Esterline Technologies Corp.	75,546	18,254	-	-	112,099
Euronet Worldwide, Inc.	76,406	-	30,740	-	46,774
FTI Consulting, Inc.	136,425	16,987	26,514	-	97,867
Groupe Steria SCA	48,634	219	-	-	42,889
Healthways, Inc.	21,762	-	-	-	21,896
iGate Corp.	87,313	-	-	-	92,208
Insight Enterprises, Inc.	60,087	4,935	-	-	65,683
JDA Software Group, Inc.	99,524	-	3,558	-	84,352
Meiko Network Japan Co. Ltd.	21,959	-	-	348	23,976
Molina Healthcare, Inc.	83,353	-	42,237	-	63,775
National Financial Partners Corp.	30,052	-	6,004	-	-
Navigant Consulting, Inc.	29,705	-	1,060	-	-
NIIT Technologies Ltd.	14,983	-	-	-	20,805
Perficient, Inc.	19,267	-	-	-	25,383
Prestige Brands Holdings, Inc.	26,694	-	-	-	37,096
Simplex Holdings, Inc.	8,396	4,721	-	208	12,343
SWORD Group	11,061	3,365	-	664	9,598
TETRA Technologies, Inc.	65,159	-	-	-	45,356
TNS, Inc.	51,188	-	23,167	-	24,784
ViaSat, Inc.	114,802	-	82,348	-	-
Vishay Precision Group, Inc.	17,536	-	142	-	16,983
VSE Corp.	13,389	-	-	72	12,599
WNS Holdings Ltd. sponsored ADR	39,575	3,338	-	-	41,550
Zensar Technologies Ltd.	5,422	37	-	135	8,727
Total	$ 1,687,221	$ 116,506	$ 411,354	$ 3,395	$ 1,190,595
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 604,049	$ 502,841	$ 101,208	$ -
Consumer Staples	133,762	64,111	69,651	-
Energy	316,347	301,758	14,589	-
Financials	444,979	417,989	26,990	-
Health Care	651,023	526,643	124,380	-
Industrials	863,681	730,067	133,614	-
Information Technology	812,177	706,962	105,215	-
Materials	159,930	130,203	29,727	-
Telecommunication Services	22,943	22,943	-	-
Money Market Funds	150,265	150,265	-	-
Total Investments in Securities:	$ 4,159,156	$ 3,553,782	$ 605,374	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	73.8%
Japan	4.7%
Canada	4.3%
France	2.9%
United Kingdom	2.1%
Germany	1.7%
Bermuda	1.2%
Bailiwick of Jersey	1.0%
Sweden	1.0%
Netherlands	1.0%
Others (Individually Less Than 1%)	6.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $71,315) - See accompanying schedule: Unaffiliated issuers (cost $2,869,508)	$ 2,818,296
Fidelity Central Funds (cost $150,265)	150,265
Other affiliated issuers (cost $1,274,642)	1,190,595
Total Investments (cost $4,294,415)		$ 4,159,156
Foreign currency held at value (cost $17)		17
Receivable for investments sold		10,385
Receivable for fund shares sold		4,827
Dividends receivable		4,527
Distributions receivable from Fidelity Central Funds		197
Prepaid expenses		2
Other receivables		151
Total assets		4,179,262

Liabilities
Payable for investments purchased	$ 23,300
Payable for fund shares redeemed	7,919
Accrued management fee	1,791
Distribution and service plan fees payable	1,079
Other affiliated payables	959
Other payables and accrued expenses	92
Collateral on securities loaned, at value	74,747
Total liabilities		109,887

Net Assets		$ 4,069,375
Net Assets consist of:
Paid in capital		$ 3,945,058
Accumulated net investment loss		(5,130)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		264,632
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(135,185)
Net Assets		$ 4,069,375

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,311,273 ÷ 61,899 shares)	$ 21.18

Maximum offering price per share (100/94.25 of $21.18)	$ 22.47
Class T: Net Asset Value and redemption price per share ($1,125,146 ÷ 55,332 shares)	$ 20.33

Maximum offering price per share (100/96.50 of $20.33)	$ 21.07
Class B: Net Asset Value and offering price per share ($45,323 ÷ 2,482 shares)A	$ 18.26

Class C: Net Asset Value and offering price per share ($299,927 ÷ 16,237 shares)A	$ 18.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,287,706 ÷ 57,582 shares)	$ 22.36

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends (including $3,395 earned from other affiliated issuers)		$ 19,588
Income from Fidelity Central Funds (including $1,166 from security lending)		1,283
Income before foreign taxes withheld		20,871
Less foreign taxes withheld		(1,315)
Total income		19,556

Expenses
Management fee Basic fee	$ 15,932
Performance adjustment	(4,215)
Transfer agent fees	5,286
Distribution and service plan fees	6,920
Accounting and security lending fees	540
Custodian fees and expenses	144
Independent trustees' compensation	14
Registration fees	100
Audit	43
Legal	6
Miscellaneous	29
Total expenses before reductions	24,799
Expense reductions	(113)	24,686
Net investment income (loss)		(5,130)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	205,940
Other affiliated issuers	57,651
Foreign currency transactions	(375)
Total net realized gain (loss)		263,216
Change in net unrealized appreciation (depreciation) on: Investment securities	(333,200)
Assets and liabilities in foreign currencies	82
Total change in net unrealized appreciation (depreciation)		(333,118)
Net gain (loss)		(69,902)
Net increase (decrease) in net assets resulting from operations		$ (75,032)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,130)	$ (18,684)
Net realized gain (loss)	263,216	433,665
Change in net unrealized appreciation (depreciation)	(333,118)	(322,839)
Net increase (decrease) in net assets resulting from operations	(75,032)	92,142
Distributions to shareholders from net realized gain	(356,166)	(248,271)
Share transactions - net increase (decrease)	98,340	123,294
Total increase (decrease) in net assets	(332,858)	(32,835)

Net Assets
Beginning of period	4,402,233	4,435,068
End of period (including accumulated net investment loss of $5,130 and undistributed net investment income of $0, respectively)	$ 4,069,375	$ 4,402,233

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 23.60	$ 24.35	$ 21.00	$ 17.69	$ 25.12	$ 24.38
Income from Investment Operations
Net investment income (loss) E	(.02)	(.09) H	(.13)	(.03)	.06	.04
Net realized and unrealized gain (loss)	(.50)	.67	3.48	4.09	(6.54)	2.61
Total from investment operations	(.52)	.58	3.35	4.06	(6.48)	2.65
Distributions from net investment income	-	-	-	(.03)	-	-
Distributions from net realized gain	(1.90)	(1.33)	-	(.72)	(.95)	(1.91)
Total distributions	(1.90)	(1.33)	-	(.75)	(.95)	(1.91)
Net asset value, end of period	$ 21.18	$ 23.60	$ 24.35	$ 21.00	$ 17.69	$ 25.12
Total Return B, C, D	(2.04)%	2.17%	15.95%	24.04%	(26.81)%	11.73%
Ratios to Average Net Assets F, I
Expenses before reductions	1.08% A	1.31%	1.44%	1.53%	1.35%	1.31%
Expenses net of fee waivers, if any	1.08% A	1.31%	1.40%	1.40%	1.35%	1.31%
Expenses net of all reductions	1.07% A	1.31%	1.40%	1.40%	1.34%	1.30%
Net investment income (loss)	(.20)% A	(.35)% H	(.58)%	(.16)%	.27%	.15%
Supplemental Data
Net assets, end of period (in millions)	$ 1,311	$ 1,461	$ 1,501	$ 1,223	$ 802	$ 1,012
Portfolio turnover rate G	52% A	38%	43%	46%	98%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.50)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.75	$ 23.57	$ 20.37	$ 17.20	$ 24.49	$ 23.86
Income from Investment Operations
Net investment income (loss) E	(.04)	(.13) H	(.18)	(.07)	.02	(.01)
Net realized and unrealized gain (loss)	(.48)	.64	3.38	3.96	(6.36)	2.55
Total from investment operations	(.52)	.51	3.20	3.89	(6.34)	2.54
Distributions from net realized gain	(1.90)	(1.33)	-	(.72)	(.95)	(1.91)
Net asset value, end of period	$ 20.33	$ 22.75	$ 23.57	$ 20.37	$ 17.20	$ 24.49
Total Return B, C, D	(2.13)%	1.94%	15.71%	23.69%	(26.93)%	11.51%
Ratios to Average Net Assets F, I
Expenses before reductions	1.28% A	1.51%	1.63%	1.74%	1.54%	1.50%
Expenses net of fee waivers, if any	1.28% A	1.51%	1.63%	1.65%	1.54%	1.50%
Expenses net of all reductions	1.27% A	1.51%	1.63%	1.65%	1.53%	1.49%
Net investment income (loss)	(.40)% A	(.55)% H	(.81)%	(.41)%	.08%	(.04)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,125	$ 1,244	$ 1,356	$ 1,277	$ 1,020	$ 1,515
Portfolio turnover rate G	52% A	38%	43%	46%	98%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.70)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 20.69	$ 21.66	$ 18.82	$ 16.02	$ 23.01	$ 22.65
Income from Investment Operations
Net investment income (loss) E	(.10)	(.25) H	(.27)	(.15)	(.10)	(.14)
Net realized and unrealized gain (loss)	(.43)	.61	3.11	3.67	(5.94)	2.41
Total from investment operations	(.53)	.36	2.84	3.52	(6.04)	2.27
Distributions from net realized gain	(1.90)	(1.33)	-	(.72)	(.95)	(1.91)
Net asset value, end of period	$ 18.26	$ 20.69	$ 21.66	$ 18.82	$ 16.02	$ 23.01
Total Return B, C, D	(2.41)%	1.39%	15.09%	23.10%	(27.38)%	10.88%
Ratios to Average Net Assets F, I
Expenses before reductions	1.87% A	2.10%	2.22%	2.31%	2.11%	2.09%
Expenses net of fee waivers, if any	1.87% A	2.10%	2.15%	2.15%	2.11%	2.09%
Expenses net of all reductions	1.86% A	2.10%	2.14%	2.15%	2.10%	2.08%
Net investment income (loss)	(.99)% A	(1.14)% H	(1.33)%	(.91)%	(.50)%	(.63)%
Supplemental Data
Net assets, end of period (in millions)	$ 45	$ 55	$ 76	$ 89	$ 87	$ 159
Portfolio turnover rate G	52% A	38%	43%	46%	98%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.29)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 20.90	$ 21.87	$ 19.00	$ 16.16	$ 23.20	$ 22.82
Income from Investment Operations
Net investment income (loss) E	(.10)	(.24) H	(.27)	(.15)	(.10)	(.14)
Net realized and unrealized gain (loss)	(.43)	.60	3.14	3.71	(5.99)	2.43
Total from investment operations	(.53)	.36	2.87	3.56	(6.09)	2.29
Distributions from net realized gain	(1.90)	(1.33)	-	(.72)	(.95)	(1.91)
Net asset value, end of period	$ 18.47	$ 20.90	$ 21.87	$ 19.00	$ 16.16	$ 23.20
Total Return B, C, D	(2.38)%	1.37%	15.11%	23.15%	(27.37)%	10.89%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82% A	2.06%	2.18%	2.28%	2.10%	2.06%
Expenses net of fee waivers, if any	1.82% A	2.06%	2.15%	2.15%	2.10%	2.06%
Expenses net of all reductions	1.82% A	2.05%	2.14%	2.15%	2.09%	2.05%
Net investment income (loss)	(.95)% A	(1.10)% H	(1.33)%	(.91)%	(.48)%	(.60)%
Supplemental Data
Net assets, end of period (in millions)	$ 300	$ 328	$ 336	$ 299	$ 214	$ 306
Portfolio turnover rate G	52% A	38%	43%	46%	98%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.25)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 24.77	$ 25.42	$ 21.86	$ 18.42	$ 26.03	$ 25.19
Income from Investment Operations
Net investment income (loss) D	.01	(.01) G	(.07)	.02	.14	.12
Net realized and unrealized gain (loss)	(.52)	.69	3.63	4.24	(6.80)	2.70
Total from investment operations	(.51)	.68	3.56	4.26	(6.66)	2.82
Distributions from net investment income	-	-	-	(.10)	-	-
Distributions from net realized gain	(1.90)	(1.33)	-	(.72)	(.95)	(1.98)
Total distributions	(1.90)	(1.33)	-	(.82)	(.95)	(1.98)
Net asset value, end of period	$ 22.36	$ 24.77	$ 25.42	$ 21.86	$ 18.42	$ 26.03
Total Return B, C	(1.90)%	2.49%	16.29%	24.31%	(26.56)%	12.09%
Ratios to Average Net Assets E, H
Expenses before reductions	.77% A	1.01%	1.12%	1.21%	1.03%	.99%
Expenses net of fee waivers, if any	.77% A	1.01%	1.12%	1.15%	1.03%	.99%
Expenses net of all reductions	.76% A	1.00%	1.12%	1.15%	1.01%	.98%
Net investment income (loss)	.11% A	(.05)% G	(.30)%	.09%	.59%	.47%
Supplemental Data
Net assets, end of period (in millions)	$ 1,288	$ 1,314	$ 1,165	$ 977	$ 555	$ 600
Portfolio turnover rate F	52% A	38%	43%	46%	98%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships, net operating losses and losses deferred due to wash sales transactions.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 504,815
Gross unrealized depreciation	(640,152)
Net unrealized appreciation (depreciation) on securities and other investments	$ (135,337)

Tax cost	$ 4,294,493

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,117,214 and $1,428,025, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,853	$ 29
Class T	.25%	.25%	3,138	6
Class B	.75%	.25%	267	201
Class C	.75%	.25%	1,662	151
			$ 6,920	$ 387

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 115
Class T	24
Class B*	44
Class C*	13
$ 196

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,974.27
Class T	1,360.22
Class B	82.31
Class C	434.26
Institutional Class	1,436.21
	$ 5,286

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $49 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $113 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net realized gain
Class A	$ 117,344	$ 83,146
Class T	103,125	76,997
Class B	5,014	4,671
Class C	29,689	20,749
Institutional Class	100,994	62,708
Total	$ 356,166	$ 248,271

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	7,623	18,289	$ 174,582	$ 462,063
Reinvestment of distributions	5,196	3,050	108,272	75,797
Shares redeemed	(12,843)	(21,047)	(296,507)	(524,232)
Net increase (decrease)	(24)	292	$ (13,653)	$ 13,628
Class T
Shares sold	5,680	13,075	$ 125,515	$ 316,219
Reinvestment of distributions	4,897	3,062	98,075	73,533
Shares redeemed	(9,909)	(19,014)	(218,217)	(459,894)
Net increase (decrease)	668	(2,877)	$ 5,373	$ (70,142)
Class B
Shares sold	38	96	$ 716	$ 2,155
Reinvestment of distributions	258	196	4,658	4,305
Shares redeemed	(486)	(1,147)	(9,645)	(25,421)
Net increase (decrease)	(190)	(855)	$ (4,271)	$ (18,961)
Class C
Shares sold	1,273	3,233	$ 25,341	$ 72,472
Reinvestment of distributions	1,465	836	26,712	18,565
Shares redeemed	(2,191)	(3,757)	(43,818)	(83,132)
Net increase (decrease)	547	312	$ 8,235	$ 7,905
Institutional Class
Shares sold	9,833	19,467	$ 237,609	$ 508,460
Reinvestment of distributions	3,973	2,061	87,293	53,560
Shares redeemed	(9,260)	(14,333)	(222,246)	(371,156)
Net increase (decrease)	4,546	7,195	$ 102,656	$ 190,864

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the

Semiannual Report

12. Other - continued

performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ASCFI-USAN-0712
1.786802.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Growth

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	1.25%
Actual		$ 1,000.00	$ 1,058.50	$ 6.43
HypotheticalA		$ 1,000.00	$ 1,018.75	$ 6.31
Class T	1.50%
Actual		$ 1,000.00	$ 1,056.90	$ 7.71
HypotheticalA		$ 1,000.00	$ 1,017.50	$ 7.57
Class B	2.00%
Actual		$ 1,000.00	$ 1,054.80	$ 10.27
HypotheticalA		$ 1,000.00	$ 1,015.00	$ 10.08
Class C	2.00%
Actual		$ 1,000.00	$ 1,055.10	$ 10.28
HypotheticalA		$ 1,000.00	$ 1,015.00	$ 10.08
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,060.30	$ 5.15
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	8.8	7.2
Microsoft Corp.	3.9	0.1
Google, Inc. Class A	2.8	3.6
Exxon Mobil Corp.	2.3	3.6
Altria Group, Inc.	2.1	0.0
Motorola Solutions, Inc.	1.8	1.0
QUALCOMM, Inc.	1.8	1.8
The Coca-Cola Co.	1.5	0.5
Amazon.com, Inc.	1.4	2.5
Home Depot, Inc.	1.4	0.0
	27.8
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.3	30.0
Consumer Discretionary	16.5	15.3
Health Care	10.8	10.0
Consumer Staples	10.8	9.9
Industrials	9.6	11.2
Asset Allocation (% of fund's net assets)
As of May 31, 2012 *		As of November 30, 2011 **
	Stocks 96.2%		Stocks 97.7%
	Short-Term Investments and Net Other Assets (Liabilities) 3.8%		Short-Term Investments and Net Other Assets (Liabilities) 2.3%
* Foreign investments	8.7%	** Foreign investments	9.3%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 0.3%
Johnson Controls, Inc.	4,500	$ 135,630
Automobiles - 0.1%
Bayerische Motoren Werke AG (BMW)	548	41,625
Hotels, Restaurants & Leisure - 3.1%
Brinker International, Inc.	10,000	323,100
Buffalo Wild Wings, Inc. (a)	1,500	127,665
Chipotle Mexican Grill, Inc. (a)	300	123,921
Las Vegas Sands Corp.	8,303	383,433
McDonald's Corp.	3,343	298,664
Starbucks Corp.	700	38,423
		1,295,206
Household Durables - 1.6%
D.R. Horton, Inc.	9,300	154,380
PulteGroup, Inc. (a)	6,808	63,723
Ryland Group, Inc.	9,280	207,501
Toll Brothers, Inc. (a)	8,500	231,880
		657,484
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	2,802	596,574
Priceline.com, Inc. (a)	300	187,647
		784,221
Media - 1.5%
Comcast Corp. Class A	14,900	430,759
Discovery Communications, Inc. (a)	3,600	180,360
		611,119
Multiline Retail - 0.7%
Dollar General Corp. (a)	5,900	288,569
Specialty Retail - 5.0%
American Eagle Outfitters, Inc.	9,700	187,307
AutoZone, Inc. (a)	650	247,169
Bed Bath & Beyond, Inc. (a)	4,700	339,575
Home Depot, Inc.	11,646	574,614
Limited Brands, Inc.	3,700	164,132
Lowe's Companies, Inc.	7,058	188,590
TJX Companies, Inc.	9,100	386,386
		2,087,773
Textiles, Apparel & Luxury Goods - 2.3%
Burberry Group PLC	6,800	143,885
Fossil, Inc. (a)	2,400	175,584
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
PVH Corp.	3,300	$ 267,300
Ralph Lauren Corp.	1,000	148,800
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	2,000	201,460
		937,029
TOTAL CONSUMER DISCRETIONARY		6,838,656
CONSUMER STAPLES - 10.8%
Beverages - 2.9%
Anheuser-Busch InBev SA NV	1,900	128,554
Dr Pepper Snapple Group, Inc.	5,510	227,343
PepsiCo, Inc.	3,569	242,157
The Coca-Cola Co.	8,400	627,732
		1,225,786
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	9,695	435,693
Wal-Mart Stores, Inc.	3,200	210,624
Whole Foods Market, Inc.	2,500	221,525
		867,842
Food Products - 0.9%
Green Mountain Coffee Roasters, Inc. (a)	3,900	92,040
Kraft Foods, Inc. Class A	5,107	195,445
The J.M. Smucker Co.	1,400	107,184
		394,669
Household Products - 2.2%
Colgate-Palmolive Co.	4,319	424,558
Kimberly-Clark Corp.	2,900	230,115
Procter & Gamble Co.	2,467	153,669
Reckitt Benckiser Group PLC	1,600	85,143
		893,485
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	400	21,660
Tobacco - 2.6%
Altria Group, Inc.	26,902	865,975
Lorillard, Inc.	1,700	210,120
		1,076,095
TOTAL CONSUMER STAPLES		4,479,537
Common Stocks - continued
	Shares	Value
ENERGY - 9.3%
Energy Equipment & Services - 3.4%
Cameron International Corp. (a)	4,700	$ 214,743
Dresser-Rand Group, Inc. (a)	2,400	105,312
Halliburton Co.	10,586	318,215
McDermott International, Inc. (a)	2,900	29,435
National Oilwell Varco, Inc.	2,200	146,850
Noble Corp.	4,700	146,969
Rowan Companies PLC (a)	3,400	102,000
Schlumberger Ltd.	5,780	365,585
		1,429,109
Oil, Gas & Consumable Fuels - 5.9%
Atlas Pipeline Partners, LP	1,300	39,000
Chevron Corp.	3,200	314,592
Exxon Mobil Corp.	11,994	943,088
Marathon Petroleum Corp.	6,420	231,569
Noble Energy, Inc.	2,500	211,150
Occidental Petroleum Corp.	2,000	158,540
Peabody Energy Corp.	2,700	63,072
Royal Dutch Shell PLC Class A sponsored ADR	2,300	143,014
Valero Energy Corp.	4,284	90,392
Williams Companies, Inc.	7,600	232,028
		2,426,445
TOTAL ENERGY		3,855,554
FINANCIALS - 4.9%
Commercial Banks - 2.4%
City National Corp.	4,150	206,172
First Republic Bank (a)	2,936	92,190
Huntington Bancshares, Inc.	13,200	86,328
SunTrust Banks, Inc.	5,030	115,288
U.S. Bancorp	5,700	177,327
Wells Fargo & Co.	9,700	310,885
		988,190
Consumer Finance - 0.6%
Capital One Financial Corp.	2,700	138,699
SLM Corp.	9,209	128,650
		267,349
Real Estate Investment Trusts - 1.7%
American Tower Corp.	5,255	340,944
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
CBL & Associates Properties, Inc.	5,000	$ 87,300
Digital Realty Trust, Inc. (d)	2,100	148,617
Equity Residential (SBI)	800	48,880
Extra Space Storage, Inc.	3,100	87,916
		713,657
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	4,824	79,355
TOTAL FINANCIALS		2,048,551
HEALTH CARE - 10.8%
Biotechnology - 3.3%
Achillion Pharmaceuticals, Inc. (a)	8,450	60,671
ADVENTRX Pharmaceuticals, Inc. (a)(d)	25,510	13,523
ADVENTRX Pharmaceuticals, Inc. warrants 11/16/16 (a)	7,355	236
Alkermes PLC (a)	1,800	28,116
Amgen, Inc.	2,500	173,800
ARIAD Pharmaceuticals, Inc. (a)	2,500	41,425
Biogen Idec, Inc. (a)	2,100	274,575
BioMarin Pharmaceutical, Inc. (a)	5,000	178,200
Dynavax Technologies Corp. (a)	17,800	67,106
Gilead Sciences, Inc. (a)	8,300	414,585
Theravance, Inc. (a)	3,664	75,808
Vertex Pharmaceuticals, Inc. (a)	600	36,024
		1,364,069
Health Care Equipment & Supplies - 1.4%
C.R. Bard, Inc.	2,300	223,537
Covidien PLC	3,800	196,764
The Cooper Companies, Inc.	2,000	170,360
		590,661
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	7,900	292,221
Catalyst Health Solutions, Inc. (a)	1,500	130,305
Centene Corp. (a)	4,107	148,427
Express Scripts Holding Co. (a)	5,800	302,702
Laboratory Corp. of America Holdings (a)	2,313	192,627
UnitedHealth Group, Inc.	3,000	167,310
WellPoint, Inc.	2,400	161,736
		1,395,328
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.1%
SXC Health Solutions Corp. (a)	600	$ 55,129
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	1,900	81,814
Pharmaceuticals - 2.4%
Elan Corp. PLC sponsored ADR (a)	3,400	47,464
Eli Lilly & Co.	3,400	139,230
GlaxoSmithKline PLC sponsored ADR	4,000	176,440
Merck & Co., Inc.	5,100	191,658
Sanofi SA sponsored ADR	3,500	119,105
Valeant Pharmaceuticals International, Inc. (Canada) (a)	2,900	141,708
ViroPharma, Inc. (a)	1,400	28,196
Watson Pharmaceuticals, Inc. (a)	2,400	171,096
		1,014,897
TOTAL HEALTH CARE		4,501,898
INDUSTRIALS - 9.6%
Aerospace & Defense - 2.5%
Raytheon Co.	3,000	150,960
Rockwell Collins, Inc.	2,400	120,888
Textron, Inc.	10,000	236,300
United Technologies Corp.	7,000	518,770
		1,026,918
Building Products - 0.3%
Owens Corning (a)	4,600	141,956
Construction & Engineering - 1.5%
Dycom Industries, Inc. (a)	4,828	94,532
Fluor Corp.	3,895	182,598
Quanta Services, Inc. (a)	15,100	340,958
		618,088
Electrical Equipment - 0.5%
Regal-Beloit Corp.	3,400	204,986
Industrial Conglomerates - 1.4%
Carlisle Companies, Inc.	4,300	223,514
Danaher Corp.	6,700	348,199
		571,713
Machinery - 2.4%
Caterpillar, Inc.	1,400	122,668
Cummins, Inc.	2,600	252,070
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Dover Corp.	3,800	$ 214,928
Ingersoll-Rand PLC	6,700	276,777
Snap-On, Inc.	2,231	134,998
		1,001,441
Professional Services - 0.5%
Qualicorp SA	14,000	119,394
Randstad Holding NV	3,700	100,099
		219,493
Road & Rail - 0.5%
Union Pacific Corp.	1,800	200,520
Trading Companies & Distributors - 0.0%
Watsco, Inc.	300	22,083
TOTAL INDUSTRIALS		4,007,198
INFORMATION TECHNOLOGY - 30.3%
Communications Equipment - 3.6%
Motorola Solutions, Inc.	15,769	758,174
QUALCOMM, Inc.	12,635	724,112
		1,482,286
Computers & Peripherals - 8.8%
Apple, Inc. (a)	6,293	3,635,653
Fusion-io, Inc.	700	14,616
		3,650,269
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (a)	2,700	91,557
TE Connectivity Ltd.	4,400	138,248
		229,805
Internet Software & Services - 3.2%
Active Network, Inc.	7,445	104,528
Facebook, Inc.:
Class A	400	11,852
Class B (a)(e)	1,061	28,294
Google, Inc. Class A (a)	2,011	1,168,109
		1,312,783
IT Services - 4.2%
Accenture PLC Class A	6,400	365,440
IBM Corp.	2,700	520,830
MasterCard, Inc. Class A	1,200	487,812
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Virtusa Corp. (a)	4,000	$ 58,520
Visa, Inc. Class A	2,784	320,717
		1,753,319
Semiconductors & Semiconductor Equipment - 2.3%
ASML Holding NV (Netherlands)	3,300	151,196
Avago Technologies Ltd.	3,200	105,920
Broadcom Corp. Class A	7,900	255,565
Cirrus Logic, Inc. (a)	1,800	51,696
NVIDIA Corp. (a)	12,400	154,132
NXP Semiconductors NV (a)	10,499	221,634
		940,143
Software - 7.7%
Adobe Systems, Inc. (a)	3,300	102,465
Aspen Technology, Inc. (a)	2,000	44,200
BroadSoft, Inc. (a)	3,287	89,768
Citrix Systems, Inc. (a)	3,400	248,472
Microsoft Corp.	54,813	1,599,991
Oracle Corp.	14,200	375,874
Red Hat, Inc. (a)	3,200	164,416
salesforce.com, Inc. (a)	2,725	377,740
VMware, Inc. Class A (a)	2,175	202,297
		3,205,223
TOTAL INFORMATION TECHNOLOGY		12,573,828
MATERIALS - 3.5%
Chemicals - 3.1%
Albemarle Corp.	2,599	157,759
Ashland, Inc.	3,900	249,327
Dow Chemical Co.	4,100	127,346
E.I. du Pont de Nemours & Co.	2,400	115,824
LyondellBasell Industries NV Class A	4,400	173,624
Monsanto Co.	4,100	316,520
Sigma Aldrich Corp.	2,000	138,740
		1,279,140
Metals & Mining - 0.4%
Commercial Metals Co.	13,800	161,184
TOTAL MATERIALS		1,440,324
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SBA Communications Corp. Class A (a)	4,151	$ 215,644
TOTAL COMMON STOCKS (Cost $39,215,295)		39,961,190
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG (Cost $8,196)	50	8,022
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.17% (b)	1,472,635	1,472,635
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	213,900	213,900
TOTAL MONEY MARKET FUNDS (Cost $1,686,535)		1,686,535
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $40,910,026)		41,655,747
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(107,666)
NET ASSETS - 100%		$ 41,548,081
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,294 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 26,532
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 856
Fidelity Securities Lending Cash Central Fund	13,391
Total	$ 14,247
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,846,678	$ 6,653,146	$ 193,532	$ -
Consumer Staples	4,479,537	4,265,840	213,697	-
Energy	3,855,554	3,855,554	-	-
Financials	2,048,551	2,048,551	-	-
Health Care	4,501,898	4,501,662	236	-
Industrials	4,007,198	3,907,099	100,099	-
Information Technology	12,573,828	12,394,338	179,490	-
Materials	1,440,324	1,440,324	-	-
Telecommunication Services	215,644	215,644	-	-
Money Market Funds	1,686,535	1,686,535	-	-
Total Investments in Securities:	$ 41,655,747	$ 40,968,693	$ 687,054	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 26,525
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(26,525)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $202,379) - See accompanying schedule: Unaffiliated issuers (cost $39,223,491)	$ 39,969,212
Fidelity Central Funds (cost $1,686,535)	1,686,535
Total Investments (cost $40,910,026)		$ 41,655,747
Receivable for investments sold		610,378
Receivable for fund shares sold		77,910
Dividends receivable		72,037
Distributions receivable from Fidelity Central Funds		1,079
Prepaid expenses		13
Receivable from investment adviser for expense reductions		5,735
Other receivables		890
Total assets		42,423,789

Liabilities
Payable to custodian bank	$ 8,891
Payable for investments purchased	566,437
Payable for fund shares redeemed	6,605
Accrued management fee	21,985
Distribution and service plan fees payable	16,774
Other affiliated payables	11,639
Other payables and accrued expenses	29,477
Collateral on securities loaned, at value	213,900
Total liabilities		875,708

Net Assets		$ 41,548,081
Net Assets consist of:
Paid in capital		$ 42,090,556
Accumulated net investment loss		(34,750)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,253,518)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		745,793
Net Assets		$ 41,548,081

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($20,246,226 ÷ 1,669,683 shares)	$ 12.13

Maximum offering price per share (100/94.25 of $12.13)	$ 12.87
Class T: Net Asset Value and redemption price per share ($10,590,125 ÷ 904,034 shares)	$ 11.71

Maximum offering price per share (100/96.50 of $11.71)	$ 12.13
Class B: Net Asset Value and offering price per share ($1,484,411 ÷ 135,316 shares)A	$ 10.97

Class C: Net Asset Value and offering price per share ($7,692,298 ÷ 704,614 shares)A	$ 10.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,535,021 ÷ 122,916 shares)	$ 12.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 226,765
Income from Fidelity Central Funds (including $13,391 from security lending)		14,247
Total income		241,012

Expenses
Management fee Basic fee	$ 102,812
Performance adjustment	18,284
Transfer agent fees	55,328
Distribution and service plan fees	92,961
Accounting and security lending fees	7,213
Custodian fees and expenses	14,936
Independent trustees' compensation	107
Registration fees	40,474
Audit	25,380
Legal	48
Miscellaneous	130
Total expenses before reductions	357,673
Expense reductions	(81,911)	275,762
Net investment income (loss)		(34,750)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,375,731
Foreign currency transactions	(1,763)
Total net realized gain (loss)		2,373,968
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,066,586)
Assets and liabilities in foreign currencies	145
Total change in net unrealized appreciation (depreciation)		(1,066,441)
Net gain (loss)		1,307,527
Net increase (decrease) in net assets resulting from operations		$ 1,272,777

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (34,750)	$ (164,895)
Net realized gain (loss)	2,373,968	2,134,164
Change in net unrealized appreciation (depreciation)	(1,066,441)	(834,018)
Net increase (decrease) in net assets resulting from operations	1,272,777	1,135,251
Share transactions - net increase (decrease)	11,616,457	7,898,803
Total increase (decrease) in net assets	12,889,234	9,034,054

Net Assets
Beginning of period	28,658,847	19,624,793
End of period (including accumulated net investment loss of $34,750 and undistributed net investment income of $0, respectively)	$ 41,548,081	$ 28,658,847

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.46	$ 10.73	$ 9.11	$ 6.33	$ 11.54	$ 9.76
Income from Investment Operations
Net investment income (loss) E	- I	(.05)	(.03)	.01	(.02)	(.04)
Net realized and unrealized gain (loss)	.67	.78	1.65	2.77	(5.19)	1.82
Total from investment operations	.67	.73	1.62	2.78	(5.21)	1.78
Net asset value, end of period	$ 12.13	$ 11.46	$ 10.73	$ 9.11	$ 6.33	$ 11.54
Total Return B, C, D	5.85%	6.80%	17.78%	43.92%	(45.15)%	18.24%
Ratios to Average Net Assets F, H
Expenses before reductions	1.67% A	1.77%	1.85%	2.04%	1.86%	1.74%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.24% A	1.24%	1.25%	1.24%	1.25%	1.25%
Net investment income (loss)	.07% A	(.41)%	(.34)%	.08%	(.20)%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,246	$ 11,109	$ 7,055	$ 6,991	$ 4,113	$ 7,119
Portfolio turnover rate G	221% A	78%	124%	147%	140%	170%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 10.40	$ 8.85	$ 6.17	$ 11.27	$ 9.56
Income from Investment Operations
Net investment income (loss) E	(.01)	(.07)	(.06)	(.01)	(.04)	(.07)
Net realized and unrealized gain (loss)	.64	.75	1.61	2.69	(5.06)	1.78
Total from investment operations	.63	.68	1.55	2.68	(5.10)	1.71
Net asset value, end of period	$ 11.71	$ 11.08	$ 10.40	$ 8.85	$ 6.17	$ 11.27
Total Return B, C, D	5.69%	6.54%	17.51%	43.44%	(45.25)%	17.89%
Ratios to Average Net Assets F, H
Expenses before reductions	1.98% A	2.06%	2.14%	2.34%	2.15%	2.06%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.49% A	1.49%	1.50%	1.49%	1.50%	1.49%
Net investment income (loss)	(.19)% A	(.66)%	(.59)%	(.17)%	(.45)%	(.64)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,590	$ 9,019	$ 7,501	$ 6,651	$ 4,755	$ 9,393
Portfolio turnover rate G	221% A	78%	124%	147%	140%	170%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 9.82	$ 8.40	$ 5.88	$ 10.80	$ 9.20
Income from Investment Operations
Net investment income (loss) E	(.04)	(.12)	(.10)	(.05)	(.09)	(.11)
Net realized and unrealized gain (loss)	.61	.70	1.52	2.57	(4.83)	1.71
Total from investment operations	.57	.58	1.42	2.52	(4.92)	1.60
Net asset value, end of period	$ 10.97	$ 10.40	$ 9.82	$ 8.40	$ 5.88	$ 10.80
Total Return B, C, D	5.48%	5.91%	16.90%	42.86%	(45.56)%	17.39%
Ratios to Average Net Assets F, H
Expenses before reductions	2.47% A	2.54%	2.60%	2.79%	2.62%	2.50%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.99% A	2.00%	1.99%	1.99%	2.00%	1.99%
Net investment income (loss)	(.69)% A	(1.16)%	(1.09)%	(.67)%	(.95)%	(1.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,484	$ 1,653	$ 2,099	$ 2,314	$ 1,785	$ 3,893
Portfolio turnover rate G	221% A	78%	124%	147%	140%	170%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 9.77	$ 8.35	$ 5.85	$ 10.75	$ 9.16
Income from Investment Operations
Net investment income (loss) E	(.04)	(.12)	(.10)	(.05)	(.09)	(.11)
Net realized and unrealized gain (loss)	.61	.70	1.52	2.55	(4.81)	1.70
Total from investment operations	.57	.58	1.42	2.50	(4.90)	1.59
Net asset value, end of period	$ 10.92	$ 10.35	$ 9.77	$ 8.35	$ 5.85	$ 10.75
Total Return B, C, D	5.51%	5.94%	17.01%	42.74%	(45.58)%	17.36%
Ratios to Average Net Assets F, H
Expenses before reductions	2.40% A	2.51%	2.64%	2.79%	2.62%	2.49%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.99% A	1.99%	1.99%	1.99%	2.00%	2.00%
Net investment income (loss)	(.69)% A	(1.16)%	(1.09)%	(.67)%	(.95)%	(1.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,692	$ 6,422	$ 2,628	$ 2,065	$ 1,492	$ 3,110
Portfolio turnover rate G	221% A	78%	124%	147%	140%	170%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.78	$ 11.01	$ 9.32	$ 6.47	$ 11.75	$ 9.92
Income from Investment Operations
Net investment income (loss) D	.02	(.02)	(.01)	.02	.01	(.02)
Net realized and unrealized gain (loss)	.69	.79	1.70	2.83	(5.29)	1.85
Total from investment operations	.71	.77	1.69	2.85	(5.28)	1.83
Net asset value, end of period	$ 12.49	$ 11.78	$ 11.01	$ 9.32	$ 6.47	$ 11.75
Total Return B, C	6.03%	6.99%	18.13%	44.05%	(44.94)%	18.45%
Ratios to Average Net Assets E, G
Expenses before reductions	1.28% A	1.39%	1.49%	1.83%	1.54%	1.39%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.99% A	.99%	.99%	1.00%	1.00%	.99%
Net investment income (loss)	.32% A	(.16)%	(.09)%	.33%	.05%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,535	$ 456	$ 342	$ 97	$ 99	$ 188
Portfolio turnover rate F	221% A	78%	124%	147%	140%	170%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Strategic Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

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3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

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3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,730,876
Gross unrealized depreciation	(2,156,191)
Net unrealized appreciation (depreciation) on securities and other investments	$ 574,685

Tax cost	$ 41,081,062

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (1,312,379)
2017	(2,168,260)
Total capital loss carryforward	$ (3,480,639)

4. Operating Policies

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $49,554,919 and $38,879,484, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .66% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 20,060	$ 127
Class T	.25%	.25%	26,268	145
Class B	.75%	.25%	8,132	6,105
Class C	.75%	.25%	38,501	9,915
			$ 92,961	$ 16,292

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C,

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,114
Class T	4,183
Class B*	925
Class C*	287
$ 10,509

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 24,648.31
Class T	17,385.33
Class B	2,522.31
Class C	9,670.25
Institutional Class	1,103.22
	$ 55,328

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $988 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $47 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $1,844 from securities loaned to FCM.

9. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through January 31, 2013. Some expenses, for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 34,169
Class T	1.50%	25,273
Class B	2.00%	3,812
Class C	2.00%	15,532
Institutional Class	1.00%	1,447
		$ 80,233

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,677 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	885,854	641,706	$ 11,224,700	$ 7,467,955
Shares redeemed	(185,846)	(329,586)	(2,311,207)	(3,810,031)
Net increase (decrease)	700,008	312,120	$ 8,913,493	$ 3,657,924
Class T
Shares sold	180,054	253,077	$ 2,082,238	$ 2,884,528
Shares redeemed	(89,894)	(160,122)	(1,079,162)	(1,837,724)
Net increase (decrease)	90,160	92,955	$ 1,003,076	$ 1,046,804
Class B
Shares sold	1,656	24,991	$ 18,946	$ 264,560
Shares redeemed	(25,217)	(79,954)	(282,310)	(857,531)
Net increase (decrease)	(23,561)	(54,963)	$ (263,364)	$ (592,971)
Class C
Shares sold	291,465	515,980	$ 3,162,903	$ 5,391,927
Shares redeemed	(207,161)	(164,647)	(2,288,901)	(1,714,089)
Net increase (decrease)	84,304	351,333	$ 874,002	$ 3,677,838

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10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Institutional Class
Shares sold	113,772	71,753	$ 1,451,641	$ 809,094
Shares redeemed	(29,533)	(64,162)	(362,391)	(699,886)
Net increase (decrease)	84,239	7,591	$ 1,089,250	$ 109,208

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

ATQG-USAN-0712
1.786803.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Growth

Fund - Institutional Class

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	1.25%
Actual		$ 1,000.00	$ 1,058.50	$ 6.43
HypotheticalA		$ 1,000.00	$ 1,018.75	$ 6.31
Class T	1.50%
Actual		$ 1,000.00	$ 1,056.90	$ 7.71
HypotheticalA		$ 1,000.00	$ 1,017.50	$ 7.57
Class B	2.00%
Actual		$ 1,000.00	$ 1,054.80	$ 10.27
HypotheticalA		$ 1,000.00	$ 1,015.00	$ 10.08
Class C	2.00%
Actual		$ 1,000.00	$ 1,055.10	$ 10.28
HypotheticalA		$ 1,000.00	$ 1,015.00	$ 10.08
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,060.30	$ 5.15
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 5.05

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	8.8	7.2
Microsoft Corp.	3.9	0.1
Google, Inc. Class A	2.8	3.6
Exxon Mobil Corp.	2.3	3.6
Altria Group, Inc.	2.1	0.0
Motorola Solutions, Inc.	1.8	1.0
QUALCOMM, Inc.	1.8	1.8
The Coca-Cola Co.	1.5	0.5
Amazon.com, Inc.	1.4	2.5
Home Depot, Inc.	1.4	0.0
	27.8
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.3	30.0
Consumer Discretionary	16.5	15.3
Health Care	10.8	10.0
Consumer Staples	10.8	9.9
Industrials	9.6	11.2
Asset Allocation (% of fund's net assets)
As of May 31, 2012 *		As of November 30, 2011 **
	Stocks 96.2%		Stocks 97.7%
	Short-Term Investments and Net Other Assets (Liabilities) 3.8%		Short-Term Investments and Net Other Assets (Liabilities) 2.3%
* Foreign investments	8.7%	** Foreign investments	9.3%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 0.3%
Johnson Controls, Inc.	4,500	$ 135,630
Automobiles - 0.1%
Bayerische Motoren Werke AG (BMW)	548	41,625
Hotels, Restaurants & Leisure - 3.1%
Brinker International, Inc.	10,000	323,100
Buffalo Wild Wings, Inc. (a)	1,500	127,665
Chipotle Mexican Grill, Inc. (a)	300	123,921
Las Vegas Sands Corp.	8,303	383,433
McDonald's Corp.	3,343	298,664
Starbucks Corp.	700	38,423
		1,295,206
Household Durables - 1.6%
D.R. Horton, Inc.	9,300	154,380
PulteGroup, Inc. (a)	6,808	63,723
Ryland Group, Inc.	9,280	207,501
Toll Brothers, Inc. (a)	8,500	231,880
		657,484
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	2,802	596,574
Priceline.com, Inc. (a)	300	187,647
		784,221
Media - 1.5%
Comcast Corp. Class A	14,900	430,759
Discovery Communications, Inc. (a)	3,600	180,360
		611,119
Multiline Retail - 0.7%
Dollar General Corp. (a)	5,900	288,569
Specialty Retail - 5.0%
American Eagle Outfitters, Inc.	9,700	187,307
AutoZone, Inc. (a)	650	247,169
Bed Bath & Beyond, Inc. (a)	4,700	339,575
Home Depot, Inc.	11,646	574,614
Limited Brands, Inc.	3,700	164,132
Lowe's Companies, Inc.	7,058	188,590
TJX Companies, Inc.	9,100	386,386
		2,087,773
Textiles, Apparel & Luxury Goods - 2.3%
Burberry Group PLC	6,800	143,885
Fossil, Inc. (a)	2,400	175,584
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
PVH Corp.	3,300	$ 267,300
Ralph Lauren Corp.	1,000	148,800
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	2,000	201,460
		937,029
TOTAL CONSUMER DISCRETIONARY		6,838,656
CONSUMER STAPLES - 10.8%
Beverages - 2.9%
Anheuser-Busch InBev SA NV	1,900	128,554
Dr Pepper Snapple Group, Inc.	5,510	227,343
PepsiCo, Inc.	3,569	242,157
The Coca-Cola Co.	8,400	627,732
		1,225,786
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	9,695	435,693
Wal-Mart Stores, Inc.	3,200	210,624
Whole Foods Market, Inc.	2,500	221,525
		867,842
Food Products - 0.9%
Green Mountain Coffee Roasters, Inc. (a)	3,900	92,040
Kraft Foods, Inc. Class A	5,107	195,445
The J.M. Smucker Co.	1,400	107,184
		394,669
Household Products - 2.2%
Colgate-Palmolive Co.	4,319	424,558
Kimberly-Clark Corp.	2,900	230,115
Procter & Gamble Co.	2,467	153,669
Reckitt Benckiser Group PLC	1,600	85,143
		893,485
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	400	21,660
Tobacco - 2.6%
Altria Group, Inc.	26,902	865,975
Lorillard, Inc.	1,700	210,120
		1,076,095
TOTAL CONSUMER STAPLES		4,479,537
Common Stocks - continued
	Shares	Value
ENERGY - 9.3%
Energy Equipment & Services - 3.4%
Cameron International Corp. (a)	4,700	$ 214,743
Dresser-Rand Group, Inc. (a)	2,400	105,312
Halliburton Co.	10,586	318,215
McDermott International, Inc. (a)	2,900	29,435
National Oilwell Varco, Inc.	2,200	146,850
Noble Corp.	4,700	146,969
Rowan Companies PLC (a)	3,400	102,000
Schlumberger Ltd.	5,780	365,585
		1,429,109
Oil, Gas & Consumable Fuels - 5.9%
Atlas Pipeline Partners, LP	1,300	39,000
Chevron Corp.	3,200	314,592
Exxon Mobil Corp.	11,994	943,088
Marathon Petroleum Corp.	6,420	231,569
Noble Energy, Inc.	2,500	211,150
Occidental Petroleum Corp.	2,000	158,540
Peabody Energy Corp.	2,700	63,072
Royal Dutch Shell PLC Class A sponsored ADR	2,300	143,014
Valero Energy Corp.	4,284	90,392
Williams Companies, Inc.	7,600	232,028
		2,426,445
TOTAL ENERGY		3,855,554
FINANCIALS - 4.9%
Commercial Banks - 2.4%
City National Corp.	4,150	206,172
First Republic Bank (a)	2,936	92,190
Huntington Bancshares, Inc.	13,200	86,328
SunTrust Banks, Inc.	5,030	115,288
U.S. Bancorp	5,700	177,327
Wells Fargo & Co.	9,700	310,885
		988,190
Consumer Finance - 0.6%
Capital One Financial Corp.	2,700	138,699
SLM Corp.	9,209	128,650
		267,349
Real Estate Investment Trusts - 1.7%
American Tower Corp.	5,255	340,944
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
CBL & Associates Properties, Inc.	5,000	$ 87,300
Digital Realty Trust, Inc. (d)	2,100	148,617
Equity Residential (SBI)	800	48,880
Extra Space Storage, Inc.	3,100	87,916
		713,657
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	4,824	79,355
TOTAL FINANCIALS		2,048,551
HEALTH CARE - 10.8%
Biotechnology - 3.3%
Achillion Pharmaceuticals, Inc. (a)	8,450	60,671
ADVENTRX Pharmaceuticals, Inc. (a)(d)	25,510	13,523
ADVENTRX Pharmaceuticals, Inc. warrants 11/16/16 (a)	7,355	236
Alkermes PLC (a)	1,800	28,116
Amgen, Inc.	2,500	173,800
ARIAD Pharmaceuticals, Inc. (a)	2,500	41,425
Biogen Idec, Inc. (a)	2,100	274,575
BioMarin Pharmaceutical, Inc. (a)	5,000	178,200
Dynavax Technologies Corp. (a)	17,800	67,106
Gilead Sciences, Inc. (a)	8,300	414,585
Theravance, Inc. (a)	3,664	75,808
Vertex Pharmaceuticals, Inc. (a)	600	36,024
		1,364,069
Health Care Equipment & Supplies - 1.4%
C.R. Bard, Inc.	2,300	223,537
Covidien PLC	3,800	196,764
The Cooper Companies, Inc.	2,000	170,360
		590,661
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	7,900	292,221
Catalyst Health Solutions, Inc. (a)	1,500	130,305
Centene Corp. (a)	4,107	148,427
Express Scripts Holding Co. (a)	5,800	302,702
Laboratory Corp. of America Holdings (a)	2,313	192,627
UnitedHealth Group, Inc.	3,000	167,310
WellPoint, Inc.	2,400	161,736
		1,395,328
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.1%
SXC Health Solutions Corp. (a)	600	$ 55,129
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	1,900	81,814
Pharmaceuticals - 2.4%
Elan Corp. PLC sponsored ADR (a)	3,400	47,464
Eli Lilly & Co.	3,400	139,230
GlaxoSmithKline PLC sponsored ADR	4,000	176,440
Merck & Co., Inc.	5,100	191,658
Sanofi SA sponsored ADR	3,500	119,105
Valeant Pharmaceuticals International, Inc. (Canada) (a)	2,900	141,708
ViroPharma, Inc. (a)	1,400	28,196
Watson Pharmaceuticals, Inc. (a)	2,400	171,096
		1,014,897
TOTAL HEALTH CARE		4,501,898
INDUSTRIALS - 9.6%
Aerospace & Defense - 2.5%
Raytheon Co.	3,000	150,960
Rockwell Collins, Inc.	2,400	120,888
Textron, Inc.	10,000	236,300
United Technologies Corp.	7,000	518,770
		1,026,918
Building Products - 0.3%
Owens Corning (a)	4,600	141,956
Construction & Engineering - 1.5%
Dycom Industries, Inc. (a)	4,828	94,532
Fluor Corp.	3,895	182,598
Quanta Services, Inc. (a)	15,100	340,958
		618,088
Electrical Equipment - 0.5%
Regal-Beloit Corp.	3,400	204,986
Industrial Conglomerates - 1.4%
Carlisle Companies, Inc.	4,300	223,514
Danaher Corp.	6,700	348,199
		571,713
Machinery - 2.4%
Caterpillar, Inc.	1,400	122,668
Cummins, Inc.	2,600	252,070
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Dover Corp.	3,800	$ 214,928
Ingersoll-Rand PLC	6,700	276,777
Snap-On, Inc.	2,231	134,998
		1,001,441
Professional Services - 0.5%
Qualicorp SA	14,000	119,394
Randstad Holding NV	3,700	100,099
		219,493
Road & Rail - 0.5%
Union Pacific Corp.	1,800	200,520
Trading Companies & Distributors - 0.0%
Watsco, Inc.	300	22,083
TOTAL INDUSTRIALS		4,007,198
INFORMATION TECHNOLOGY - 30.3%
Communications Equipment - 3.6%
Motorola Solutions, Inc.	15,769	758,174
QUALCOMM, Inc.	12,635	724,112
		1,482,286
Computers & Peripherals - 8.8%
Apple, Inc. (a)	6,293	3,635,653
Fusion-io, Inc.	700	14,616
		3,650,269
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (a)	2,700	91,557
TE Connectivity Ltd.	4,400	138,248
		229,805
Internet Software & Services - 3.2%
Active Network, Inc.	7,445	104,528
Facebook, Inc.:
Class A	400	11,852
Class B (a)(e)	1,061	28,294
Google, Inc. Class A (a)	2,011	1,168,109
		1,312,783
IT Services - 4.2%
Accenture PLC Class A	6,400	365,440
IBM Corp.	2,700	520,830
MasterCard, Inc. Class A	1,200	487,812
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Virtusa Corp. (a)	4,000	$ 58,520
Visa, Inc. Class A	2,784	320,717
		1,753,319
Semiconductors & Semiconductor Equipment - 2.3%
ASML Holding NV (Netherlands)	3,300	151,196
Avago Technologies Ltd.	3,200	105,920
Broadcom Corp. Class A	7,900	255,565
Cirrus Logic, Inc. (a)	1,800	51,696
NVIDIA Corp. (a)	12,400	154,132
NXP Semiconductors NV (a)	10,499	221,634
		940,143
Software - 7.7%
Adobe Systems, Inc. (a)	3,300	102,465
Aspen Technology, Inc. (a)	2,000	44,200
BroadSoft, Inc. (a)	3,287	89,768
Citrix Systems, Inc. (a)	3,400	248,472
Microsoft Corp.	54,813	1,599,991
Oracle Corp.	14,200	375,874
Red Hat, Inc. (a)	3,200	164,416
salesforce.com, Inc. (a)	2,725	377,740
VMware, Inc. Class A (a)	2,175	202,297
		3,205,223
TOTAL INFORMATION TECHNOLOGY		12,573,828
MATERIALS - 3.5%
Chemicals - 3.1%
Albemarle Corp.	2,599	157,759
Ashland, Inc.	3,900	249,327
Dow Chemical Co.	4,100	127,346
E.I. du Pont de Nemours & Co.	2,400	115,824
LyondellBasell Industries NV Class A	4,400	173,624
Monsanto Co.	4,100	316,520
Sigma Aldrich Corp.	2,000	138,740
		1,279,140
Metals & Mining - 0.4%
Commercial Metals Co.	13,800	161,184
TOTAL MATERIALS		1,440,324
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SBA Communications Corp. Class A (a)	4,151	$ 215,644
TOTAL COMMON STOCKS (Cost $39,215,295)		39,961,190
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG (Cost $8,196)	50	8,022
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.17% (b)	1,472,635	1,472,635
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	213,900	213,900
TOTAL MONEY MARKET FUNDS (Cost $1,686,535)		1,686,535
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $40,910,026)		41,655,747
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(107,666)
NET ASSETS - 100%		$ 41,548,081
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,294 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 26,532
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 856
Fidelity Securities Lending Cash Central Fund	13,391
Total	$ 14,247
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,846,678	$ 6,653,146	$ 193,532	$ -
Consumer Staples	4,479,537	4,265,840	213,697	-
Energy	3,855,554	3,855,554	-	-
Financials	2,048,551	2,048,551	-	-
Health Care	4,501,898	4,501,662	236	-
Industrials	4,007,198	3,907,099	100,099	-
Information Technology	12,573,828	12,394,338	179,490	-
Materials	1,440,324	1,440,324	-	-
Telecommunication Services	215,644	215,644	-	-
Money Market Funds	1,686,535	1,686,535	-	-
Total Investments in Securities:	$ 41,655,747	$ 40,968,693	$ 687,054	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 26,525
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(26,525)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $202,379) - See accompanying schedule: Unaffiliated issuers (cost $39,223,491)	$ 39,969,212
Fidelity Central Funds (cost $1,686,535)	1,686,535
Total Investments (cost $40,910,026)		$ 41,655,747
Receivable for investments sold		610,378
Receivable for fund shares sold		77,910
Dividends receivable		72,037
Distributions receivable from Fidelity Central Funds		1,079
Prepaid expenses		13
Receivable from investment adviser for expense reductions		5,735
Other receivables		890
Total assets		42,423,789

Liabilities
Payable to custodian bank	$ 8,891
Payable for investments purchased	566,437
Payable for fund shares redeemed	6,605
Accrued management fee	21,985
Distribution and service plan fees payable	16,774
Other affiliated payables	11,639
Other payables and accrued expenses	29,477
Collateral on securities loaned, at value	213,900
Total liabilities		875,708

Net Assets		$ 41,548,081
Net Assets consist of:
Paid in capital		$ 42,090,556
Accumulated net investment loss		(34,750)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,253,518)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		745,793
Net Assets		$ 41,548,081

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($20,246,226 ÷ 1,669,683 shares)	$ 12.13

Maximum offering price per share (100/94.25 of $12.13)	$ 12.87
Class T: Net Asset Value and redemption price per share ($10,590,125 ÷ 904,034 shares)	$ 11.71

Maximum offering price per share (100/96.50 of $11.71)	$ 12.13
Class B: Net Asset Value and offering price per share ($1,484,411 ÷ 135,316 shares)A	$ 10.97

Class C: Net Asset Value and offering price per share ($7,692,298 ÷ 704,614 shares)A	$ 10.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,535,021 ÷ 122,916 shares)	$ 12.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 226,765
Income from Fidelity Central Funds (including $13,391 from security lending)		14,247
Total income		241,012

Expenses
Management fee Basic fee	$ 102,812
Performance adjustment	18,284
Transfer agent fees	55,328
Distribution and service plan fees	92,961
Accounting and security lending fees	7,213
Custodian fees and expenses	14,936
Independent trustees' compensation	107
Registration fees	40,474
Audit	25,380
Legal	48
Miscellaneous	130
Total expenses before reductions	357,673
Expense reductions	(81,911)	275,762
Net investment income (loss)		(34,750)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,375,731
Foreign currency transactions	(1,763)
Total net realized gain (loss)		2,373,968
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,066,586)
Assets and liabilities in foreign currencies	145
Total change in net unrealized appreciation (depreciation)		(1,066,441)
Net gain (loss)		1,307,527
Net increase (decrease) in net assets resulting from operations		$ 1,272,777

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (34,750)	$ (164,895)
Net realized gain (loss)	2,373,968	2,134,164
Change in net unrealized appreciation (depreciation)	(1,066,441)	(834,018)
Net increase (decrease) in net assets resulting from operations	1,272,777	1,135,251
Share transactions - net increase (decrease)	11,616,457	7,898,803
Total increase (decrease) in net assets	12,889,234	9,034,054

Net Assets
Beginning of period	28,658,847	19,624,793
End of period (including accumulated net investment loss of $34,750 and undistributed net investment income of $0, respectively)	$ 41,548,081	$ 28,658,847

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.46	$ 10.73	$ 9.11	$ 6.33	$ 11.54	$ 9.76
Income from Investment Operations
Net investment income (loss) E	- I	(.05)	(.03)	.01	(.02)	(.04)
Net realized and unrealized gain (loss)	.67	.78	1.65	2.77	(5.19)	1.82
Total from investment operations	.67	.73	1.62	2.78	(5.21)	1.78
Net asset value, end of period	$ 12.13	$ 11.46	$ 10.73	$ 9.11	$ 6.33	$ 11.54
Total Return B, C, D	5.85%	6.80%	17.78%	43.92%	(45.15)%	18.24%
Ratios to Average Net Assets F, H
Expenses before reductions	1.67% A	1.77%	1.85%	2.04%	1.86%	1.74%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.24% A	1.24%	1.25%	1.24%	1.25%	1.25%
Net investment income (loss)	.07% A	(.41)%	(.34)%	.08%	(.20)%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,246	$ 11,109	$ 7,055	$ 6,991	$ 4,113	$ 7,119
Portfolio turnover rate G	221% A	78%	124%	147%	140%	170%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 10.40	$ 8.85	$ 6.17	$ 11.27	$ 9.56
Income from Investment Operations
Net investment income (loss) E	(.01)	(.07)	(.06)	(.01)	(.04)	(.07)
Net realized and unrealized gain (loss)	.64	.75	1.61	2.69	(5.06)	1.78
Total from investment operations	.63	.68	1.55	2.68	(5.10)	1.71
Net asset value, end of period	$ 11.71	$ 11.08	$ 10.40	$ 8.85	$ 6.17	$ 11.27
Total Return B, C, D	5.69%	6.54%	17.51%	43.44%	(45.25)%	17.89%
Ratios to Average Net Assets F, H
Expenses before reductions	1.98% A	2.06%	2.14%	2.34%	2.15%	2.06%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.49% A	1.49%	1.50%	1.49%	1.50%	1.49%
Net investment income (loss)	(.19)% A	(.66)%	(.59)%	(.17)%	(.45)%	(.64)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,590	$ 9,019	$ 7,501	$ 6,651	$ 4,755	$ 9,393
Portfolio turnover rate G	221% A	78%	124%	147%	140%	170%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 9.82	$ 8.40	$ 5.88	$ 10.80	$ 9.20
Income from Investment Operations
Net investment income (loss) E	(.04)	(.12)	(.10)	(.05)	(.09)	(.11)
Net realized and unrealized gain (loss)	.61	.70	1.52	2.57	(4.83)	1.71
Total from investment operations	.57	.58	1.42	2.52	(4.92)	1.60
Net asset value, end of period	$ 10.97	$ 10.40	$ 9.82	$ 8.40	$ 5.88	$ 10.80
Total Return B, C, D	5.48%	5.91%	16.90%	42.86%	(45.56)%	17.39%
Ratios to Average Net Assets F, H
Expenses before reductions	2.47% A	2.54%	2.60%	2.79%	2.62%	2.50%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.99% A	2.00%	1.99%	1.99%	2.00%	1.99%
Net investment income (loss)	(.69)% A	(1.16)%	(1.09)%	(.67)%	(.95)%	(1.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,484	$ 1,653	$ 2,099	$ 2,314	$ 1,785	$ 3,893
Portfolio turnover rate G	221% A	78%	124%	147%	140%	170%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 9.77	$ 8.35	$ 5.85	$ 10.75	$ 9.16
Income from Investment Operations
Net investment income (loss) E	(.04)	(.12)	(.10)	(.05)	(.09)	(.11)
Net realized and unrealized gain (loss)	.61	.70	1.52	2.55	(4.81)	1.70
Total from investment operations	.57	.58	1.42	2.50	(4.90)	1.59
Net asset value, end of period	$ 10.92	$ 10.35	$ 9.77	$ 8.35	$ 5.85	$ 10.75
Total Return B, C, D	5.51%	5.94%	17.01%	42.74%	(45.58)%	17.36%
Ratios to Average Net Assets F, H
Expenses before reductions	2.40% A	2.51%	2.64%	2.79%	2.62%	2.49%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.99% A	1.99%	1.99%	1.99%	2.00%	2.00%
Net investment income (loss)	(.69)% A	(1.16)%	(1.09)%	(.67)%	(.95)%	(1.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,692	$ 6,422	$ 2,628	$ 2,065	$ 1,492	$ 3,110
Portfolio turnover rate G	221% A	78%	124%	147%	140%	170%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 11.78	$ 11.01	$ 9.32	$ 6.47	$ 11.75	$ 9.92
Income from Investment Operations
Net investment income (loss) D	.02	(.02)	(.01)	.02	.01	(.02)
Net realized and unrealized gain (loss)	.69	.79	1.70	2.83	(5.29)	1.85
Total from investment operations	.71	.77	1.69	2.85	(5.28)	1.83
Net asset value, end of period	$ 12.49	$ 11.78	$ 11.01	$ 9.32	$ 6.47	$ 11.75
Total Return B, C	6.03%	6.99%	18.13%	44.05%	(44.94)%	18.45%
Ratios to Average Net Assets E, G
Expenses before reductions	1.28% A	1.39%	1.49%	1.83%	1.54%	1.39%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.99% A	.99%	.99%	1.00%	1.00%	.99%
Net investment income (loss)	.32% A	(.16)%	(.09)%	.33%	.05%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,535	$ 456	$ 342	$ 97	$ 99	$ 188
Portfolio turnover rate F	221% A	78%	124%	147%	140%	170%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Strategic Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

Semiannual Report

3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,730,876
Gross unrealized depreciation	(2,156,191)
Net unrealized appreciation (depreciation) on securities and other investments	$ 574,685

Tax cost	$ 41,081,062

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (1,312,379)
2017	(2,168,260)
Total capital loss carryforward	$ (3,480,639)

4. Operating Policies

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $49,554,919 and $38,879,484, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .66% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 20,060	$ 127
Class T	.25%	.25%	26,268	145
Class B	.75%	.25%	8,132	6,105
Class C	.75%	.25%	38,501	9,915
			$ 92,961	$ 16,292

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,114
Class T	4,183
Class B*	925
Class C*	287
$ 10,509

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 24,648.31
Class T	17,385.33
Class B	2,522.31
Class C	9,670.25
Institutional Class	1,103.22
	$ 55,328

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $988 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $47 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $1,844 from securities loaned to FCM.

9. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through January 31, 2013. Some expenses, for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 34,169
Class T	1.50%	25,273
Class B	2.00%	3,812
Class C	2.00%	15,532
Institutional Class	1.00%	1,447
		$ 80,233

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,677 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	885,854	641,706	$ 11,224,700	$ 7,467,955
Shares redeemed	(185,846)	(329,586)	(2,311,207)	(3,810,031)
Net increase (decrease)	700,008	312,120	$ 8,913,493	$ 3,657,924
Class T
Shares sold	180,054	253,077	$ 2,082,238	$ 2,884,528
Shares redeemed	(89,894)	(160,122)	(1,079,162)	(1,837,724)
Net increase (decrease)	90,160	92,955	$ 1,003,076	$ 1,046,804
Class B
Shares sold	1,656	24,991	$ 18,946	$ 264,560
Shares redeemed	(25,217)	(79,954)	(282,310)	(857,531)
Net increase (decrease)	(23,561)	(54,963)	$ (263,364)	$ (592,971)
Class C
Shares sold	291,465	515,980	$ 3,162,903	$ 5,391,927
Shares redeemed	(207,161)	(164,647)	(2,288,901)	(1,714,089)
Net increase (decrease)	84,304	351,333	$ 874,002	$ 3,677,838

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Institutional Class
Shares sold	113,772	71,753	$ 1,451,641	$ 809,094
Shares redeemed	(29,533)	(64,162)	(362,391)	(699,886)
Net increase (decrease)	84,239	7,591	$ 1,089,250	$ 109,208

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

ATQGI-USAN-0712
1.786804.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Value Strategies

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	1.33%
Actual		$ 1,000.00	$ 1,074.10	$ 6.90
Hypothetical A		$ 1,000.00	$ 1,018.35	$ 6.71
Class T	1.50%
Actual		$ 1,000.00	$ 1,073.00	$ 7.77
Hypothetical A		$ 1,000.00	$ 1,017.50	$ 7.57
Class B	2.08%
Actual		$ 1,000.00	$ 1,070.40	$ 10.77
Hypothetical A		$ 1,000.00	$ 1,014.60	$ 10.48
Class C	2.07%
Actual		$ 1,000.00	$ 1,070.30	$ 10.71
Hypothetical A		$ 1,000.00	$ 1,014.65	$ 10.43
Fidelity Value Strategies Fund	1.02%
Actual		$ 1,000.00	$ 1,076.00	$ 5.29
Hypothetical A		$ 1,000.00	$ 1,019.90	$ 5.15
Fidelity Value Strategies Fund Class K	.83%
Actual		$ 1,000.00	$ 1,076.90	$ 4.31
Hypothetical A		$ 1,000.00	$ 1,020.85	$ 4.19
Institutional Class	1.02%
Actual		$ 1,000.00	$ 1,075.80	$ 5.29
Hypothetical A		$ 1,000.00	$ 1,019.90	$ 5.15
A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	6.7	5.3
Cott Corp.	5.7	4.2
Target Corp.	2.9	2.7
PPG Industries, Inc.	2.7	2.3
The AES Corp.	2.3	2.3
AFLAC, Inc.	2.2	2.1
GameStop Corp. Class A	2.0	4.4
Innophos Holdings, Inc.	1.6	2.9
U.S. Bancorp	1.6	1.4
Lincoln National Corp.	1.6	1.1
	29.3
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.0	21.6
Materials	13.8	14.2
Information Technology	12.4	13.4
Financials	10.2	8.5
Health Care	8.7	7.3
Asset Allocation (% of fund's net assets)
As of May 31, 2012*		As of November 30, 2011**
	Stocks 93.8%		Stocks 97.5%
	Bonds 0.1%		Bonds 0.0%†
	Convertible Securities 0.1%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 6.0%		Short-Term Investments and Net Other Assets (Liabilities) 2.3%
* Foreign investments	21.3%	** Foreign investments	17.0%

† Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.8%
Auto Components - 2.3%
Autoliv, Inc.	45,100	$ 2,607
Delphi Automotive PLC	416,377	12,087
TRW Automotive Holdings Corp. (a)	153,100	5,905
		20,599
Automobiles - 1.1%
Bayerische Motoren Werke AG (BMW)	36,387	2,764
General Motors Co. (a)	190,200	4,222
Volkswagen AG	18,856	2,852
		9,838
Diversified Consumer Services - 0.9%
Service Corp. International	744,250	8,522
Hotels, Restaurants & Leisure - 2.2%
Ameristar Casinos, Inc.	192,820	3,606
Cedar Fair LP (depository unit)	231,920	6,215
Wyndham Worldwide Corp.	203,867	10,153
		19,974
Household Durables - 4.5%
KB Home (d)	243,794	1,768
Lennar Corp. Class A (d)	212,200	5,791
PulteGroup, Inc. (a)	1,468,825	13,748
Ryland Group, Inc.	151,400	3,385
Standard Pacific Corp. (a)(d)	2,278,393	11,757
Techtronic Industries Co. Ltd.	3,985,500	4,894
		41,343
Leisure Equipment & Products - 1.1%
Hasbro, Inc.	272,197	9,641
Media - 2.0%
Omnicom Group, Inc.	125,512	5,984
Regal Entertainment Group Class A (d)	379,300	5,215
Valassis Communications, Inc. (a)(d)	349,089	6,950
		18,149
Multiline Retail - 3.3%
Target Corp.	454,700	26,332
The Bon-Ton Stores, Inc. (d)	788,137	4,146
		30,478
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 3.4%
Asbury Automotive Group, Inc. (a)	483,141	$ 12,914
GameStop Corp. Class A (d)	958,013	18,375
		31,289
TOTAL CONSUMER DISCRETIONARY		189,833
CONSUMER STAPLES - 7.7%
Beverages - 5.9%
China New Borun Corp. ADR (a)(d)	644,498	1,502
Cott Corp. (a)(e)	6,920,243	52,596
		54,098
Food Products - 1.8%
Bunge Ltd.	54,100	3,219
Calavo Growers, Inc. (d)	232,028	6,355
SunOpta, Inc. (a)	1,029,085	6,195
		15,769
TOTAL CONSUMER STAPLES		69,867
ENERGY - 4.6%
Energy Equipment & Services - 1.8%
C&J Energy Services, Inc.	386,786	6,916
Ensco PLC Class A	76,900	3,454
Halliburton Co.	187,200	5,627
		15,997
Oil, Gas & Consumable Fuels - 2.8%
Denbury Resources, Inc. (a)	280,580	4,242
Forest Oil Corp. (a)	154,205	1,288
HollyFrontier Corp.	159,900	4,714
Marathon Oil Corp.	159,000	3,961
Valero Energy Corp.	333,900	7,045
Williams Companies, Inc.	154,500	4,717
		25,967
TOTAL ENERGY		41,964
FINANCIALS - 10.2%
Commercial Banks - 3.7%
BB&T Corp.	449,231	13,576
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.	812,863	$ 5,113
U.S. Bancorp	486,584	15,138
		33,827
Insurance - 5.4%
AFLAC, Inc.	495,486	19,859
American International Group, Inc. (a)	344,200	10,044
Lincoln National Corp.	731,682	15,124
Unum Group	245,860	4,905
		49,932
Real Estate Investment Trusts - 0.8%
CBL & Associates Properties, Inc.	215,313	3,759
Host Hotels & Resorts, Inc.	210,800	3,217
		6,976
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A (a)	207,800	2,782
TOTAL FINANCIALS		93,517
HEALTH CARE - 8.7%
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (a)	764,800	4,390
C.R. Bard, Inc.	76,900	7,474
Covidien PLC	114,575	5,933
		17,797
Health Care Providers & Services - 1.9%
DaVita, Inc. (a)	80,798	6,565
Universal Health Services, Inc. Class B	284,414	11,021
		17,586
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	184,300	7,494
PerkinElmer, Inc.	211,600	5,629
		13,123
Pharmaceuticals - 3.4%
Johnson & Johnson	191,600	11,962
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA sponsored ADR	402,344	$ 13,692
Zogenix, Inc. (a)(d)	3,171,431	5,709
		31,363
TOTAL HEALTH CARE		79,869
INDUSTRIALS - 7.4%
Aerospace & Defense - 2.3%
Alliant Techsystems, Inc.	177,500	8,689
Esterline Technologies Corp. (a)	101,822	6,577
Textron, Inc.	223,717	5,286
		20,552
Building Products - 0.6%
Armstrong World Industries, Inc.	77,022	3,588
Owens Corning (a)	73,911	2,281
		5,869
Commercial Services & Supplies - 0.2%
Quad/Graphics, Inc. (d)	151,856	1,919
Electrical Equipment - 0.4%
Regal-Beloit Corp.	63,554	3,832
Industrial Conglomerates - 1.0%
Carlisle Companies, Inc.	175,529	9,124
Machinery - 2.8%
Blount International, Inc. (a)	292,004	3,977
Deere & Co.	112,300	8,296
Ingersoll-Rand PLC	212,400	8,774
Stanley Black & Decker, Inc.	74,137	4,912
		25,959
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)(d)	524,853	751
TOTAL INDUSTRIALS		68,006
INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 0.4%
Cisco Systems, Inc.	215,300	3,516
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.6%
Apple, Inc. (a)	20,800	$ 12,017
SanDisk Corp. (a)	76,493	2,501
		14,518
Electronic Equipment & Components - 1.2%
Anixter International, Inc.	69,980	4,025
Arrow Electronics, Inc. (a)	139,657	4,736
DDi Corp.	182,700	2,373
		11,134
IT Services - 1.0%
Fidelity National Information Services, Inc.	268,430	8,799
Office Electronics - 0.4%
Xerox Corp.	572,377	4,133
Semiconductors & Semiconductor Equipment - 6.1%
Fairchild Semiconductor International, Inc. (a)	320,000	4,227
Intersil Corp. Class A	345,143	3,641
KLA-Tencor Corp.	174,580	8,001
Lam Research Corp. (a)(d)	119,553	4,459
MagnaChip Semiconductor Corp. (a)	751,700	7,156
Marvell Technology Group Ltd.	815,300	10,216
Micron Technology, Inc. (a)	455,483	2,660
ON Semiconductor Corp. (a)	1,214,770	8,188
Spansion, Inc. Class A (a)	641,043	6,923
		55,471
Software - 1.7%
Microsoft Corp.	438,024	12,786
Nuance Communications, Inc. (a)	152,500	3,155
		15,941
TOTAL INFORMATION TECHNOLOGY		113,512
MATERIALS - 13.8%
Chemicals - 12.7%
Ashland, Inc.	86,800	5,549
Innophos Holdings, Inc.	300,390	15,164
LyondellBasell Industries NV Class A	1,556,992	61,433
PPG Industries, Inc.	236,200	24,433
W.R. Grace & Co. (a)	185,728	9,751
		116,330
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 1.1%
Carpenter Technology Corp.	86,796	$ 3,911
Haynes International, Inc.	18,860	962
Newcrest Mining Ltd.	127,118	3,086
Titanium Metals Corp.	152,300	1,748
		9,707
TOTAL MATERIALS		126,037
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.2%
CenturyLink, Inc.	194,621	7,633
Level 3 Communications, Inc. (a)	569,139	12,083
		19,716
Wireless Telecommunication Services - 0.2%
NII Holdings, Inc. (a)	200,423	2,309
TOTAL TELECOMMUNICATION SERVICES		22,025
UTILITIES - 5.8%
Electric Utilities - 0.7%
FirstEnergy Corp.	130,269	6,095
Independent Power Producers & Energy Traders - 3.8%
Calpine Corp. (a)	839,263	14,100
The AES Corp. (a)	1,721,200	20,809
		34,909
Multi-Utilities - 1.3%
Alliant Energy Corp.	114,800	5,016
Sempra Energy	108,039	7,024
		12,040
TOTAL UTILITIES		53,044
TOTAL COMMON STOCKS (Cost $806,360)		857,674
Convertible Preferred Stocks - 0.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
LodgeNet Entertainment Corp. 10.00% (f) (Cost $2,231)	2,300	$ 1,342
Nonconvertible Bonds - 0.1%
Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Chukchansi Economic Development Authority 9.75% 5/30/20 (f) (Cost $1,007)	$ 1,087	847
Money Market Funds - 10.5%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	54,729,825	54,730
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	41,321,652	41,322
TOTAL MONEY MARKET FUNDS (Cost $96,052)		96,052
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $905,650)		955,915
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(41,156)
NET ASSETS - 100%		$ 914,759
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,189,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 21
Fidelity Securities Lending Cash Central Fund	409
Total	$ 430
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cott Corp.	$ 38,217	$ 5,848	$ -	$ -	$ 52,596
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 191,175	$ 184,217	$ 6,958	$ -
Consumer Staples	69,867	69,867	-	-
Energy	41,964	41,964	-	-
Financials	93,517	93,517	-	-
Health Care	79,869	79,869	-	-
Industrials	68,006	68,006	-	-
Information Technology	113,512	113,512	-	-
Materials	126,037	126,037	-	-
Telecommunication Services	22,025	22,025	-	-
Utilities	53,044	53,044	-	-
Corporate Bonds	847	-	847	-
Money Market Funds	96,052	96,052	-	-
Total Investments in Securities:	$ 955,915	$ 948,110	$ 7,805	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	78.7%
Netherlands	6.7%
Canada	6.4%
Ireland	1.7%
France	1.5%
Bermuda	1.5%
Bailiwick of Jersey	1.3%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $40,124) - See accompanying schedule: Unaffiliated issuers (cost $756,618)	$ 807,267
Fidelity Central Funds (cost $96,052)	96,052
Other affiliated issuers (cost $52,980)	52,596
Total Investments (cost $905,650)		$ 955,915
Cash		1
Receivable for investments sold		53
Receivable for fund shares sold		600
Dividends receivable		1,855
Interest receivable		4
Distributions receivable from Fidelity Central Funds		172
Other receivables		7
Total assets		958,607

Liabilities
Payable for fund shares redeemed	$ 1,671
Accrued management fee	399
Distribution and service plan fees payable	202
Other affiliated payables	216
Other payables and accrued expenses	38
Collateral on securities loaned, at value	41,322
Total liabilities		43,848

Net Assets		$ 914,759
Net Assets consist of:
Paid in capital		$ 1,207,360
Accumulated net investment loss		(4,893)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(337,968)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		50,260
Net Assets		$ 914,759

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($190,884 ÷ 7,868.0 shares)	$ 24.26

Maximum offering price per share (100/94.25 of $24.26)	$ 25.74
Class T: Net Asset Value and redemption price per share ($264,809 ÷ 10,539.8 shares)	$ 25.12

Maximum offering price per share (100/96.50 of $25.12)	$ 26.03
Class B: Net Asset Value and offering price per share ($13,502 ÷ 604.5 shares)A	$ 22.34

Class C: Net Asset Value and offering price per share ($41,150 ÷ 1,862.8 shares)A	$ 22.09

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($297,674 ÷ 10,989.5 shares)	$ 27.09

Fidelity Value Strategies Fund Class K: Net Asset Value, offering price and redemption price per share ($58,398 ÷ 2,157.9 shares)	$ 27.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($48,342 ÷ 1,867.9 shares)	$ 25.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 241
Special dividends		643
Interest		148
Income from Fidelity Central Funds (including $409 from security lending)		430
Income before foreign taxes withheld		1,462
Less foreign taxes withheld		(274)
Total income		1,188

Expenses
Management fee Basic fee	$ 2,650
Performance adjustment	715
Transfer agent fees	1,141
Distribution and service plan fees	1,247
Accounting and security lending fees	167
Custodian fees and expenses	24
Independent trustees' compensation	3
Registration fees	83
Audit	36
Legal	1
Miscellaneous	5
Total expenses before reductions	6,072
Expense reductions	(22)	6,050
Net investment income (loss)		(4,862)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,858
Foreign currency transactions	(15)
Total net realized gain (loss)		31,843
Change in net unrealized appreciation (depreciation) on: Investment securities	38,943
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		38,941
Net gain (loss)		70,784
Net increase (decrease) in net assets resulting from operations		$ 65,922

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,862)	$ 5,739
Net realized gain (loss)	31,843	76,319
Change in net unrealized appreciation (depreciation)	38,941	(78,642)
Net increase (decrease) in net assets resulting from operations	65,922	3,416
Distributions to shareholders from net investment income	(4,679)	(2,204)
Distributions to shareholders from net realized gain	-	(199)
Total distributions	(4,679)	(2,403)
Share transactions - net increase (decrease)	(49,913)	(201,860)
Total increase (decrease) in net assets	11,330	(200,847)

Net Assets
Beginning of period	903,429	1,104,276
End of period (including accumulated net investment loss of $4,893 and undistributed net investment income of $4,648, respectively)	$ 914,759	$ 903,429

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.71	$ 23.11	$ 18.77	$ 11.87	$ 30.67	$ 33.03
Income from Investment Operations
Net investment income (loss) E	(.13) H	.13 I	.03 J	.06	.10	.02
Net realized and unrealized gain (loss)	1.80	(.49)	4.32	6.96	(14.37)	1.89
Total from investment operations	1.67	(.36)	4.35	7.02	(14.27)	1.91
Distributions from net investment income	(.12)	(.03) L	-	(.12)	-	-
Distributions from net realized gain	-	(.01) L	(.01)	-	(4.53)	(4.27)
Total distributions	(.12)	(.04)	(.01)	(.12)	(4.53)	(4.27)
Net asset value, end of period	$ 24.26	$ 22.71	$ 23.11	$ 18.77	$ 11.87	$ 30.67
Total Return B,C,D	7.41%	(1.57)%	23.16%	59.70%	(54.45)%	6.46%
Ratios to Average Net Assets F,K
Expenses before reductions	1.33% A	1.18%	1.08%	1.03%	1.14%	1.16%
Expenses net of fee waivers, if any	1.33% A	1.18%	1.08%	1.03%	1.14%	1.16%
Expenses net of all reductions	1.32% A	1.17%	1.07%	1.02%	1.14%	1.15%
Net investment income (loss)	(1.07)% A,H	.51% I	.12% J	.39%	.45%	.07%
Supplemental Data
Net assets, end of period (in millions)	$ 191	$ 190	$ 221	$ 206	$ 139	$ 355
Portfolio turnover rate G	23% A	34%	99%	161%	142%	199%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.02 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (1.16)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.11)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 23.48	$ 23.90	$ 19.44	$ 12.25	$ 31.48	$ 33.77
Income from Investment Operations
Net investment income (loss) E	(.16) H	.08 I	(.01) J	.03	.06	(.04)
Net realized and unrealized gain (loss)	1.87	(.50)	4.48	7.21	(14.84)	1.94
Total from investment operations	1.71	(.42)	4.47	7.24	(14.78)	1.90
Distributions from net investment income	(.07)	-	-	(.05)	-	-
Distributions from net realized gain	-	-	(.01)	-	(4.45)	(4.19)
Total distributions	(.07)	-	(.01)	(.05)	(4.45)	(4.19)
Net asset value, end of period	$ 25.12	$ 23.48	$ 23.90	$ 19.44	$ 12.25	$ 31.48
Total Return B,C,D	7.30%	(1.76)%	22.98%	59.40%	(54.56)%	6.24%
Ratios to Average Net Assets F,K
Expenses before reductions	1.50% A	1.35%	1.26%	1.24%	1.33%	1.35%
Expenses net of fee waivers, if any	1.50% A	1.35%	1.26%	1.24%	1.33%	1.35%
Expenses net of all reductions	1.49% A	1.35%	1.25%	1.22%	1.32%	1.34%
Net investment income (loss)	(1.24)% A,H	.33% I	(.06)% J	.18%	.26%	(.12)%
Supplemental Data
Net assets, end of period (in millions)	$ 265	$ 274	$ 344	$ 339	$ 253	$ 751
Portfolio turnover rate G	23% A	34%	99%	161%	142%	199%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.02 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (1.33)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.23)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 20.87	$ 21.37	$ 17.48	$ 11.03	$ 28.74	$ 31.17
Income from Investment Operations
Net investment income (loss) E	(.21) H	(.06) I	(.13) J	(.05)	(.06)	(.21)
Net realized and unrealized gain (loss)	1.68	(.44)	4.03	6.50	(13.38)	1.78
Total from investment operations	1.47	(.50)	3.90	6.45	(13.44)	1.57
Distributions from net realized gain	-	-	(.01)	-	(4.27)	(4.00)
Net asset value, end of period	$ 22.34	$ 20.87	$ 21.37	$ 17.48	$ 11.03	$ 28.74
Total Return B,C,D	7.04%	(2.34)%	22.29%	58.48%	(54.80)%	5.63%
Ratios to Average Net Assets F,K
Expenses before reductions	2.08% A	1.93%	1.83%	1.78%	1.90%	1.95%
Expenses net of fee waivers, if any	2.08% A	1.93%	1.83%	1.78%	1.90%	1.95%
Expenses net of all reductions	2.08% A	1.93%	1.82%	1.77%	1.89%	1.94%
Net investment income (loss)	(1.83)% A,H	(.25)% I	(.64)% J	(.36)%	(.31)%	(.72)%
Supplemental Data
Net assets, end of period (in millions)	$ 14	$ 16	$ 30	$ 40	$ 47	$ 175
Portfolio turnover rate G	23% A	34%	99%	161%	142%	199%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.02 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (1.91)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.87)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 20.64	$ 21.13	$ 17.29	$ 10.91	$ 28.51	$ 30.96
Income from Investment Operations
Net investment income (loss) E	(.20) H	(.05) I	(.12) J	(.05)	(.06)	(.21)
Net realized and unrealized gain (loss)	1.65	(.44)	3.97	6.43	(13.24)	1.78
Total from investment operations	1.45	(.49)	3.85	6.38	(13.30)	1.57
Distributions from net realized gain	-	-	(.01)	-	(4.30)	(4.02)
Net asset value, end of period	$ 22.09	$ 20.64	$ 21.13	$ 17.29	$ 10.91	$ 28.51
Total Return B,C,D	7.03%	(2.32)%	22.25%	58.48%	(54.80)%	5.66%
Ratios to Average Net Assets F,K
Expenses before reductions	2.07% A	1.92%	1.83%	1.78%	1.90%	1.94%
Expenses net of fee waivers, if any	2.07% A	1.92%	1.83%	1.78%	1.90%	1.94%
Expenses net of all reductions	2.07% A	1.92%	1.82%	1.77%	1.89%	1.93%
Net investment income (loss)	(1.82)% A,H	(.24)% I	(.63)% J	(.36)%	(.31)%	(.71)%
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 40	$ 49	$ 43	$ 32	$ 94
Portfolio turnover rate G	23% A	34%	99%	161%	142%	199%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.02 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (1.90)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 25.37	$ 25.80	$ 20.89	$ 13.21	$ 33.60	$ 35.77
Income from Investment Operations
Net investment income (loss) D	(.10) G	.22 H	.09 I	.11	.17	.12
Net realized and unrealized gain (loss)	2.01	(.54)	4.83	7.73	(15.97)	2.06
Total from investment operations	1.91	(.32)	4.92	7.84	(15.80)	2.18
Distributions from net investment income	(.19)	(.10) K	-	(.16)	-	(.04)
Distributions from net realized gain	-	(.01) K	(.01)	-	(4.59)	(4.31)
Total distributions	(.19)	(.11)	(.01)	(.16)	(4.59)	(4.35)
Net asset value, end of period	$ 27.09	$ 25.37	$ 25.80	$ 20.89	$ 13.21	$ 33.60
Total Return B,C	7.60%	(1.29)%	23.54%	60.05%	(54.35)%	6.78%
Ratios to Average Net Assets E,J
Expenses before reductions	1.02% A	.88%	.81%	.78%	.89%	.89%
Expenses net of fee waivers, if any	1.02% A	.88%	.81%	.78%	.89%	.89%
Expenses net of all reductions	1.01% A	.88%	.80%	.77%	.88%	.87%
Net investment income (loss)	(.76)% A,G	.80% H	.39% I	.64%	.70%	.35%
Supplemental Data
Net assets, end of period (in millions)	$ 298	$ 284	$ 360	$ 237	$ 122	$ 407
Portfolio turnover rate F	23% A	34%	99%	161%	142%	199%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects large, non-recurring dividends which amounted to $.02 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (.85)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund Class K

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 25.38	$ 25.82	$ 20.86	$ 13.23	$ 26.92
Income from Investment Operations
Net investment income (loss) D	(.08) G	.28 H	.15 I	.16	.12
Net realized and unrealized gain (loss)	2.00	(.55)	4.82	7.70	(13.81)
Total from investment operations	1.92	(.27)	4.97	7.86	(13.69)
Distributions from net investment income	(.24)	(.16) L	-	(.23)	-
Distributions from net realized gain	-	(.01) L	(.01)	-	-
Total distributions	(.24)	(.17)	(.01)	(.23)	-
Net asset value, end of period	$ 27.06	$ 25.38	$ 25.82	$ 20.86	$ 13.23
Total Return B,C	7.69%	(1.11)%	23.81%	60.52%	(50.85)%
Ratios to Average Net Assets E,K
Expenses before reductions	.83% A	.68%	.58%	.51%	.65% A
Expenses net of fee waivers, if any	.83% A	.68%	.58%	.51%	.65% A
Expenses net of all reductions	.82% A	.68%	.56%	.49%	.64% A
Net investment income (loss)	(.57)% A,G	1.00% H	.62% I	.91%	1.38% A
Supplemental Data
Net assets, end of period (in millions)	$ 58	$ 47	$ 47	$ 27	$ 5
Portfolio turnover rate F	23% A	34%	99%	161%	142%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects large, non-recurring dividends which amounted to $.02 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (.66)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .46%. J For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 24.26	$ 24.69	$ 19.97	$ 12.67	$ 32.43	$ 34.69
Income from Investment Operations
Net investment income (loss) D	(.10) G	.22 H	.10 I	.11	.18	.14
Net realized and unrealized gain (loss)	1.92	(.53)	4.63	7.38	(15.31)	1.98
Total from investment operations	1.82	(.31)	4.73	7.49	(15.13)	2.12
Distributions from net investment income	(.20)	(.11) K	-	(.19)	-	(.07)
Distributions from net realized gain	-	(.01) K	(.01)	-	(4.63)	(4.31)
Total distributions	(.20)	(.12)	(.01)	(.19)	(4.63)	(4.38)
Net asset value, end of period	$ 25.88	$ 24.26	$ 24.69	$ 19.97	$ 12.67	$ 32.43
Total Return B,C	7.58%	(1.30)%	23.67%	60.08%	(54.29)%	6.82%
Ratios to Average Net Assets E,J
Expenses before reductions	1.02% A	.86%	.74%	.70%	.80%	.83%
Expenses net of fee waivers, if any	1.02% A	.86%	.74%	.70%	.80%	.83%
Expenses net of all reductions	1.01% A	.86%	.73%	.69%	.79%	.82%
Net investment income (loss)	(.76)% A,G	.82% H	.46% I	.71%	.79%	.40%
Supplemental Data
Net assets, end of period (in millions)	$ 48	$ 52	$ 53	$ 48	$ 45	$ 85
Portfolio turnover rate F	23% A	34%	99%	161%	142%	199%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects large, non-recurring dividends which amounted to $.02 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (.85)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .29%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Value Strategies Fund, Fidelity Value Strategies Fund Class K and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. As a result of a change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2011, dividend income has been reduced $7,250,078 with a corresponding increase to net unrealized appreciation (depreciation). The change in estimate has no impact on total net assets or total return of the Fund. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due foreign currency transactions, partnerships, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 135,239
Gross unrealized depreciation	(89,067)
Net unrealized appreciation (depreciation) on securities and other investments	$ 46,172

Tax cost	$ 909,743

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (176,068)
2017	(187,132)
Total capital loss carryforward	$ (363,200)

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $106,420 and $192,723, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Strategies Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 250	$ 2
Class T	.25%	.25%	705	5
Class B	.75%	.25%	78	59
Class C	.75%	.25%	214	8
			$ 1,247	$ 74

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13
Class T	6
Class B*	10
Class C*	1
$ 30

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 303.30
Class T	313.22
Class B	24.31
Class C	63.30
Fidelity Value Strategies Fund	362.24
Fidelity Value Strategies Fund Class K	14.05
Institutional Class	62.24
	$ 1,141

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $574. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $10 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $22 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net investment income
Class A	$ 998	$ 312
Class T	760	-
Fidelity Value Strategies Fund	2,061	1,357
Fidelity Value Strategies Fund Class K	448	299
Institutional Class	412	236
Total	$ 4,679	$ 2,204
From net realized gain
Class A	$ -	$ 69
Fidelity Value Strategies Fund	-	100
Fidelity Value Strategies Fund Class K	-	14
Institutional Class	-	16
Total	$ -	$ 199

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	427	1,335	$ 10,476	$ 33,393
Reinvestment of distributions	42	14	918	352
Shares redeemed	(966)	(2,529)	(23,742)	(62,719)
Net increase (decrease)	(497)	(1,180)	$ (12,348)	$ (28,974)
Class T
Shares sold	439	1,218	$ 11,233	$ 31,034
Reinvestment of distributions	31	-	697	-
Shares redeemed	(1,617)	(3,935)	(40,790)	(101,504)
Net increase (decrease)	(1,147)	(2,717)	$ (28,860)	$ (70,470)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class B
Shares sold	3	11	$ 79	$ 241
Shares redeemed	(187)	(623)	(4,204)	(14,424)
Net increase (decrease)	(184)	(612)	$ (4,125)	$ (14,183)
Class C
Shares sold	158	187	$ 3,618	$ 4,237
Shares redeemed	(255)	(553)	(5,686)	(12,399)
Net increase (decrease)	(97)	(366)	$ (2,068)	$ (8,162)
Fidelity Value Strategies Fund
Shares sold	2,095	4,278	$ 58,060	$ 112,601
Reinvestment of distributions	81	51	1,967	1,407
Shares redeemed	(2,377)	(7,100)	(65,046)	(193,807)
Net increase (decrease)	(201)	(2,771)	$ (5,019)	$ (79,799)
Fidelity Value Strategies Fund Class K
Shares sold	770	941	$ 21,366	$ 25,510
Reinvestment of distributions	18	11	448	313
Shares redeemed	(472)	(944)	(12,954)	(26,053)
Net increase (decrease)	316	8	$ 8,860	$ (230)
Institutional Class
Shares sold	249	421	$ 6,706	$ 11,367
Reinvestment of distributions	17	9	392	237
Shares redeemed	(521)	(442)	(13,451)	(11,646)
Net increase (decrease)	(255)	(12)	$ (6,353)	$ (42)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

SO-USAN-0712
1.786805.109

Fidelity® Value Strategies Fund

Class K

(A Class of Fidelity Advisor® Value
Strategies Fund)

(Fidelity Investment logo)(registered trademark)

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	1.33%
Actual		$ 1,000.00	$ 1,074.10	$ 6.90
Hypothetical A		$ 1,000.00	$ 1,018.35	$ 6.71
Class T	1.50%
Actual		$ 1,000.00	$ 1,073.00	$ 7.77
Hypothetical A		$ 1,000.00	$ 1,017.50	$ 7.57
Class B	2.08%
Actual		$ 1,000.00	$ 1,070.40	$ 10.77
Hypothetical A		$ 1,000.00	$ 1,014.60	$ 10.48
Class C	2.07%
Actual		$ 1,000.00	$ 1,070.30	$ 10.71
Hypothetical A		$ 1,000.00	$ 1,014.65	$ 10.43
Fidelity Value Strategies Fund	1.02%
Actual		$ 1,000.00	$ 1,076.00	$ 5.29
Hypothetical A		$ 1,000.00	$ 1,019.90	$ 5.15
Fidelity Value Strategies Fund Class K	.83%
Actual		$ 1,000.00	$ 1,076.90	$ 4.31
Hypothetical A		$ 1,000.00	$ 1,020.85	$ 4.19
Institutional Class	1.02%
Actual		$ 1,000.00	$ 1,075.80	$ 5.29
Hypothetical A		$ 1,000.00	$ 1,019.90	$ 5.15

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	6.7	5.3
Cott Corp.	5.7	4.2
Target Corp.	2.9	2.7
PPG Industries, Inc.	2.7	2.3
The AES Corp.	2.3	2.3
AFLAC, Inc.	2.2	2.1
GameStop Corp. Class A	2.0	4.4
Innophos Holdings, Inc.	1.6	2.9
U.S. Bancorp	1.6	1.4
Lincoln National Corp.	1.6	1.1
	29.3
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.0	21.6
Materials	13.8	14.2
Information Technology	12.4	13.4
Financials	10.2	8.5
Health Care	8.7	7.3
Asset Allocation (% of fund's net assets)
As of May 31, 2012*		As of November 30, 2011**
	Stocks 93.8%		Stocks 97.5%
	Bonds 0.1%		Bonds 0.0%†
	Convertible Securities 0.1%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 6.0%		Short-Term Investments and Net Other Assets (Liabilities) 2.3%
* Foreign investments	21.3%	** Foreign investments	17.0%

† Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.8%
Auto Components - 2.3%
Autoliv, Inc.	45,100	$ 2,607
Delphi Automotive PLC	416,377	12,087
TRW Automotive Holdings Corp. (a)	153,100	5,905
		20,599
Automobiles - 1.1%
Bayerische Motoren Werke AG (BMW)	36,387	2,764
General Motors Co. (a)	190,200	4,222
Volkswagen AG	18,856	2,852
		9,838
Diversified Consumer Services - 0.9%
Service Corp. International	744,250	8,522
Hotels, Restaurants & Leisure - 2.2%
Ameristar Casinos, Inc.	192,820	3,606
Cedar Fair LP (depository unit)	231,920	6,215
Wyndham Worldwide Corp.	203,867	10,153
		19,974
Household Durables - 4.5%
KB Home (d)	243,794	1,768
Lennar Corp. Class A (d)	212,200	5,791
PulteGroup, Inc. (a)	1,468,825	13,748
Ryland Group, Inc.	151,400	3,385
Standard Pacific Corp. (a)(d)	2,278,393	11,757
Techtronic Industries Co. Ltd.	3,985,500	4,894
		41,343
Leisure Equipment & Products - 1.1%
Hasbro, Inc.	272,197	9,641
Media - 2.0%
Omnicom Group, Inc.	125,512	5,984
Regal Entertainment Group Class A (d)	379,300	5,215
Valassis Communications, Inc. (a)(d)	349,089	6,950
		18,149
Multiline Retail - 3.3%
Target Corp.	454,700	26,332
The Bon-Ton Stores, Inc. (d)	788,137	4,146
		30,478
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 3.4%
Asbury Automotive Group, Inc. (a)	483,141	$ 12,914
GameStop Corp. Class A (d)	958,013	18,375
		31,289
TOTAL CONSUMER DISCRETIONARY		189,833
CONSUMER STAPLES - 7.7%
Beverages - 5.9%
China New Borun Corp. ADR (a)(d)	644,498	1,502
Cott Corp. (a)(e)	6,920,243	52,596
		54,098
Food Products - 1.8%
Bunge Ltd.	54,100	3,219
Calavo Growers, Inc. (d)	232,028	6,355
SunOpta, Inc. (a)	1,029,085	6,195
		15,769
TOTAL CONSUMER STAPLES		69,867
ENERGY - 4.6%
Energy Equipment & Services - 1.8%
C&J Energy Services, Inc.	386,786	6,916
Ensco PLC Class A	76,900	3,454
Halliburton Co.	187,200	5,627
		15,997
Oil, Gas & Consumable Fuels - 2.8%
Denbury Resources, Inc. (a)	280,580	4,242
Forest Oil Corp. (a)	154,205	1,288
HollyFrontier Corp.	159,900	4,714
Marathon Oil Corp.	159,000	3,961
Valero Energy Corp.	333,900	7,045
Williams Companies, Inc.	154,500	4,717
		25,967
TOTAL ENERGY		41,964
FINANCIALS - 10.2%
Commercial Banks - 3.7%
BB&T Corp.	449,231	13,576
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.	812,863	$ 5,113
U.S. Bancorp	486,584	15,138
		33,827
Insurance - 5.4%
AFLAC, Inc.	495,486	19,859
American International Group, Inc. (a)	344,200	10,044
Lincoln National Corp.	731,682	15,124
Unum Group	245,860	4,905
		49,932
Real Estate Investment Trusts - 0.8%
CBL & Associates Properties, Inc.	215,313	3,759
Host Hotels & Resorts, Inc.	210,800	3,217
		6,976
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A (a)	207,800	2,782
TOTAL FINANCIALS		93,517
HEALTH CARE - 8.7%
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (a)	764,800	4,390
C.R. Bard, Inc.	76,900	7,474
Covidien PLC	114,575	5,933
		17,797
Health Care Providers & Services - 1.9%
DaVita, Inc. (a)	80,798	6,565
Universal Health Services, Inc. Class B	284,414	11,021
		17,586
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	184,300	7,494
PerkinElmer, Inc.	211,600	5,629
		13,123
Pharmaceuticals - 3.4%
Johnson & Johnson	191,600	11,962
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA sponsored ADR	402,344	$ 13,692
Zogenix, Inc. (a)(d)	3,171,431	5,709
		31,363
TOTAL HEALTH CARE		79,869
INDUSTRIALS - 7.4%
Aerospace & Defense - 2.3%
Alliant Techsystems, Inc.	177,500	8,689
Esterline Technologies Corp. (a)	101,822	6,577
Textron, Inc.	223,717	5,286
		20,552
Building Products - 0.6%
Armstrong World Industries, Inc.	77,022	3,588
Owens Corning (a)	73,911	2,281
		5,869
Commercial Services & Supplies - 0.2%
Quad/Graphics, Inc. (d)	151,856	1,919
Electrical Equipment - 0.4%
Regal-Beloit Corp.	63,554	3,832
Industrial Conglomerates - 1.0%
Carlisle Companies, Inc.	175,529	9,124
Machinery - 2.8%
Blount International, Inc. (a)	292,004	3,977
Deere & Co.	112,300	8,296
Ingersoll-Rand PLC	212,400	8,774
Stanley Black & Decker, Inc.	74,137	4,912
		25,959
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)(d)	524,853	751
TOTAL INDUSTRIALS		68,006
INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 0.4%
Cisco Systems, Inc.	215,300	3,516
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.6%
Apple, Inc. (a)	20,800	$ 12,017
SanDisk Corp. (a)	76,493	2,501
		14,518
Electronic Equipment & Components - 1.2%
Anixter International, Inc.	69,980	4,025
Arrow Electronics, Inc. (a)	139,657	4,736
DDi Corp.	182,700	2,373
		11,134
IT Services - 1.0%
Fidelity National Information Services, Inc.	268,430	8,799
Office Electronics - 0.4%
Xerox Corp.	572,377	4,133
Semiconductors & Semiconductor Equipment - 6.1%
Fairchild Semiconductor International, Inc. (a)	320,000	4,227
Intersil Corp. Class A	345,143	3,641
KLA-Tencor Corp.	174,580	8,001
Lam Research Corp. (a)(d)	119,553	4,459
MagnaChip Semiconductor Corp. (a)	751,700	7,156
Marvell Technology Group Ltd.	815,300	10,216
Micron Technology, Inc. (a)	455,483	2,660
ON Semiconductor Corp. (a)	1,214,770	8,188
Spansion, Inc. Class A (a)	641,043	6,923
		55,471
Software - 1.7%
Microsoft Corp.	438,024	12,786
Nuance Communications, Inc. (a)	152,500	3,155
		15,941
TOTAL INFORMATION TECHNOLOGY		113,512
MATERIALS - 13.8%
Chemicals - 12.7%
Ashland, Inc.	86,800	5,549
Innophos Holdings, Inc.	300,390	15,164
LyondellBasell Industries NV Class A	1,556,992	61,433
PPG Industries, Inc.	236,200	24,433
W.R. Grace & Co. (a)	185,728	9,751
		116,330
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 1.1%
Carpenter Technology Corp.	86,796	$ 3,911
Haynes International, Inc.	18,860	962
Newcrest Mining Ltd.	127,118	3,086
Titanium Metals Corp.	152,300	1,748
		9,707
TOTAL MATERIALS		126,037
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.2%
CenturyLink, Inc.	194,621	7,633
Level 3 Communications, Inc. (a)	569,139	12,083
		19,716
Wireless Telecommunication Services - 0.2%
NII Holdings, Inc. (a)	200,423	2,309
TOTAL TELECOMMUNICATION SERVICES		22,025
UTILITIES - 5.8%
Electric Utilities - 0.7%
FirstEnergy Corp.	130,269	6,095
Independent Power Producers & Energy Traders - 3.8%
Calpine Corp. (a)	839,263	14,100
The AES Corp. (a)	1,721,200	20,809
		34,909
Multi-Utilities - 1.3%
Alliant Energy Corp.	114,800	5,016
Sempra Energy	108,039	7,024
		12,040
TOTAL UTILITIES		53,044
TOTAL COMMON STOCKS (Cost $806,360)		857,674
Convertible Preferred Stocks - 0.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
LodgeNet Entertainment Corp. 10.00% (f) (Cost $2,231)	2,300	$ 1,342
Nonconvertible Bonds - 0.1%
Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Chukchansi Economic Development Authority 9.75% 5/30/20 (f) (Cost $1,007)	$ 1,087	847
Money Market Funds - 10.5%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	54,729,825	54,730
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	41,321,652	41,322
TOTAL MONEY MARKET FUNDS (Cost $96,052)		96,052
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $905,650)		955,915
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(41,156)
NET ASSETS - 100%		$ 914,759
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,189,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 21
Fidelity Securities Lending Cash Central Fund	409
Total	$ 430
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cott Corp.	$ 38,217	$ 5,848	$ -	$ -	$ 52,596
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 191,175	$ 184,217	$ 6,958	$ -
Consumer Staples	69,867	69,867	-	-
Energy	41,964	41,964	-	-
Financials	93,517	93,517	-	-
Health Care	79,869	79,869	-	-
Industrials	68,006	68,006	-	-
Information Technology	113,512	113,512	-	-
Materials	126,037	126,037	-	-
Telecommunication Services	22,025	22,025	-	-
Utilities	53,044	53,044	-	-
Corporate Bonds	847	-	847	-
Money Market Funds	96,052	96,052	-	-
Total Investments in Securities:	$ 955,915	$ 948,110	$ 7,805	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	78.7%
Netherlands	6.7%
Canada	6.4%
Ireland	1.7%
France	1.5%
Bermuda	1.5%
Bailiwick of Jersey	1.3%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $40,124) - See accompanying schedule: Unaffiliated issuers (cost $756,618)	$ 807,267
Fidelity Central Funds (cost $96,052)	96,052
Other affiliated issuers (cost $52,980)	52,596
Total Investments (cost $905,650)		$ 955,915
Cash		1
Receivable for investments sold		53
Receivable for fund shares sold		600
Dividends receivable		1,855
Interest receivable		4
Distributions receivable from Fidelity Central Funds		172
Other receivables		7
Total assets		958,607

Liabilities
Payable for fund shares redeemed	$ 1,671
Accrued management fee	399
Distribution and service plan fees payable	202
Other affiliated payables	216
Other payables and accrued expenses	38
Collateral on securities loaned, at value	41,322
Total liabilities		43,848

Net Assets		$ 914,759
Net Assets consist of:
Paid in capital		$ 1,207,360
Accumulated net investment loss		(4,893)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(337,968)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		50,260
Net Assets		$ 914,759

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($190,884 ÷ 7,868.0 shares)	$ 24.26

Maximum offering price per share (100/94.25 of $24.26)	$ 25.74
Class T: Net Asset Value and redemption price per share ($264,809 ÷ 10,539.8 shares)	$ 25.12

Maximum offering price per share (100/96.50 of $25.12)	$ 26.03
Class B: Net Asset Value and offering price per share ($13,502 ÷ 604.5 shares)A	$ 22.34

Class C: Net Asset Value and offering price per share ($41,150 ÷ 1,862.8 shares)A	$ 22.09

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($297,674 ÷ 10,989.5 shares)	$ 27.09

Fidelity Value Strategies Fund Class K: Net Asset Value, offering price and redemption price per share ($58,398 ÷ 2,157.9 shares)	$ 27.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($48,342 ÷ 1,867.9 shares)	$ 25.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 241
Special dividends		643
Interest		148
Income from Fidelity Central Funds (including $409 from security lending)		430
Income before foreign taxes withheld		1,462
Less foreign taxes withheld		(274)
Total income		1,188

Expenses
Management fee Basic fee	$ 2,650
Performance adjustment	715
Transfer agent fees	1,141
Distribution and service plan fees	1,247
Accounting and security lending fees	167
Custodian fees and expenses	24
Independent trustees' compensation	3
Registration fees	83
Audit	36
Legal	1
Miscellaneous	5
Total expenses before reductions	6,072
Expense reductions	(22)	6,050
Net investment income (loss)		(4,862)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,858
Foreign currency transactions	(15)
Total net realized gain (loss)		31,843
Change in net unrealized appreciation (depreciation) on: Investment securities	38,943
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		38,941
Net gain (loss)		70,784
Net increase (decrease) in net assets resulting from operations		$ 65,922

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,862)	$ 5,739
Net realized gain (loss)	31,843	76,319
Change in net unrealized appreciation (depreciation)	38,941	(78,642)
Net increase (decrease) in net assets resulting from operations	65,922	3,416
Distributions to shareholders from net investment income	(4,679)	(2,204)
Distributions to shareholders from net realized gain	-	(199)
Total distributions	(4,679)	(2,403)
Share transactions - net increase (decrease)	(49,913)	(201,860)
Total increase (decrease) in net assets	11,330	(200,847)

Net Assets
Beginning of period	903,429	1,104,276
End of period (including accumulated net investment loss of $4,893 and undistributed net investment income of $4,648, respectively)	$ 914,759	$ 903,429

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.71	$ 23.11	$ 18.77	$ 11.87	$ 30.67	$ 33.03
Income from Investment Operations
Net investment income (loss) E	(.13) H	.13 I	.03 J	.06	.10	.02
Net realized and unrealized gain (loss)	1.80	(.49)	4.32	6.96	(14.37)	1.89
Total from investment operations	1.67	(.36)	4.35	7.02	(14.27)	1.91
Distributions from net investment income	(.12)	(.03) L	-	(.12)	-	-
Distributions from net realized gain	-	(.01) L	(.01)	-	(4.53)	(4.27)
Total distributions	(.12)	(.04)	(.01)	(.12)	(4.53)	(4.27)
Net asset value, end of period	$ 24.26	$ 22.71	$ 23.11	$ 18.77	$ 11.87	$ 30.67
Total Return B,C,D	7.41%	(1.57)%	23.16%	59.70%	(54.45)%	6.46%
Ratios to Average Net Assets F,K
Expenses before reductions	1.33% A	1.18%	1.08%	1.03%	1.14%	1.16%
Expenses net of fee waivers, if any	1.33% A	1.18%	1.08%	1.03%	1.14%	1.16%
Expenses net of all reductions	1.32% A	1.17%	1.07%	1.02%	1.14%	1.15%
Net investment income (loss)	(1.07)% A,H	.51% I	.12% J	.39%	.45%	.07%
Supplemental Data
Net assets, end of period (in millions)	$ 191	$ 190	$ 221	$ 206	$ 139	$ 355
Portfolio turnover rate G	23% A	34%	99%	161%	142%	199%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.02 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (1.16)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.11)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 23.48	$ 23.90	$ 19.44	$ 12.25	$ 31.48	$ 33.77
Income from Investment Operations
Net investment income (loss) E	(.16) H	.08 I	(.01) J	.03	.06	(.04)
Net realized and unrealized gain (loss)	1.87	(.50)	4.48	7.21	(14.84)	1.94
Total from investment operations	1.71	(.42)	4.47	7.24	(14.78)	1.90
Distributions from net investment income	(.07)	-	-	(.05)	-	-
Distributions from net realized gain	-	-	(.01)	-	(4.45)	(4.19)
Total distributions	(.07)	-	(.01)	(.05)	(4.45)	(4.19)
Net asset value, end of period	$ 25.12	$ 23.48	$ 23.90	$ 19.44	$ 12.25	$ 31.48
Total Return B,C,D	7.30%	(1.76)%	22.98%	59.40%	(54.56)%	6.24%
Ratios to Average Net Assets F,K
Expenses before reductions	1.50% A	1.35%	1.26%	1.24%	1.33%	1.35%
Expenses net of fee waivers, if any	1.50% A	1.35%	1.26%	1.24%	1.33%	1.35%
Expenses net of all reductions	1.49% A	1.35%	1.25%	1.22%	1.32%	1.34%
Net investment income (loss)	(1.24)% A,H	.33% I	(.06)% J	.18%	.26%	(.12)%
Supplemental Data
Net assets, end of period (in millions)	$ 265	$ 274	$ 344	$ 339	$ 253	$ 751
Portfolio turnover rate G	23% A	34%	99%	161%	142%	199%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.02 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (1.33)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.23)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 20.87	$ 21.37	$ 17.48	$ 11.03	$ 28.74	$ 31.17
Income from Investment Operations
Net investment income (loss) E	(.21) H	(.06) I	(.13) J	(.05)	(.06)	(.21)
Net realized and unrealized gain (loss)	1.68	(.44)	4.03	6.50	(13.38)	1.78
Total from investment operations	1.47	(.50)	3.90	6.45	(13.44)	1.57
Distributions from net realized gain	-	-	(.01)	-	(4.27)	(4.00)
Net asset value, end of period	$ 22.34	$ 20.87	$ 21.37	$ 17.48	$ 11.03	$ 28.74
Total Return B,C,D	7.04%	(2.34)%	22.29%	58.48%	(54.80)%	5.63%
Ratios to Average Net Assets F,K
Expenses before reductions	2.08% A	1.93%	1.83%	1.78%	1.90%	1.95%
Expenses net of fee waivers, if any	2.08% A	1.93%	1.83%	1.78%	1.90%	1.95%
Expenses net of all reductions	2.08% A	1.93%	1.82%	1.77%	1.89%	1.94%
Net investment income (loss)	(1.83)% A,H	(.25)% I	(.64)% J	(.36)%	(.31)%	(.72)%
Supplemental Data
Net assets, end of period (in millions)	$ 14	$ 16	$ 30	$ 40	$ 47	$ 175
Portfolio turnover rate G	23% A	34%	99%	161%	142%	199%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.02 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (1.91)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.87)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 20.64	$ 21.13	$ 17.29	$ 10.91	$ 28.51	$ 30.96
Income from Investment Operations
Net investment income (loss) E	(.20) H	(.05) I	(.12) J	(.05)	(.06)	(.21)
Net realized and unrealized gain (loss)	1.65	(.44)	3.97	6.43	(13.24)	1.78
Total from investment operations	1.45	(.49)	3.85	6.38	(13.30)	1.57
Distributions from net realized gain	-	-	(.01)	-	(4.30)	(4.02)
Net asset value, end of period	$ 22.09	$ 20.64	$ 21.13	$ 17.29	$ 10.91	$ 28.51
Total Return B,C,D	7.03%	(2.32)%	22.25%	58.48%	(54.80)%	5.66%
Ratios to Average Net Assets F,K
Expenses before reductions	2.07% A	1.92%	1.83%	1.78%	1.90%	1.94%
Expenses net of fee waivers, if any	2.07% A	1.92%	1.83%	1.78%	1.90%	1.94%
Expenses net of all reductions	2.07% A	1.92%	1.82%	1.77%	1.89%	1.93%
Net investment income (loss)	(1.82)% A,H	(.24)% I	(.63)% J	(.36)%	(.31)%	(.71)%
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 40	$ 49	$ 43	$ 32	$ 94
Portfolio turnover rate G	23% A	34%	99%	161%	142%	199%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.02 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (1.90)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 25.37	$ 25.80	$ 20.89	$ 13.21	$ 33.60	$ 35.77
Income from Investment Operations
Net investment income (loss) D	(.10) G	.22 H	.09 I	.11	.17	.12
Net realized and unrealized gain (loss)	2.01	(.54)	4.83	7.73	(15.97)	2.06
Total from investment operations	1.91	(.32)	4.92	7.84	(15.80)	2.18
Distributions from net investment income	(.19)	(.10) K	-	(.16)	-	(.04)
Distributions from net realized gain	-	(.01) K	(.01)	-	(4.59)	(4.31)
Total distributions	(.19)	(.11)	(.01)	(.16)	(4.59)	(4.35)
Net asset value, end of period	$ 27.09	$ 25.37	$ 25.80	$ 20.89	$ 13.21	$ 33.60
Total Return B,C	7.60%	(1.29)%	23.54%	60.05%	(54.35)%	6.78%
Ratios to Average Net Assets E,J
Expenses before reductions	1.02% A	.88%	.81%	.78%	.89%	.89%
Expenses net of fee waivers, if any	1.02% A	.88%	.81%	.78%	.89%	.89%
Expenses net of all reductions	1.01% A	.88%	.80%	.77%	.88%	.87%
Net investment income (loss)	(.76)% A,G	.80% H	.39% I	.64%	.70%	.35%
Supplemental Data
Net assets, end of period (in millions)	$ 298	$ 284	$ 360	$ 237	$ 122	$ 407
Portfolio turnover rate F	23% A	34%	99%	161%	142%	199%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects large, non-recurring dividends which amounted to $.02 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (.85)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund Class K

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 25.38	$ 25.82	$ 20.86	$ 13.23	$ 26.92
Income from Investment Operations
Net investment income (loss) D	(.08) G	.28 H	.15 I	.16	.12
Net realized and unrealized gain (loss)	2.00	(.55)	4.82	7.70	(13.81)
Total from investment operations	1.92	(.27)	4.97	7.86	(13.69)
Distributions from net investment income	(.24)	(.16) L	-	(.23)	-
Distributions from net realized gain	-	(.01) L	(.01)	-	-
Total distributions	(.24)	(.17)	(.01)	(.23)	-
Net asset value, end of period	$ 27.06	$ 25.38	$ 25.82	$ 20.86	$ 13.23
Total Return B,C	7.69%	(1.11)%	23.81%	60.52%	(50.85)%
Ratios to Average Net Assets E,K
Expenses before reductions	.83% A	.68%	.58%	.51%	.65% A
Expenses net of fee waivers, if any	.83% A	.68%	.58%	.51%	.65% A
Expenses net of all reductions	.82% A	.68%	.56%	.49%	.64% A
Net investment income (loss)	(.57)% A,G	1.00% H	.62% I	.91%	1.38% A
Supplemental Data
Net assets, end of period (in millions)	$ 58	$ 47	$ 47	$ 27	$ 5
Portfolio turnover rate F	23% A	34%	99%	161%	142%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects large, non-recurring dividends which amounted to $.02 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (.66)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .46%. J For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 24.26	$ 24.69	$ 19.97	$ 12.67	$ 32.43	$ 34.69
Income from Investment Operations
Net investment income (loss) D	(.10) G	.22 H	.10 I	.11	.18	.14
Net realized and unrealized gain (loss)	1.92	(.53)	4.63	7.38	(15.31)	1.98
Total from investment operations	1.82	(.31)	4.73	7.49	(15.13)	2.12
Distributions from net investment income	(.20)	(.11) K	-	(.19)	-	(.07)
Distributions from net realized gain	-	(.01) K	(.01)	-	(4.63)	(4.31)
Total distributions	(.20)	(.12)	(.01)	(.19)	(4.63)	(4.38)
Net asset value, end of period	$ 25.88	$ 24.26	$ 24.69	$ 19.97	$ 12.67	$ 32.43
Total Return B,C	7.58%	(1.30)%	23.67%	60.08%	(54.29)%	6.82%
Ratios to Average Net Assets E,J
Expenses before reductions	1.02% A	.86%	.74%	.70%	.80%	.83%
Expenses net of fee waivers, if any	1.02% A	.86%	.74%	.70%	.80%	.83%
Expenses net of all reductions	1.01% A	.86%	.73%	.69%	.79%	.82%
Net investment income (loss)	(.76)% A,G	.82% H	.46% I	.71%	.79%	.40%
Supplemental Data
Net assets, end of period (in millions)	$ 48	$ 52	$ 53	$ 48	$ 45	$ 85
Portfolio turnover rate F	23% A	34%	99%	161%	142%	199%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects large, non-recurring dividends which amounted to $.02 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (.85)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .29%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Value Strategies Fund, Fidelity Value Strategies Fund Class K and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. As a result of a change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2011, dividend income has been reduced $7,250,078 with a corresponding increase to net unrealized appreciation (depreciation). The change in estimate has no impact on total net assets or total return of the Fund. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due foreign currency transactions, partnerships, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 135,239
Gross unrealized depreciation	(89,067)
Net unrealized appreciation (depreciation) on securities and other investments	$ 46,172

Tax cost	$ 909,743

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (176,068)
2017	(187,132)
Total capital loss carryforward	$ (363,200)

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $106,420 and $192,723, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Strategies Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 250	$ 2
Class T	.25%	.25%	705	5
Class B	.75%	.25%	78	59
Class C	.75%	.25%	214	8
			$ 1,247	$ 74

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13
Class T	6
Class B*	10
Class C*	1
$ 30

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 303.30
Class T	313.22
Class B	24.31
Class C	63.30
Fidelity Value Strategies Fund	362.24
Fidelity Value Strategies Fund Class K	14.05
Institutional Class	62.24
	$ 1,141

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $574. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $10 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $22 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net investment income
Class A	$ 998	$ 312
Class T	760	-
Fidelity Value Strategies Fund	2,061	1,357
Fidelity Value Strategies Fund Class K	448	299
Institutional Class	412	236
Total	$ 4,679	$ 2,204
From net realized gain
Class A	$ -	$ 69
Fidelity Value Strategies Fund	-	100
Fidelity Value Strategies Fund Class K	-	14
Institutional Class	-	16
Total	$ -	$ 199

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	427	1,335	$ 10,476	$ 33,393
Reinvestment of distributions	42	14	918	352
Shares redeemed	(966)	(2,529)	(23,742)	(62,719)
Net increase (decrease)	(497)	(1,180)	$ (12,348)	$ (28,974)
Class T
Shares sold	439	1,218	$ 11,233	$ 31,034
Reinvestment of distributions	31	-	697	-
Shares redeemed	(1,617)	(3,935)	(40,790)	(101,504)
Net increase (decrease)	(1,147)	(2,717)	$ (28,860)	$ (70,470)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class B
Shares sold	3	11	$ 79	$ 241
Shares redeemed	(187)	(623)	(4,204)	(14,424)
Net increase (decrease)	(184)	(612)	$ (4,125)	$ (14,183)
Class C
Shares sold	158	187	$ 3,618	$ 4,237
Shares redeemed	(255)	(553)	(5,686)	(12,399)
Net increase (decrease)	(97)	(366)	$ (2,068)	$ (8,162)
Fidelity Value Strategies Fund
Shares sold	2,095	4,278	$ 58,060	$ 112,601
Reinvestment of distributions	81	51	1,967	1,407
Shares redeemed	(2,377)	(7,100)	(65,046)	(193,807)
Net increase (decrease)	(201)	(2,771)	$ (5,019)	$ (79,799)
Fidelity Value Strategies Fund Class K
Shares sold	770	941	$ 21,366	$ 25,510
Reinvestment of distributions	18	11	448	313
Shares redeemed	(472)	(944)	(12,954)	(26,053)
Net increase (decrease)	316	8	$ 8,860	$ (230)
Institutional Class
Shares sold	249	421	$ 6,706	$ 11,367
Reinvestment of distributions	17	9	392	237
Shares redeemed	(521)	(442)	(13,451)	(11,646)
Net increase (decrease)	(255)	(12)	$ (6,353)	$ (42)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SOI-K-USAN-0712
1.863338.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Value Strategies

Fund - Institutional Class

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	1.33%
Actual		$ 1,000.00	$ 1,074.10	$ 6.90
Hypothetical A		$ 1,000.00	$ 1,018.35	$ 6.71
Class T	1.50%
Actual		$ 1,000.00	$ 1,073.00	$ 7.77
Hypothetical A		$ 1,000.00	$ 1,017.50	$ 7.57
Class B	2.08%
Actual		$ 1,000.00	$ 1,070.40	$ 10.77
Hypothetical A		$ 1,000.00	$ 1,014.60	$ 10.48
Class C	2.07%
Actual		$ 1,000.00	$ 1,070.30	$ 10.71
Hypothetical A		$ 1,000.00	$ 1,014.65	$ 10.43
Fidelity Value Strategies Fund	1.02%
Actual		$ 1,000.00	$ 1,076.00	$ 5.29
Hypothetical A		$ 1,000.00	$ 1,019.90	$ 5.15
Fidelity Value Strategies Fund Class K	.83%
Actual		$ 1,000.00	$ 1,076.90	$ 4.31
Hypothetical A		$ 1,000.00	$ 1,020.85	$ 4.19
Institutional Class	1.02%
Actual		$ 1,000.00	$ 1,075.80	$ 5.29
Hypothetical A		$ 1,000.00	$ 1,019.90	$ 5.15

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	6.7	5.3
Cott Corp.	5.7	4.2
Target Corp.	2.9	2.7
PPG Industries, Inc.	2.7	2.3
The AES Corp.	2.3	2.3
AFLAC, Inc.	2.2	2.1
GameStop Corp. Class A	2.0	4.4
Innophos Holdings, Inc.	1.6	2.9
U.S. Bancorp	1.6	1.4
Lincoln National Corp.	1.6	1.1
	29.3
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.0	21.6
Materials	13.8	14.2
Information Technology	12.4	13.4
Financials	10.2	8.5
Health Care	8.7	7.3
Asset Allocation (% of fund's net assets)
As of May 31, 2012*		As of November 30, 2011**
	Stocks 93.8%		Stocks 97.5%
	Bonds 0.1%		Bonds 0.0%†
	Convertible Securities 0.1%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 6.0%		Short-Term Investments and Net Other Assets (Liabilities) 2.3%
* Foreign investments	21.3%	** Foreign investments	17.0%

† Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.8%
Auto Components - 2.3%
Autoliv, Inc.	45,100	$ 2,607
Delphi Automotive PLC	416,377	12,087
TRW Automotive Holdings Corp. (a)	153,100	5,905
		20,599
Automobiles - 1.1%
Bayerische Motoren Werke AG (BMW)	36,387	2,764
General Motors Co. (a)	190,200	4,222
Volkswagen AG	18,856	2,852
		9,838
Diversified Consumer Services - 0.9%
Service Corp. International	744,250	8,522
Hotels, Restaurants & Leisure - 2.2%
Ameristar Casinos, Inc.	192,820	3,606
Cedar Fair LP (depository unit)	231,920	6,215
Wyndham Worldwide Corp.	203,867	10,153
		19,974
Household Durables - 4.5%
KB Home (d)	243,794	1,768
Lennar Corp. Class A (d)	212,200	5,791
PulteGroup, Inc. (a)	1,468,825	13,748
Ryland Group, Inc.	151,400	3,385
Standard Pacific Corp. (a)(d)	2,278,393	11,757
Techtronic Industries Co. Ltd.	3,985,500	4,894
		41,343
Leisure Equipment & Products - 1.1%
Hasbro, Inc.	272,197	9,641
Media - 2.0%
Omnicom Group, Inc.	125,512	5,984
Regal Entertainment Group Class A (d)	379,300	5,215
Valassis Communications, Inc. (a)(d)	349,089	6,950
		18,149
Multiline Retail - 3.3%
Target Corp.	454,700	26,332
The Bon-Ton Stores, Inc. (d)	788,137	4,146
		30,478
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 3.4%
Asbury Automotive Group, Inc. (a)	483,141	$ 12,914
GameStop Corp. Class A (d)	958,013	18,375
		31,289
TOTAL CONSUMER DISCRETIONARY		189,833
CONSUMER STAPLES - 7.7%
Beverages - 5.9%
China New Borun Corp. ADR (a)(d)	644,498	1,502
Cott Corp. (a)(e)	6,920,243	52,596
		54,098
Food Products - 1.8%
Bunge Ltd.	54,100	3,219
Calavo Growers, Inc. (d)	232,028	6,355
SunOpta, Inc. (a)	1,029,085	6,195
		15,769
TOTAL CONSUMER STAPLES		69,867
ENERGY - 4.6%
Energy Equipment & Services - 1.8%
C&J Energy Services, Inc.	386,786	6,916
Ensco PLC Class A	76,900	3,454
Halliburton Co.	187,200	5,627
		15,997
Oil, Gas & Consumable Fuels - 2.8%
Denbury Resources, Inc. (a)	280,580	4,242
Forest Oil Corp. (a)	154,205	1,288
HollyFrontier Corp.	159,900	4,714
Marathon Oil Corp.	159,000	3,961
Valero Energy Corp.	333,900	7,045
Williams Companies, Inc.	154,500	4,717
		25,967
TOTAL ENERGY		41,964
FINANCIALS - 10.2%
Commercial Banks - 3.7%
BB&T Corp.	449,231	13,576
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.	812,863	$ 5,113
U.S. Bancorp	486,584	15,138
		33,827
Insurance - 5.4%
AFLAC, Inc.	495,486	19,859
American International Group, Inc. (a)	344,200	10,044
Lincoln National Corp.	731,682	15,124
Unum Group	245,860	4,905
		49,932
Real Estate Investment Trusts - 0.8%
CBL & Associates Properties, Inc.	215,313	3,759
Host Hotels & Resorts, Inc.	210,800	3,217
		6,976
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A (a)	207,800	2,782
TOTAL FINANCIALS		93,517
HEALTH CARE - 8.7%
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (a)	764,800	4,390
C.R. Bard, Inc.	76,900	7,474
Covidien PLC	114,575	5,933
		17,797
Health Care Providers & Services - 1.9%
DaVita, Inc. (a)	80,798	6,565
Universal Health Services, Inc. Class B	284,414	11,021
		17,586
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	184,300	7,494
PerkinElmer, Inc.	211,600	5,629
		13,123
Pharmaceuticals - 3.4%
Johnson & Johnson	191,600	11,962
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA sponsored ADR	402,344	$ 13,692
Zogenix, Inc. (a)(d)	3,171,431	5,709
		31,363
TOTAL HEALTH CARE		79,869
INDUSTRIALS - 7.4%
Aerospace & Defense - 2.3%
Alliant Techsystems, Inc.	177,500	8,689
Esterline Technologies Corp. (a)	101,822	6,577
Textron, Inc.	223,717	5,286
		20,552
Building Products - 0.6%
Armstrong World Industries, Inc.	77,022	3,588
Owens Corning (a)	73,911	2,281
		5,869
Commercial Services & Supplies - 0.2%
Quad/Graphics, Inc. (d)	151,856	1,919
Electrical Equipment - 0.4%
Regal-Beloit Corp.	63,554	3,832
Industrial Conglomerates - 1.0%
Carlisle Companies, Inc.	175,529	9,124
Machinery - 2.8%
Blount International, Inc. (a)	292,004	3,977
Deere & Co.	112,300	8,296
Ingersoll-Rand PLC	212,400	8,774
Stanley Black & Decker, Inc.	74,137	4,912
		25,959
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)(d)	524,853	751
TOTAL INDUSTRIALS		68,006
INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 0.4%
Cisco Systems, Inc.	215,300	3,516
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.6%
Apple, Inc. (a)	20,800	$ 12,017
SanDisk Corp. (a)	76,493	2,501
		14,518
Electronic Equipment & Components - 1.2%
Anixter International, Inc.	69,980	4,025
Arrow Electronics, Inc. (a)	139,657	4,736
DDi Corp.	182,700	2,373
		11,134
IT Services - 1.0%
Fidelity National Information Services, Inc.	268,430	8,799
Office Electronics - 0.4%
Xerox Corp.	572,377	4,133
Semiconductors & Semiconductor Equipment - 6.1%
Fairchild Semiconductor International, Inc. (a)	320,000	4,227
Intersil Corp. Class A	345,143	3,641
KLA-Tencor Corp.	174,580	8,001
Lam Research Corp. (a)(d)	119,553	4,459
MagnaChip Semiconductor Corp. (a)	751,700	7,156
Marvell Technology Group Ltd.	815,300	10,216
Micron Technology, Inc. (a)	455,483	2,660
ON Semiconductor Corp. (a)	1,214,770	8,188
Spansion, Inc. Class A (a)	641,043	6,923
		55,471
Software - 1.7%
Microsoft Corp.	438,024	12,786
Nuance Communications, Inc. (a)	152,500	3,155
		15,941
TOTAL INFORMATION TECHNOLOGY		113,512
MATERIALS - 13.8%
Chemicals - 12.7%
Ashland, Inc.	86,800	5,549
Innophos Holdings, Inc.	300,390	15,164
LyondellBasell Industries NV Class A	1,556,992	61,433
PPG Industries, Inc.	236,200	24,433
W.R. Grace & Co. (a)	185,728	9,751
		116,330
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 1.1%
Carpenter Technology Corp.	86,796	$ 3,911
Haynes International, Inc.	18,860	962
Newcrest Mining Ltd.	127,118	3,086
Titanium Metals Corp.	152,300	1,748
		9,707
TOTAL MATERIALS		126,037
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.2%
CenturyLink, Inc.	194,621	7,633
Level 3 Communications, Inc. (a)	569,139	12,083
		19,716
Wireless Telecommunication Services - 0.2%
NII Holdings, Inc. (a)	200,423	2,309
TOTAL TELECOMMUNICATION SERVICES		22,025
UTILITIES - 5.8%
Electric Utilities - 0.7%
FirstEnergy Corp.	130,269	6,095
Independent Power Producers & Energy Traders - 3.8%
Calpine Corp. (a)	839,263	14,100
The AES Corp. (a)	1,721,200	20,809
		34,909
Multi-Utilities - 1.3%
Alliant Energy Corp.	114,800	5,016
Sempra Energy	108,039	7,024
		12,040
TOTAL UTILITIES		53,044
TOTAL COMMON STOCKS (Cost $806,360)		857,674
Convertible Preferred Stocks - 0.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
LodgeNet Entertainment Corp. 10.00% (f) (Cost $2,231)	2,300	$ 1,342
Nonconvertible Bonds - 0.1%
Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Chukchansi Economic Development Authority 9.75% 5/30/20 (f) (Cost $1,007)	$ 1,087	847
Money Market Funds - 10.5%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	54,729,825	54,730
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	41,321,652	41,322
TOTAL MONEY MARKET FUNDS (Cost $96,052)		96,052
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $905,650)		955,915
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(41,156)
NET ASSETS - 100%		$ 914,759
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,189,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 21
Fidelity Securities Lending Cash Central Fund	409
Total	$ 430
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cott Corp.	$ 38,217	$ 5,848	$ -	$ -	$ 52,596
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 191,175	$ 184,217	$ 6,958	$ -
Consumer Staples	69,867	69,867	-	-
Energy	41,964	41,964	-	-
Financials	93,517	93,517	-	-
Health Care	79,869	79,869	-	-
Industrials	68,006	68,006	-	-
Information Technology	113,512	113,512	-	-
Materials	126,037	126,037	-	-
Telecommunication Services	22,025	22,025	-	-
Utilities	53,044	53,044	-	-
Corporate Bonds	847	-	847	-
Money Market Funds	96,052	96,052	-	-
Total Investments in Securities:	$ 955,915	$ 948,110	$ 7,805	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	78.7%
Netherlands	6.7%
Canada	6.4%
Ireland	1.7%
France	1.5%
Bermuda	1.5%
Bailiwick of Jersey	1.3%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $40,124) - See accompanying schedule: Unaffiliated issuers (cost $756,618)	$ 807,267
Fidelity Central Funds (cost $96,052)	96,052
Other affiliated issuers (cost $52,980)	52,596
Total Investments (cost $905,650)		$ 955,915
Cash		1
Receivable for investments sold		53
Receivable for fund shares sold		600
Dividends receivable		1,855
Interest receivable		4
Distributions receivable from Fidelity Central Funds		172
Other receivables		7
Total assets		958,607

Liabilities
Payable for fund shares redeemed	$ 1,671
Accrued management fee	399
Distribution and service plan fees payable	202
Other affiliated payables	216
Other payables and accrued expenses	38
Collateral on securities loaned, at value	41,322
Total liabilities		43,848

Net Assets		$ 914,759
Net Assets consist of:
Paid in capital		$ 1,207,360
Accumulated net investment loss		(4,893)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(337,968)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		50,260
Net Assets		$ 914,759

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($190,884 ÷ 7,868.0 shares)	$ 24.26

Maximum offering price per share (100/94.25 of $24.26)	$ 25.74
Class T: Net Asset Value and redemption price per share ($264,809 ÷ 10,539.8 shares)	$ 25.12

Maximum offering price per share (100/96.50 of $25.12)	$ 26.03
Class B: Net Asset Value and offering price per share ($13,502 ÷ 604.5 shares)A	$ 22.34

Class C: Net Asset Value and offering price per share ($41,150 ÷ 1,862.8 shares)A	$ 22.09

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($297,674 ÷ 10,989.5 shares)	$ 27.09

Fidelity Value Strategies Fund Class K: Net Asset Value, offering price and redemption price per share ($58,398 ÷ 2,157.9 shares)	$ 27.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($48,342 ÷ 1,867.9 shares)	$ 25.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 241
Special dividends		643
Interest		148
Income from Fidelity Central Funds (including $409 from security lending)		430
Income before foreign taxes withheld		1,462
Less foreign taxes withheld		(274)
Total income		1,188

Expenses
Management fee Basic fee	$ 2,650
Performance adjustment	715
Transfer agent fees	1,141
Distribution and service plan fees	1,247
Accounting and security lending fees	167
Custodian fees and expenses	24
Independent trustees' compensation	3
Registration fees	83
Audit	36
Legal	1
Miscellaneous	5
Total expenses before reductions	6,072
Expense reductions	(22)	6,050
Net investment income (loss)		(4,862)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,858
Foreign currency transactions	(15)
Total net realized gain (loss)		31,843
Change in net unrealized appreciation (depreciation) on: Investment securities	38,943
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		38,941
Net gain (loss)		70,784
Net increase (decrease) in net assets resulting from operations		$ 65,922

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,862)	$ 5,739
Net realized gain (loss)	31,843	76,319
Change in net unrealized appreciation (depreciation)	38,941	(78,642)
Net increase (decrease) in net assets resulting from operations	65,922	3,416
Distributions to shareholders from net investment income	(4,679)	(2,204)
Distributions to shareholders from net realized gain	-	(199)
Total distributions	(4,679)	(2,403)
Share transactions - net increase (decrease)	(49,913)	(201,860)
Total increase (decrease) in net assets	11,330	(200,847)

Net Assets
Beginning of period	903,429	1,104,276
End of period (including accumulated net investment loss of $4,893 and undistributed net investment income of $4,648, respectively)	$ 914,759	$ 903,429

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.71	$ 23.11	$ 18.77	$ 11.87	$ 30.67	$ 33.03
Income from Investment Operations
Net investment income (loss) E	(.13) H	.13 I	.03 J	.06	.10	.02
Net realized and unrealized gain (loss)	1.80	(.49)	4.32	6.96	(14.37)	1.89
Total from investment operations	1.67	(.36)	4.35	7.02	(14.27)	1.91
Distributions from net investment income	(.12)	(.03) L	-	(.12)	-	-
Distributions from net realized gain	-	(.01) L	(.01)	-	(4.53)	(4.27)
Total distributions	(.12)	(.04)	(.01)	(.12)	(4.53)	(4.27)
Net asset value, end of period	$ 24.26	$ 22.71	$ 23.11	$ 18.77	$ 11.87	$ 30.67
Total Return B,C,D	7.41%	(1.57)%	23.16%	59.70%	(54.45)%	6.46%
Ratios to Average Net Assets F,K
Expenses before reductions	1.33% A	1.18%	1.08%	1.03%	1.14%	1.16%
Expenses net of fee waivers, if any	1.33% A	1.18%	1.08%	1.03%	1.14%	1.16%
Expenses net of all reductions	1.32% A	1.17%	1.07%	1.02%	1.14%	1.15%
Net investment income (loss)	(1.07)% A,H	.51% I	.12% J	.39%	.45%	.07%
Supplemental Data
Net assets, end of period (in millions)	$ 191	$ 190	$ 221	$ 206	$ 139	$ 355
Portfolio turnover rate G	23% A	34%	99%	161%	142%	199%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.02 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (1.16)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.11)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 23.48	$ 23.90	$ 19.44	$ 12.25	$ 31.48	$ 33.77
Income from Investment Operations
Net investment income (loss) E	(.16) H	.08 I	(.01) J	.03	.06	(.04)
Net realized and unrealized gain (loss)	1.87	(.50)	4.48	7.21	(14.84)	1.94
Total from investment operations	1.71	(.42)	4.47	7.24	(14.78)	1.90
Distributions from net investment income	(.07)	-	-	(.05)	-	-
Distributions from net realized gain	-	-	(.01)	-	(4.45)	(4.19)
Total distributions	(.07)	-	(.01)	(.05)	(4.45)	(4.19)
Net asset value, end of period	$ 25.12	$ 23.48	$ 23.90	$ 19.44	$ 12.25	$ 31.48
Total Return B,C,D	7.30%	(1.76)%	22.98%	59.40%	(54.56)%	6.24%
Ratios to Average Net Assets F,K
Expenses before reductions	1.50% A	1.35%	1.26%	1.24%	1.33%	1.35%
Expenses net of fee waivers, if any	1.50% A	1.35%	1.26%	1.24%	1.33%	1.35%
Expenses net of all reductions	1.49% A	1.35%	1.25%	1.22%	1.32%	1.34%
Net investment income (loss)	(1.24)% A,H	.33% I	(.06)% J	.18%	.26%	(.12)%
Supplemental Data
Net assets, end of period (in millions)	$ 265	$ 274	$ 344	$ 339	$ 253	$ 751
Portfolio turnover rate G	23% A	34%	99%	161%	142%	199%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.02 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (1.33)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.23)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 20.87	$ 21.37	$ 17.48	$ 11.03	$ 28.74	$ 31.17
Income from Investment Operations
Net investment income (loss) E	(.21) H	(.06) I	(.13) J	(.05)	(.06)	(.21)
Net realized and unrealized gain (loss)	1.68	(.44)	4.03	6.50	(13.38)	1.78
Total from investment operations	1.47	(.50)	3.90	6.45	(13.44)	1.57
Distributions from net realized gain	-	-	(.01)	-	(4.27)	(4.00)
Net asset value, end of period	$ 22.34	$ 20.87	$ 21.37	$ 17.48	$ 11.03	$ 28.74
Total Return B,C,D	7.04%	(2.34)%	22.29%	58.48%	(54.80)%	5.63%
Ratios to Average Net Assets F,K
Expenses before reductions	2.08% A	1.93%	1.83%	1.78%	1.90%	1.95%
Expenses net of fee waivers, if any	2.08% A	1.93%	1.83%	1.78%	1.90%	1.95%
Expenses net of all reductions	2.08% A	1.93%	1.82%	1.77%	1.89%	1.94%
Net investment income (loss)	(1.83)% A,H	(.25)% I	(.64)% J	(.36)%	(.31)%	(.72)%
Supplemental Data
Net assets, end of period (in millions)	$ 14	$ 16	$ 30	$ 40	$ 47	$ 175
Portfolio turnover rate G	23% A	34%	99%	161%	142%	199%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.02 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (1.91)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.87)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 20.64	$ 21.13	$ 17.29	$ 10.91	$ 28.51	$ 30.96
Income from Investment Operations
Net investment income (loss) E	(.20) H	(.05) I	(.12) J	(.05)	(.06)	(.21)
Net realized and unrealized gain (loss)	1.65	(.44)	3.97	6.43	(13.24)	1.78
Total from investment operations	1.45	(.49)	3.85	6.38	(13.30)	1.57
Distributions from net realized gain	-	-	(.01)	-	(4.30)	(4.02)
Net asset value, end of period	$ 22.09	$ 20.64	$ 21.13	$ 17.29	$ 10.91	$ 28.51
Total Return B,C,D	7.03%	(2.32)%	22.25%	58.48%	(54.80)%	5.66%
Ratios to Average Net Assets F,K
Expenses before reductions	2.07% A	1.92%	1.83%	1.78%	1.90%	1.94%
Expenses net of fee waivers, if any	2.07% A	1.92%	1.83%	1.78%	1.90%	1.94%
Expenses net of all reductions	2.07% A	1.92%	1.82%	1.77%	1.89%	1.93%
Net investment income (loss)	(1.82)% A,H	(.24)% I	(.63)% J	(.36)%	(.31)%	(.71)%
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 40	$ 49	$ 43	$ 32	$ 94
Portfolio turnover rate G	23% A	34%	99%	161%	142%	199%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.02 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (1.90)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 25.37	$ 25.80	$ 20.89	$ 13.21	$ 33.60	$ 35.77
Income from Investment Operations
Net investment income (loss) D	(.10) G	.22 H	.09 I	.11	.17	.12
Net realized and unrealized gain (loss)	2.01	(.54)	4.83	7.73	(15.97)	2.06
Total from investment operations	1.91	(.32)	4.92	7.84	(15.80)	2.18
Distributions from net investment income	(.19)	(.10) K	-	(.16)	-	(.04)
Distributions from net realized gain	-	(.01) K	(.01)	-	(4.59)	(4.31)
Total distributions	(.19)	(.11)	(.01)	(.16)	(4.59)	(4.35)
Net asset value, end of period	$ 27.09	$ 25.37	$ 25.80	$ 20.89	$ 13.21	$ 33.60
Total Return B,C	7.60%	(1.29)%	23.54%	60.05%	(54.35)%	6.78%
Ratios to Average Net Assets E,J
Expenses before reductions	1.02% A	.88%	.81%	.78%	.89%	.89%
Expenses net of fee waivers, if any	1.02% A	.88%	.81%	.78%	.89%	.89%
Expenses net of all reductions	1.01% A	.88%	.80%	.77%	.88%	.87%
Net investment income (loss)	(.76)% A,G	.80% H	.39% I	.64%	.70%	.35%
Supplemental Data
Net assets, end of period (in millions)	$ 298	$ 284	$ 360	$ 237	$ 122	$ 407
Portfolio turnover rate F	23% A	34%	99%	161%	142%	199%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects large, non-recurring dividends which amounted to $.02 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (.85)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund Class K

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 25.38	$ 25.82	$ 20.86	$ 13.23	$ 26.92
Income from Investment Operations
Net investment income (loss) D	(.08) G	.28 H	.15 I	.16	.12
Net realized and unrealized gain (loss)	2.00	(.55)	4.82	7.70	(13.81)
Total from investment operations	1.92	(.27)	4.97	7.86	(13.69)
Distributions from net investment income	(.24)	(.16) L	-	(.23)	-
Distributions from net realized gain	-	(.01) L	(.01)	-	-
Total distributions	(.24)	(.17)	(.01)	(.23)	-
Net asset value, end of period	$ 27.06	$ 25.38	$ 25.82	$ 20.86	$ 13.23
Total Return B,C	7.69%	(1.11)%	23.81%	60.52%	(50.85)%
Ratios to Average Net Assets E,K
Expenses before reductions	.83% A	.68%	.58%	.51%	.65% A
Expenses net of fee waivers, if any	.83% A	.68%	.58%	.51%	.65% A
Expenses net of all reductions	.82% A	.68%	.56%	.49%	.64% A
Net investment income (loss)	(.57)% A,G	1.00% H	.62% I	.91%	1.38% A
Supplemental Data
Net assets, end of period (in millions)	$ 58	$ 47	$ 47	$ 27	$ 5
Portfolio turnover rate F	23% A	34%	99%	161%	142%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects large, non-recurring dividends which amounted to $.02 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (.66)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .46%. J For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 24.26	$ 24.69	$ 19.97	$ 12.67	$ 32.43	$ 34.69
Income from Investment Operations
Net investment income (loss) D	(.10) G	.22 H	.10 I	.11	.18	.14
Net realized and unrealized gain (loss)	1.92	(.53)	4.63	7.38	(15.31)	1.98
Total from investment operations	1.82	(.31)	4.73	7.49	(15.13)	2.12
Distributions from net investment income	(.20)	(.11) K	-	(.19)	-	(.07)
Distributions from net realized gain	-	(.01) K	(.01)	-	(4.63)	(4.31)
Total distributions	(.20)	(.12)	(.01)	(.19)	(4.63)	(4.38)
Net asset value, end of period	$ 25.88	$ 24.26	$ 24.69	$ 19.97	$ 12.67	$ 32.43
Total Return B,C	7.58%	(1.30)%	23.67%	60.08%	(54.29)%	6.82%
Ratios to Average Net Assets E,J
Expenses before reductions	1.02% A	.86%	.74%	.70%	.80%	.83%
Expenses net of fee waivers, if any	1.02% A	.86%	.74%	.70%	.80%	.83%
Expenses net of all reductions	1.01% A	.86%	.73%	.69%	.79%	.82%
Net investment income (loss)	(.76)% A,G	.82% H	.46% I	.71%	.79%	.40%
Supplemental Data
Net assets, end of period (in millions)	$ 48	$ 52	$ 53	$ 48	$ 45	$ 85
Portfolio turnover rate F	23% A	34%	99%	161%	142%	199%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects large, non-recurring dividends which amounted to $.02 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (.85)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .29%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Value Strategies Fund, Fidelity Value Strategies Fund Class K and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. As a result of a change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2011, dividend income has been reduced $7,250,078 with a corresponding increase to net unrealized appreciation (depreciation). The change in estimate has no impact on total net assets or total return of the Fund. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due foreign currency transactions, partnerships, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 135,239
Gross unrealized depreciation	(89,067)
Net unrealized appreciation (depreciation) on securities and other investments	$ 46,172

Tax cost	$ 909,743

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (176,068)
2017	(187,132)
Total capital loss carryforward	$ (363,200)

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $106,420 and $192,723, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Strategies Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 250	$ 2
Class T	.25%	.25%	705	5
Class B	.75%	.25%	78	59
Class C	.75%	.25%	214	8
			$ 1,247	$ 74

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13
Class T	6
Class B*	10
Class C*	1
$ 30

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 303.30
Class T	313.22
Class B	24.31
Class C	63.30
Fidelity Value Strategies Fund	362.24
Fidelity Value Strategies Fund Class K	14.05
Institutional Class	62.24
	$ 1,141

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $574. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $10 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $22 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net investment income
Class A	$ 998	$ 312
Class T	760	-
Fidelity Value Strategies Fund	2,061	1,357
Fidelity Value Strategies Fund Class K	448	299
Institutional Class	412	236
Total	$ 4,679	$ 2,204
From net realized gain
Class A	$ -	$ 69
Fidelity Value Strategies Fund	-	100
Fidelity Value Strategies Fund Class K	-	14
Institutional Class	-	16
Total	$ -	$ 199

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	427	1,335	$ 10,476	$ 33,393
Reinvestment of distributions	42	14	918	352
Shares redeemed	(966)	(2,529)	(23,742)	(62,719)
Net increase (decrease)	(497)	(1,180)	$ (12,348)	$ (28,974)
Class T
Shares sold	439	1,218	$ 11,233	$ 31,034
Reinvestment of distributions	31	-	697	-
Shares redeemed	(1,617)	(3,935)	(40,790)	(101,504)
Net increase (decrease)	(1,147)	(2,717)	$ (28,860)	$ (70,470)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class B
Shares sold	3	11	$ 79	$ 241
Shares redeemed	(187)	(623)	(4,204)	(14,424)
Net increase (decrease)	(184)	(612)	$ (4,125)	$ (14,183)
Class C
Shares sold	158	187	$ 3,618	$ 4,237
Shares redeemed	(255)	(553)	(5,686)	(12,399)
Net increase (decrease)	(97)	(366)	$ (2,068)	$ (8,162)
Fidelity Value Strategies Fund
Shares sold	2,095	4,278	$ 58,060	$ 112,601
Reinvestment of distributions	81	51	1,967	1,407
Shares redeemed	(2,377)	(7,100)	(65,046)	(193,807)
Net increase (decrease)	(201)	(2,771)	$ (5,019)	$ (79,799)
Fidelity Value Strategies Fund Class K
Shares sold	770	941	$ 21,366	$ 25,510
Reinvestment of distributions	18	11	448	313
Shares redeemed	(472)	(944)	(12,954)	(26,053)
Net increase (decrease)	316	8	$ 8,860	$ (230)
Institutional Class
Shares sold	249	421	$ 6,706	$ 11,367
Reinvestment of distributions	17	9	392	237
Shares redeemed	(521)	(442)	(13,451)	(11,646)
Net increase (decrease)	(255)	(12)	$ (6,353)	$ (42)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

ISO-USAN-0712
1.786806.109

(Fidelity Investment logo)(registered trademark)
Fidelity® Value Strategies Fund

(A Class of Fidelity Advisor® Value
Strategies Fund)

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Class A	1.33%
Actual		$ 1,000.00	$ 1,074.10	$ 6.90
Hypothetical A		$ 1,000.00	$ 1,018.35	$ 6.71
Class T	1.50%
Actual		$ 1,000.00	$ 1,073.00	$ 7.77
Hypothetical A		$ 1,000.00	$ 1,017.50	$ 7.57
Class B	2.08%
Actual		$ 1,000.00	$ 1,070.40	$ 10.77
Hypothetical A		$ 1,000.00	$ 1,014.60	$ 10.48
Class C	2.07%
Actual		$ 1,000.00	$ 1,070.30	$ 10.71
Hypothetical A		$ 1,000.00	$ 1,014.65	$ 10.43
Fidelity Value Strategies Fund	1.02%
Actual		$ 1,000.00	$ 1,076.00	$ 5.29
Hypothetical A		$ 1,000.00	$ 1,019.90	$ 5.15
Fidelity Value Strategies Fund Class K	.83%
Actual		$ 1,000.00	$ 1,076.90	$ 4.31
Hypothetical A		$ 1,000.00	$ 1,020.85	$ 4.19
Institutional Class	1.02%
Actual		$ 1,000.00	$ 1,075.80	$ 5.29
Hypothetical A		$ 1,000.00	$ 1,019.90	$ 5.15

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	6.7	5.3
Cott Corp.	5.7	4.2
Target Corp.	2.9	2.7
PPG Industries, Inc.	2.7	2.3
The AES Corp.	2.3	2.3
AFLAC, Inc.	2.2	2.1
GameStop Corp. Class A	2.0	4.4
Innophos Holdings, Inc.	1.6	2.9
U.S. Bancorp	1.6	1.4
Lincoln National Corp.	1.6	1.1
	29.3
Top Five Market Sectors as of May 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.0	21.6
Materials	13.8	14.2
Information Technology	12.4	13.4
Financials	10.2	8.5
Health Care	8.7	7.3
Asset Allocation (% of fund's net assets)
As of May 31, 2012*		As of November 30, 2011**
	Stocks 93.8%		Stocks 97.5%
	Bonds 0.1%		Bonds 0.0%†
	Convertible Securities 0.1%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 6.0%		Short-Term Investments and Net Other Assets (Liabilities) 2.3%
* Foreign investments	21.3%	** Foreign investments	17.0%

† Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.8%
Auto Components - 2.3%
Autoliv, Inc.	45,100	$ 2,607
Delphi Automotive PLC	416,377	12,087
TRW Automotive Holdings Corp. (a)	153,100	5,905
		20,599
Automobiles - 1.1%
Bayerische Motoren Werke AG (BMW)	36,387	2,764
General Motors Co. (a)	190,200	4,222
Volkswagen AG	18,856	2,852
		9,838
Diversified Consumer Services - 0.9%
Service Corp. International	744,250	8,522
Hotels, Restaurants & Leisure - 2.2%
Ameristar Casinos, Inc.	192,820	3,606
Cedar Fair LP (depository unit)	231,920	6,215
Wyndham Worldwide Corp.	203,867	10,153
		19,974
Household Durables - 4.5%
KB Home (d)	243,794	1,768
Lennar Corp. Class A (d)	212,200	5,791
PulteGroup, Inc. (a)	1,468,825	13,748
Ryland Group, Inc.	151,400	3,385
Standard Pacific Corp. (a)(d)	2,278,393	11,757
Techtronic Industries Co. Ltd.	3,985,500	4,894
		41,343
Leisure Equipment & Products - 1.1%
Hasbro, Inc.	272,197	9,641
Media - 2.0%
Omnicom Group, Inc.	125,512	5,984
Regal Entertainment Group Class A (d)	379,300	5,215
Valassis Communications, Inc. (a)(d)	349,089	6,950
		18,149
Multiline Retail - 3.3%
Target Corp.	454,700	26,332
The Bon-Ton Stores, Inc. (d)	788,137	4,146
		30,478
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 3.4%
Asbury Automotive Group, Inc. (a)	483,141	$ 12,914
GameStop Corp. Class A (d)	958,013	18,375
		31,289
TOTAL CONSUMER DISCRETIONARY		189,833
CONSUMER STAPLES - 7.7%
Beverages - 5.9%
China New Borun Corp. ADR (a)(d)	644,498	1,502
Cott Corp. (a)(e)	6,920,243	52,596
		54,098
Food Products - 1.8%
Bunge Ltd.	54,100	3,219
Calavo Growers, Inc. (d)	232,028	6,355
SunOpta, Inc. (a)	1,029,085	6,195
		15,769
TOTAL CONSUMER STAPLES		69,867
ENERGY - 4.6%
Energy Equipment & Services - 1.8%
C&J Energy Services, Inc.	386,786	6,916
Ensco PLC Class A	76,900	3,454
Halliburton Co.	187,200	5,627
		15,997
Oil, Gas & Consumable Fuels - 2.8%
Denbury Resources, Inc. (a)	280,580	4,242
Forest Oil Corp. (a)	154,205	1,288
HollyFrontier Corp.	159,900	4,714
Marathon Oil Corp.	159,000	3,961
Valero Energy Corp.	333,900	7,045
Williams Companies, Inc.	154,500	4,717
		25,967
TOTAL ENERGY		41,964
FINANCIALS - 10.2%
Commercial Banks - 3.7%
BB&T Corp.	449,231	13,576
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.	812,863	$ 5,113
U.S. Bancorp	486,584	15,138
		33,827
Insurance - 5.4%
AFLAC, Inc.	495,486	19,859
American International Group, Inc. (a)	344,200	10,044
Lincoln National Corp.	731,682	15,124
Unum Group	245,860	4,905
		49,932
Real Estate Investment Trusts - 0.8%
CBL & Associates Properties, Inc.	215,313	3,759
Host Hotels & Resorts, Inc.	210,800	3,217
		6,976
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A (a)	207,800	2,782
TOTAL FINANCIALS		93,517
HEALTH CARE - 8.7%
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (a)	764,800	4,390
C.R. Bard, Inc.	76,900	7,474
Covidien PLC	114,575	5,933
		17,797
Health Care Providers & Services - 1.9%
DaVita, Inc. (a)	80,798	6,565
Universal Health Services, Inc. Class B	284,414	11,021
		17,586
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	184,300	7,494
PerkinElmer, Inc.	211,600	5,629
		13,123
Pharmaceuticals - 3.4%
Johnson & Johnson	191,600	11,962
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA sponsored ADR	402,344	$ 13,692
Zogenix, Inc. (a)(d)	3,171,431	5,709
		31,363
TOTAL HEALTH CARE		79,869
INDUSTRIALS - 7.4%
Aerospace & Defense - 2.3%
Alliant Techsystems, Inc.	177,500	8,689
Esterline Technologies Corp. (a)	101,822	6,577
Textron, Inc.	223,717	5,286
		20,552
Building Products - 0.6%
Armstrong World Industries, Inc.	77,022	3,588
Owens Corning (a)	73,911	2,281
		5,869
Commercial Services & Supplies - 0.2%
Quad/Graphics, Inc. (d)	151,856	1,919
Electrical Equipment - 0.4%
Regal-Beloit Corp.	63,554	3,832
Industrial Conglomerates - 1.0%
Carlisle Companies, Inc.	175,529	9,124
Machinery - 2.8%
Blount International, Inc. (a)	292,004	3,977
Deere & Co.	112,300	8,296
Ingersoll-Rand PLC	212,400	8,774
Stanley Black & Decker, Inc.	74,137	4,912
		25,959
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)(d)	524,853	751
TOTAL INDUSTRIALS		68,006
INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 0.4%
Cisco Systems, Inc.	215,300	3,516
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.6%
Apple, Inc. (a)	20,800	$ 12,017
SanDisk Corp. (a)	76,493	2,501
		14,518
Electronic Equipment & Components - 1.2%
Anixter International, Inc.	69,980	4,025
Arrow Electronics, Inc. (a)	139,657	4,736
DDi Corp.	182,700	2,373
		11,134
IT Services - 1.0%
Fidelity National Information Services, Inc.	268,430	8,799
Office Electronics - 0.4%
Xerox Corp.	572,377	4,133
Semiconductors & Semiconductor Equipment - 6.1%
Fairchild Semiconductor International, Inc. (a)	320,000	4,227
Intersil Corp. Class A	345,143	3,641
KLA-Tencor Corp.	174,580	8,001
Lam Research Corp. (a)(d)	119,553	4,459
MagnaChip Semiconductor Corp. (a)	751,700	7,156
Marvell Technology Group Ltd.	815,300	10,216
Micron Technology, Inc. (a)	455,483	2,660
ON Semiconductor Corp. (a)	1,214,770	8,188
Spansion, Inc. Class A (a)	641,043	6,923
		55,471
Software - 1.7%
Microsoft Corp.	438,024	12,786
Nuance Communications, Inc. (a)	152,500	3,155
		15,941
TOTAL INFORMATION TECHNOLOGY		113,512
MATERIALS - 13.8%
Chemicals - 12.7%
Ashland, Inc.	86,800	5,549
Innophos Holdings, Inc.	300,390	15,164
LyondellBasell Industries NV Class A	1,556,992	61,433
PPG Industries, Inc.	236,200	24,433
W.R. Grace & Co. (a)	185,728	9,751
		116,330
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 1.1%
Carpenter Technology Corp.	86,796	$ 3,911
Haynes International, Inc.	18,860	962
Newcrest Mining Ltd.	127,118	3,086
Titanium Metals Corp.	152,300	1,748
		9,707
TOTAL MATERIALS		126,037
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.2%
CenturyLink, Inc.	194,621	7,633
Level 3 Communications, Inc. (a)	569,139	12,083
		19,716
Wireless Telecommunication Services - 0.2%
NII Holdings, Inc. (a)	200,423	2,309
TOTAL TELECOMMUNICATION SERVICES		22,025
UTILITIES - 5.8%
Electric Utilities - 0.7%
FirstEnergy Corp.	130,269	6,095
Independent Power Producers & Energy Traders - 3.8%
Calpine Corp. (a)	839,263	14,100
The AES Corp. (a)	1,721,200	20,809
		34,909
Multi-Utilities - 1.3%
Alliant Energy Corp.	114,800	5,016
Sempra Energy	108,039	7,024
		12,040
TOTAL UTILITIES		53,044
TOTAL COMMON STOCKS (Cost $806,360)		857,674
Convertible Preferred Stocks - 0.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
LodgeNet Entertainment Corp. 10.00% (f) (Cost $2,231)	2,300	$ 1,342
Nonconvertible Bonds - 0.1%
Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Chukchansi Economic Development Authority 9.75% 5/30/20 (f) (Cost $1,007)	$ 1,087	847
Money Market Funds - 10.5%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	54,729,825	54,730
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	41,321,652	41,322
TOTAL MONEY MARKET FUNDS (Cost $96,052)		96,052
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $905,650)		955,915
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(41,156)
NET ASSETS - 100%		$ 914,759
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,189,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 21
Fidelity Securities Lending Cash Central Fund	409
Total	$ 430
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cott Corp.	$ 38,217	$ 5,848	$ -	$ -	$ 52,596
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 191,175	$ 184,217	$ 6,958	$ -
Consumer Staples	69,867	69,867	-	-
Energy	41,964	41,964	-	-
Financials	93,517	93,517	-	-
Health Care	79,869	79,869	-	-
Industrials	68,006	68,006	-	-
Information Technology	113,512	113,512	-	-
Materials	126,037	126,037	-	-
Telecommunication Services	22,025	22,025	-	-
Utilities	53,044	53,044	-	-
Corporate Bonds	847	-	847	-
Money Market Funds	96,052	96,052	-	-
Total Investments in Securities:	$ 955,915	$ 948,110	$ 7,805	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	78.7%
Netherlands	6.7%
Canada	6.4%
Ireland	1.7%
France	1.5%
Bermuda	1.5%
Bailiwick of Jersey	1.3%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $40,124) - See accompanying schedule: Unaffiliated issuers (cost $756,618)	$ 807,267
Fidelity Central Funds (cost $96,052)	96,052
Other affiliated issuers (cost $52,980)	52,596
Total Investments (cost $905,650)		$ 955,915
Cash		1
Receivable for investments sold		53
Receivable for fund shares sold		600
Dividends receivable		1,855
Interest receivable		4
Distributions receivable from Fidelity Central Funds		172
Other receivables		7
Total assets		958,607

Liabilities
Payable for fund shares redeemed	$ 1,671
Accrued management fee	399
Distribution and service plan fees payable	202
Other affiliated payables	216
Other payables and accrued expenses	38
Collateral on securities loaned, at value	41,322
Total liabilities		43,848

Net Assets		$ 914,759
Net Assets consist of:
Paid in capital		$ 1,207,360
Accumulated net investment loss		(4,893)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(337,968)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		50,260
Net Assets		$ 914,759

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($190,884 ÷ 7,868.0 shares)	$ 24.26

Maximum offering price per share (100/94.25 of $24.26)	$ 25.74
Class T: Net Asset Value and redemption price per share ($264,809 ÷ 10,539.8 shares)	$ 25.12

Maximum offering price per share (100/96.50 of $25.12)	$ 26.03
Class B: Net Asset Value and offering price per share ($13,502 ÷ 604.5 shares)A	$ 22.34

Class C: Net Asset Value and offering price per share ($41,150 ÷ 1,862.8 shares)A	$ 22.09

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($297,674 ÷ 10,989.5 shares)	$ 27.09

Fidelity Value Strategies Fund Class K: Net Asset Value, offering price and redemption price per share ($58,398 ÷ 2,157.9 shares)	$ 27.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($48,342 ÷ 1,867.9 shares)	$ 25.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2012 (Unaudited)

Investment Income
Dividends		$ 241
Special dividends		643
Interest		148
Income from Fidelity Central Funds (including $409 from security lending)		430
Income before foreign taxes withheld		1,462
Less foreign taxes withheld		(274)
Total income		1,188

Expenses
Management fee Basic fee	$ 2,650
Performance adjustment	715
Transfer agent fees	1,141
Distribution and service plan fees	1,247
Accounting and security lending fees	167
Custodian fees and expenses	24
Independent trustees' compensation	3
Registration fees	83
Audit	36
Legal	1
Miscellaneous	5
Total expenses before reductions	6,072
Expense reductions	(22)	6,050
Net investment income (loss)		(4,862)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,858
Foreign currency transactions	(15)
Total net realized gain (loss)		31,843
Change in net unrealized appreciation (depreciation) on: Investment securities	38,943
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		38,941
Net gain (loss)		70,784
Net increase (decrease) in net assets resulting from operations		$ 65,922

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,862)	$ 5,739
Net realized gain (loss)	31,843	76,319
Change in net unrealized appreciation (depreciation)	38,941	(78,642)
Net increase (decrease) in net assets resulting from operations	65,922	3,416
Distributions to shareholders from net investment income	(4,679)	(2,204)
Distributions to shareholders from net realized gain	-	(199)
Total distributions	(4,679)	(2,403)
Share transactions - net increase (decrease)	(49,913)	(201,860)
Total increase (decrease) in net assets	11,330	(200,847)

Net Assets
Beginning of period	903,429	1,104,276
End of period (including accumulated net investment loss of $4,893 and undistributed net investment income of $4,648, respectively)	$ 914,759	$ 903,429

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 22.71	$ 23.11	$ 18.77	$ 11.87	$ 30.67	$ 33.03
Income from Investment Operations
Net investment income (loss) E	(.13) H	.13 I	.03 J	.06	.10	.02
Net realized and unrealized gain (loss)	1.80	(.49)	4.32	6.96	(14.37)	1.89
Total from investment operations	1.67	(.36)	4.35	7.02	(14.27)	1.91
Distributions from net investment income	(.12)	(.03) L	-	(.12)	-	-
Distributions from net realized gain	-	(.01) L	(.01)	-	(4.53)	(4.27)
Total distributions	(.12)	(.04)	(.01)	(.12)	(4.53)	(4.27)
Net asset value, end of period	$ 24.26	$ 22.71	$ 23.11	$ 18.77	$ 11.87	$ 30.67
Total Return B,C,D	7.41%	(1.57)%	23.16%	59.70%	(54.45)%	6.46%
Ratios to Average Net Assets F,K
Expenses before reductions	1.33% A	1.18%	1.08%	1.03%	1.14%	1.16%
Expenses net of fee waivers, if any	1.33% A	1.18%	1.08%	1.03%	1.14%	1.16%
Expenses net of all reductions	1.32% A	1.17%	1.07%	1.02%	1.14%	1.15%
Net investment income (loss)	(1.07)% A,H	.51% I	.12% J	.39%	.45%	.07%
Supplemental Data
Net assets, end of period (in millions)	$ 191	$ 190	$ 221	$ 206	$ 139	$ 355
Portfolio turnover rate G	23% A	34%	99%	161%	142%	199%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.02 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (1.16)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.11)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 23.48	$ 23.90	$ 19.44	$ 12.25	$ 31.48	$ 33.77
Income from Investment Operations
Net investment income (loss) E	(.16) H	.08 I	(.01) J	.03	.06	(.04)
Net realized and unrealized gain (loss)	1.87	(.50)	4.48	7.21	(14.84)	1.94
Total from investment operations	1.71	(.42)	4.47	7.24	(14.78)	1.90
Distributions from net investment income	(.07)	-	-	(.05)	-	-
Distributions from net realized gain	-	-	(.01)	-	(4.45)	(4.19)
Total distributions	(.07)	-	(.01)	(.05)	(4.45)	(4.19)
Net asset value, end of period	$ 25.12	$ 23.48	$ 23.90	$ 19.44	$ 12.25	$ 31.48
Total Return B,C,D	7.30%	(1.76)%	22.98%	59.40%	(54.56)%	6.24%
Ratios to Average Net Assets F,K
Expenses before reductions	1.50% A	1.35%	1.26%	1.24%	1.33%	1.35%
Expenses net of fee waivers, if any	1.50% A	1.35%	1.26%	1.24%	1.33%	1.35%
Expenses net of all reductions	1.49% A	1.35%	1.25%	1.22%	1.32%	1.34%
Net investment income (loss)	(1.24)% A,H	.33% I	(.06)% J	.18%	.26%	(.12)%
Supplemental Data
Net assets, end of period (in millions)	$ 265	$ 274	$ 344	$ 339	$ 253	$ 751
Portfolio turnover rate G	23% A	34%	99%	161%	142%	199%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.02 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (1.33)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%. JInvestment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.23)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 20.87	$ 21.37	$ 17.48	$ 11.03	$ 28.74	$ 31.17
Income from Investment Operations
Net investment income (loss) E	(.21) H	(.06) I	(.13) J	(.05)	(.06)	(.21)
Net realized and unrealized gain (loss)	1.68	(.44)	4.03	6.50	(13.38)	1.78
Total from investment operations	1.47	(.50)	3.90	6.45	(13.44)	1.57
Distributions from net realized gain	-	-	(.01)	-	(4.27)	(4.00)
Net asset value, end of period	$ 22.34	$ 20.87	$ 21.37	$ 17.48	$ 11.03	$ 28.74
Total Return B,C,D	7.04%	(2.34)%	22.29%	58.48%	(54.80)%	5.63%
Ratios to Average Net Assets F,K
Expenses before reductions	2.08% A	1.93%	1.83%	1.78%	1.90%	1.95%
Expenses net of fee waivers, if any	2.08% A	1.93%	1.83%	1.78%	1.90%	1.95%
Expenses net of all reductions	2.08% A	1.93%	1.82%	1.77%	1.89%	1.94%
Net investment income (loss)	(1.83)% A,H	(.25)% I	(.64)% J	(.36)%	(.31)%	(.72)%
Supplemental Data
Net assets, end of period (in millions)	$ 14	$ 16	$ 30	$ 40	$ 47	$ 175
Portfolio turnover rate G	23% A	34%	99%	161%	142%	199%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.02 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (1.91)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.87)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 20.64	$ 21.13	$ 17.29	$ 10.91	$ 28.51	$ 30.96
Income from Investment Operations
Net investment income (loss) E	(.20) H	(.05) I	(.12) J	(.05)	(.06)	(.21)
Net realized and unrealized gain (loss)	1.65	(.44)	3.97	6.43	(13.24)	1.78
Total from investment operations	1.45	(.49)	3.85	6.38	(13.30)	1.57
Distributions from net realized gain	-	-	(.01)	-	(4.30)	(4.02)
Net asset value, end of period	$ 22.09	$ 20.64	$ 21.13	$ 17.29	$ 10.91	$ 28.51
Total Return B,C,D	7.03%	(2.32)%	22.25%	58.48%	(54.80)%	5.66%
Ratios to Average Net Assets F,K
Expenses before reductions	2.07% A	1.92%	1.83%	1.78%	1.90%	1.94%
Expenses net of fee waivers, if any	2.07% A	1.92%	1.83%	1.78%	1.90%	1.94%
Expenses net of all reductions	2.07% A	1.92%	1.82%	1.77%	1.89%	1.93%
Net investment income (loss)	(1.82)% A,H	(.24)% I	(.63)% J	(.36)%	(.31)%	(.71)%
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 40	$ 49	$ 43	$ 32	$ 94
Portfolio turnover rate G	23% A	34%	99%	161%	142%	199%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects large, non-recurring dividends which amounted to $.02 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (1.90)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 25.37	$ 25.80	$ 20.89	$ 13.21	$ 33.60	$ 35.77
Income from Investment Operations
Net investment income (loss) D	(.10) G	.22 H	.09 I	.11	.17	.12
Net realized and unrealized gain (loss)	2.01	(.54)	4.83	7.73	(15.97)	2.06
Total from investment operations	1.91	(.32)	4.92	7.84	(15.80)	2.18
Distributions from net investment income	(.19)	(.10) K	-	(.16)	-	(.04)
Distributions from net realized gain	-	(.01) K	(.01)	-	(4.59)	(4.31)
Total distributions	(.19)	(.11)	(.01)	(.16)	(4.59)	(4.35)
Net asset value, end of period	$ 27.09	$ 25.37	$ 25.80	$ 20.89	$ 13.21	$ 33.60
Total Return B,C	7.60%	(1.29)%	23.54%	60.05%	(54.35)%	6.78%
Ratios to Average Net Assets E,J
Expenses before reductions	1.02% A	.88%	.81%	.78%	.89%	.89%
Expenses net of fee waivers, if any	1.02% A	.88%	.81%	.78%	.89%	.89%
Expenses net of all reductions	1.01% A	.88%	.80%	.77%	.88%	.87%
Net investment income (loss)	(.76)% A,G	.80% H	.39% I	.64%	.70%	.35%
Supplemental Data
Net assets, end of period (in millions)	$ 298	$ 284	$ 360	$ 237	$ 122	$ 407
Portfolio turnover rate F	23% A	34%	99%	161%	142%	199%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects large, non-recurring dividends which amounted to $.02 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (.85)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund Class K

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 25.38	$ 25.82	$ 20.86	$ 13.23	$ 26.92
Income from Investment Operations
Net investment income (loss) D	(.08) G	.28 H	.15 I	.16	.12
Net realized and unrealized gain (loss)	2.00	(.55)	4.82	7.70	(13.81)
Total from investment operations	1.92	(.27)	4.97	7.86	(13.69)
Distributions from net investment income	(.24)	(.16) L	-	(.23)	-
Distributions from net realized gain	-	(.01) L	(.01)	-	-
Total distributions	(.24)	(.17)	(.01)	(.23)	-
Net asset value, end of period	$ 27.06	$ 25.38	$ 25.82	$ 20.86	$ 13.23
Total Return B,C	7.69%	(1.11)%	23.81%	60.52%	(50.85)%
Ratios to Average Net Assets E,K
Expenses before reductions	.83% A	.68%	.58%	.51%	.65% A
Expenses net of fee waivers, if any	.83% A	.68%	.58%	.51%	.65% A
Expenses net of all reductions	.82% A	.68%	.56%	.49%	.64% A
Net investment income (loss)	(.57)% A,G	1.00% H	.62% I	.91%	1.38% A
Supplemental Data
Net assets, end of period (in millions)	$ 58	$ 47	$ 47	$ 27	$ 5
Portfolio turnover rate F	23% A	34%	99%	161%	142%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects large, non-recurring dividends which amounted to $.02 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (.66)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .46%. J For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 24.26	$ 24.69	$ 19.97	$ 12.67	$ 32.43	$ 34.69
Income from Investment Operations
Net investment income (loss) D	(.10) G	.22 H	.10 I	.11	.18	.14
Net realized and unrealized gain (loss)	1.92	(.53)	4.63	7.38	(15.31)	1.98
Total from investment operations	1.82	(.31)	4.73	7.49	(15.13)	2.12
Distributions from net investment income	(.20)	(.11) K	-	(.19)	-	(.07)
Distributions from net realized gain	-	(.01) K	(.01)	-	(4.63)	(4.31)
Total distributions	(.20)	(.12)	(.01)	(.19)	(4.63)	(4.38)
Net asset value, end of period	$ 25.88	$ 24.26	$ 24.69	$ 19.97	$ 12.67	$ 32.43
Total Return B,C	7.58%	(1.30)%	23.67%	60.08%	(54.29)%	6.82%
Ratios to Average Net Assets E,J
Expenses before reductions	1.02% A	.86%	.74%	.70%	.80%	.83%
Expenses net of fee waivers, if any	1.02% A	.86%	.74%	.70%	.80%	.83%
Expenses net of all reductions	1.01% A	.86%	.73%	.69%	.79%	.82%
Net investment income (loss)	(.76)% A,G	.82% H	.46% I	.71%	.79%	.40%
Supplemental Data
Net assets, end of period (in millions)	$ 48	$ 52	$ 53	$ 48	$ 45	$ 85
Portfolio turnover rate F	23% A	34%	99%	161%	142%	199%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects large, non-recurring dividends which amounted to $.02 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been (.85)%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .29%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Value Strategies Fund, Fidelity Value Strategies Fund Class K and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. As a result of a change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2011, dividend income has been reduced $7,250,078 with a corresponding increase to net unrealized appreciation (depreciation). The change in estimate has no impact on total net assets or total return of the Fund. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due foreign currency transactions, partnerships, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 135,239
Gross unrealized depreciation	(89,067)
Net unrealized appreciation (depreciation) on securities and other investments	$ 46,172

Tax cost	$ 909,743

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At November 30, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (176,068)
2017	(187,132)
Total capital loss carryforward	$ (363,200)

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $106,420 and $192,723, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Strategies Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 250	$ 2
Class T	.25%	.25%	705	5
Class B	.75%	.25%	78	59
Class C	.75%	.25%	214	8
			$ 1,247	$ 74

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13
Class T	6
Class B*	10
Class C*	1
$ 30

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 303.30
Class T	313.22
Class B	24.31
Class C	63.30
Fidelity Value Strategies Fund	362.24
Fidelity Value Strategies Fund Class K	14.05
Institutional Class	62.24
	$ 1,141

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $574. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $10 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $22 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2012	Year ended November 30, 2011
From net investment income
Class A	$ 998	$ 312
Class T	760	-
Fidelity Value Strategies Fund	2,061	1,357
Fidelity Value Strategies Fund Class K	448	299
Institutional Class	412	236
Total	$ 4,679	$ 2,204
From net realized gain
Class A	$ -	$ 69
Fidelity Value Strategies Fund	-	100
Fidelity Value Strategies Fund Class K	-	14
Institutional Class	-	16
Total	$ -	$ 199

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class A
Shares sold	427	1,335	$ 10,476	$ 33,393
Reinvestment of distributions	42	14	918	352
Shares redeemed	(966)	(2,529)	(23,742)	(62,719)
Net increase (decrease)	(497)	(1,180)	$ (12,348)	$ (28,974)
Class T
Shares sold	439	1,218	$ 11,233	$ 31,034
Reinvestment of distributions	31	-	697	-
Shares redeemed	(1,617)	(3,935)	(40,790)	(101,504)
Net increase (decrease)	(1,147)	(2,717)	$ (28,860)	$ (70,470)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2012	Year ended November 30, 2011	Six months ended May 31, 2012	Year ended November 30, 2011
Class B
Shares sold	3	11	$ 79	$ 241
Shares redeemed	(187)	(623)	(4,204)	(14,424)
Net increase (decrease)	(184)	(612)	$ (4,125)	$ (14,183)
Class C
Shares sold	158	187	$ 3,618	$ 4,237
Shares redeemed	(255)	(553)	(5,686)	(12,399)
Net increase (decrease)	(97)	(366)	$ (2,068)	$ (8,162)
Fidelity Value Strategies Fund
Shares sold	2,095	4,278	$ 58,060	$ 112,601
Reinvestment of distributions	81	51	1,967	1,407
Shares redeemed	(2,377)	(7,100)	(65,046)	(193,807)
Net increase (decrease)	(201)	(2,771)	$ (5,019)	$ (79,799)
Fidelity Value Strategies Fund Class K
Shares sold	770	941	$ 21,366	$ 25,510
Reinvestment of distributions	18	11	448	313
Shares redeemed	(472)	(944)	(12,954)	(26,053)
Net increase (decrease)	316	8	$ 8,860	$ (230)
Institutional Class
Shares sold	249	421	$ 6,706	$ 11,367
Reinvestment of distributions	17	9	392	237
Shares redeemed	(521)	(442)	(13,451)	(11,646)
Net increase (decrease)	(255)	(12)	$ (6,353)	$ (42)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited.

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions and
Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SOI-USAN-0712
1.786807.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 26, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 26, 2012